UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-09903

BNY Mellon Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	05/31/18

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
BNY Mellon Asset Allocation Fund
May 31, 2018 (Unaudited)

	Principal
Description	Amount ($)		Value ($)
Bonds and Notes - 12.9%
Commercial Mortgage Pass-Through Ctfs. - .2%
UBS Commercial Mortgage Trust, Ser.
2012-C1, Cl. A3, 3.40%, 5/10/45	272,335		273,781
WFRBS Commercial Mortgage Trust, Ser.
2013-C12, Cl. A4, 3.20%, 3/15/48	315,000		313,560
WFRBS Commercial Mortgage Trust, Ser.
2013-C13, Cl. A4, 3.00%, 5/15/45	540,000		532,175
			1,119,516
Consumer Discretionary - .6%
21st Century Fox America, Gtd. Notes,
6.15%, 3/1/37	265,000		320,893
Amazon.com, Sr. Unscd. Notes, 2.50%,
11/29/22	435,000		424,455
Comcast, Gtd. Notes, 3.60%, 3/1/24	625,000		622,262
Discovery, Gtd. Notes, 2.80%, 6/15/20	345,000	[a]	341,789
eBay, Sr. Unscd. Notes, 2.60%, 7/15/22	320,000		309,748
George Washington University, Unscd.
Bonds, 4.13%, 9/15/48	325,000		327,677
Time Warner, Gtd. Notes, 4.00%, 1/15/22	305,000		310,510
Toyota Motor Credit, Sr. Unscd. Notes,
2.15%, 3/12/20	300,000		296,335
			2,953,669
Consumer Staples - .2%
Anheuser-Busch InBev Finance, Gtd.
Notes, 4.90%, 2/1/46	375,000		390,749
PepsiCo, Sr. Unscd. Notes, 4.50%,
1/15/20	375,000		388,029
			778,778
Energy - .4%
Apache, Sr. Unscd. Notes, 3.25%, 4/15/22	265,000		262,410
BP Capital Markets, Gtd. Notes, 4.75%,
3/10/19	255,000		259,123
Enterprise Products Operating, Gtd.
Notes, 2.55%, 10/15/19	200,000		198,746
Exxon Mobil, Sr. Unscd. Notes, 1.71%,
3/1/19	260,000		258,749
Sabine Pass Liquefaction, Sr. Scd. Notes,
5.75%, 5/15/24	200,000		214,964
Spectra Energy Partners, Sr. Unscd.
Notes, 3.50%, 3/15/25	195,000		186,711
Sunoco Logistics Partners Operations,
Gtd. Notes, 4.00%, 10/1/27	190,000		179,218

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Description	Amount ($)		Value ($)
Bonds and Notes - 12.9% (continued)
Energy - .4% (continued)
Williams Partners, Sr. Unscd. Notes,
4.30%, 3/4/24	225,000		227,105
			1,787,026
Financials - 1.5%
AerCap Ireland Capital DAC, Gtd. Notes,
4.50%, 5/15/21	480,000		491,287
Bank of America, Sr. Unscd. Notes, Ser. L,
2.60%, 1/15/19	520,000		519,913
Bank of America, Sub. Notes, Ser. L,
3.95%, 4/21/25	590,000		579,971
Barclays, Sub. Notes, 5.20%, 5/12/26	255,000		250,593
Citigroup, Sub. Notes, 4.45%, 9/29/27	625,000		618,559
Citizens Financial Group, Sub. Notes,
4.15%, 9/28/22	545,000	[a]	549,220
Cooperatieve Rabobank, Gtd. Notes,
4.50%, 1/11/21	530,000		547,866
Goldman Sachs Group, Sub. Notes, 6.75%,
10/1/37	530,000		636,863
Intercontinental Exchange, Gtd. Notes,
2.75%, 12/1/20	410,000		408,711
JPMorgan Chase & Co., Sub. Notes, 3.38%,
5/1/23	425,000		416,673
Morgan Stanley, Sub. Notes, 4.88%,
11/1/22	680,000		709,624
Royal Bank of Scotland Group, Sub.
Bonds, 6.13%, 12/15/22	240,000		254,151
Societe Generale, Sub. Notes, 4.75%,
11/24/25	510,000	[a]	508,509
Total System Services, Sr. Unscd. Notes,
4.80%, 4/1/26	350,000		364,265
Wells Fargo & Co., Sr. Unscd. Notes,
2.63%, 7/22/22	225,000		216,619
Wells Fargo & Co., Sub. Notes, 4.90%,
11/17/45	405,000		407,334
			7,480,158
Foreign/Governmental - .2%
Petroleos Mexicanos, Gtd. Notes, 4.88%,
1/24/22	550,000		554,125
Province of Ontario Canada, Sr. Unscd.
Bonds, 4.00%, 10/7/19	330,000		336,104
			890,229
Health Care - .4%
AbbVie, Sr. Unscd. Notes, 2.90%, 11/6/22	325,000		317,534
Amgen, Sr. Unscd. Notes, 5.65%, 6/15/42	325,000		371,491
Biogen, Sr. Unscd. Notes, 2.90%, 9/15/20	345,000		343,830
Celgene, Sr. Unscd. Notes, 2.88%,
8/15/20	265,000		263,446

	Principal
Description	Amount ($)		Value ($)
Bonds and Notes - 12.9% (continued)
Health Care - .4% (continued)
CVS Health, Sr. Unscd. Notes, 4.78%,
3/25/38	435,000		432,864
			1,729,165
Industrials - .3%
ABB Finance USA, Gtd. Notes, 2.88%,
5/8/22	505,000		499,719
American Airlines, Bonds, Ser. 2015-1 Cl.
A, 3.38%, 11/1/28	298,674		287,112
Burlington Northern Santa Fe, Sr. Unscd.
Debs., 3.45%, 9/15/21	430,000		435,326
Northrop Grumman, Sr. Unscd. Notes,
2.08%, 10/15/20	230,000		225,144
			1,447,301
Information Technology - .6%
Adobe Systems, Sr. Unscd. Notes, 3.25%,
2/1/25	305,000		301,635
Apple, Sr. Unscd. Notes, 4.38%, 5/13/45	300,000		313,938
Arrow Electronics, Sr. Unscd. Notes,
3.50%, 4/1/22	385,000		379,583
Dell International, Sr. Scd. Notes, 6.02%,
6/15/26	170,000	[a]	179,574
Fidelity National Information Services,
Gtd. Notes, 3.88%, 6/5/24	126,000		126,606
Intel, Sr. Unscd. Notes, 2.70%, 12/15/22	290,000		286,323
Microsoft, Sr. Unscd. Notes, 3.75%,
2/12/45	440,000		431,562
Oracle, Sr. Unscd. Notes, 2.50%, 5/15/22	570,000		558,231
Tech Data, Sr. Unscd. Notes, 4.95%,
2/15/27	345,000		344,390
			2,921,842
Municipal Bonds - .9%
California, GO, Refunding, 3.38%, 4/1/25	400,000		400,140
California Earthquake Authority,
Revenue, 2.81%, 7/1/19	294,000		294,159
California Educational Facilities
Authority, Revenue (Stanford
University), Ser. U-2, 5.00%, 10/1/32	375,000		476,888
Chicago, GO, 7.38%, 1/1/33	290,000		323,805
Commonwealth of Massachusetts, GO
(Build America Bonds), 4.91%, 5/1/29	325,000		363,805
New York City, GO (Build America
Bonds), 6.25%, 6/1/35	345,000		365,762
New York City Municipal Water Finance
Authority, Water and Sewer System
Second General Resolution Revenue
(Build America Bonds), 6.28%,
6/15/42	530,000		572,114

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Description	Amount ($)		Value ($)
Bonds and Notes - 12.9% (continued)
Municipal Bonds - .9% (continued)
Oakland Unified School District, GO (Build
America Bonds), 9.50%, 8/1/34	180,000		194,040
State Board of Administration Finance
Corporation, Revenue Bonds, Ser. A,
3.00%, 7/1/20	900,000		904,743
Texas Public Finance Authority,
Windstorm Insurance Association
Premium Revenue, 8.25%, 7/1/24	310,000		316,346
University of California, Limited Project
Revenue, Ser. J, 4.13%, 5/15/45	340,000		346,895
			4,558,697
Real Estate - .3%
Alexandria Real Estate Equities, Gtd.
Notes, 4.30%, 1/15/26	265,000		266,233
Boston Properties, Sr. Unscd. Notes,
4.13%, 5/15/21	215,000		219,760
CubeSmart, Gtd. Notes, 4.80%, 7/15/22	335,000		348,740
Essex Portfolio, Gtd. Notes, 3.38%,
1/15/23	265,000		260,910
Kimco Realty, Sr. Unscd. Notes, 3.40%,
11/1/22	340,000		336,409
			1,432,052
Telecommunications - .4%
AT&T, Sr. Unscd. Notes, 4.45%, 5/15/21	435,000		448,264
AT&T, Sr. Unscd. Notes, 4.13%, 2/17/26	335,000		331,520
Telefonica Emisiones, Gtd. Notes, 4.10%,
3/8/27	590,000		576,992
Verizon Communications, Sr. Unscd.
Bonds, 5.50%, 3/16/47	570,000		602,329
			1,959,105
U.S. Government Agencies - .1%
Federal Farm Credit Bank, Bonds, 3.15%,
2/14/25	315,000		311,131
U.S. Government Agencies Mortgage-Backed - 3.5%
Federal Home Loan Mortgage Corp.:
3.00%, 8/1/47	158,236	[b]	153,488
3.50%, 11/1/32-4/1/48	3,776,064	[b]	3,770,291
4.00%, 11/1/47-5/1/48	1,086,986	[b]	1,112,165
4.50%, 12/1/47	480,612	[b]	503,298
5.00%, 7/1/40	191,135	[b]	204,709
Federal National Mortgage Association:
2.50%, 10/1/31	752,624	[b]	733,756
3.00%, 10/1/32-8/1/47	3,643,681	[b]	3,554,635
3.50%, 5/1/33-3/1/48	1,978,606	[b]	1,983,476
4.00%, 4/1/38-12/1/47	1,580,510	[b]	1,620,719
4.50%, 11/1/47-1/1/48	741,541	[b]	776,041

	Principal
Description	Amount ($)		Value ($)
Bonds and Notes - 12.9% (continued)
U.S. Government Agencies Mortgage-Backed - 3.5% (continued)
5.00%, 11/1/43	125,458	[b]	133,711
Government National Mortgage Association II:
3.00%, 9/20/47	871,079		853,556
3.50%, 9/20/47	504,994		508,012
4.00%, 2/20/48	866,315		890,866
4.50%, 2/20/48	255,685		266,874
			17,065,597
U.S. Government Securities - 3.1%
U.S. Treasury Bonds, 2.88%, 8/15/45	490,000		477,348
U.S. Treasury Bonds, 2.50%, 5/15/46	460,000		415,114
U.S. Treasury Bonds, 2.25%, 8/15/46	420,000		358,953
U.S. Treasury Bonds, 3.00%, 2/15/47	315,000		314,053
U.S. Treasury Inflation Protected
Securities, Notes, 0.13%, 4/15/20	324,999	[c]	322,267
U.S. Treasury Inflation Protected
Securities, Notes, 0.63%, 7/15/21	990,908	[c,d]	996,754
U.S. Treasury Inflation Protected
Securities, Notes, 0.13%, 1/15/22	782,782	[c]	770,365
U.S. Treasury Inflation Protected
Securities, Notes, 0.38%, 7/15/25	678,708	[c]	665,928
U.S. Treasury Inflation Protected
Securities, Notes, 0.38%, 1/15/27	330,566	[c]	320,321
U.S. Treasury Inflation Protected
Securities, Notes, 1.00%, 2/15/46	647,681	[c]	657,794
U.S. Treasury Notes, 1.75%, 9/30/19	90,000		89,304
U.S. Treasury Notes, 1.88%, 12/31/19	560,000		555,603
U.S. Treasury Notes, 1.38%, 2/15/20	940,000		923,954
U.S. Treasury Notes, 1.50%, 4/15/20	480,000		471,975
U.S. Treasury Notes, 2.50%, 5/31/20	345,000		345,512
U.S. Treasury Notes, 2.00%, 7/31/20	1,000,000		990,430
U.S. Treasury Notes, 1.13%, 2/28/21	1,555,000		1,497,325
U.S. Treasury Notes, 2.13%, 9/30/21	1,235,000		1,216,330
U.S. Treasury Notes, 1.88%, 1/31/22	305,000		297,047
U.S. Treasury Notes, 1.88%, 4/30/22	1,070,000	[d]	1,039,718
U.S. Treasury Notes, 2.38%, 1/31/23	320,000		315,800
U.S. Treasury Notes, 2.63%, 2/28/23	825,000		823,260
U.S. Treasury Notes, 2.00%, 11/15/26	360,000	[d]	337,099
U.S. Treasury Notes, 2.38%, 5/15/27	200,000	[d]	192,453
U.S. Treasury Notes, 2.25%, 11/15/27	420,000		398,795
			14,793,502
Utilities - .2%
Consumers Energy, First Mortgage Bonds,
3.25%, 8/15/46	180,000		156,392
Exelon, Sr. Unscd. Notes, 3.40%, 4/15/26	280,000		268,261
NiSource, Gtd. Notes, 3.95%, 3/30/48	335,000		311,811

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Description	Amount ($)		Value ($)
Bonds and Notes - 12.9% (continued)
Utilities - .2% (continued)
Public Service Enterprise Group, Sr.
Unscd. Notes, 1.60%, 11/15/19	170,000		166,437
			902,901
Total Bonds and Notes
(cost $63,179,262)			62,130,669
Description	Shares		Value ($)
Common Stocks - 22.8%
Consumer Discretionary - 2.5%
Amazon.com	1,779	[e]	2,899,094
Best Buy	14,732		1,005,459
Carnival	14,063		875,844
Darden Restaurants	2,210		193,176
Hilton Grand Vacations	18,555	[e]	737,747
Home Depot	2,540		473,837
Lear	4,940		978,120
PulteGroup	30,230		914,457
Royal Caribbean Cruises	6,845		718,588
Time Warner	11,195		1,054,121
Toll Brothers	19,115		754,851
Walt Disney	13,334		1,326,333
			11,931,627
Consumer Staples - 1.4%
Altria Group	9,630		536,776
Campbell Soup	2,947		99,137
Conagra Brands	25,912		960,299
Costco Wholesale	1,675		332,052
Kimberly-Clark	7,070		713,009
PepsiCo	13,619		1,365,305
Philip Morris International	1,510		120,105
Procter & Gamble	8,138		595,457
Walgreens Boots Alliance	13,370		834,154
Walmart	15,387		1,270,043
			6,826,337
Energy - 1.9%
Chevron	14,763		1,835,041
ConocoPhillips	16,205		1,092,055
Exxon Mobil	17,678		1,436,161
Halliburton	17,690		879,901
Marathon Petroleum	14,620		1,155,419
Phillips 66	11,040		1,286,050
Valero Energy	11,049		1,339,139
			9,023,766
Financials - 3.5%
Allstate	11,030		1,031,084

Common Stocks - 22.8% (continued)
Financials - 3.5% (continued)
American Express	13,838		1,360,275
Ameriprise Financial	1,072		148,611
Bank of America	79,656		2,313,210
Berkshire Hathaway, Cl. B	2,844	[e]	544,711
Comerica	10,325		973,544
Discover Financial Services	13,239		977,833
JPMorgan Chase & Co.	24,237		2,593,601
Marsh & McLennan Co.	12,535		1,007,438
Principal Financial Group	9,535		532,053
Progressive	16,185		1,004,927
Prudential Financial	1,285		124,439
S&P Global	6,590		1,301,525
State Street	11,055		1,062,496
Synchrony Financial	9,576		331,617
Torchmark	10,314		874,937
Unum Group	8,102		314,439
Wells Fargo & Co.	3,720		200,843
			16,697,583
Health Care - 3.6%
AbbVie	16,502		1,632,708
Agilent Technologies	9,539		590,655
Amgen	8,096		1,454,204
Baxter International	16,982		1,203,005
Biogen	4,126	[e]	1,212,879
Bristol-Myers Squibb	14,734		775,303
Celgene	9,350	[e]	735,658
Cigna	3,389		573,995
CVS Health	13,874		879,473
Danaher	10,550		1,047,404
Eli Lilly & Co.	12,555		1,067,677
Express Scripts Holding	5,960	[e]	451,828
Johnson & Johnson	18,557		2,219,788
Pfizer	49,796		1,789,170
Thermo Fisher Scientific	3,094		644,387
Zoetis	11,787		986,572
			17,264,706
Industrials - 1.8%
Boeing	5,451		1,919,624
Caterpillar	1,335		202,800
Copa Holdings, Cl. A	1,210		134,068
Delta Air Lines	9,562		516,826
Honeywell International	1,475		218,167
Lockheed Martin	3,630		1,141,780
Norfolk Southern	7,150		1,084,297
Raytheon	4,714		987,583

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 22.8% (continued)
Industrials - 1.8% (continued)
Southwest Airlines	1,473		75,241
Spirit AeroSystems Holdings, Cl. A	11,054		936,384
Union Pacific	10,730		1,531,815
			8,748,585
Information Technology - 5.9%
Accenture, Cl. A	8,325		1,296,535
Adobe Systems	1,090	[e]	271,715
Alphabet, Cl. A	1,989	[e]	2,187,900
Alphabet, Cl. C	1,989	[e]	2,158,045
Amdocs	2,975		200,694
Apple	24,309		4,542,623
Applied Materials	24,503		1,244,262
Cadence Design Systems	19,151	[e]	812,960
CDK Global	8,190		527,027
Cognizant Technology Solutions, Cl. A	12,522		943,533
Electronic Arts	8,210	[e]	1,074,771
F5 Networks	3,770	[e]	652,625
Facebook, Cl. A	15,641	[e]	2,999,631
Fiserv	5,358	[e]	388,991
HP	49,987		1,101,214
International Business Machines	3,951		558,316
MasterCard, Cl. A	958		182,135
Micron Technology	25,075	[e]	1,444,069
Microsoft	25,048		2,475,744
Paychex	2,947		193,264
Red Hat	2,247	[e]	364,958
Skyworks Solutions	8,050		793,810
Texas Instruments	2,988		334,387
Visa, Cl. A	4,198		548,763
Western Digital	10,995		918,192
			28,216,164
Materials - .6%
Freeport-McMoRan	21,364		361,052
Huntsman	23,765		759,767
LyondellBasell Industries, Cl. A	7,513		842,358
Westlake Chemical	7,575		876,655
			2,839,832
Real Estate - .4%
Prologis	13,995	[f]	900,578
Public Storage	4,533	[f]	960,271
			1,860,849
Telecommunications - .8%
AT&T	51,626		1,668,552
T-Mobile US	11,725	[e]	653,083

Common Stocks - 22.8% (continued)
Telecommunications - .8% (continued)
Verizon Communications	35,356		1,685,421
			4,007,056
Utilities - .4%
Exelon	26,521		1,097,704
MDU Resources Group	26,260		730,028
			1,827,732
Total Common Stocks
(cost $83,134,199)			109,244,237
Description	Shares		Value ($)
Other Investments - 64.4%
Registered Investment Company;
ASG Managed Futures Strategy Fund, Cl. Y	969,204		9,323,743
BNY Mellon Corporate Bond Fund, Cl. M	992,161	[g]	12,411,932
BNY Mellon Emerging Markets Fund, Cl.
M	2,101,727	[g]	24,337,993
BNY Mellon Focused Equity
Opportunities Fund, Cl. M	2,603,296	[g]	45,661,819
BNY Mellon Income Stock Fund, Cl. M	1,296,573	[g]	12,058,127
BNY Mellon Intermediate Bond Fund, Cl.
M	1,946,942	[g]	23,869,513
BNY Mellon International Fund, Cl. M	1,031,411	[g]	14,120,022
BNY Mellon Mid Cap Multi-Strategy Fund,
Cl. M	2,012,535	[g]	36,467,143
BNY Mellon Small Cap Multi-Strategy
Fund, Cl. M	293,173	[g]	6,353,066
BNY Mellon Small/Mid Cap Multi-
Strategy Fund, Cl. M	748,828	[g]	11,711,677
Dreyfus Floating Rate Income Fund, Cl. Y	889,677	[g]	10,729,504
Dreyfus Global Real Estate Securities
Fund, Cl. Y	903,893	[g]	8,053,691
Dreyfus High Yield Fund, Cl. I	1,670,964	[g]	10,209,590
Dreyfus Institutional Preferred
Government Plus Money Market Fund	4,156,086	[g]	4,156,086
Dreyfus International Small Cap Fund, Cl.
Y	755,376	[g]	12,977,352
Dreyfus Research Growth Fund, Cl. Y	608,005	[g]	9,977,365
Dreyfus Select Managers Small Cap
Growth Fund, Cl. Y	669,275	[g]	19,924,308
Dreyfus Select Managers Small Cap Value
Fund, Cl. Y	603,179	[g]	15,405,189
Dreyfus/Newton International Equity
Fund, Cl. Y	610,855	[g]	13,115,060
Dynamic Total Return Fund, Cl. Y	512,171	[g]	8,235,702
Total Other Investments
(cost $252,395,188)			309,098,882

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $398,708,649)	100.1%	480,473,788
Liabilities, Less Cash and Receivables	(0.1%)	(711,863)
Net Assets	100.0%	479,761,925

GO—General Obligation

[a]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, these securities were valued at $1,579,092 or .33% of net assets.

[b]

The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

[c]	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
[d]

Security, or portion thereof, on loan. At May 31, 2018, the value of the fund’s securities on loan was $2,000,293 and the value of the collateral held by the fund was $2,060,141, consisting of U.S. Government & Agency securities.

[e]	Non-income producing security.
[f]	Investment in real estate investment trust.
[g]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Asset Allocation Fund
May 31, 2018 (Unaudited)

The following is a summary of the inputs used as of May 31, 2018 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Commercial Mortgage-Backed	-	1,119,516	-	1,119,516
Corporate Bonds†	-	23,391,997	-	23,391,997
Equity Securities Domestic
Common Stocks†	109,110,169	-	-	109,110,169
Equity Securities Foreign
Common Stocks†	134,068	-	-	134,068
Foreign Government	-	890,229	-	890,229
Municipal Bonds		4,558,697	-	4,558,697
Registered Investment Companies	309,098,882	-	-	309,098,882
U.S. Government
Agencies/Mortgage-Backed	-	17,376,728	-	17,376,728
U.S. Treasury	-	14,793,502	-	14,793,502

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board Memebers (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other

NOTES

investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

NOTES

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2018, accumulated net unrealized appreciation on investments was $81,765,139, consisting of $88,489,378 gross unrealized appreciation and $6,724,239 gross unrealized depreciation.

At May 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Bond Fund
May 31, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.5%
Commercial Mortgage Pass-Through Ctfs. - 1.8%
UBS Commercial Mortgage Trust,
Ser. 2012-C1, Cl. A3	3.40	5/10/45	4,187,153		4,209,391
WFRBS Commercial Mortgage Trust,
Ser. 2013-C12, Cl. A4	3.20	3/15/48	4,835,000		4,812,898
WFRBS Commercial Mortgage Trust,
Ser. 2013-C13, Cl. A4	3.00	5/15/45	9,045,000		8,913,924
					17,936,213
Consumer Discretionary - 4.1%
21st Century Fox America,
Gtd. Notes	6.15	3/1/37	4,365,000		5,285,646
Amazon. com,
Sr. Unscd. Notes	2.50	11/29/22	6,675,000		6,513,185
Comcast,
Gtd. Notes	3.60	3/1/24	9,400,000		9,358,822
Discovery Communications,
Gtd. Notes	2.80	6/15/20	5,465,000	[a]	5,414,132
eBay,
Sr. Unscd. Notes	2.60	7/15/22	5,295,000		5,125,365
Time Warner,
Gtd. Notes	4.00	1/15/22	4,905,000		4,993,615
Toyota Motor Credit,
Sr. Unscd. Notes	2.15	3/12/20	5,145,000		5,082,144
					41,772,909
Consumer Staples - 1.3%
Anheuser-Busch InBev Finance,
Gtd. Notes	4.90	2/1/46	5,935,000		6,184,261
PepsiCo,
Sr. Unscd. Notes	4.50	1/15/20	7,040,000		7,284,589
					13,468,850
Energy - 3.0%
Andeavor,
Sr. Unscd. Notes	3.80	4/1/28	4,250,000		4,075,129
Apache,
Sr. Unscd. Notes	3.25	4/15/22	4,120,000		4,079,738
BP Capital Markets,
Gtd. Notes	4.75	3/10/19	4,640,000		4,715,015
Exxon Mobil,
Sr. Unscd. Notes	1.71	3/1/19	4,425,000		4,403,713
Sabine Pass Liquefaction,
Sr. Scd. Notes	5.75	5/15/24	3,300,000		3,546,905

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.5% (continued)
Energy - 3.0% (continued)
Spectra Energy Partners,
Sr. Unscd. Notes	3.50	3/15/25	3,145,000		3,011,321
Sunoco Logistics Partners Operations,
Gtd. Notes	4.00	10/1/27	2,810,000	[b]	2,650,533
Williams Partners,
Sr. Unscd. Notes	4.30	3/4/24	3,516,000		3,548,894
					30,031,248
Financials - 11.8%
AerCap Ireland Capital DAC,
Gtd. Notes	4.50	5/15/21	7,735,000		7,916,878
Bank of America,
Sr. Unscd. Notes, Ser. L	2.60	1/15/19	9,330,000		9,328,436
Bank of America,
Sub. Notes, Ser. L	3.95	4/21/25	9,170,000		9,014,119
Barclays,
Sub. Notes	5.20	5/12/26	4,055,000		3,984,921
Citigroup,
Sub. Notes	4.45	9/29/27	10,200,000		10,094,888
Citizens Financial Group,
Sub. Notes	4.15	9/28/22	8,555,000	[a]	8,621,236
Cooperatieve Rabobank,
Gtd. Notes	4.50	1/11/21	8,060,000		8,331,694
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	8,270,000		9,937,470
Intercontinental Exchange,
Gtd. Notes	2.75	12/1/20	6,035,000		6,016,020
JPMorgan Chase & Co.,
Sub. Notes	3.38	5/1/23	5,770,000		5,656,955
Morgan Stanley,
Sub. Notes	4.88	11/1/22	11,490,000		11,990,557
Royal Bank of Scotland Group,
Sub. Bonds	6.13	12/15/22	3,660,000		3,875,795
Societe Generale,
Sub. Notes	4.75	11/24/25	8,355,000	[a]	8,330,579
Total System Services,
Sr. Unscd. Notes	4.80	4/1/26	5,765,000		5,999,966
Wells Fargo & Co.,
Sr. Unscd. Notes	2.63	7/22/22	3,530,000		3,398,506
Wells Fargo & Co.,
Sub. Notes	4.90	11/17/45	6,265,000		6,301,111
					118,799,131
Foreign/Governmental - 1.5%
Petroleos Mexicanos,
Gtd. Notes	4.88	1/24/22	8,605,000		8,669,538
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	6,500,000		6,620,222
					15,289,760

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.5% (continued)
Health Care - 2.7%
AbbVie,
Sr. Unscd. Notes	2.90	11/6/22	5,090,000		4,973,074
Amgen,
Sr. Unscd. Notes	5.65	6/15/42	4,955,000		5,663,810
Biogen,
Sr. Unscd. Notes	2.90	9/15/20	5,600,000		5,581,014
Celgene,
Sr. Unscd. Notes	2.88	8/15/20	4,305,000		4,279,755
CVS Health Corp,
Sr. Unscd. Notes	4.78	3/25/38	7,180,000		7,144,737
					27,642,390
Industrials - 3.2%
ABB Finance USA,
Gtd. Notes	2.88	5/8/22	7,215,000		7,139,547
American Airlines,
Ser. 2015-1, Cl. A	3.38	11/1/28	4,650,775		4,470,744
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	3.45	9/15/21	6,415,000		6,494,450
George Washington University,
Sr. Unscd. Bonds	4.13	9/15/48	5,350,000		5,394,062
Northrop Grumman,
Sr. Unscd. Notes	2.08	10/15/20	3,560,000		3,484,844
Tech Data,
Sr. Unscd. Notes	4.95	2/15/27	5,230,000		5,220,760
					32,204,407
Information Technology - 4.1%
Adobe Systems,
Sr. Unscd. Notes	3.25	2/1/25	4,895,000		4,840,992
Apple,
Sr. Unscd. Notes	4.38	5/13/45	4,895,000		5,122,415
Arrow Electronics,
Sr. Unscd. Notes	3.50	4/1/22	5,620,000		5,540,923
Dell International,
Sr. Scd. Notes	6.02	6/15/26	2,800,000	[a]	2,957,681
Fidelity National Information Services,
Gtd. Notes	3.88	6/5/24	2,016,000		2,025,689
Intel,
Sr. Unscd. Notes	2.70	12/15/22	4,020,000		3,969,032
Microsoft,
Sr. Unscd. Notes	3.75	2/12/45	7,035,000		6,900,092
Oracle,
Sr. Unscd. Notes	2.50	5/15/22	9,660,000		9,460,554
					40,817,378
Municipal Bonds - 7.3%
California,
GO, Refunding	3.38	4/1/25	6,270,000		6,272,195

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.5% (continued)
Municipal Bonds - 7.3% (continued)
California Earthquake Authority,
Revenue	2.81	7/1/19	4,788,000		4,790,586
California Educational Facilities
Authority,
Revenue (Stanford University), Ser. U-2	5.00	10/1/32	6,125,000		7,789,163
Chicago,
GO, Ser. B	7.38	1/1/33	4,710,000		5,259,045
Commonwealth of Massachusetts,
GO (Build America Bonds)	4.91	5/1/29	4,990,000		5,585,806
Commonwealth of Massachusetts,
GO (Build America Bonds), Ser. E	4.20	12/1/21	335,000		346,403
New York City,
GO (Build America Bonds)	6.25	6/1/35	5,470,000		5,799,185
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue (Build
America Bonds)	6.28	6/15/42	8,440,000		9,110,642
Oakland Unified School District,
GO (Build America Bonds)	9.50	8/1/34	3,550,000		3,826,900
State Board of Administration Finance
Corporation,
Revenue Bonds, Ser. A	3.00	7/1/20	14,000,000		14,073,780
Texas Public Finance Authority,
Windstorm Insurance Association
Premium Revenue	8.25	7/1/24	4,890,000		4,990,098
University of California,
Limited Project Revenue, Ser. J	4.13	5/15/45	5,530,000		5,642,148
					73,485,951
Real Estate - 2.2%
Alexandria Real Estate Equities,
Gtd. Notes	4.30	1/15/26	4,180,000		4,199,442
Boston Properties,
Sr. Unscd. Notes	4.13	5/15/21	3,005,000		3,071,526
CubeSmart,
Gtd. Notes	4.80	7/15/22	5,173,000		5,385,176
Essex Portfolio,
Gtd. Notes	3.38	1/15/23	4,301,000		4,234,619
Kimco Realty,
Sr. Unscd. Notes	3.40	11/1/22	5,595,000		5,535,901
					22,426,664
Telecommunications - 3.2%
AT&T,
Sr. Unscd. Notes	4.45	5/15/21	6,055,000	[b]	6,239,626
AT&T,
Sr. Unscd. Notes	4.13	2/17/26	4,975,000		4,923,319
Telefonica Emisiones,
Gtd. Notes	4.10	3/8/27	9,675,000		9,461,688

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.5% (continued)
Telecommunications - 3.2% (continued)
Verizon Communications,
Sr. Unscd. Bonds	5.50	3/16/47	10,605,000		11,206,498
					31,831,131
U. S. Government Agencies - .5%
Federal Farm Credit Bank,
Bonds	3.15	2/14/25	5,170,000		5,106,507
U. S. Government Agencies Mortgage-Backed - 26.7%
Federal Home Loan Mortgage Corp.
3.00%, 8/1/47			2,446,264	[c]	2,372,860
3.50%, 11/1/32-4/1/48			58,913,372	[c]	58,822,059
4.00%, 11/1/47-5/1/48			17,222,892	[c]	17,621,905
4.50%, 12/1/47			7,337,663	[c]	7,684,013
5.00%, 12/1/39-7/1/40			5,268,984	[c]	5,649,946
Federal National Mortgage Association
2.50%, 10/1/31			12,172,097	[c]	11,866,943
3.00%, 10/1/32-8/1/47			54,875,690	[c]	53,538,595
3.50%, 5/1/33-3/1/48			32,271,330	[c]	32,351,128
4.00%, 4/1/38-12/1/47			25,588,800	[c]	26,240,380
4.50%, 11/1/47-1/1/48			11,751,020	[c]	12,297,788
5.00%, 11/1/43			1,208,802	[c]	1,288,322
Government National Mortgage Association I
5.00%, 11/15/34			9,317		9,987
Government National Mortgage Association II
3.00%, 9/20/47			13,346,862		13,078,378
3.50%, 9/20/47			8,233,808		8,283,017
4.00%, 2/20/48			14,128,541		14,528,941
4.50%, 2/20/48			4,145,044		4,326,435
					269,960,697
U. S. Government Securities - 24.7%
U.S. Treasury Bonds	2.88	8/15/45	8,700,000		8,475,363
U.S. Treasury Bonds	2.50	5/15/46	2,340,000		2,111,668
U.S. Treasury Bonds	2.25	8/15/46	5,500,000		4,700,569
U.S. Treasury Bonds	3.00	2/15/47	6,715,000	[b]	6,694,803
U.S. Treasury Bonds	2.75	11/15/47	4,000,000		3,789,609
U.S. Treasury Inflation Protected
Securities,
Bonds	1.00	2/15/46	9,873,188	[d]	10,027,353
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	4/15/20	5,008,179	[d]	4,966,085
U.S. Treasury Inflation Protected
Securities,
Notes	0.63	7/15/21	14,680,942	[b,d]	14,767,556

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.5% (continued)
U. S. Government Securities - 24.7% (continued)
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	1/15/22	11,995,309	[d]	11,805,031
U.S. Treasury Inflation Protected
Securities,
Notes	0.38	7/15/25	12,848,095	[d]	12,606,170
U.S. Treasury Inflation Protected
Securities,
Notes	0.38	1/15/27	5,165,100	[d]	5,005,023
U.S. Treasury Notes	1.88	12/31/19	15,000,000		14,882,226
U.S. Treasury Notes	1.38	2/15/20	19,750,000		19,412,862
U.S. Treasury Notes	1.50	4/15/20	4,000,000		3,933,125
U.S. Treasury Notes	2.50	5/31/20	6,865,000		6,875,190
U.S. Treasury Notes	1.50	7/15/20	19,500,000	[b]	19,121,425
U.S. Treasury Notes	1.13	2/28/21	24,640,000		23,726,107
U.S. Treasury Notes	2.13	9/30/21	21,190,000		20,869,667
U.S. Treasury Notes	1.88	1/31/22	3,695,000		3,598,656
U.S. Treasury Notes	1.88	4/30/22	12,130,000	[b]	11,786,711
U.S. Treasury Notes	2.38	1/31/23	3,500,000		3,454,063
U.S. Treasury Notes	2.63	2/28/23	16,985,000		16,949,172
U.S. Treasury Notes	2.00	11/15/26	5,290,000	[b]	4,953,486
U.S. Treasury Notes	2.38	5/15/27	3,470,000	[b]	3,339,062
U.S. Treasury Notes	2.25	11/15/27	12,100,000		11,489,092
					249,340,074
Utilities - 1.4%
Consumers Energy,
First Mortgage Bonds	3.25	8/15/46	2,720,000		2,363,253
Exelon,
Sr. Unscd. Notes	3.40	4/15/26	4,400,000		4,215,537
NiSource Finance,
Sr. Unscd. Notes	3.95	3/30/48	5,115,000		4,760,938
Public Service Enterprise Group,
Sr. Unscd. Notes	1.60	11/15/19	2,670,000		2,614,032
					13,953,760
Total Bonds and Notes
(cost $1,019,334,063)					1,004,067,070
	7-Day
Description	Yield (%)		Shares		Value ($)
Other Investment - 1.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $17,419,060)	1.73		17,419,060	[e]	17,419,060

Investment of Cash Collateral for Securities Loaned - .2%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $1,977,620)	1.68	1,977,620 [e]	1,977,620
Total Investments (cost $1,038,730,743)		101.4%	1,023,463,750
Liabilities, Less Cash and Receivables		(1.4%)	(13,819,478)
Net Assets		100.0%	1,009,644,272

GO—General Obligation

[a]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, these securities were valued at $25,323,628 or 2.51% of net assets.

[b]

Security, or portion thereof, on loan. At May 31, 2018, the value of the fund’s securities on loan was $34,775,818 and the value of the collateral held by the fund was $35,839,656, consisting of cash collateral of $1,977,620 and U.S. Government & Agency securities valued at $33,862,036.

[c]

The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

[d]	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
[e]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Bond Fund
May 31, 2018 (Unaudited)

The following is a summary of the inputs used as of May 31, 2018 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Commercial Mortgage-Backed	-	17,936,213	-	17,936,213
Corporate Bonds†	-	372,947,868	-	372,947,868
Foreign Government	-	15,289,760	-	15,289,760
Municipal Bonds	-	73,485,951	-	73,485,951
Registered Investment
Companies	19,396,680	-	-	19,396,680
U.S. Government
Agencies/Mortgage-Backed	-	275,067,204	-	275,067,204
U.S. Treasury	-	249,340,074	-	249,340,074

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”)are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

NOTES

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2018, accumulated net unrealized depreciation on investments was $15,266,993, consisting of $6,449,414 gross unrealized appreciation and $21,716,407 gross unrealized depreciation.

At May 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Corporate Bond Fund
May 31, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.1%
Consumer Discretionary - 12.8%
AutoNation,
Gtd. Notes	3.50	11/15/24	6,000,000		5,721,296
BorgWarner,
Sr. Unscd. Notes	4.63	9/15/20	3,000,000		3,096,389
Daimler Finance North America,
Gtd. Notes	2.25	7/31/19	4,000,000	[a]	3,973,653
Discovery Communications,
Gtd. Notes	2.80	6/15/20	4,250,000	[a]	4,210,441
Discovery Communications,
Gtd. Notes	3.95	3/20/28	6,250,000		5,911,482
Dollar Tree,
Sr. Unscd. Notes	4.00	5/15/25	4,000,000		3,986,068
Ford Motor Credit,
Sr. Unscd. Notes	4.39	1/8/26	3,750,000		3,726,871
General Motors Financial,
Gtd. Notes, Ser. A	5.75	12/31/49	5,000,000	[b]	4,881,250
Grupo Televisa,
Sr. Unscd. Notes	4.63	1/30/26	5,000,000	[b]	5,040,944
Harley-Davidson Financial Services,
Gtd. Notes	2.15	2/26/20	5,000,000	[a]	4,923,522
Hasbro,
Sr. Unscd. Notes	3.15	5/15/21	5,000,000		4,991,718
Macy's Retail Holdings,
Gtd. Notes	2.88	2/15/23	3,000,000	[b]	2,844,506
Marriott International,
Sr. Unscd. Notes	2.88	3/1/21	3,000,000	[b]	2,974,339
Michael Kors,
Gtd. Notes	4.00	11/1/24	3,000,000	[a]	2,939,765
NBCUniversal Media,
Gtd. Notes	4.38	4/1/21	6,500,000		6,712,623
Nordstorm,
Sr. Unscd. Notes	4.00	3/15/27	4,000,000	[b]	3,826,115
NVR,
Sr. Unscd. Notes	3.95	9/15/22	6,750,000		6,838,433
Sky,
Gtd. Notes	2.63	9/16/19	5,515,000	[a]	5,485,804
Tapestry,
Sr. Unscd. Notes	3.00	7/15/22	3,000,000		2,908,541
Thomson Reuters,
Sr. Unscd. Notes	4.70	10/15/19	5,000,000		5,108,264
Time Warner,
Gtd. Notes	4.00	1/15/22	2,000,000		2,036,133

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.1% (continued)
Consumer Discretionary - 12.8% (continued)
Time Warner,
Gtd. Notes	3.80	2/15/27	3,000,000		2,904,090
Volkswagen Group of America Finance,
Gtd. Notes	2.13	5/23/19	5,000,000	[a]	4,966,880
					100,009,127
Consumer Staples - 4.8%
Alimentation Couche-Tard,
Gtd. Notes	3.55	7/26/27	3,000,000	[a]	2,840,562
Anheuser-Busch InBev Finance,
Gtd. Notes	3.65	2/1/26	4,000,000		3,931,668
BAT Capital,
Gtd. Notes	3.56	8/15/27	4,000,000	[a]	3,769,324
Becle,
Gtd. Notes	3.75	5/13/25	6,000,000	[a]	5,787,685
Flowers Foods,
Sr. Unscd. Notes	4.38	4/1/22	5,500,000		5,665,304
Flowers Foods,
Sr. Unscd. Notes	3.50	10/1/26	2,000,000		1,890,395
Grupo Bimbo,
Gtd. Notes	3.88	6/27/24	3,000,000	[a]	2,931,569
Grupo Bimbo,
Sub. Notes	5.95	4/17/18	500,000	[a]	496,850
Maple Escrow Subsidiary,
Gtd. Notes	4.60	5/25/28	5,000,000	[a]	5,012,475
McCormick & Co.,
Sr. Unscd. Notes	3.15	8/15/24	3,000,000		2,895,111
Newell Brands,
Sr. Unscd. Notes	5.00	11/15/23	2,400,000		2,465,069
					37,686,012
Energy - 9.5%
Anadarko Petroleum,
Sr. Unscd. Notes	5.55	3/15/26	2,750,000		2,979,479
Andeavor,
Notes	4.75	12/15/23	4,000,000		4,178,614
Andeavor Logis,
Notes	4.25	12/1/27	1,500,000		1,456,804
Andeavor Logistics,
Gtd. Bond	3.50	12/1/22	2,000,000		1,967,163
Andeavor Logistics ,
Gtd. Notes	6.25	10/15/22	746,000		778,638
Antero Resources,
Gtd. Notes	5.13	12/1/22	3,000,000		3,030,000
Boardwalk Pipelines,
Gtd. Notes	4.95	12/15/24	2,500,000		2,573,180
Cheniere Corpus Christi Holdings,
Sr. Scd. Notes	5.13	6/30/27	4,000,000		3,990,000

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.1% (continued)
Energy - 9.5% (continued)
Continental Resources,
Gtd. Notes	5.00	9/15/22	5,125,000		5,208,708
Enbridge,
Sr. Unscd. Notes	4.25	12/1/26	4,000,000		4,015,247
Energy Transfer,
Sr. Unscd. Notes	4.90	2/1/24	3,300,000		3,393,109
Energy Transfer Partners,
Gtd. Notes	5.88	3/1/22	2,500,000		2,657,837
Harvest Operations,
Gtd. Notes	4.20	6/1/23	2,000,000	[a]	2,036,380
Marathon Oil,
Sr. Unscd. Notes	2.80	11/1/22	5,000,000		4,812,781
Newfield Exploration,
Sr. Unscd. Notes	5.63	7/1/24	2,500,000		2,653,125
Newfield Exploration,
Sr. Unscd. Notes	5.38	1/1/26	2,000,000		2,067,500
Noble Energy,
Sr. Unscd. Notes	3.90	11/15/24	3,000,000		2,987,804
Patterson-UTI Energy,
Gtd. Notes	3.95	2/1/28	3,000,000	[a]	2,877,359
Petrobras Global Finance,
Gtd. Notes	5.38	1/27/21	6,000,000	[b]	6,156,720
Petroleos Mexicanos,
Gtd. Notes	4.63	9/21/23	5,000,000		4,914,500
Petroleos Mexicanos,
Sr. Unscd. Notes	5.35	2/12/28	200,000	[a]	188,800
Sabal Trail Trans,
Sr. Unscd. Notes	4.25	5/1/28	3,000,000	[a,b]	3,022,197
Sabine Pass Liquefaction,
Sr.scd. Notes	5.63	3/1/25	2,000,000		2,140,527
Valero Energy Partners,
Sr. Unscd. Notes	4.38	12/15/26	1,000,000		997,899
Williams Partners,
Sr. Unscd. Notes	3.75	6/15/27	3,000,000		2,843,692
					73,928,063
Financials - 27.0%
Apollo Management Holdings,
Gtd. Notes	4.00	5/30/24	7,000,000	[a]	6,955,070
Assured Guaranty U.S. Holdings,
Gtd. Notes	5.00	7/1/24	7,000,000	[b]	7,335,543
BAC Capital Trust XIV,
Gtd. Notes, Ser. G	4.00	3/15/43	3,000,000	[c]	2,673,750
Bank of America,
Jr. Sub. Notes, Ser. FF	5.88	3/15/28	3,000,000		2,970,000
Bank of America,
Sub. Notes	4.20	8/26/24	5,000,000		5,045,764

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.1% (continued)
Financials - 27.0% (continued)
Bank of Nova Scotia,
Jr. Sub. Notes	4.65	10/12/49	5,000,000		4,616,625
Barclays,
Sub. Notes	5.20	5/12/26	7,500,000		7,370,385
BBVA Bancomer,
Sr. Unscd. Notes	4.38	4/10/24	5,250,000	[a,b]	5,177,812
Blackstone Holdings Finance,
Gtd. Notes	4.75	2/15/23	3,000,000	[a]	3,151,438
BNP Paribas,
Sub. Notes	4.38	5/12/26	5,000,000	[a]	4,874,868
Carlyle Holdings Finance,
Gtd. Notes	3.88	2/1/23	5,921,000	[a]	5,953,065
Citigroup,
Jr. Sub. Debs., Ser. Q	5.95	12/29/49	5,000,000		5,186,975
Citigroup,
Sub. Bonds	4.40	6/10/25	4,000,000		4,008,954
Citizens Financial Group,
Sub. Bonds	3.75	7/1/24	6,000,000		5,859,795
Cooperatieve Rabobank,
Bank Gtd. Notes	4.38	8/4/25	6,500,000		6,406,941
Credit Agricole,
Sub. Notes	4.00	1/10/33	7,250,000	[a]	6,673,224
Credit Suisse Group Funding Guernsey,
Gtd. Notes	3.80	9/15/22	7,000,000		7,013,065
Deutsche Bank,
Sub. Notes	4.50	4/1/25	7,500,000	[b]	6,730,624
E*Trade Financial,
Sr. Unscd. Notes	3.80	8/24/27	3,500,000		3,349,874
Five Corners Funding Trust,
Sr. Unscd. Bonds	4.42	11/15/23	6,750,000	[a]	6,993,166
Goldman Sachs Group,
Sr. Unscd. Notes	3.50	11/16/26	6,000,000		5,695,720
International Lease Finance,
Sr. Unscd. Notes	5.88	8/15/22	7,000,000		7,509,810
JPMorgan Chase & Co.,
Sub. Notes	3.38	5/1/23	4,500,000		4,411,836
JPMorgan Chase & Co.,
Sub. Notes	3.63	12/1/27	3,000,000		2,835,286
Legg Mason,
Sr. Unscd. Notes	4.75	3/15/26	6,000,000		6,205,958
Llyods Banking Group,
Sub. Notes	4.58	12/10/25	4,500,000		4,431,209
Llyoyds Bank,
Jr. Sub. Notes	12.00	12/29/49	3,000,000	[a]	3,705,165
MetLife,
Jr. Sub. Notes, Ser. D	5.88	3/15/28	5,000,000		5,093,800
Moody's,
Sr. Unscd. Notes	4.50	9/1/22	5,000,000		5,201,270

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.1% (continued)
Financials - 27.0% (continued)
Morgan Stanley,
Sub. Notes	4.88	11/1/22	7,000,000		7,304,952
Nasdaq,
Sr. Unscd. Notes	3.85	6/30/26	2,000,000		1,935,481
Nuveen Finance,
Sr. Unscd. Notes	2.95	11/1/19	6,000,000	[a]	5,987,611
Royal Bank of Canada,
Sub. Notes	4.65	1/27/26	6,000,000		6,144,311
Royal Bank of Scotland Group,
Sub. Bonds	6.13	12/15/22	5,000,000		5,294,802
Royal Bank of Scotland Group,
Sub. Notes	6.00	12/19/23	3,000,000		3,187,430
Santander Holdings,
Sr. Unscd. Bonds	3.70	3/28/22	7,500,000		7,411,738
Societe Generale,
Sub. Notes	4.75	11/24/25	7,250,000	[a]	7,228,809
Stifel Financial,
Sr. Unscd. Bonds	4.25	7/18/24	7,000,000		7,002,642
Toronto-Dominion Bank,
Sub. Notes	3.63	9/15/31	1,500,000		1,436,127
Westpac Banking,
Sub. Notes	4.32	11/23/31	5,000,000		4,860,014
					211,230,909
Foreign/Governmental - 1.5%
Bermuda Government,
Sr. Unscd. Notes	5.60	7/20/20	6,102,000	[a]	6,371,403
Petroleos Mexicanos,
Gtd. Notes	5.50	1/21/21	3,000,000		3,083,610
Saudi Arabian Government,
Sr. Unscd. Notes	2.38	10/26/21	2,700,000	[a]	2,598,167
					12,053,180
Health Care - 5.7%
AbbVie,
Sr. Unscd. Notes	3.60	5/14/25	5,000,000		4,878,706
Amgen,
Sr. Unscd. Notes	3.88	11/15/21	3,500,000		3,581,103
Boston Medical Center,
Scd. Bonds, Ser. 2017	3.91	7/1/28	5,000,000		4,859,565
Celgene,
Sr. Unscd. Notes	3.90	2/20/28	6,000,000		5,765,738
CVS Health,
Sr. Unscd. Notes	4.10	3/25/25	3,750,000		3,757,212
CVS Health,
Sr. Unscd. Notes	4.78	3/25/38	1,750,000		1,741,405
Dignity Health,
Unscd. Notes	3.13	11/1/22	5,000,000		4,942,686

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.1% (continued)
Health Care - 5.7% (continued)
Express Scripts Holding,
Gtd. Notes	3.00	7/15/23	3,000,000		2,848,101
Magellan Health,
Sr. Unscd. Notes	4.40	9/22/24	5,000,000		4,922,701
NY Society for Relief of Ruptured &
Crippled Maintaining Hosp Special
Surgery,
Sr. Bonds	3.74	4/1/28	2,000,000		1,992,636
Teva Pharmaceuticals Finance,
Gtd. Notes	2.20	7/21/21	2,500,000		2,297,708
UnitedHealth Group,
Sr. Unscd. Notes	2.88	3/15/22	3,000,000		2,971,826
					44,559,387
Industrials - 6.0%
Air Canada Pass Through Trust,
Notes, Ser. 2015-1 Cl. A	3.60	9/15/28	2,663,610	[a]	2,594,782
American Airlines Pass Through Trust,
Bonds, Ser. 2015-1 Cl. A	3.38	11/1/28	4,266,766		4,101,600
Arrow Electronics,
Sr. Unscd. Notes	3.25	9/8/24	2,000,000		1,881,200
Carlisle Cos.,
Sr. Unscd. Notes	3.75	12/1/27	4,000,000		3,824,026
CRH America Finance,
Gtd. Notes	3.40	5/9/27	1,000,000	[a]	947,448
GATX,
Sr. Unscd. Notes	4.75	6/15/22	3,000,000		3,121,532
GATX,
Sr. Unscd. Notes	3.25	3/30/25	2,000,000		1,887,186
Huntington Ingalls Industries,
Gtd. Notes	3.48	12/1/27	2,000,000	[a]	1,910,520
Oshkosh,
Sr. Unscd. Notes	4.60	5/15/28	3,000,000		3,003,750
Pentair Finance,
Gtd. Notes	2.65	12/1/19	4,500,000		4,461,696
Stanley Black & Decker,
Sub. Notes	1.62	11/17/18	3,000,000		2,987,470
Tech Data,
Sr. Unscd. Notes	4.95	2/15/27	7,250,000		7,237,191
United Airlines Pass Through Trust,
Notes, Ser. 2016-2 Cl. A, Ser. A	3.10	4/7/30	4,867,845		4,607,221
Waste Management,
Gtd. Notes	4.75	6/30/20	3,853,000		3,999,267
					46,564,889
Information Technology - 10.9%
Arrow Electronics,
Sr. Unscd. Notes	3.50	4/1/22	2,000,000		1,971,859

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.1% (continued)
Information Technology - 10.9% (continued)
Arrow Electronics,
Sr. Unscd. Notes	4.00	4/1/25	3,000,000		2,940,301
Avnet,
Sr. Unscd. Notes	4.88	12/1/22	3,000,000		3,088,335
Broadridge Financial Solutions,
Sr. Unscd. Notes	3.95	9/1/20	4,850,000		4,928,756
CA,
Sr. Unscd. Notes	3.60	8/1/20	5,000,000		5,039,049
Cadence Design Systems,
Sr. Unscd. Notes	4.38	10/15/24	6,250,000		6,433,666
Citrix Systems,
Sr. Unscd. Notes	4.50	12/1/27	5,500,000		5,367,845
Dell International,
Sr. Scd. Notes	8.10	7/15/36	3,000,000	[a]	3,517,689
eBay,
Sr. Unscd. Notes	3.60	6/5/27	3,500,000		3,320,352
eBay ,
Sr. Unscd. Notes	3.80	3/9/22	2,500,000		2,534,330
Electronic Arts,
Sr. Unscd. Notes	4.80	3/1/26	3,000,000		3,190,169
Fiserv,
Sr. Unscd. Notes	3.50	10/1/22	6,500,000		6,510,009
Flex ,
Sr. Unscd. Notes	4.75	6/15/25	6,000,000		6,159,128
Jabil,
Sr. Unscd. Bonds	5.63	12/15/20	3,737,000		3,930,203
Lam Research,
Sr. Unscd. Notes	3.80	3/15/25	7,500,000		7,502,722
Maxim Integrated Products,
Sr. Unscd. Notes	2.50	11/15/18	3,000,000		2,997,002
Microchip Technology,
Sr. Scd. Notes	4.33	6/1/23	5,000,000	[a]	5,026,578
Total System Services,
Sr. Unscd. Notes	4.80	4/1/26	7,500,000		7,805,680
VMware,
Sr. Unscd. Notes	2.95	8/21/22	3,000,000		2,883,782
					85,147,455
Materials - 4.3%
Anglo American Capital,
Gtd. Notes	4.50	3/15/28	4,000,000	[a]	3,926,986
CRH America,
Gtd. Notes	3.88	5/18/25	3,000,000	[a]	2,956,960
Dow Chemical,
Sr. Unscd. Notes	3.00	11/15/22	3,000,000		2,939,293
Georgia-Pacific,
Sr. Unscd. Notes	3.16	11/15/21	6,000,000	[a]	5,984,798

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.1% (continued)
Materials - 4.3% (continued)
Glencore Funding,
Gtd. Notes	4.63	4/29/24	2,000,000	[a]	2,035,422
International Paper,
Sr. Unscd. Notes	3.00	2/15/27	5,000,000		4,551,245
Valmont Industries,
Gtd. Notes	6.63	4/20/20	1,667,000		1,772,000
WestRock,
Gtd. Notes	3.75	3/15/25	4,000,000	[a]	3,950,091
Yara International ASA	4.75	6/1/28	5,500,000	[a]	5,511,977
					33,628,772
Municipal Bonds - 4.9%
Chicago,
GO	7.05	1/1/29	6,985,000		7,476,185
Detroit,
Ser. B-1	4.00	4/1/44	2,000,000	[c]	1,594,780
Illinois,
GO	5.88	3/1/19	2,385,000		2,431,770
Illinois,
GO	6.20	7/1/21	880,000		911,698
Massachusetts Development Finance
Agency,
Revenue (Emerson College Issue)	2.96	1/1/19	4,000,000		3,998,280
Medical Center Hospital Authority,
RAC (Columbus Regional Healthcare
System, Inc. Project)	4.88	8/1/22	5,000,000		5,232,100
North Texas Tollway Authority,
Subordinate Lien System Revenue
(Build America Bonds)	8.91	2/1/30	5,000,000		5,462,800
Oklahoma Development Finance
Authority,
Revenue (OU Medicine Project)	5.45	8/15/28	3,750,000		3,959,925
Texas Public Finance Authority,
Windstorm Insurance Association
Premium Revenue	8.25	7/1/24	7,500,000		7,653,525
					38,721,063
Real Estate - 6.3%
Alexandria Real Estate Equities,
Gtd. Notes	4.30	1/15/26	2,000,000		2,009,303
Alexandria Real Estate Equities,
Gtd. Notes	3.95	1/15/27	3,327,000		3,248,876
CBRE Services,
Gtd. Notes	4.88	3/1/26	6,000,000		6,247,618
CubeSmart,
Gtd. Notes	4.80	7/15/22	3,500,000		3,643,556
Duke Realty,
Sr. Unscd. Notes	3.25	6/30/26	1,000,000		940,960
EPR Properties,
Gtd. Notes	4.75	12/15/26	2,500,000		2,453,317

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.1% (continued)
Real Estate - 6.3% (continued)
EPR Properties,
Gtd. Notes	4.50	6/1/27	2,000,000		1,916,608
Essex Portfolio,
Gtd. Notes	3.25	5/1/23	3,000,000		2,931,681
Healthcare Trust of America Holdings,
Gtd. Notes	3.75	7/1/27	4,000,000		3,810,429
Hudson Pacific Properties,
Gtd. Notes	3.95	11/1/27	2,500,000		2,362,340
Kilroy Realty,
Gtd. Notes	4.38	10/1/25	4,250,000		4,280,379
Liberty Property,
Sr. Unscd. Notes	3.25	10/1/26	4,000,000		3,746,480
Retail Opportunity Investments
Partnership,
Gtd. Notes	5.00	12/15/23	3,750,000		3,783,973
Retail Opportunity Investments
Partnership,
Gtd. Notes	4.00	12/15/24	3,000,000		2,853,733
SL Green Operating Partnership,
Gtd. Notes	3.25	10/15/22	2,000,000		1,948,284
Weingarten Realty Investors,
Sr. Unscd. Notes	4.45	1/15/24	3,000,000		3,068,728
					49,246,265
Telecommunications - 3.0%
AT&T,
Sr. Unscd. Notes	3.90	3/11/24	4,575,000		4,580,383
AT&T,
Sr. Unscd. Notes	4.45	4/1/24	3,000,000		3,073,202
Telefonica Emisiones,
Gtd. Notes	4.57	4/27/23	6,500,000		6,772,837
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	5,500,000		5,910,197
Verizon Communications,
Sr. Unscd. Notes	4.50	8/10/33	3,000,000		2,948,027
					23,284,646
Utilities - 2.4%
Black Hills,
Sr. Unscd. Notes	4.25	11/30/23	5,000,000		5,126,758
Entergy,
Sr. Unscd. Notes	2.95	9/1/26	2,000,000		1,839,080
Exelon,
Jr. Sub. Notes	3.50	6/1/22	3,500,000		3,470,610
Mid-Atlantic Interstate Transmission,
Sr. Unscd. Notes	4.10	5/15/28	3,000,000	[a]	3,029,331

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 99.1% (continued)
Utilities - 2.4% (continued)
Mississippi Power,
Sr. Unscd. Notes	3.95	3/30/28	5,000,000	4,978,709
				18,444,488
Total Bonds and Notes
(cost $783,440,419)				774,504,256
	7-Day
Description	Yield (%)		Shares	Value ($)
Other Investment - .8%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $6,171,224)	1.73		6,171,224 [d]	6,171,224

Investment of Cash Collateral for Securities Loaned - 3.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $23,352,364)	1.68		23,352,365 [d]	23,352,364
Total Investments (cost $812,964,007)			102.9%	804,027,844
Liabilities, Less Cash and Receivables			(2.9%)	(22,361,151)
Net Assets			100.0%	781,666,693

GO—General Obligation

[a]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, these securities were valued at $162,525,646 or 20.79% of net assets.

[b]

Security, or portion thereof, on loan. At May 31, 2018, the value of the fund’s securities on loan was $22,784,262 and the value of the collateral held by the fund was $23,663,000, consisting of cash collateral of $23,352,364 and U.S. Government & Agency securities valued at $310,636.

[c]	Variable rate security—rate shown is the interest rate in effect at period end.
[d]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Corporate Bond Fund
May 31, 2018 (Unaudited)

The following is a summary of the inputs used as of May 31, 2018 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	-	723,730,013	-	723,730,013
Foreign Government	-	12,053,180	-	12,053,180
Municipal Bonds	-	38,721,063	-	38,721,063
Registered Investment
Companies	29,523,588	-	-	29,523,588

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”)are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

NOTES

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2018, accumulated net unrealized depreciation on investments was $8,936,163, consisting of $7,000,390 gross unrealized appreciation and $15,936,553 gross unrealized depreciation.

At May 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Emerging Markets Fund
May 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 95.6%
Australia - 1.1%
MMG	15,120,000	[a]	10,962,637
Brazil - 6.1%
Ambev, ADR	526,181		2,767,712
Banco do Brasil	713,100		5,783,388
Cia Hering	430,100		1,958,085
Estacio Participacoes	909,600		6,113,235
Hypera	704,900		5,324,147
Localiza Rent a Car	574,060		3,798,352
Suzano Papel e Celulose	910,700		10,533,612
Tim Participacoes	2,916,200		10,450,824
Vale	1,030,460		14,024,744
			60,754,099
Chile - .2%
Enel Americas	11,331,002		2,209,173
China - 34.8%
Alibaba Group Holding, ADR	256,194	[a]	50,728,974
Anhui Conch Cement, Cl. H	1,386,500		8,480,806
ANTA Sports Products	619,000		3,560,723
Bank of China, Cl. H	20,246,000		10,512,052
Beijing Capital International Airport, Cl.
H	4,242,000		6,265,354
China Construction Bank, Cl. H	31,145,939		31,371,032
China Lodging Group, ADR	284,544		12,522,781
China Shenhua Energy, Cl. H	4,020,500		10,486,787
CNOOC	5,455,000		9,243,745
Dali Foods Group Co.	8,235,000	[b]	6,337,612
ENN Energy Holdings	630,000		6,469,399
Geely Automobile Holdings	1,450,000		4,076,505
Jiangsu Expressway, Cl. H	2,644,000		3,977,417
PICC Property & Casualty, Cl. H	5,898,000		10,368,616
Ping An Healthcare and Technology Co.	869,000	[b]	5,074,485
Ping An Insurance Group Company of
China, Cl. H	2,395,000		23,305,086
Shanghai Pharmaceuticals Holding, Cl. H	4,524,100		13,926,881
Sinotrans, Cl. H	9,001,000		5,098,526
Sunny Optical Technology Group	739,300		14,888,011
TAL Education Group, ADR	323,086	[a]	13,718,232
Tencent Holdings	1,659,300		83,641,418
Weibo, ADR	93,467	[a]	9,525,222

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.6% (continued)
China - 34.8% (continued)
YY, ADR	40,750	[a]	4,748,597
			348,328,261
Colombia - .5%
Ecopetrol, ADR	242,740		5,216,483
Czech Republic - .5%
Moneta Money Bank	1,291,597	[b]	4,511,497
Hong Kong - 3.2%
Brilliance China Automotive Holdings	836,000		1,560,834
China Everbright International	8,376,000		12,459,484
Galaxy Entertainment Group	1,473,000		12,934,171
Shimao Property Holdings	1,668,000		4,892,815
			31,847,304
Hungary - .5%
MOL Hungarian Oil & Gas	539,799		5,085,893
India - 6.8%
Engineers India	1,426,502		2,764,166
ICICI Bank	608,296		2,564,017
Indiabulls Housing Finance	358,698		6,562,566
Infosys, ADR	742,922		13,513,751
ITC	1,563,653		6,276,213
Jubilant Foodworks	173,889		6,445,786
Maruti Suzuki India	69,801		8,808,207
Mindtree	390,577		5,820,929
Shriram Transport Finance	224,634		4,830,236
Tech Mahindra	1,005,685		10,600,911
			68,186,782
Indonesia - 1.6%
Bank Negara Indonesia	8,096,300		4,922,995
Bank Rakyat Indonesia	10,814,300		2,390,300
Telekomunikasi Indonesia	35,535,100		8,882,373
			16,195,668
Malaysia - .9%
AirAsia Group	5,536,700		4,240,812
Malaysia Airports Holdings	2,079,100		4,336,249
			8,577,061
Mexico - 2.7%
Arca Continental	213,500		1,284,555
Grupo Aeroportuario del Centro Norte	1,298,100		6,177,229
Grupo Financiero Banorte, Cl. O	1,592,400		8,435,996
Wal-Mart de Mexico	4,601,600		11,588,991
			27,486,771
Philippines - .1%
Puregold Price Club	1,198,980		1,064,931

Description	Shares		Value ($)
Common Stocks - 95.6% (continued)
Russia - 2.5%
LUKOIL, ADR	134,253		8,949,305
Sberbank of Russia, ADR	1,127,934		16,185,853
			25,135,158
South Africa - 5.0%
Barloworld	425,415		4,434,256
Clicks Group	732,510		11,674,787
Mr Price Group	362,768		7,146,991
Nedbank Group	493,769		10,605,217
Sasol	348,597		12,630,024
Shoprite Holdings	212,175		3,898,815
			50,390,090
South Korea - 13.1%
Doosan Infracore	664,660	[a]	6,399,058
GS Engineering & Construction	216,660		9,839,927
Hana Financial Group	142,959		5,501,571
Hankook Tire	79,599		3,161,076
KB Financial Group	79,239		3,811,504
Korea Investment Holdings	116,049		10,058,934
LG Electronics	116,171		9,941,798
POSCO	59,653		18,797,444
Samsung Card	207,976		7,152,278
Samsung Electro-Mechanics	76,155		9,420,992
Samsung Electronics	1,013,092		47,555,617
			131,640,199
Taiwan - 8.5%
Chailease Holding	4,496,000		15,983,234
E Ink Holdings	4,196,000		4,768,385
Eclat Textile	354,000		4,312,384
Fubon Financial Holding	6,504,000		11,266,331
Globalwafers Co.	416,000		8,172,481
Hiwin Technologies	746,000		10,522,708
Taiwan Semiconductor Manufacturing	3,204,000		23,907,350
TCI Co.	449,000		5,854,540
			84,787,413
Thailand - 1.1%
Indorama Ventures	3,520,700		6,389,019
Thai Beverage	2,856,000		1,629,101
Thanachart Capital	1,586,100		2,549,291
			10,567,411
Turkey - 1.4%
BIM Birlesik Magazalar	251,175		3,840,482
Tofas Turk Otomobil Fabrikasi	605,383		3,341,654
Turkiye Garanti Bankasi	3,718,061		7,312,195
			14,494,331

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares	Value ($)
Common Stocks - 95.6% (continued)
United Arab Emirates - 1.2%
Abu Dhabi Commercial Bank		4,128,092	7,903,347
Dubai Islamic Bank		2,743,054	3,781,018
			11,684,365
United States - 3.8%
iShares MSCI Emerging Markets ETF		831,866	38,007,958
Total Common Stocks (cost $716,420,402)			957,133,485
	Preferred
	Dividend
	Yield (%)
Preferred Stocks - 3.3%
Brazil - 2.8%
Banco do Estado do Rio Grande do Sul,
Cl. B	7.24	1,550,600	6,819,247
Cia Energetica de Minas Gerais	7.29	3,049,400	6,193,233
Petroleo Brasileiro	0.32	2,040,400	10,377,632
Usinas Siderurgicas de Minas Gerais, Cl.
A	0.66	1,883,500	4,149,629
			27,539,741
Chile - .5%
Embotelladora Andina, Cl. B	3.48	1,166,013	5,000,872
Total Preferred Stocks (cost $34,642,598)			32,540,613
	7-Day
	Yield (%)
Other Investment - .2%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $2,328,091)	1.73	2,328,091 [c]	2,328,091
Total Investments (cost $753,391,091)		99.1%	992,002,189
Cash and Receivables (Net)		.9%	9,144,706
Net Assets		100.0%	1,001,146,895

ADR—American Depository Receipt
ETF—Exchange-Traded Fund

[a]	Non-income producing security.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, these securities were valued at $15,923,594 or 1.59% of net assets.

[c]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Emerging Markets Fund
May 31, 2018 (Unaudited)

The following is a summary of the inputs used as of May 31, 2018 in valuing the fund’s investments:

				Level 3 -
	Level 1 -	Level 2 - Other		Significant
	Unadjusted	Significant		Unobservable
	Quoted Prices	Observable Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign
Common Stocks	137,876,911	781,248,616	†	-	919,125,527
Equity Securities - Foreign
Preferred Stocks	-	32,540,613	†	-	32,540,613
Exchange-Traded Funds	38,007,958	-		-	38,007,958
Registered Investment Company	2,328,091	-		-	2,328,091
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††	-	1,208		-	1,208

† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
†† Amount shown represents unrealized appreciation at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
BNY Mellon Emerging Markets Fund
May 31, 2018 (Unaudited)

Counterparty/	Purchased		Sold
Purchased	Currency	Currency	Currency	Settlement	Unrealized
Currency	Amounts	Sold	Amounts	Date	Appreciation ($)
Northern Trust Bank
		United States
Czech Koruna	18,478,999	Dollar	835,334	6/1/18	1,208
Gross Unrealized Appreciation					1,208

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2018 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to

NOTES

sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At May 31, 2018, accumulated net unrealized appreciation on investments was $238,611,098, consisting of $275,687,806 gross unrealized appreciation and $37,076,708 gross unrealized depreciation.

At May 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Focused Equity Opportunities Fund
May 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.9%
Capital Goods - 9.3%
Boeing	37,394		13,168,671
Deere & Co.	91,930		13,744,454
Honeywell International	83,918		12,412,311
Illinois Tool Works	78,012		11,210,325
			50,535,761
Consumer Services - 3.0%
Yum! Brands	198,970		16,182,230
Diversified Financials - 12.9%
Ally Financial	748,870		19,208,516
Charles Schwab	324,050		18,023,661
Intercontinental Exchange	241,560		17,124,189
Invesco	587,510		16,050,773
			70,407,139
Energy - 7.3%
Andeavor	116,630		16,844,871
Valero Energy	186,460		22,598,952
			39,443,823
Food, Beverage & Tobacco - 7.2%
Constellation Brands, Cl. A	45,997		10,261,011
Mondelez International, Cl. A	412,876		16,213,641
Philip Morris International	158,543		12,610,510
			39,085,162
Health Care Equipment & Services - 7.6%
Abbott Laboratories	324,630		19,974,484
UnitedHealth Group	88,413		21,352,624
			41,327,108
Materials - 2.4%
DowDuPont	204,330		13,099,596
Media - 5.8%
Comcast, Cl. A	498,691		15,549,185
Twenty-First Century Fox, Cl. A	417,700		16,102,335
			31,651,520
Pharmaceuticals, Biotechnology & Life Sciences - 5.5%
Agilent Technologies	233,560		14,462,035
Allergan	104,089		15,696,621
			30,158,656
Real Estate - 2.4%
Equinix	33,237	[a]	13,190,104

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 98.9% (continued)
Retailing - 4.6%
Amazon. com		15,231	[b]	24,820,742
Semiconductors & Semiconductor Equipment - 8.6%
NVIDIA		134,000		33,793,460
Texas Instruments		117,852		13,188,817
				46,982,277
Software & Services - 22.3%
Adobe Systems		125,318	[b]	31,239,271
Alphabet, Cl. A		22,653	[b]	24,918,300
Electronic Arts		170,254	[b]	22,287,951
Microsoft		219,555		21,700,816
Visa, Cl. A		163,756	[c]	21,406,184
				121,552,522
Total Common Stocks (cost $381,843,595)				538,436,640
	7-Day
	Yield (%)
Other Investment - .9%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $4,726,779)	1.73	4,726,779	[d]	4,726,779
Total Investments (cost $386,570,374)		99.8%		543,163,419
Cash and Receivables (Net)		.2%		1,093,510
Net Assets		100.0%		544,256,929

[a]	Investment in real estate investment trust.
[b]	Non-income producing security.
[c]

Security, or portion thereof, on loan. At May 31, 2018, the value of the fund’s securities on loan was $21,042,260 and the value of the collateral held by the fund was $21,450,838, consisting of U.S. Government & Agency securities.

[d]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Focused Equity Opportunities Fund
May 31, 2018 (Unaudited)

The following is a summary of the inputs used as of May 31, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	538,436,640	-	-	538,436,640
Registered Investment
Company	4,726,779	-	-	4,726,779

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2018, accumulated net unrealized appreciation on investments was $156,593,045, consisting of $168,668,310 gross unrealized appreciation and $12,075,265 gross unrealized depreciation.

At May 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Government Money Market Fund
May 31, 2018 (Unaudited)

	Annualized Yield
	on Date of	Principal
Description	Purchase (%)	Amount($)		Value($)
U. S. Government Agencies - 31.5%
Federal Farm Credit Bank:
6/1/18, FCPR - 3.08%	1.67	10,000,000	[a]	9,999,310
6/1/18, FCPR - 3.06%	1.68	15,000,000	[a]	15,001,520
6/1/18, FFE +.01%	1.69	5,000,000	[a]	5,000,673
6/1/18, 1 Month LIBOR + .15%	1.86	5,000,000	[a]	5,007,236
6/1/18, FFE +.17%	1.89	10,000,000	[a]	9,999,436
6/1/18, FCPR - 2.90%	1.92	20,000,000	[a]	19,996,876
6/3/18, 1 Month LIBOR + .05%	1.96	10,000,000	[a]	10,000,000
Federal Home Loan Bank:
6/8/18, 1 Month LIBOR - .07%	1.86	20,000,000	[a]	20,000,110
6/9/18, 1 Month LIBOR - .04%	1.86	25,000,000	[a]	25,000,001
6/12/18, 1 Month LIBOR - . 13%	1.79	25,000,000	[a]	25,000,000
6/12/18, 1 Month LIBOR - . 07%	1.85	5,000,000	[a]	5,000,000
7/9/18, 3 Month LIBOR - .34%	1.99	25,000,000	[a]	25,000,000
7/13/18	1.75	25,000,000	[b]	24,949,104
8/17/18	1.92	25,000,000	[b]	24,897,868
Total U. S. Government Agencies
(cost $224,852,134)				224,852,134

U.S. Treasury Bills - 13.8%
11/23/18
(cost $98,991,319)	2.10	100,000,000	[b]	98,991,319

U.S. Treasury Floating Rate Notes - 5.5%
6/1/18, 3 Month U.S. T-BILL FLAT	1.91	25,000,000	[a]	24,994,720
6/1/18, 3 Month U.S. T-BILL + .07%	1.96	5,000,000	[a]	5,000,683
6/1/18, 3 Month U.S. T-BILL + .14%	2.03	9,000,000	[a]	9,000,905
Total U.S. Treasury Floating Rate Notes
(cost $38,996,308)				38,996,308

Repurchase Agreements - 49.3%
ABN AMRO Bank	1.77	52,000,000		52,000,000
Tri-Party Agreement thru BNY Mellon,
dated 5/31/18, due 6/1/18 in the
amount of $52,002,557 (fully
collateralized by $53,257,784 U.S.
Treasuries, 1%-3.88%, due 11/15/18-
5/15/47, value $53,040,002)

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized Yield
	on Date of	Principal
Description	Purchase (%)	Amount($)	Value($)
Repurchase Agreements - 49.3% (continued)
BNP Paribas	1.78	125,000,000	125,000,000
Tri-Party Agreement thru BNY Mellon,
dated 5/31/18, due 6/1/18 in the
amount of $125,006,181 (fully
collateralized by $127,694,589 U.S.
Treasuries (including strips), 0%-
7.50%, due 4/15/19-8/15/46, value
$127,502,525)
Credit Agricole CIB	1.77	125,000,000	125,000,000
Tri-Party Agreement thru BNY Mellon,
dated 5/31/18, due 6/1/18 in the
amount of $125,006,146 (fully
collateralized by $129,784,250 U.S.
Treasuries (including strips), 0%-
8.75%, due 6/7/18-5/15/48, value
$127,500,002)
TD Securities (USA) LLC	1.77	50,000,000	50,000,000
Tri-Party Agreement thru BNY Mellon,
dated 5/31/18, due 6/1/18 in the
amount of $50,002,458 (fully
collateralized by $52,757,900 U.S.
Treasuries (including strips), 1.75%,
due 5/31/22, value $51,000,007)
Total Repurchase Agreements
(cost $352,000,000)			352,000,000
Total Investments (cost $714,839,761)		100.1%	714,839,761
Liabilities, Less Cash and Receivables		(.1%)	(467,037)
Net Assets		100.0%	714,372,724

FFE—Federal Fund Effected
FCPR—Farm Credit Prime Rate
LIBOR—London Interbank Offered Rate

[a]	Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
[b]	Security is a discount security. Income is recognized through the accretion of discount.

STATEMENT OF INVESTMENTS
BNY Mellon Government Money Market Fund
May 31, 2018 (Unaudited)

The following is a summary of the inputs used as of May 31, 2018 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	714,839,761
Level 3 - Significant Unobservable Inputs	-
Total	714,839,761

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s

NOTES

agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Income Stock Fund
May 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.3%
Automobiles & Components - .8%
General Motors	221,810		9,471,287
Banks - 23.0%
Bank of America	1,761,804		51,162,788
BB&T	916,967		48,140,767
Citigroup	158,362		10,561,162
JPMorgan Chase & Co.	517,281		55,354,240
PNC Financial Services Group	117,407		16,837,338
SunTrust Banks	343,541		23,192,453
U. S. Bancorp	987,066		49,343,429
Wells Fargo & Co.	378,060		20,411,459
			275,003,636
Capital Goods - 5.7%
Dover	112,610	[a]	8,694,618
Honeywell International	97,771		14,461,309
Raytheon	113,794		23,839,843
United Technologies	167,162		20,865,161
			67,860,931
Consumer Services - .9%
Las Vegas Sands	133,824		10,787,553
Diversified Financials - 2.5%
Morgan Stanley	588,641		29,514,460
Energy - 10.7%
Exxon Mobil	221,251		17,974,431
Marathon Petroleum	143,823		11,366,332
Occidental Petroleum	523,712		44,096,550
Phillips 66	201,229		23,441,166
Schlumberger	128,214		8,804,455
Valero Energy	188,922		22,897,346
			128,580,280
Food, Beverage & Tobacco - 6.7%
Coca-Cola	285,121		12,260,203
Conagra Brands	388,012		14,379,725
Kellogg	472,805	[a]	30,443,914
Kraft Heinz	180,595		10,380,601
PepsiCo	122,623		12,292,956
			79,757,399
Health Care Equipment & Services - 2.0%
CVS Health	179,211		11,360,185

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.3% (continued)
Health Care Equipment & Services - 2.0% (continued)
UnitedHealth Group	53,299		12,872,241
			24,232,426
Insurance - 1.7%
American International Group	381,514		20,140,124
Materials - 5.6%
CF Industries Holdings	474,661		19,527,554
DowDuPont	461,337		29,576,315
Vulcan Materials	140,707	[a]	17,973,912
			67,077,781
Media - 4.0%
Comcast, Cl. A	279,838		8,725,349
Omnicom Group	266,744	[a]	19,226,908
Time Warner	209,177		19,696,106
			47,648,363
Pharmaceuticals, Biotechnology & Life Sciences - 5.7%
Bristol-Myers Squibb	113,721		5,983,999
Merck & Co.	555,696		33,080,583
Pfizer	829,703		29,811,229
			68,875,811
Real Estate - 4.6%
Lamar Advertising, Cl. A	358,334	[b]	24,803,879
Outfront Media	900,690	[a,b]	17,869,690
Uniti Group	571,660	[a,b]	11,987,710
			54,661,279
Semiconductors & Semiconductor Equipment - 2.0%
Qualcomm	157,229		9,138,149
Texas Instruments	134,793		15,084,685
			24,222,834
Software & Services - 2.4%
International Business Machines	130,345		18,419,052
Oracle	216,514		10,115,534
			28,534,586
Technology Hardware & Equipment - 7.3%
Apple	180,313		33,695,090
Cisco Systems	1,022,430		43,667,985
Xerox	383,988		10,436,794
			87,799,869
Telecommunication Services - 5.2%
AT&T	660,753		21,355,537
Verizon Communications	856,739		40,840,748
			62,196,285
Transportation - 1.5%
Delta Air Lines	325,710		17,604,626

Description		Shares		Value ($)
Common Stocks - 96.3% (continued)
Utilities - 4.0%
FirstEnergy		852,747	[a]	29,351,552
NextEra Energy Partners		404,249	[a]	18,175,035
				47,526,587
Total Common Stocks (cost $956,013,413)				1,151,496,117
	7-Day
	Yield (%)
Other Investment - 1.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $21,474,677)	1.73	21,474,677	[c]	21,474,677

Investment of Cash Collateral for Securities Loaned - 2.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $27,345,727)	1.68	27,345,727	[c]	27,345,727
Total Investments (cost $1,004,833,817)		100.4%		1,200,316,521
Liabilities, Less Cash and Receivables		(.4%)		(4,594,334)
Net Assets		100.0%		1,195,722,187

[a]

Security, or portion thereof, on loan. At May 31, 2018, the value of the fund’s securities on loan was $100,038,668 and the value of the collateral held by the fund was $102,850,742, consisting of cash collateral of $27,345,727 and U.S. Government & Agency securities valued at $75,505,015.

[b]	Investment in real estate investment trust.
[c]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
BNY Mellon Income Stock Fund
May 31, 2018 (Unaudited)

The following is a summary of the inputs used as of May 31, 2018 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities – Domestic
Common Stocks†	1,151,496,117	-	-	1,151,496,117
Registered Investment
Companies	48,820,404	-	-	48,820,404
Liabilities ($)
Other Financial Instruments:
Options Written	(612,179)	-	-	(612,179)

† See Statement of Investments for additional detailed categorizations.

STATEMENT OF OPTIONS WRITTEN
BNY Mellon Income Stock Fund
May 31, 2018 (Unaudited)

Description/ Expiration Date/		Number of	Notional
Exercise Price	Counterparty	Contracts	Amount	Value ($)
Put Options:
Apple	Goldman Sachs
June 2018 @ 185	International	54	999,000	(1,188)
AT&T	Goldman Sachs
June 2018 @ 31	International	240	744,000	(4,560)
Bank of America	Goldman Sachs
June 2018 @ 30	International	166	498,000	(17,762)
Bank of America	Goldman Sachs
June 2018 @ 31	International	167	517,700	(33,734)
BB&T	Goldman Sachs
June 2018 @ 55	International	181	995,500	(44,616)
CF Industries Holdings	Goldman Sachs
June 2018 @ 40	International	250	1,000,000	(13,250)
Cisco Systems	Goldman Sachs
June 2018 @ 43	International	232	997,600	(18,560)
CVS Health	Goldman Sachs
June 2018 @ 65	International	153	994,500	(33,813)
Delta Air Lines	Goldman Sachs
June 2018 @ 52.5	International	190	997,500	(9,690)
DowDuPont	Goldman Sachs
June 2018 @ 67.5	International	148	999,000	(49,580)
Exxon Mobil	Goldman Sachs
June 2018 @ 80	International	65	520,000	(4,225)
FirstEnergy	Goldman Sachs
June 2018 @ 33	International	284	937,200	(2,840)
JPMorgan Chase & Co.	Goldman Sachs
June 2018 @ 110	International	91	1,001,000	(31,850)
Kellogg	Goldman Sachs
June 2018 @ 60	International	167	1,002,000	(1,670)
Lamar Advertising, Cl. A	Goldman Sachs
June 2018 @ 67.5	International	111	749,250	(8,880)
Merck & Co.	Goldman Sachs
June 2018 @ 57.5	International	167	960,250	(7,014)
Morgan Stanley	Goldman Sachs
June 2018 @ 55	International	181	995,500	(87,061)
Occidental Petroleum	Goldman Sachs
June 2018 @ 85	International	117	994,500	(28,197)
Omnicom Group	Goldman Sachs
June 2018 @ 72.5	International	137	993,250	(22,263)
Pfizer	Goldman Sachs
June 2018 @ 35	International	278	973,000	(2,502)
Phillips 66	Goldman Sachs
June 2018 @ 120	International	83	996,000	(34,860)
Raytheon	Goldman Sachs
June 2018 @ 210	International	47	987,000	(13,724)

STATEMENT OF OPTIONS WRITTEN (Unaudited) (continued)

Description/ Expiration Date/		Number of	Notional
Exercise Price	Counterparty	Contracts	Amount	Value ($)
Put Options: (continued)
Schlumberger	Goldman Sachs
June 2018 @ 72.5	International	137	993,250	(61,924)
Suntrust Banks	Goldman Sachs
June 2018 @ 67.5	International	148	999,000	(19,240)
Texas Instruments	Goldman Sachs
June 2018 @ 110	International	90	990,000	(10,530)
U. S. Bancorp	Goldman Sachs
June 2018 @ 50	International	200	1,000,000	(15,800)
United Technologies	Goldman Sachs
June 2018 @ 125	International	80	1,000,000	(15,440)
Verizon Communications	Goldman Sachs
June 2018 @ 47	International	159	747,300	(5,406)
Vulcan Materials	Goldman Sachs
June 2018 @ 125	International	80	1,000,000	(12,000)
Total Options Written
(premiums received $369,714)				(612,179)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2018 is discussed below.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

NOTES

Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

At May 31, 2018, accumulated net unrealized appreciation on investments was $195,240,239, consisting of $226,494,168 gross unrealized appreciation and $31,253,929 gross unrealized depreciation.

At May 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Bond Fund
May 31, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.7%
Consumer Discretionary - 4.2%
American Honda Finance,
Sr. Unscd. Bonds	1.70	9/9/21	4,260,000		4,083,143
BMW US Capital,
Gtd. Notes, 3 Month LIBOR + .38%	2.70	4/6/20	2,000,000	[a,b]	2,007,549
Discovery Communications,
Gtd. Notes	2.95	3/20/23	3,795,000		3,653,996
NBCUniversal Media,
Gtd. Notes	4.38	4/1/21	7,050,000		7,280,615
Paccar Financial,
Sr. Unscd. Notes	2.80	3/1/21	3,730,000		3,708,423
Stanford University,
Unscd. Bonds	4.75	5/1/19	5,000,000		5,097,723
Time Warner,
Gtd. Notes	4.00	1/15/22	4,145,000		4,219,885
Toyota Motor Credit,
Sr. Unscd. Notes	2.15	3/12/20	5,960,000		5,887,187
					35,938,521
Consumer Staples - 1.8%
Anheuser-Busch InBev Finance,
Gtd. Notes	2.65	2/1/21	6,635,000		6,576,069
Campbell Soup,
Sr. Unscd. Notes	3.65	3/15/23	4,375,000		4,298,000
General Mills,
Sr. Unscd. Notes, 3 Month LIBOR +
1.01%	3.36	10/17/23	4,325,000	[a]	4,374,416
					15,248,485
Energy - 2.5%
BP Capital Markets,
Gtd. Notes	2.50	11/6/22	5,875,000		5,694,720
Enterprise Products Operating,
Gtd. Notes	2.55	10/15/19	3,330,000		3,309,113
Noble Energy,
Sr. Unscd. Notes	3.85	1/15/28	3,575,000	[c]	3,496,410
ONEOK,
Gtd. Notes	4.00	7/13/27	3,400,000		3,324,485
Sabine Pass Liquefaction,
Sr. Scd. Notes	5.75	5/15/24	2,500,000		2,687,049
Spectra Energy Partners,
Sr. Unscd. Notes	3.50	3/15/25	2,760,000		2,642,685
					21,154,462

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.7% (continued)
Financials - 14.8%
AerCap Ireland Capital,
Gtd. Notes	4.50	5/15/21	4,435,000		4,539,283
Bank of America,
Sr. Unscd. Notes, Ser. L	2.60	1/15/19	7,325,000		7,323,772
Bank of America,
Sub. Notes, Ser. L	3.95	4/21/25	7,175,000		7,053,032
Bank of Montreal,
Sr. Unscd. Notes	2.10	12/12/19	8,250,000		8,163,970
Bank of Nova Scotia,
Sr. Unscd. Notes	2.50	1/8/21	4,855,000		4,783,567
Berkshire Hathaway Finance,
Gtd. Notes	1.70	3/15/19	3,225,000		3,208,712
Citigroup,
Sr. Unscd. Bonds	2.50	7/29/19	5,565,000		5,552,706
Citigroup,
Sub. Bonds	4.40	6/10/25	5,500,000		5,512,311
Citizens Financial Group,
Sub. Notes	4.30	12/3/25	6,885,000		6,902,546
Cooperatieve Rabobank,
Gtd. Notes	3.75	7/21/26	6,785,000		6,398,602
Credit Suisse Group Funding Guernsey,
Sr. Unscd. Notes	3.45	4/16/21	4,315,000		4,324,753
Deutsche Bank,
Sr. Unscd. Notes	3.38	5/12/21	4,420,000		4,323,213
Goldman Sachs Group,
Sr. Unscd. Notes	2.91	7/24/23	7,900,000		7,645,525
Intercontinental Exchange,
Gtd. Notes	2.75	12/1/20	6,195,000		6,175,517
JPMorgan Chase & Co.,
Sub. Notes	3.38	5/1/23	7,895,000		7,740,322
Morgan Stanley,
Sub. Notes	4.88	11/1/22	7,610,000		7,941,527
Royal Bank of Canada,
Sub. Notes	4.65	1/27/26	6,510,000		6,666,578
Royal Bank of Scotland Group,
Sub. Bonds	6.13	12/15/22	3,100,000		3,282,778
Santander Holdings,
Sr. Unscd. Notes	2.65	4/17/20	4,615,000		4,579,596
Societe Generale,
Gtd. Notes	2.63	10/1/18	2,000,000		2,000,620
Societe Generale,
Sub. Notes	4.75	11/24/25	7,335,000	[b]	7,313,561
Sumitomo Mitsui Banking,
Gtd. Notes	2.51	1/17/20	4,570,000		4,527,568
					125,960,059

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.7% (continued)
Foreign/Governmental - 1.5%
Petroleos Mexicanos,
Gtd. Notes	4.88	1/24/22	6,390,000		6,437,925
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	6,515,000		6,635,499
					13,073,424
Health Care - 4.6%
Abbott Laboratories,
Sr. Unscd. Notes	2.35	11/22/19	2,471,000		2,457,799
AbbVie,
Sr. Unscd. Notes	2.85	5/14/23	4,235,000		4,099,950
Actavis Funding,
Gtd. Notes	3.45	3/15/22	4,560,000		4,503,733
Amgen,
Sr. Unscd. Notes	5.70	2/1/19	2,905,000		2,959,338
Celgene,
Sr. Unscd. Notes	3.25	2/20/23	3,955,000		3,873,432
CVS Health,
Sr. Unscd. Notes	4.10	3/25/25	4,515,000		4,523,684
GlaxoSmithKline Capital,
Gtd. Notes	3.38	5/15/23	4,195,000		4,205,973
Providence St Joseph Health Obligated
Group,
Unscd. Notes, Ser. H	2.75	10/1/26	4,095,000		3,827,750
Shire Acquisitions Investments Ireland,
Gtd. Notes	3.20	9/23/26	5,005,000		4,602,489
UnitedHealth Group,
Sr. Unscd. Notes	1.90	7/16/18	4,335,000		4,333,689
					39,387,837
Industrials - 3.9%
American Airlines,
Ser. 2015-1, Cl. A	3.38	11/1/28	4,010,760		3,855,504
Caterpillar Financial Services,
Sr. Unscd. Notes	2.10	6/9/19	6,590,000		6,560,512
General Dynamics,
Gtd. Notes	3.00	5/11/21	6,205,000		6,192,675
John Deere Capital,
Sr. Unscd. Notes	2.15	9/8/22	5,000,000		4,792,277
Snap-on,
Sr. Unscd. Notes	3.25	3/1/27	3,890,000		3,758,213
Vulcan Materials,
Sr. Unscd. Notes, 3 Month LIBOR + .60%	2.72	6/15/20	3,600,000	[a]	3,601,780
Waste Management,
Gtd. Notes	3.13	3/1/25	4,775,000		4,594,250
					33,355,211
Information Technology - 9.5%
Adobe Systems,
Sr. Unscd. Notes	4.75	2/1/20	6,414,000		6,615,880

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.7% (continued)
Information Technology - 9.5% (continued)
Amazon. com,
Sr. Unscd. Notes	2.60	12/5/19	6,345,000		6,349,461
Apple,
Sr. Unscd. Notes	2.25	2/23/21	5,915,000		5,833,230
Automatic Data Processing,
Sr. Unscd. Notes	2.25	9/15/20	4,135,000		4,099,655
Cisco Systems,
Sr. Unscd. Notes	2.13	3/1/19	2,935,000		2,927,252
Dell International,
Sr. Scd. Notes	6.02	6/15/26	2,355,000	[b]	2,487,621
eBay,
Sr. Unscd. Notes	2.15	6/5/20	3,855,000		3,790,068
EMC,
Sr. Unscd. Notes	1.88	6/1/18	5,710,000		5,710,000
Fidelity National Information Services,
Sr. Unscd. Notes	2.25	8/15/21	6,000,000		5,791,313
Fiserv,
Sr. Unscd. Notes	3.85	6/1/25	6,035,000		6,036,670
Intel,
Sr. Unscd. Notes	2.45	7/29/20	7,930,000		7,890,026
Microsoft,
Sr. Unscd. Notes	3.13	11/3/25	6,550,000		6,446,452
Oracle,
Sr. Unscd. Notes	2.50	5/15/22	7,000,000		6,855,474
QUALCOMM,
Sr. Unscd. Notes	1.85	5/20/19	5,340,000		5,340,289
Tech Data,
Sr. Unscd. Notes	4.95	2/15/27	4,425,000		4,417,182
					80,590,573
Materials - .5%
Dow Chemical,
Sr. Unscd. Notes	4.25	11/15/20	4,053,000		4,166,918
Municipal Bonds - 4.9%
California,
GO	2.37	4/1/22	2,850,000		2,781,543
California,
GO, Refunding	3.38	4/1/25	2,725,000		2,725,954
California Earthquake Authority,
Revenue	2.81	7/1/19	4,032,000		4,034,177
Chicago,
GO	7.05	1/1/29	4,000,000		4,281,280
Commonwealth of Massachusetts,
GO (Build America Bonds)	4.20	12/1/21	6,495,000		6,716,090
Florida Hurricane Catastrophe Fund
Finance,
Revenue Bonds	3.00	7/1/20	7,375,000		7,413,866

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.7% (continued)
Municipal Bonds - 4.9% (continued)
Texas Public Finance Authority,
Windstorm Insurance Association
Premium Revenue	8.25	7/1/24	4,305,000		4,393,123
University of California,
Revenue	3.06	7/1/25	9,140,000		8,976,211
					41,322,244
Real Estate - 1.1%
Brandywine Operating Partnership,
Notes	3.95	11/15/27	4,000,000		3,850,980
HealthCare Realty Trust,
Sr. Unscd. Notes	3.63	1/15/28	2,375,000		2,230,025
UDR,
Gtd. Notes	2.95	9/1/26	3,620,000		3,336,763
					9,417,768
Telecommunications - 2.7%
AT&T,
Sr. Unscd. Notes	3.00	6/30/22	7,245,000		7,077,827
Telefonica Emisiones,
Gtd. Notes	4.57	4/27/23	4,460,000		4,647,208
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	10,515,000		11,299,221
					23,024,256
U. S. Government Agencies - .4%
Federal National Mortgage Association,
Notes	2.00	4/30/20	3,610,000	[d]	3,579,727
U. S. Government Agencies Mortgage-Backed - .4%
Government National Mortgage
Association,
Ser. 2013-17, Cl. AB	2.30	1/16/49	3,101,377		2,992,649
U. S. Government Securities - 45.1%
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	4/15/20	4,283,591	[e]	4,247,588
U.S. Treasury Inflation Protected
Securities,
Notes	0.63	7/15/21	12,056,973	[c,e]	12,128,106
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	1/15/22	10,225,780	[e]	10,063,572
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	4/15/22	8,742,117	[e]	8,574,422
U.S. Treasury Inflation Protected
Securities,
Notes	0.38	1/15/27	13,387,939	[e]	12,973,020
U.S. Treasury Notes	1.38	11/30/18	8,000,000		7,971,406
U.S. Treasury Notes	1.13	1/31/19	20,900,000		20,753,863

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.7% (continued)
U. S. Government Securities - 45.1% (continued)
U.S. Treasury Notes	1.25	3/31/19	21,500,000		21,329,092
U.S. Treasury Notes	0.88	5/15/19	23,000,000		22,702,168
U.S. Treasury Notes	0.88	6/15/19	22,840,000	[c]	22,512,120
U.S. Treasury Notes	1.38	7/31/19	20,000,000	[c]	19,785,938
U.S. Treasury Notes	0.75	8/15/19	21,500,000		21,101,915
U.S. Treasury Notes	1.75	9/30/19	18,500,000		18,356,914
U.S. Treasury Notes	1.38	12/15/19	18,750,000		18,467,286
U.S. Treasury Notes	1.88	12/31/19	7,750,000		7,689,150
U.S. Treasury Notes	1.50	7/15/20	17,750,000	[c]	17,405,400
U.S. Treasury Notes	2.00	11/30/20	32,185,000		31,795,259
U.S. Treasury Notes	1.13	2/28/21	14,935,000		14,381,064
U.S. Treasury Notes	1.13	6/30/21	8,990,000		8,607,750
U.S. Treasury Notes	2.13	9/30/21	390,000		384,104
U.S. Treasury Notes	1.88	1/31/22	13,665,000		13,308,696
U.S. Treasury Notes	1.88	2/28/22	7,200,000		7,007,484
U.S. Treasury Notes	2.00	7/31/22	3,340,000		3,254,413
U.S. Treasury Notes	1.75	9/30/22	11,400,000	[c]	10,976,508
U.S. Treasury Notes	2.63	2/28/23	7,195,000		7,179,823
U.S. Treasury Notes	2.50	3/31/23	11,000,000		10,909,766
U.S. Treasury Notes	2.75	4/30/23	8,000,000		8,023,438
U.S. Treasury Notes	1.38	8/31/23	4,000,000		3,739,533
U.S. Treasury Notes	2.25	11/15/24	12,020,000	[c]	11,644,609
U.S. Treasury Notes	1.63	5/15/26	4,000,000	[c]	3,655,625
U.S. Treasury Notes	2.00	11/15/26	2,200,000		2,060,051
					382,990,083
Utilities - 1.8%
Indiana Michigan Power,
Sr. Unscd. Notes	3.85	5/15/28	3,490,000		3,510,967
NiSource Finance,
Gtd. Notes	3.49	5/15/27	3,600,000		3,461,826
Public Service Enterprise Group,
Sr. Unscd. Notes	2.65	11/15/22	3,860,000		3,727,376
Southern,
Sr. Unscd. Notes	1.55	7/1/18	4,990,000		4,987,050
					15,687,219
Total Bonds and Notes
(cost $860,050,169)					847,889,436
	7-Day
Description	Yield (%)		Shares		Value ($)
Other Investment - .5%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $4,056,845)	1.73		4,056,845	[f]	4,056,845

Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $907,700)	1.68	907,700 [f]	907,700
Total Investments (cost $865,014,714)		100.3%	852,853,981
Liabilities, Less Cash and Receivables		(0.3%)	(2,733,177)
Net Assets		100.0%	850,120,804

GO—General Obligation
LIBOR—London Interbank Offered Rate

[a]	Variable rate security—rate shown is the interest rate in effect at period end.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, these securities were valued at $11,808,731 or 1.39% of net assets.

[c]

Security, or portion thereof, on loan. At May 31, 2018, the value of the fund’s securities on loan was $87,697,304 and the value of the collateral held by the fund was $90,206,535, consisting of cash collateral of $907,700 and U.S. Government & Agency securities valued at $89,298,835.

[d]

The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

[e]	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
[f]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Bond Fund
May 31, 2018 (Unaudited)

The following is a summary of the inputs used as of May 31, 2018 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	-	403,931,309	-	403,931,309
Foreign Government	-	13,073,424	-	13,073,424
Municipal Bonds	-	41,322,244	-	41,322,244
Registered Investment
Company	4,964,545	-	-	4,964,545
U.S. Government
Agencies/Mortgage-Backed	-	6,572,376	-	6,572,376
U.S. Treasury	-	382,990,083	-	382,990,083

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

NOTES

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2018, accumulated net unrealized depreciation on investments was $12,160,733, consisting of $2,596,612 gross unrealized appreciation and $14,757,345 gross unrealized depreciation.

At May 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon International Appreciation Fund
May 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.3%
Automobiles & Components - 3.6%
Bridgestone, ADR	14,448		288,382
Daimler	3,357		243,995
Denso, ADR	16,138		393,364
Ferrari	2,439		320,363
Fiat Chrysler Automobiles	295		6,853
Honda Motor, ADR	7,948		252,428
Nissan Motor, ADR	262		5,197
Sumitomo Electric Industries, ADR	13,020		197,077
Toyota Motor, ADR	6,048		773,963
Volkswagen, ADR	6,050		225,121
			2,706,743
Banks - 11.5%
Australia & New Zealand Banking Group,
ADR	22,898		472,271
Banco Bilbao Vizcaya Argentaria, ADR	52,559		361,606
Banco Santander, ADR	107,420		586,513
Barclays, ADR	26,340		281,311
BNP Paribas, ADR	14,661		460,209
Commerzbank, ADR	28,642	[a]	294,440
Commonwealth Bank of Australia, ADR	2,923	[b]	459,808
Credit Agricole, ADR	35,091		240,900
Danske Bank, ADR	22,808		379,639
Erste Group Bank, ADR	12,733		266,502
Hang Seng Bank, ADR	12,669		317,042
HSBC Holdings, ADR	21,528		1,041,525
ING Groep, ADR	23,169		338,962
Intesa Sanpaolo, ADR	16,734		300,208
Lloyds Banking Group, ADR	90,723		304,829
Mitsubishi UFJ Financial Group, ADR	70,092		421,253
Mizuho Financial Group, ADR	5,000		17,550
National Australia Bank, ADR	43,206		435,949
Nordea Bank, ADR	9,100		87,952
Shinsei Bank, ADR	86,546		277,813
Societe Generale, ADR	28,045		242,870
Sumitomo Mitsui Financial Group, ADR	5,296		43,904
Sumitomo Mitsui Trust Holdings, ADR	67,240		278,037
United Overseas Bank, ADR	8,700		364,617
Westpac Banking, ADR	22,315		471,739
			8,747,449

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks - 98.3% (continued)
Capital Goods - 10.8%
ABB, ADR	21,572	490,547
Airbus, ADR	22,772	650,824
Asahi Glass, ADR	24,076	195,648
Atlas Copco, Cl. A, ADR	8,647	345,534
Atlas Copco, Cl. B, ADR	5,020	182,201
BAE Systems, ADR	7,289	251,616
CK Hutchison Holdings, ADR	11,471	129,393
FANUC, ADR	16,000	338,320
ITOCHU, ADR	705	26,349
Kajima, ADR	3,417	279,784
Kawasaki Heavy Industries, ADR	16,754	201,551
Keppel, ADR	13,187	150,464
Komatsu, ADR	9,788	320,117
Kubota, ADR	3,271	273,930
Marubeni, ADR	1,423	110,681
Metso, ADR	30,248	261,458
Mitsubishi Electric, ADR	9,575	272,217
Mitsubishi, ADR	157	8,721
Mitsui & Co., ADR	811	284,049
Nidec, ADR	11,562	446,293
NSK, ADR	7,210	162,982
Rolls-Royce Holdings, ADR	18,030	201,035
Sandvik, ADR	23,276	406,748
Schneider Electric, ADR	2,150	37,152
Siemens, ADR	11,472	749,007
SKF, ADR	10,990	213,975
Sumitomo, ADR	17,536	294,868
Teijin, ADR	12,848	250,536
TOTO, ADR	5,445	285,669
Vinci, ADR	2,800	69,216
Volvo Cl. B, ADR	18,652	321,094
		8,211,979
Commercial & Professional Services - 2.6%
Dai Nippon Printing, ADR	25,828	280,492
Experian, ADR	13,373	328,976
RELX, ADR	16,624	370,881
Secom, ADR	20,620	381,573
Toppan Printing, ADR	30,905	252,599
Wolters Kluwer, ADR	6,372	358,298
		1,972,819
Consumer Durables & Apparel - 4.8%
adidas, ADR	4,525	514,900
Casio Computer, ADR	2,290	350,187
Cie Financiere Richemont, ADR	40,900	373,212

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Consumer Durables & Apparel - 4.8% (continued)
Electrolux, Cl. B, ADR	3,767		186,448
LVMH Moet Hennessy Louis Vuitton,
ADR	11,669		815,430
Panasonic, ADR	21,520		291,036
Pandora, ADR	10,600		209,774
Sega Sammy Holdings, ADR	87,384		382,414
Sony, ADR	10,522		495,481
			3,618,882
Consumer Services - 1.4%
Compass Group, ADR	19,831		434,993
InterContinental Hotels Group, ADR	5,028		324,356
Sodexo, ADR	14,960		290,822
			1,050,171
Diversified Financials - 2.1%
Credit Suisse Group, ADR	17,222		265,219
Daiwa Securities Group, ADR	42,790		248,824
Deutsche Bank	21,106		233,854
Nomura Holdings, ADR	31,857		163,426
ORIX, ADR	3,179		265,478
UBS Group	27,651	[a]	420,848
			1,597,649
Energy - 5.5%
BP, ADR	17,666		809,456
Eni, ADR	11,575		422,024
Equinor ASA	10,255		269,194
Repsol, ADR	14,792		281,788
Royal Dutch Shell, Cl. A, ADR	10,424		725,302
Royal Dutch Shell, Cl. B, ADR	8,193		592,600
TOTAL, ADR	13,722		832,239
Woodside Petroleum, ADR	10,815		264,373
			4,196,976
Food & Staples Retailing - 1.3%
Aeon, ADR	15,968		317,318
J Sainsbury, ADR	5,618		95,337
Koninklijke Ahold Delhaiz, ADR	15,426		354,027
Tesco, ADR	21,655		211,353
			978,035
Food, Beverage & Tobacco - 6.7%
Ajinomoto, ADR	10,230		196,186
Anheuser-Busch InBev, ADR	2,685		251,289
British American Tobacco, ADR	7,308		374,170
Coca-Cola Amatil, ADR	39,762		268,592
Coca-Cola European Partners	600		22,782
Coca-Cola HBC, ADR	6,762	[a]	232,849

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks - 98.3% (continued)
Food, Beverage & Tobacco - 6.7% (continued)
Danone, ADR	29,659	455,414
Diageo, ADR	3,298	483,223
Heineken, ADR	7,309	366,751
Imperial Brands, ADR	5,274	190,866
Japan Tobacco, ADR	7,000	94,080
Kirin Holdings, ADR	11,382	323,590
Nestle, ADR	17,855	1,351,088
Orkla, ADR	25,307	225,992
Yamazaki Baking, ADR	1,023	222,217
		5,059,089
Health Care Equipment & Services - 1.7%
Essilor International, ADR	6,134	420,639
Fresenius Medical Care & Co., ADR	7,800	389,376
Olympus, ADR	6,140	217,479
Smith & Nephew, ADR	8,103	295,435
		1,322,929
Household & Personal Products - 3.1%
Henkel AG & Co., ADR	2,322	287,324
Kao, ADR	4,988	386,584
L'Oreal, ADR	9,964	480,663
Reckitt Benckiser Group, ADR	14,141	218,196
Unilever	10,103	563,444
Unilever, ADR	7,238	400,117
		2,336,328
Insurance - 5.8%
Aegon	22,727	141,135
Ageas, ADR	6,836	349,080
AIA Group, ADR	26,000	951,990
Allianz, ADR	34,370	710,428
AXA, ADR	14,000	351,680
Legal & General Group, ADR	18,467	333,514
MS&AD Insurance Group Holdings, ADR	16,902	267,305
Prudential, ADR	10,632	514,376
Tokio Marine Holdings, ADR	8,055	384,667
Zurich Insurance Group, ADR	14,447	428,065
		4,432,240
Materials - 8.0%
Air Liquide, ADR	18,553	459,929
Akzo Nobel, ADR	11,115	325,670
Alumina, ADR	36,920	299,052
Amcor, ADR	5,596	237,522
Anglo American, ADR	12,623	151,476
ArcelorMittal	8,151	262,462
Asahi Kasei, ADR	10,985	299,341

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Materials - 8.0% (continued)
BASF, ADR	30,384		754,435
BHP Billiton, ADR	8,004		398,439
BHP Billiton, ADR	2,445		111,932
Boral, ADR	7,621		144,621
Glencore, ADR	38,136	[a]	376,402
James Hardie Industries, ADR	16,620		278,385
Johnson Matthey, ADR	1,692		158,188
Nippon Steel & Sumitomo Metal, ADR	5,082		106,747
Nitto Denko, ADR	5,620		221,709
Norsk Hydro, ADR	20,133		126,033
OJI Holdings, ADR	3,200		210,594
Rio Tinto, ADR	6,324		358,571
South32, ADR	13,639		190,400
Toray Industries, ADR	15,040		245,227
UPM-Kymmene, ADR	8,622		318,109
			6,035,244
Media - 1.7%
CyberAgent, ADR	5,000		136,500
Pearson, ADR	16,833		201,659
Publicis Groupe, ADR	14,714		257,127
Sky, ADR	5,057		362,283
WPP, ADR	3,596		298,108
			1,255,677
Pharmaceuticals, Biotechnology & Life Sciences - 8.3%
AstraZeneca, ADR	16,886		625,289
Bayer, ADR	21,920		656,285
CSL, ADR	5,200		365,118
Eisai, ADR	4,123		298,588
GlaxoSmithKline, ADR	7,340		297,417
H Lundbeck, ADR	3,900		275,574
Novartis, ADR	14,937		1,113,105
Novo Nordisk, ADR	13,175		626,339
Roche Holding, ADR	38,182		1,023,659
Sanofi, ADR	15,389		588,937
Shire, ADR	1,985		326,016
Takeda Pharmaceutical, ADR	4,000		80,800
Teva Pharmaceutical Industries, ADR	300		6,450
			6,283,577
Real Estate - 3.8%
British Land, ADR	9,094		83,801
CapitaLand, ADR	56,796		293,863
City Developments, ADR	32,591		269,202
Daiwa House Industry, ADR	7,610		276,433
Hysan Development, ADR	25,301		292,550

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Real Estate - 3.8% (continued)
LendLease Group, ADR	21,216		303,707
Mitsubishi Estate, ADR	15,000		271,125
Sino Land, ADR	21,641		183,516
Sun Hung Kai Properties, ADR	18,037		292,650
Swire Pacific, Cl. A, ADR	25,906		269,293
Westfield, ADR	24,214		329,883
			2,866,023
Retailing - 1.1%
Dairy Farm International Holdings, ADR	3,000		128,280
Hennes & Mauritz, ADR	45,706		135,975
INDITEX, ADR	10,000		158,750
Kingfisher, ADR	27,401		224,277
Marui Group, ADR	5,401		219,200
			866,482
Semiconductors & Semiconductor Equipment - .7%
ASML Holding	1,900		373,635
SUMCO, ADR	1,000		48,764
Tokyo Electron, ADR	3,000		140,205
			562,604
Software & Services - 3.7%
Computershare, ADR	16,642		220,007
Dassault Systemes, ADR	3,770		528,742
Fujitsu, ADR	5,602		172,177
Nice, ADR	3,000		317,250
Nintendo, ADR	4,000		204,160
Sage Group, ADR	6,064		219,699
SAP, ADR	7,862		886,755
UbiSoft Entertainment, ADR	12,700	[a]	275,971
			2,824,761
Technology Hardware & Equipment - 2.6%
Canon, ADR	8,097		275,622
Ericsson, ADR	25,504		183,884
FUJIFILM Holdings, ADR	6,819		261,065
Hitachi, ADR	3,435		250,824
Kyocera, ADR	3,424		202,838
Nokia, ADR	11,880		68,785
Omron, ADR	4,660		244,370
Ricoh, ADR	15,155		134,273
TDK, ADR	3,571		325,872
			1,947,533
Telecommunication Services - 3.3%
BT Group, ADR	10,368		140,901
Deutsche Telekom, ADR	25,034		387,526
KDDI, ADR	22,000		296,340

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Telecommunication Services - 3.3% (continued)
Nippon Telegraph & Telephone, ADR	4,682		217,900
Orange, ADR	15,952		276,289
Singapore Telecommunications, ADR	960		23,462
SoftBank Group, ADR	5,000		177,750
Swisscom, ADR	5,286		235,993
Telecom Italia, ADR	16,796	[a]	135,712
Telefonica, ADR	30,412		267,626
Telenor, ADR	5,288		108,880
Telstra, ADR	4,648		49,176
Vodafone Group, ADR	7,064		183,170
			2,500,725
Transportation - 1.1%
ANA Holdings, ADR	31,722		255,889
Deutsche Lufthansa, ADR	3,566		97,031
International Consolidated Airlines
Group, ADR	9,655		174,804
Nippon Yusen, ADR	34,373		142,992
Ryanair Holdings, ADR	1,745	[a]	202,263
			872,979
Utilities - 3.1%
Centrica, ADR	570		4,509
CLP Holdings, ADR	12,613		133,130
E.ON, ADR	24,594		261,311
EDP - Energias de Portugal, ADR	330		13,434
Enel, ADR	70,107		385,238
Engie, ADR	236		3,736
Hong Kong & China Gas, ADR	116,060		254,752
Iberdrola, ADR	16,396		466,958
National Grid, ADR	3,940		219,891
RWE, ADR	10,230		232,630
SSE, ADR	3,060		56,488
United Utilities Group, ADR	6,047		125,838
Veolia Environnement, ADR	9,077		206,366
			2,364,281
Total Common Stocks (cost $86,729,587)			74,611,175
	Principal
	Amount ($)
Short-Term Investments - .1%
U.S. Treasury Bills
1.64%, 6/7/18
(cost $54,985)	55,000	[c,d]	54,986

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	7-Day
	Yield (%)
Other Investment - .8%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $660,012)	1.73	660,012 [e]	660,012
Total Investments (cost $87,444,584)		99.2%	75,326,173
Cash and Receivables (Net)		.8%	579,524
Net Assets		100.0%	75,905,697

ADR—American Depository Receipt

[a]	Non-income producing security.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, these securities were valued at $459,808 or .61% of net assets.

[c]	Held by a counterparty for open exchange traded derivative contracts.
[d]	Security is a discount security. Income is recognized through the accretion of discount.
[e]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF FUTURES
BNY Mellon International Appreciation Fund
May 31, 2018 (Unaudited)

	Number of		Notional		Unrealized
Description	Contracts	Expiration	Value ($)	Value ($)	(Depreciation) ($)
Futures Long
MSCI EAFE Index	11	6/2018	1,118,964	1,092,850	(26,114)
Gross Unrealized Depreciation					(26,114)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon International Appreciation Fund
May 31, 2018 (Unaudited)

The following is a summary of the inputs used as of May 31, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign Common
Stocks†	74,611,175	-	-	74,611,175
Registered Investment
Company	660,012	-	-	660,012
U.S. Treasury	-	54,986	-	54,986
Liabilities ($)
Other Financial
Instruments:
Futures††	(26,114)	-	-	(26,114)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for

NOTES

the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At May 31, 2018, accumulated net unrealized depreciation on investments was $12,118,411, consisting of 15,131,307 gross unrealized appreciation and $27,249,718 gross unrealized depreciation.

At May 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon International Equity Income Fund
May 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.2%
Australia - 7.0%
Alumina	351,800		710,099
Australia & New Zealand Banking Group	223,225		4,580,257
National Australia Bank	356,900		7,213,984
Suncorp Group	489,400		4,959,775
Transurban Group	110,100		986,435
Wesfarmers	136,700		4,697,182
Westpac Banking	151,200		3,174,557
			26,322,289
Brazil - .5%
CCR	660,900		1,826,594
Canada - 5.1%
Royal Bank of Canada	110,300		8,336,727
Toronto-Dominion Bank	186,300		10,876,839
			19,213,566
China - 8.3%
Alibaba Group Holding, ADR	9,500	[a]	1,881,095
Bank of China, Cl. H	5,382,500		2,794,681
Chongqing Changan Automobile, Cl. B	3,095,886		3,385,616
Guangzhou R&F Properties, Cl. H	4,238,100		9,872,905
Industrial & Commercial Bank of China,
Cl. H	4,942,000		4,065,661
Jiangsu Expressway, Cl. H	1,111,300		1,671,748
Sinopec Shanghai Petrochemical, Cl. H	2,058,000		1,516,078
Tencent Holdings	65,200		3,286,579
Zhejiang Expressway, Cl. H	2,802,700		2,794,639
			31,269,002
Czech Republic - 2.4%
CEZ	359,200		8,978,417
Finland - 1.4%
Fortum	218,000		5,130,225
France - 4.7%
AXA	120,000		3,005,162
Bouygues	50,000		2,311,389
Casino Guichard Perrachon	127,000		5,513,409
Renault	19,600		1,904,981
TOTAL	82,700		5,026,000
			17,760,941
Germany - 3.3%
Deutsche Post	30,000		1,139,015

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.2% (continued)
Germany - 3.3% (continued)
Muenchener Rueckversicherungs	18,523		3,818,479
ProSiebenSat.1 Media	252,350		7,426,329
			12,383,823
Greece - 1.4%
OPAP	477,300		5,136,933
Hong Kong - 3.5%
Hong Kong & China Gas	395,000		853,441
Li & Fung	5,512,000		2,140,052
WH Group	790,000	[b]	809,447
Yue Yuen Industrial Holdings	3,000,000		9,266,924
			13,069,864
Israel - 2.2%
Bezeq The Israeli Telecommunication
Corporation	6,900,100		8,438,268
Italy - .7%
Eni	38,005		694,323
Intesa Sanpaolo	676,700		2,007,780
			2,702,103
Japan - 13.8%
Aozora Bank	100,000		3,950,042
Asahi Glass	23,600		963,303
Canon	31,000		1,057,293
Daito Trust Construction	15,000		2,443,858
Honda Motor	68,000		2,160,987
ITOCHU	577,000		10,803,883
Japan Airlines	70,000		2,707,574
MS&AD Insurance Group Holdings	120,000		3,809,717
Nissan Motor	300,000		2,970,815
NTT DOCOMO	58,600		1,514,817
Osaka Gas	38,000		827,516
Sumitomo	118,000		1,974,786
Sumitomo Chemical	270,000		1,627,550
Takeda Pharmaceutical	126,000		5,136,373
Tokyo Electron	53,000		9,861,198
			51,809,712
Luxembourg - .5%
RTL Group	27,200		2,043,435
Macau - 1.8%
Sands China	1,133,000		6,740,108
Malaysia - .5%
British American Tobacco Malaysia	216,600		1,757,939
Netherlands - 3.1%
Royal Dutch Shell, Cl. A	303,000		10,504,169

Description	Shares	Value ($)
Common Stocks - 96.2% (continued)
Netherlands - 3.1% (continued)
Royal Dutch Shell, Cl. B	28,000	996,756
		11,500,925
New Zealand - 2.7%
Auckland International Airport	583,100	2,687,927
Spark New Zealand	2,887,100	7,380,401
		10,068,328
Norway - 2.9%
Marine Harvest	542,100	10,849,342
Qatar - .0%
Commercial Bank	12,314	127,452
Russia - 2.9%
Alrosa	901,000	1,272,443
Severstal	600,000	9,634,898
		10,907,341
South Africa - 1.2%
MMI Holdings	1,626,700	2,388,110
Mondi	46,100	1,269,261
MTN Group	100,000	899,943
		4,557,314
South Korea - .4%
Korea Electric Power	8,200	251,658
Samsung Electronics	27,100	1,272,103
		1,523,761
Spain - 1.0%
Banco Santander	690,700	3,705,603
Sweden - 1.9%
Nordea Bank	365,800	3,519,979
Skanska, Cl. B	204,500	3,766,801
		7,286,780
Switzerland - 3.9%
Nestle	31,200	2,351,555
Novartis	79,436	5,893,646
Roche Holding	10,971	2,353,088
Zurich Insurance Group	13,785	4,094,159
		14,692,448
Taiwan - 5.2%
Asustek Computer	939,000	8,502,556
Chicony Electronics	394,192	929,117
Compal Electronics	1,093,900	716,761
Highwealth Construction	2,091,000	3,157,654
Novatek Microelectronics	660,000	2,974,112
Taiwan Semiconductor Manufacturing	340,000	2,536,985
Transcend Information	264,400	757,277
		19,574,462

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 96.2% (continued)
Turkey - 1.6%
Petkim Petrokimya Holding		5,585,500		5,808,846
United Arab Emirates - .8%
Dubai Islamic Bank		2,208,000		3,043,501
United Kingdom - 11.2%
AstraZeneca		56,940		4,156,171
BP		1,410,800		10,811,589
British American Tobacco		130,712		6,724,112
GlaxoSmithKline		292,100		5,917,867
HSBC Holdings		238,773		2,287,809
Imperial Brands		107,200		3,862,695
Legal & General Group		959,709		3,442,989
Persimmon		90,900		3,422,740
SSE		47,200		858,094
Vodafone Group		174,795		447,204
				41,931,270
United States - .3%
iShares MSCI EAFE ETF		18,000		1,249,200
Total Common Stocks (cost $336,411,259)				361,409,792
	Preferred
	Dividend
	Yield (%)
Preferred Stocks - 1.0%
South Korea - 1.0%
Hyundai Motor
(cost $4,144,785)	4.82	46,900		3,887,312
		Number of
		Rights
Rights - .1%
United Arab Emirates - .1%
Dubai Islamic Bank
(cost $387,482)		736,000	[a]	338,630
	7-Day
	Yield (%)
Other Investment - 2.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $7,635,359)	1.73	7,635,359	[c]	7,635,359

Total Investments (cost $348,578,885)	99.3%	373,271,093
Cash and Receivables (Net)	.7%	2,625,646
Net Assets	100.0%	375,896,739

ADR—American Depository Receipt
ETF—Exchange-Traded Fund

[a]	Non-income producing security.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, these securities were valued at $809,447 or .22% of net assets.

[c]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon International Equity Income Fund
May 31, 2018 (Unaudited)

The following is a summary of the inputs used as of May 31, 2018 in valuing the fund’s investments:

				Level 3-
	Level 1-	Level 2 - Other		Significant
	Unadjusted	Significant		Unobservable
	Quoted Prices	Observable Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign
Common Stocks	1,881,095	358,279,497	†	-	360,160,592
Equity Securities - Foreign
Preferred Stocks	-	3,887,312	†	-	3,887,312
Exchange-Traded Funds	1,249,200	-		-	1,249,200
Registered Investment
Company	7,635,359	-		-	7,635,359
Rights	-	338,630	†	-	338,630

† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2018, accumulated net unrealized appreciation on investments was $24,692,208, consisting of $42,244,279 gross unrealized appreciation and $17,552,071 gross unrealized depreciation.

At May 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon International Fund
May 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.2%
Australia - 6.1%
Aristocrat Leisure	593,741		13,443,854
BHP Billiton	530,418		13,178,551
Macquarie Group	260,473		22,441,557
Woodside Petroleum	378,355		9,245,221
Woolworths Group	578,732		12,428,474
			70,737,657
Austria - 1.5%
Erste Group Bank	223,678	[a]	9,261,039
OMV	149,446		8,516,804
			17,777,843
Belgium - 2.1%
bpost	266,000		4,700,138
UCB	253,155		19,934,145
			24,634,283
Finland - .9%
UPM-Kymmene	297,752		10,934,501
France - 11.3%
Arkema	98,921		12,123,594
Atos	77,256		10,555,211
BNP Paribas	353,950		22,068,573
Cie Generale des Etablissements
Michelin	108,813		14,162,338
Edenred	375,597		12,106,260
Klepierre	266,021		10,412,543
Orange	1,150,430		19,773,911
Renault	92,695		9,009,299
Thales	45,066		5,727,249
Vinci	159,874		15,618,874
			131,557,852
Germany - 6.6%
Allianz	69,546		14,349,495
Bayer	148,699		17,696,132
Deutsche Post	274,176		10,409,685
Evonik Industries	278,135		9,735,257
Fresenius & Co.	232,712		17,896,195
Hapag-Lloyd	159,908	[a,b]	6,751,807
			76,838,571
Hong Kong - 3.3%
AIA Group	2,562,600		23,383,592

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.2% (continued)
Hong Kong - 3.3% (continued)
Sun Hung Kai Properties	905,000		14,582,523
			37,966,115
Italy - 3.8%
Enel	3,496,948		19,204,788
Leonardo	850,440		8,660,916
Moncler	174,161		8,035,349
UniCredit	479,583		8,012,846
			43,913,899
Japan - 23.9%
Alps Electric	544,600		12,873,074
Chubu Electric Power	605,200		9,361,011
Denso	289,000		14,008,149
Harmonic Drive Systems	153,200		7,255,074
Hitachi	3,133,000		22,825,155
ITOCHU	466,000		8,725,493
KDDI	384,300		10,374,378
MINEBEA MITSUMI	401,000		7,571,620
Mitsubishi Electric	879,900		12,440,616
Nintendo	33,200		13,667,233
Panasonic	697,900		9,507,329
Recruit Holdings	296,500		8,216,014
Seven & i Holdings	361,600		15,971,181
Shionogi & Co.	154,300		8,073,801
Shiseido	168,600		13,299,146
Showa Denko	322,000		13,835,940
Showa Shell Sekiyu	226,490		3,003,037
Sony	482,100		22,731,393
Sumitomo Mitsui Financial Group	666,500		27,526,715
Suzuki Motor	327,800		18,790,268
THK	217,300		7,675,579
Zeon Corp	796,000		10,059,129
			277,791,335
Macau - 1.9%
Sands China	3,620,400		21,537,411
Netherlands - 6.8%
ABN AMRO Group	372,459	[b]	9,686,603
Heineken	178,184		17,863,849
Koninklijke Philips	300,215		12,257,713
NN Group	465,473		19,969,573
Royal Dutch Shell, Cl. B	529,840		18,861,469
			78,639,207
Norway - 1.2%
Aker BP	255,442		9,299,500

Description	Shares		Value ($)
Common Stocks - 98.2% (continued)
Norway - 1.2% (continued)
Telenor	247,824		5,104,001
			14,403,501
Portugal - 1.4%
Galp Energia	868,861		16,168,429
Singapore - 1.4%
United Overseas Bank	761,500		15,939,486
Spain - 3.4%
ACS Actividades de Construccion y
Servicios	327,335		13,556,967
Amadeus IT Group	105,980		8,398,716
Banco Santander	3,339,138		17,914,462
			39,870,145
Sweden - 2.0%
Alfa Laval	340,730		8,515,594
Swedbank, Cl. A	368,694		7,668,246
Volvo, Cl. B	409,572		7,054,154
			23,237,994
Switzerland - 7.1%
Adecco Group	129,425		7,747,725
Ferguson	110,713		8,580,410
Julius Baer Group	296,807	[a]	17,270,902
Lonza Group	67,445	[a]	18,102,028
Novartis	282,268		20,942,491
STMicroelectronics	443,668		10,561,576
			83,205,132
United Kingdom - 12.1%
Anglo American	420,406		10,047,915
BAE Systems	1,089,177		9,260,184
Cineworld Group	1,579,349		5,343,714
Diageo	751,543		27,605,108
Fiat Chrysler Automobiles	705,963	[a]	15,997,258
Legal & General Group	3,062,311		10,986,147
Prudential	744,087		17,871,634
SSE	1,214,134		22,072,908
Unilever	387,341		21,354,754
			140,539,622
United States - 1.4%
iShares MSCI EAFE ETF	239,654		16,631,988
Total Common Stocks (cost $1,037,452,999)			1,142,324,971

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	7-Day
	Yield (%)
Other Investment - .6%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $7,408,399)	1.73	7,408,399 [c]	7,408,399
Total Investments (cost $1,044,861,398)		98.8%	1,149,733,370
Cash and Receivables (Net)		1.2%	13,881,356
Net Assets		100.0%	1,163,614,726

ETF—Exchange-Traded Fund

[a]	Non-income producing security.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, these securities were valued at $16,438,410 or 1.41% of net assets.

[c]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
BNY Mellon International Fund
May 31, 2018 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Morgan Stanley Capital Services
United States
Dollar	3,901,181	Japanese Yen	424,784,002	6/1/18	(3,622)
UBS
		United States
Euro	540,221	Dollar	630,270	6/1/18	1,272
United States
Dollar	3,627,547	Japanese Yen	394,161,967	6/4/18	4,235
Gross Unrealized Appreciation					5,507
Gross Unrealized Depreciation					(3,622)

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
BNY Mellon International Fund
May 31, 2018 (Unaudited)

The following is a summary of the inputs used as of May 31, 2018 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign
Common Stocks	-	1,125,692,983†	-	1,125,692,983
Exchange-Traded Funds	16,631,988	-	-	16,631,988
Registered Investment Company	7,408,399	-	-	7,408,399
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††	-	5,507	-	5,507
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††	-	(3,622)	-	(3,622)

†	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2018 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value

NOTES

of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At May 31, 2018, accumulated net unrealized appreciation on investments was $104,871,972, consisting of $144,113,874 gross unrealized appreciation and $39,241,902 gross unrealized depreciation.

At May 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Market Opportunities Fund
May 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 49.4%
Capital Goods - 4.6%
Boeing	1,870		658,539
Deere & Co.	4,655		695,969
Donaldson	1,094		51,637
Fastenal	1,965	[a]	104,597
Flowserve	1,605	[a]	66,351
Hexcel	935		66,226
Honeywell International	4,182		618,560
Illinois Tool Works	3,963		569,483
Toro	1,065	[a]	61,770
			2,893,132
Consumer Durables & Apparel - .2%
NIKE, Cl. B	2,179		156,452
Consumer Services - 1.5%
McDonald's	740		118,407
Starbucks	2,092		118,554
Yum! Brands	8,940		727,090
			964,051
Diversified Financials - 5.3%
Ally Financial	35,330		906,214
Charles Schwab	15,605		867,950
Intercontinental Exchange	11,220		795,386
Invesco	28,528		779,385
			3,348,935
Energy - 3.8%
Andeavor	5,850		844,915
EOG Resources	1,293		152,328
Halliburton	610		30,341
Occidental Petroleum	1,701		143,224
Pioneer Natural Resources	297		57,351
Schlumberger	1,656		113,718
Valero Energy	8,675		1,051,410
			2,393,287
Food, Beverage & Tobacco - 2.8%
Constellation Brands, Cl. A	1,915		427,198
Mondelez International, Cl. A	19,250		755,947
Philip Morris International	7,439		591,698
			1,774,843
Health Care Equipment & Services - 4.0%
Abbott Laboratories	12,935		795,891

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 49.4% (continued)
Health Care Equipment & Services - 4.0% (continued)
Cerner	2,115	[b]	126,223
Edwards Lifesciences	937	[b]	128,659
Henry Schein	1,699	[a,b]	117,571
Intuitive Surgical	374	[b]	171,917
ResMed	1,090		112,063
Stryker	760		132,255
UnitedHealth Group	4,082		985,844
			2,570,423
Household & Personal Products - .4%
Colgate-Palmolive	1,321		83,342
Estee Lauder, Cl. A	1,033		154,372
			237,714
Materials - 1.7%
DowDuPont	9,920		635,971
Ecolab	956		136,335
FMC	1,530		133,248
International Flavors & Fragrances	610		74,499
Praxair	798		124,695
			1,104,748
Media - 2.5%
Comcast, Cl. A	23,010		717,452
Twenty-First Century Fox, Cl. A	18,870		727,438
Walt Disney	1,187		118,071
			1,562,961
Pharmaceuticals, Biotechnology & Life Sciences - 3.1%
Agilent Technologies	11,150		690,408
Allergan	4,747		715,848
Biogen	384	[b]	112,881
Eli Lilly & Co.	785		66,756
Gilead Sciences	1,670		112,558
Johnson & Johnson	891		106,581
Mettler-Toledo International	133	[b]	73,248
Waters	622	[b]	119,810
			1,998,090
Real Estate - .9%
Equinix	1,492	[c]	592,100
Retailing - 2.7%
Amazon. com	778	[b]	1,267,844
O'Reilly Automotive	404	[b]	108,842
The TJX Companies	2,021		182,537
Tractor Supply	1,864		138,514
			1,697,737
Semiconductors & Semiconductor Equipment - 3.6%
NVIDIA	6,469		1,631,417

Description		Shares		Value ($)
Common Stocks - 49.4% (continued)
Semiconductors & Semiconductor Equipment - 3.6%
(continued)
Texas Instruments		5,580		624,458
				2,255,875
Software & Services - 11.0%
Adobe Systems		6,381	[b]	1,590,656
Alphabet, Cl. A		1,086	[b]	1,194,600
Alphabet, Cl. C		105	[b]	113,924
Automatic Data Processing		773		100,505
Cognizant Technology Solutions, Cl. A		1,510		113,778
Electronic Arts		7,274	[b]	952,239
Jack Henry & Associates		1,183		147,946
Manhattan Associates		2,730	[a,b]	118,810
Mastercard, Cl. A		1,263		240,122
Microsoft		12,254		1,211,185
Oracle		2,171		101,429
Paychex		1,976		129,586
Visa, Cl. A		7,455		974,518
				6,989,298
Technology Hardware & Equipment - 1.1%
Amphenol, Cl. A		2,303		200,200
Cisco Systems		3,453		147,478
Cognex		2,350		107,419
IPG Photonics		591	[b]	142,591
TE Connectivity		980		91,218
				688,906
Transportation - .2%
Expeditors International of Washington		1,940		144,491
Total Common Stocks (cost $20,655,233)				31,373,043
	7-Day
	Yield (%)
Other Investment - 51.0%
Registered Investment Company;
BNY Mellon Income Stock Fund, Cl. M		735,545	[d]	6,840,570
Dreyfus Institutional Preferred
Government Plus Money Market Fund	1.73	682,422	[d]	682,422
Dreyfus Research Growth Fund, Cl. Y		985,018	[d]	16,164,142
Dreyfus Strategic Value Fund, Cl. Y		216,838	[d]	8,723,407
Total Other Investment (cost $25,554,674)				32,410,541

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $46,209,907)	100.4%	63,783,584
Liabilities, Less Cash and Receivables	(.4%)	(229,139)
Net Assets	100.0%	63,554,445

[a]

Security, or portion thereof, on loan. At May 31, 2018, the value of the fund’s securities on loan was $331,076 and the value of the collateral held by the fund was $344,697, consisting of U.S. Government & Agency securities.

[b]	Non-income producing security.
[c]	Investment in real estate investment trust.
[d]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Market Opportunities Fund
May 31, 2018 (Unaudited)

The following is a summary of the inputs used as of May 31, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	31,373,043	-	-	31,373,043
Registered Investment
Companies	32,410,541	-	-	32,410,541

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2018, accumulated net unrealized appreciation on investments was $17,573,677, consisting of $18,096,572 gross unrealized appreciation and $522,895 gross unrealized depreciation.

At May 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Stock Fund
May 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.2%
Automobiles & Components - .9%
Lear	12,337		2,442,726
Banks - 5.5%
Bank of America	201,454		5,850,224
Comerica	25,997		2,451,257
JPMorgan Chase & Co.	60,798		6,505,994
Wells Fargo & Co.	9,299		502,053
			15,309,528
Capital Goods - 4.9%
Boeing	13,673		4,815,084
Caterpillar	3,395		515,734
Honeywell International	3,766		557,029
Lockheed Martin	9,136		2,873,637
Raytheon	11,826		2,477,547
Spirit AeroSystems Holdings, Cl. A	27,706		2,346,975
			13,586,006
Consumer Durables & Apparel - 1.5%
PulteGroup	76,456	[a]	2,312,794
Toll Brothers	47,767		1,886,319
			4,199,113
Consumer Services - 2.3%
Carnival	35,039		2,182,229
Darden Restaurants	5,613		490,632
Hilton Grand Vacations	46,863	[b]	1,863,273
Royal Caribbean Cruises	17,449		1,831,796
			6,367,930
Diversified Financials - 5.2%
American Express	34,879		3,428,606
Ameriprise Financial	2,708		375,410
Berkshire Hathaway, Cl. B	7,254	[b]	1,389,359
Discover Financial Services	32,974		2,435,460
S&P Global	16,519		3,262,502
State Street	27,739		2,665,995
Synchrony Financial	24,324		842,340
			14,399,672
Energy - 8.2%
Chevron	37,152		4,617,994
ConocoPhillips	40,650		2,739,403
Exxon Mobil	44,345		3,602,588
Halliburton	44,618		2,219,299

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Energy - 8.2% (continued)
Marathon Petroleum	36,786		2,907,198
Phillips 66	27,924		3,252,867
Valero Energy	27,716		3,359,179
			22,698,528
Food & Staples Retailing - 2.2%
Costco Wholesale	4,275		847,476
Walgreens Boots Alliance	33,462		2,087,694
Walmart	38,770		3,200,076
			6,135,246
Food, Beverage & Tobacco - 2.8%
Altria Group	24,266		1,352,587
Campbell Soup	7,485	[a]	251,795
Conagra Brands	64,842		2,403,045
PepsiCo	33,868		3,395,267
Philip Morris International	3,815		303,445
			7,706,139
Health Care Equipment & Services - 3.8%
Baxter International	42,256		2,993,415
Cigna	8,392		1,421,353
CVS Health	34,829		2,207,810
Danaher	26,538		2,634,693
Express Scripts Holding	15,028	[b]	1,139,273
			10,396,544
Household & Personal Products - 1.2%
Kimberly-Clark	17,773		1,792,407
Procter & Gamble	20,705		1,514,985
			3,307,392
Insurance - 4.4%
Allstate	27,812		2,599,866
Marsh & McLennan Cos.	31,384		2,522,332
Principal Financial Group	24,284		1,355,047
Progressive	40,725		2,528,615
Prudential Financial	3,198		309,694
Torchmark	25,871		2,194,637
Unum Group	20,582		798,787
			12,308,978
Materials - 2.6%
Freeport-McMoRan	54,268		917,129
Huntsman	60,123		1,922,132
LyondellBasell Industries, Cl. A	18,847		2,113,126
Westlake Chemical	19,047		2,204,309
			7,156,696
Media - 2.2%
Time Warner	28,310		2,665,670

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Media - 2.2% (continued)
Walt Disney	33,008		3,283,306
			5,948,976
Pharmaceuticals, Biotechnology & Life Sciences - 11.9%
AbbVie	41,394		4,095,522
Agilent Technologies	24,264		1,502,427
Amgen	20,251		3,637,485
Biogen	10,348	[b]	3,041,898
Bristol-Myers Squibb	36,959		1,944,783
Celgene	23,646	[b]	1,860,467
Eli Lilly & Co.	31,647		2,691,261
Johnson & Johnson	46,598		5,574,053
Pfizer	124,321		4,466,854
Thermo Fisher Scientific	7,858		1,636,586
Zoetis	29,568		2,474,842
			32,926,178
Real Estate - 1.7%
Prologis	35,107	[c]	2,259,135
Public Storage	11,410	[c]	2,417,094
			4,676,229
Retailing - 4.0%
Amazon. com	4,489	[b]	7,315,364
Best Buy	36,954		2,522,110
Home Depot	6,394		1,192,801
			11,030,275
Semiconductors & Semiconductor Equipment - 3.5%
Applied Materials	61,191		3,107,279
Micron Technology	63,080	[b]	3,632,777
Skyworks Solutions	20,219		1,993,796
Texas Instruments	7,611		851,747
			9,585,599
Software & Services - 15.6%
Accenture, Cl. A	20,882		3,252,163
Adobe Systems	2,792	[b]	695,990
Alphabet, Cl. A	4,926	[b]	5,418,600
Alphabet, Cl. C	4,930	[b]	5,349,001
Amdocs	7,586		511,752
Cadence Design Systems	48,040	[b]	2,039,298
CDK Global	20,805		1,338,802
Cognizant Technology Solutions, Cl. A	31,411		2,366,819
Electronic Arts	20,702	[b]	2,710,099
Facebook, Cl. A	39,422	[b]	7,560,351
Fiserv	13,530	[b]	982,278
International Business Machines	9,855		1,392,610
MasterCard, Cl. A	2,432		462,372

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.2% (continued)
Software & Services - 15.6% (continued)
Microsoft		62,830		6,210,117
Paychex		7,485		490,866
Red Hat		5,688	[b]	923,845
Visa, Cl. A		10,665		1,394,129
				43,099,092
Technology Hardware & Equipment - 6.5%
Apple		60,675		11,338,337
F5 Networks		9,538	[b]	1,651,123
HP		124,882		2,751,150
Western Digital		27,679		2,311,473
				18,052,083
Telecommunication Services - 3.6%
AT&T		129,714		4,192,356
T-Mobile US		29,888	[b]	1,664,762
Verizon Communications		88,691		4,227,900
				10,085,018
Transportation - 3.0%
Copa Holdings, Cl. A		3,089		342,261
Delta Air Lines		24,108		1,303,037
Norfolk Southern		18,042		2,736,069
Southwest Airlines		3,742		191,141
Union Pacific		27,021		3,857,518
				8,430,026
Utilities - 1.7%
Exelon		66,527		2,753,553
MDU Resources Group		66,382		1,845,420
				4,598,973
Total Common Stocks (cost $205,056,775)				274,446,947
	7-Day
	Yield (%)
Other Investment - .8%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $2,242,092)	1.73	2,242,092	[d]	2,242,092
Total Investments (cost $207,298,867)		100.0%		276,689,039
Liabilities, Less Cash and Receivables		.0%		(135,719)
Net Assets		100.0%		276,553,320

[a]

Security, or portion thereof, on loan. At May 31, 2018, the value of the fund’s securities on loan was $770,329 and the value of the collateral held by the fund was $792,472, consisting of U.S. Government & Agency securities.

[b]	Non-income producing security.
[c]	Investment in real estate investment trust.
[d]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Stock Fund
May 31, 2018 (Unaudited)

The following is a summary of the inputs used as of May 31, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	274,104,686	-	-	274,104,686
Equity Securities—
Foreign Common
Stocks†	342,261	-	-	342,261
Registered Investment
Company	2,242,092	-	-	2,242,092

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2018, accumulated net unrealized appreciation on investments was $69,390,172, consisting of $74,550,376 gross unrealized appreciation and $5,160,204 gross unrealized depreciation.

At May 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Massachusetts Intermediate Municipal Bond Fund
May 31, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7%
Massachusetts - 97.3%
Berkshire Wind Power Cooperative
Corporation,
Revenue, Refunding (Berkshire Wind
Project-Green Bond)	5.00	7/1/26	475,000		556,786
Berkshire Wind Power Cooperative
Corporation,
Revenue, Refunding (Berkshire Wind
Project-Green Bond)	5.00	7/1/28	1,000,000		1,175,210
Berkshire Wind Power Cooperative
Corporation,
Revenue, Refunding (Berkshire Wind
Project-Green Bond)	5.00	7/1/30	1,000,000		1,163,880
Berkshire Wind Power Cooperative
Corporation,
Wind Project Revenue (Prerefunded)	5.25	1/1/20	750,000	[a]	789,150
Brookline,
GO	5.00	3/15/25	1,360,000		1,606,119
Chicago,
GO	5.00	1/1/23	1,970,000		2,090,446
Dedham,
GO (Municipal Purpose Loan)	4.00	6/15/29	495,000		537,936
Dedham,
GO (Municipal Purpose Loan)	4.00	6/15/30	495,000		535,293
Mansfield,
GO	4.00	5/15/29	815,000		886,003
Mansfield,
GO	4.00	5/15/30	845,000		916,377
Massachusetts,
Commonwealth Transportation Fund
Revenue (Rail Enhancement and
Accelerated Bridge Programs)	4.00	6/1/46	2,500,000		2,597,100
Massachusetts,
Federal Highway GAN (Accelerated
Bridge Program)	5.00	6/15/25	5,060,000		5,856,039
Massachusetts,
Federal Highway GAN (Accelerated
Bridge Program)	5.00	6/15/27	2,000,000		2,302,440
Massachusetts,
GO	5.00	2/1/33	2,000,000		2,344,540
Massachusetts,
GO	4.50	12/1/43	5,000,000		5,308,250
Massachusetts,
GO (Consolidated Loan)	5.00	3/1/31	2,250,000		2,542,612

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Massachusetts - 97.3% (continued)
Massachusetts,
GO (Consolidated Loan) (Prerefunded)	5.00	8/1/21	5,000,000	[a]	5,463,200
Massachusetts,
GO, 3 Month LIBOR + .46%	2.04	11/1/18	2,500,000	[b]	2,500,200
Massachusetts,
GO, 3 Month LIBOR + .55%	2.13	11/1/25	2,500,000	[b]	2,489,425
Massachusetts,
GO, Refunding	5.00	7/1/29	1,000,000		1,166,820
Massachusetts Bay Transportation
Authority,
Senior Sales Tax Revenue	5.25	7/1/21	2,000,000		2,199,800
Massachusetts Bay Transportation
Authority,
Senior Sales Tax Revenue	5.25	7/1/22	2,430,000		2,741,599
Massachusetts Bay Transportation
Authority,
Senior Sales Tax Revenue	0.00	7/1/32	2,500,000	[c]	1,583,700
Massachusetts Clean Energy Cooperative
Corporation,
Clean Energy Cooperative Revenue (A
Massachusetts Municipal Lighting Plant
Cooperative)	5.00	7/1/28	1,250,000		1,406,937
Massachusetts Clean Water Trust,
Revenue	5.00	2/1/35	990,000		1,136,985
Massachusetts College Building Authority,
Project Revenue	5.00	5/1/27	2,000,000		2,265,140
Massachusetts Department of
Transportation,
Metropolitan Highway System Senior
Revenue	5.00	1/1/32	1,530,000		1,596,662
Massachusetts Development Finance
Agency,
Revenue	5.00	7/1/22	490,000		537,971
Massachusetts Development Finance
Agency,
Revenue	5.00	7/1/24	815,000		922,287
Massachusetts Development Finance
Agency,
Revenue (Babson College Issue)	5.00	10/1/25	545,000		631,317
Massachusetts Development Finance
Agency,
Revenue (Baystate Medical Center
Issue)	5.00	7/1/24	350,000		400,299
Massachusetts Development Finance
Agency,
Revenue (Bentley University Issue)	5.00	7/1/40	1,500,000		1,703,325

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Massachusetts - 97.3% (continued)
Massachusetts Development Finance
Agency,
Revenue (Berklee College of Music
Issue)	5.00	10/1/37	1,750,000	2,011,642
Massachusetts Development Finance
Agency,
Revenue (Berklee College of Music)	5.00	10/1/23	400,000	456,840
Massachusetts Development Finance
Agency,
Revenue (Boston Medical Center Issue)	5.00	7/1/23	2,060,000	2,300,876
Massachusetts Development Finance
Agency,
Revenue (Boston Medical Center Issue)	5.00	7/1/25	500,000	571,870
Massachusetts Development Finance
Agency,
Revenue (Boston Medical Center Issue)	5.00	7/1/26	500,000	575,875
Massachusetts Development Finance
Agency,
Revenue (Boston Medical Center Issue)
(Green Bonds)	5.00	7/1/44	2,000,000	2,173,460
Massachusetts Development Finance
Agency,
Revenue (Boston University Issue)	4.00	10/1/32	1,000,000	1,061,780
Massachusetts Development Finance
Agency,
Revenue (Boston University Issue)	5.00	10/1/46	2,000,000	2,286,320
Massachusetts Development Finance
Agency,
Revenue (CareGroup Issue)	5.00	7/1/22	1,000,000	1,104,440
Massachusetts Development Finance
Agency,
Revenue (CareGroup Issue)	5.00	7/1/24	1,000,000	1,140,680
Massachusetts Development Finance
Agency,
Revenue (CareGroup Issue)	5.00	7/1/26	1,000,000	1,167,430
Massachusetts Development Finance
Agency,
Revenue (CareGroup Issue)	5.00	7/1/29	1,000,000	1,144,000
Massachusetts Development Finance
Agency,
Revenue (CareGroup Issue)	5.00	7/1/30	1,000,000	1,140,920
Massachusetts Development Finance
Agency,
Revenue (College of Holy Cross)	5.00	9/1/25	400,000	472,160
Massachusetts Development Finance
Agency,
Revenue (College of Holy Cross)	5.00	9/1/26	705,000	840,600

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Massachusetts - 97.3% (continued)
Massachusetts Development Finance
Agency,
Revenue (Dana-Farber Cancer Institute
Issue)	5.00	12/1/32	1,565,000	1,812,082
Massachusetts Development Finance
Agency,
Revenue (Dana-Farber Cancer Institute
Issue)	5.00	12/1/33	1,500,000	1,728,270
Massachusetts Development Finance
Agency,
Revenue (Emerson College Issue)	5.00	1/1/19	2,000,000	2,034,680
Massachusetts Development Finance
Agency,
Revenue (Emerson College Issue)	5.00	1/1/22	565,000	615,432
Massachusetts Development Finance
Agency,
Revenue (Emerson College Issue)	5.00	1/1/23	400,000	443,336
Massachusetts Development Finance
Agency,
Revenue (Emerson College Issue)	5.00	1/1/25	1,000,000	1,134,470
Massachusetts Development Finance
Agency,
Revenue (Emerson College)	5.00	1/1/26	170,000	194,118
Massachusetts Development Finance
Agency,
Revenue (Emerson College)	5.00	1/1/27	280,000	320,919
Massachusetts Development Finance
Agency,
Revenue (Emerson College)	5.00	1/1/28	255,000	293,954
Massachusetts Development Finance
Agency,
Revenue (Emerson College)	5.00	1/1/31	325,000	368,609
Massachusetts Development Finance
Agency,
Revenue (Emerson College)	5.00	1/1/32	340,000	384,132
Massachusetts Development Finance
Agency,
Revenue (Emerson College)	5.00	1/1/33	305,000	343,528
Massachusetts Development Finance
Agency,
Revenue (Emmanuel College Issue)	5.00	10/1/30	1,000,000	1,112,050
Massachusetts Development Finance
Agency,
Revenue (Emmanuel College Issue)
(Green Bonds)	4.00	10/1/46	1,000,000	991,570
Massachusetts Development Finance
Agency,
Revenue (Green Bond-Boston Medical
Center Issue)	5.00	7/1/28	350,000	399,567

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Massachusetts - 97.3% (continued)
Massachusetts Development Finance
Agency,
Revenue (Green Bond-Boston Medical
Center Issue)	5.00	7/1/29	490,000	556,914
Massachusetts Development Finance
Agency,
Revenue (Green Bond-Boston Medical
Center Issue)	5.00	7/1/30	975,000	1,103,232
Massachusetts Development Finance
Agency,
Revenue (Lahey Health System
Obligated Group Issue)	5.00	8/15/27	1,000,000	1,063,030
Massachusetts Development Finance
Agency,
Revenue (Lesley University Issue)	5.00	7/1/28	1,550,000	1,786,421
Massachusetts Development Finance
Agency,
Revenue (Lesley University Issue)	5.00	7/1/31	1,000,000	1,143,230
Massachusetts Development Finance
Agency,
Revenue (MCPHS University Issue)	5.00	7/1/37	465,000	526,408
Massachusetts Development Finance
Agency,
Revenue (Olin College Issue)	5.00	11/1/38	5,000,000	5,545,750
Massachusetts Development Finance
Agency,
Revenue (Partners HealthCare System
Issue)	5.00	7/1/25	1,825,000	1,981,767
Massachusetts Development Finance
Agency,
Revenue (Partners HealthCare System
Issue)	4.00	7/1/32	2,000,000	2,114,480
Massachusetts Development Finance
Agency,
Revenue (SABIS International Charter
School Issue)	5.00	4/15/33	3,410,000	3,674,241
Massachusetts Development Finance
Agency,
Revenue (SABIS International Charter
School Issue)	5.00	4/15/40	1,730,000	1,845,702
Massachusetts Development Finance
Agency,
Revenue (Simmons College Issue)	5.25	10/1/24	465,000	528,617
Massachusetts Development Finance
Agency,
Revenue (Simmons College Issue)	5.00	10/1/25	700,000	797,839
Massachusetts Development Finance
Agency,
Revenue (Simmons College Issue)	5.00	10/1/29	1,000,000	1,117,360

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Massachusetts - 97.3% (continued)
Massachusetts Development Finance
Agency,
Revenue (South Shore Hospital Issue)	5.00	7/1/24	530,000		601,683
Massachusetts Development Finance
Agency,
Revenue (South Shore Hospital Issue)	5.00	7/1/25	500,000		574,990
Massachusetts Development Finance
Agency,
Revenue (South Shore Hospital Issue)	5.00	7/1/28	750,000		855,112
Massachusetts Development Finance
Agency,
Revenue (South Shore Hospital Issue)	5.00	7/1/41	2,000,000		2,204,960
Massachusetts Development Finance
Agency,
Revenue (Southcoast Health System
Obligated Group Issue)	4.00	7/1/20	530,000		550,114
Massachusetts Development Finance
Agency,
Revenue (Sterling and Francine Clark
Art Institute Issue)	5.00	7/1/28	1,000,000		1,183,390
Massachusetts Development Finance
Agency,
Revenue (Sterling and Francine Clark
Art Institute Issue)	5.00	7/1/32	1,910,000		2,193,807
Massachusetts Development Finance
Agency,
Revenue (Sterling and Francine Clark
Art)	5.00	7/1/31	2,050,000		2,407,007
Massachusetts Development Finance
Agency,
Revenue (Suffolk University Issue)	5.13	7/1/40	210,000		219,167
Massachusetts Development Finance
Agency,
Revenue (Suffolk University)	5.00	7/1/23	2,500,000		2,811,325
Massachusetts Development Finance
Agency,
Revenue (Suffolk University)	5.00	7/1/25	1,340,000		1,542,849
Massachusetts Development Finance
Agency,
Revenue (Suffolk University)	5.00	7/1/28	1,300,000		1,491,841
Massachusetts Development Finance
Agency,
Revenue (Suffolk University)	5.00	7/1/29	2,250,000		2,568,645
Massachusetts Development Finance
Agency,
Revenue (The Broad Institute Issue)
(Prerefunded)	5.25	4/1/21	3,675,000	[a]	4,007,734

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Massachusetts - 97.3% (continued)
Massachusetts Development Finance
Agency,
Revenue (The Broad Institute Issue)
(Prerefunded)	5.25	4/1/21	1,500,000	[a]	1,635,810
Massachusetts Development Finance
Agency,
Revenue (The Park School Issue)	5.00	9/1/21	300,000		323,787
Massachusetts Development Finance
Agency,
Revenue (UMass Memorial Health Care
Obligated Group Issue)	5.00	7/1/24	1,000,000		1,131,640
Massachusetts Development Finance
Agency,
Revenue (UMass Memorial Health Care
Obligated Group Issue)	5.00	7/1/25	2,375,000		2,718,045
Massachusetts Development Finance
Agency,
Revenue (UMass Memorial Health Care
Obligated Group Issue)	5.00	7/1/28	1,000,000		1,143,230
Massachusetts Development Finance
Agency,
Revenue (Wentworth Institute of
Technology Issue)	5.00	10/1/20	705,000		748,985
Massachusetts Development Finance
Agency,
Revenue (Wentworth Institute of
Technology Issue)	5.00	10/1/24	550,000		617,974
Massachusetts Development Finance
Agency,
Revenue (Western New England
University Issue)	5.00	9/1/35	1,000,000		1,091,160
Massachusetts Development Finance
Agency,
Revenue (Western New England
University Issue)	5.00	9/1/40	2,650,000		2,879,225
Massachusetts Development Finance
Agency,
Revenue (WGBH Educational
Foundation Issue)	4.00	1/1/19	170,000		172,207
Massachusetts Development Finance
Agency,
Revenue (WGBH Educational
Foundation Issue)	5.00	1/1/20	200,000		209,540
Massachusetts Development Finance
Agency,
Revenue (WGBH Educational
Foundation Issue)	5.00	1/1/21	100,000		107,439

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Massachusetts - 97.3% (continued)
Massachusetts Development Finance
Agency,
Revenue (WGBH Educational
Foundation Issue)	5.00	1/1/22	200,000	219,654
Massachusetts Development Finance
Agency,
Revenue (WGBH Educational
Foundation Issue)	5.00	1/1/23	250,000	279,150
Massachusetts Development Finance
Agency,
Revenue (WGBH Educational
Foundation Issue)	3.00	1/1/25	190,000	195,027
Massachusetts Development Finance
Agency,
Revenue (WGBH Educational
Foundation Issue)	4.00	1/1/26	130,000	141,691
Massachusetts Development Finance
Agency,
Revenue (WGBH Educational
Foundation Issue)	5.00	1/1/27	310,000	362,393
Massachusetts Development Finance
Agency,
Revenue (WGBH Educational
Foundation Issue)	5.00	1/1/28	140,000	162,999
Massachusetts Development Finance
Agency,
Revenue (WGBH Educational
Foundation Issue)	5.00	1/1/29	200,000	232,226
Massachusetts Development Finance
Agency,
Revenue (WGBH Educational
Foundation Issue)	5.00	1/1/30	410,000	474,776
Massachusetts Development Finance
Agency,
Revenue (WGBH Educational
Foundation Issue)	5.00	1/1/31	415,000	479,918
Massachusetts Development Finance
Agency,
Revenue (Wheelock College Issue)	5.25	10/1/37	945,000	945,123
Massachusetts Development Finance
Agency,
Revenue (Williams College Issue)	5.00	7/1/30	1,000,000	1,200,040
Massachusetts Development Finance
Agency,
Revenue (Wood Hole Oceanographic
Institution)	5.00	6/1/25	450,000	525,843
Massachusetts Development Finance
Agency,
Revenue (Wood Hole Oceanographic
Institution)	5.00	6/1/26	850,000	1,001,045

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Massachusetts - 97.3% (continued)
Massachusetts Development Finance
Agency,
Revenue, Refunding (Foxborough
Regional Charter)	5.00	7/1/37	1,600,000	1,743,600
Massachusetts Development Finance
Agency,
Revenue, Refunding (Partners
Healthcare System Issue)	4.00	7/1/35	3,500,000	3,644,165
Massachusetts Development Finance
Agency,
Revenue, Refunding (Partners
Healthcare System Issue)	4.00	7/1/41	2,500,000	2,578,275
Massachusetts Development Finance
Agency,
Revenue, Refunding (The Broad
Institute Inc.)	5.00	4/1/25	1,000,000	1,170,990
Massachusetts Development Finance
Agency,
Revenue, Refunding (The Broad
Institute Inc.)	5.00	4/1/26	2,000,000	2,370,460
Massachusetts Development Finance
Agency,
Revenue, Refunding (The Broad
Institute Inc.)	5.00	4/1/34	750,000	883,890
Massachusetts Development Finance
Agency,
Revenue, Refunding (The Broad
Institute Inc.)	5.00	4/1/35	500,000	587,465
Massachusetts Development Finance
Agency,
Revenue, Refunding (The Broad
Institute Inc.)	5.00	4/1/36	3,250,000	3,806,920
Massachusetts Development Finance
Agency,
Revenue, Refunding (The Broad
Institute Inc.)	5.00	4/1/37	750,000	877,852
Massachusetts Development Finance
Agency,
Revenue, Refunding (Wheaton College)	5.00	1/1/23	1,935,000	2,171,341
Massachusetts Development Finance
Agency,
Special Obligation Revenue
(Commonwealth Contract Assistance)	5.00	5/1/34	1,000,000	1,098,380
Massachusetts Development Finance
Agency,
Special Obligation Revenue
(Commonwealth Contract Assistance)	5.00	5/1/39	1,460,000	1,599,634

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Massachusetts - 97.3% (continued)
Massachusetts Development Finance
Agency,
SWDR (Dominion Energy Brayton Point
Issue) (Prerefunded)	5.75	5/1/19	2,000,000	[a]	2,073,600
Massachusetts Development Finance
Agency,
SWDR (Waste Management, Inc.
Project)	2.25	5/1/19	4,000,000	[d]	3,997,120
Massachusetts Development Finance
Authority,
Revenue, Refunding (Fisher College)	5.00	4/1/31	350,000		393,792
Massachusetts Development Finance
Authority,
Revenue, Refunding (Fisher College)	5.00	4/1/32	370,000		415,392
Massachusetts Development Finance
Authority,
Revenue, Refunding (Fisher College)	5.00	4/1/33	390,000		436,582
Massachusetts Development Finance
Authority,
Revenue, Refunding (Fisher College)	5.00	4/1/35	840,000		936,264
Massachusetts Development Finance
Authority,
Revenue, Refunding (Fisher College)	5.00	4/1/37	835,000		926,675
Massachusetts Development Finance
Authority,
Revenue, Refunding (Foxborough
Regional Charter School)	4.00	7/1/21	625,000		644,519
Massachusetts Development Finance
Authority,
Revenue, Refunding (Foxborough
Regional Charter School)	4.00	7/1/22	655,000		678,914
Massachusetts Development Finance
Authority,
Revenue, Refunding (South Shore
Hospital)	5.00	7/1/21	500,000		540,005
Massachusetts Educational Financing
Authority,
Education Loan Revenue (Issue I)	5.00	1/1/20	1,400,000		1,456,350
Massachusetts Educational Financing
Authority,
Education Loan Revenue (Issue J)	5.00	7/1/21	2,350,000		2,519,200
Massachusetts Educational Financing
Authority,
Revenue (Refunding)	5.00	7/1/24	2,000,000		2,235,900
Massachusetts Educational Financing
Authority Education Loan,
Revenue	5.00	7/1/23	2,300,000		2,540,143
Massachusetts Federal Highway,
Revenue, Refunding (Accelerated
Bridge Program)	5.00	6/15/27	2,300,000		2,747,373

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Massachusetts - 97.3% (continued)
Massachusetts Health and Educational
Facilities Authority,
Revenue (Berklee College of Music
Issue)	5.00	10/1/32	125,000		125,339
Massachusetts Health and Educational
Facilities Authority,
Revenue (Berklee College of Music
Issue)	5.00	10/1/37	360,000		360,976
Massachusetts Health and Educational
Facilities Authority,
Revenue (CareGroup Issue)	5.00	7/1/18	690,000		691,746
Massachusetts Health and Educational
Facilities Authority,
Revenue (Dana-Farber Cancer Institute
Issue)	5.25	12/1/22	2,750,000		2,805,385
Massachusetts Health and Educational
Facilities Authority,
Revenue (Dana-Farber Cancer Institute
Issue)	5.25	12/1/27	2,000,000		2,041,580
Massachusetts Health and Educational
Facilities Authority,
Revenue (Massachusetts Institute of
Technology Issue)	5.50	7/1/22	1,800,000		2,051,388
Massachusetts Health and Educational
Facilities Authority,
Revenue (Massachusetts Institute of
Technology Issue)	5.00	7/1/23	3,335,000		3,822,444
Massachusetts Health and Educational
Facilities Authority,
Revenue (Northeastern University
Issue)	5.00	10/1/30	3,000,000		3,196,320
Massachusetts Health and Educational
Facilities Authority,
Revenue (Simmons College Issue)
(Prerefunded)	7.50	10/1/18	410,000	[a]	417,819
Massachusetts Health and Educational
Facilities Authority,
Revenue (Simmons College Issue)
(Prerefunded)	7.50	10/1/18	590,000	[a]	601,251
Massachusetts Health and Educational
Facilities Authority,
Revenue (Sterling and Francine Clark
Art Institute Issue) (Prerefunded)	5.00	7/1/20	2,500,000	[a]	2,662,175
Massachusetts Health and Educational
Facilities Authority,
Revenue (Suffolk University Issue)	6.25	7/1/30	840,000		875,288
Massachusetts Health and Educational
Facilities Authority,
Revenue (Tufts University Issue)	5.25	2/15/26	3,130,000		3,750,992

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Massachusetts - 97.3% (continued)
Massachusetts Housing Finance Agency,
Housing Revenue	4.00	6/1/19	760,000	774,402
Massachusetts Housing Finance Agency,
Housing Revenue	2.95	12/1/32	1,000,000	939,000
Massachusetts Housing Finance Agency,
SFH Revenue (Insured; GNMA, FNMA
and FHLMC)	4.00	12/1/48	1,250,000	1,320,137
Massachusetts Housing Finance Agency,
SFHR	3.50	12/1/46	1,645,000	1,696,340
Massachusetts Port Authority,
Revenue	5.00	7/1/24	315,000	359,506
Massachusetts Port Authority,
Revenue	5.00	7/1/27	1,345,000	1,473,932
Massachusetts Port Authority,
Revenue	5.00	7/1/28	1,330,000	1,533,304
Massachusetts Port Authority,
Revenue	5.00	7/1/28	200,000	227,784
Massachusetts Port Authority,
Revenue	5.00	7/1/29	200,000	226,686
Massachusetts Port Authority,
Revenue	5.00	7/1/31	1,500,000	1,656,045
Massachusetts Port Authority,
Revenue	5.00	7/1/32	750,000	857,325
Massachusetts Port Authority,
Revenue	5.00	7/1/33	2,000,000	2,280,160
Massachusetts School Building Authority,
Sales Tax Revenue, Refunding	5.00	2/15/37	1,040,000	1,163,739
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	8/15/26	2,000,000	2,228,380
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	8/15/29	2,700,000	2,993,409
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	8/15/30	2,000,000	2,213,120
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	4.00	8/15/32	2,500,000	2,657,325
Massachusetts Transportation Fund,
Revenue (Rail Enhancement &
Accelerated Bridge Programs)	5.00	6/1/36	3,300,000	3,728,967
Massachusetts Turnpike Authority,
Turnpike Revenue (Insured; National
Public Finance Guarantee Corp.)
(Escrowed to Maturity)	5.00	1/1/20	1,565,000	1,619,259
Massachusetts Water Pollution
Abatement Trust,
(Pool Program)	5.00	8/1/18	75,000	75,206

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Massachusetts - 97.3% (continued)
Massachusetts Water Pollution
Abatement Trust,
Water Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	155,000		155,505
Massachusetts Water Resources
Authority,
General Revenue (Prerefunded)	5.00	8/1/21	500,000	[a]	545,515
Massachusetts Water Resources
Authority,
Revenue, Refunding (Insured; Assured
Guaranty Municipal Corporation)	5.25	8/1/26	3,560,000		4,325,222
Metropolitan Boston Transit Parking
Corporation,
Systemwide Senior Lien Parking
Revenue	5.00	7/1/41	4,090,000		4,379,449
Michigan Finance Authority,
HR (Trinity Health Credit Group)	5.00	12/1/33	2,000,000		2,188,020
Mount Greylock Regional School District,
GO (School Bonds)	4.00	6/15/27	640,000		691,936
Mount Greylock Regional School District,
GO (School Bonds)	4.00	6/15/28	420,000		452,865
Mount Greylock Regional School District,
GO (School Bonds)	4.00	6/15/29	745,000		798,990
Mount Greylock Regional School District,
GO (School Bonds)	4.00	6/15/30	315,000		336,379
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; AMBAC)	5.25	12/15/20	1,760,000		1,876,178
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	6/15/25	2,000,000		2,230,820
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; National Public Finance
Guarantee Corp.)	5.25	12/15/21	2,160,000		2,345,026
New Jersey Tobacco Settlement Financing
Corp.,
Revenue, Refunding, Ser. A	5.00	6/1/31	3,625,000		4,165,850
New York Liberty Development
Corporation,
Revenue (3 World Trade Center
Project)	5.00	11/15/44	2,250,000	[d]	2,392,470
New York Transportation Development
Corporation,
Special Facility Revenue (Delta Air
Lines-Laguardia Airport Terminals)	5.00	1/1/25	2,075,000		2,335,412

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Massachusetts - 97.3% (continued)
Plainville,
GO	4.00	10/15/30	1,210,000		1,329,887
The Commonwealth of Massachusetts,
GO	4.00	2/1/29	2,500,000		2,680,275
University of Massachusetts Building
Authority,
Revenue (University of Massachusetts)	5.00	11/1/34	2,200,000		2,597,826
Worcester,
GO, Refunding (Muni Purpose Loan)	5.00	1/15/29	1,690,000		1,973,582
					292,878,737
U.S. Related - 1.4%
Guam,
Business Privilege Tax Revenue	5.00	1/1/25	1,500,000		1,585,815
Guam,
Hotel Occupancy Tax Revenue	6.00	11/1/26	500,000		541,260
Guam,
LOR (Section 30) (Prerefunded)	5.63	12/1/19	1,000,000	[a]	1,055,740
Puerto Rico Commonwealth,
Public Improvement GO (Insured;
National Public Finance Guarantee
Corp.)	5.50	7/1/19	800,000		819,400
Puerto Rico Infrastructure Financing
Authority,
Special Tax Revenue	5.00	7/1/20	2,000,000	[e]	205,000
Puerto Rico Sales Tax Financing
Corporation,
Sales Tax Revenue (First Subordinate
Series)	0/6.25	8/1/19	750,000	[f]	195,143
					4,402,358
Total Long-Term Municipal Investments
(cost $297,552,267)					297,281,095

Short-Term Municipal Investments - 1.8%
Massachusetts - 1.8%
Massachusetts Development Finance
Agency,
Revenue (Partners HealthCare System
Issue) (LOC; U.S. Bank NA)	0.87	6/1/18	900,000	[g]	900,000
Massachusetts Health and Educational
Facilities Authority,
Revenue (Museum of Fine Arts Issue)
(Liquidity Facility; Wells Fargo Bank)	0.86	6/1/18	2,300,000	[g]	2,300,000

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Municipal Investments - 1.8% (continued)
Massachusetts - 1.8% (continued)
Massachusetts Health and Educational
Facilities Authority,
Revenue (The Henry Heywood
Memorial Hospital Issue) (LOC; TD
Bank)	0.90	6/1/18	2,200,000 [g]	2,200,000
Total Short-Term Municipal Investments
(cost $5,400,000)				5,400,000
Total Investments (cost $302,952,267)			100.5%	302,681,095
Liabilities, Less Cash and Receivables			(0.5%)	(1,560,344)
Net Assets			100.0%	301,120,751

LIBOR—London Interbank Offered Rate

[a]	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b]	Variable rate security—rate shown is the interest rate in effect at period end.
[c]	Security issued with a zero coupon. Income is recognized through the accretion of discount.
[d]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, these securities were valued at $6,389,590 or 2.12% of net assets.
[e]	Non-income producing—security in default.
[f]	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
[g]	The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may,but need not, be established by reference to one or more financial indices.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon Massachusetts Intermediate Municipal Bond Fund
May 31, 2018 (Unaudited)

	Number of		Notional		Unrealized
Description	Contracts	Expiration	Value ($)	Value ($)	Appreciation ($)
Futures Short
U.S. Treasury 5 Year
Notes	20	9/2018	(2,280,744)	(2,277,813)	2,931
Ultra 10 Year U. S.
Treasury Notes	76	9/2018	(9,754,314)	(9,754,125)	189
Gross Unrealized Appreciation					3,120

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Massachusetts Intermediate Municipal Bond Fund
May 31, 2018 (Unaudited)

The following is a summary of the inputs used as of May 31, 2018 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	302,681,095	-	302,681,095
Other Financial Instruments:
Futures††	3,120	-	-	3,120

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

NOTES

At May 31, 2018, accumulated net unrealized depreciation on investments was $271,172, consisting of $4,434,694 gross unrealized appreciation and $4,705,866 gross unrealized depreciation.

At May 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Mid Cap Multi-Strategy Fund
May 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.3%
Automobiles & Components - .7%
Adient	3,137		167,014
Aptiv	29,680		2,893,800
BorgWarner	98,817		4,820,293
Delphi Technologies	16,003		801,750
Gentex	84,095		2,020,803
Goodyear Tire & Rubber	53,335		1,302,974
Harley-Davidson	17,480		718,078
Lear	17,606		3,485,988
Thor Industries	12,105		1,120,923
Visteon	43,071	[a]	5,382,152
			22,713,775
Banks - 4.7%
Bank of the Ozarks	7,940		377,468
BOK Financial	11,415		1,152,344
CIT Group	50,255		2,509,232
Citizens Financial Group	30,475		1,244,904
Comerica	30,315		2,858,401
Cullen/Frost Bankers	15,365		1,755,144
East West Bancorp	531,517		36,929,801
Fifth Third Bancorp	303,405		9,278,125
First Horizon National	95,155		1,764,174
First Republic Bank	119,491		11,901,304
Huntington Bancshares	482,915		7,180,946
KeyCorp	452,735		8,801,168
M&T Bank	18,002		3,097,784
New York Community Bancorp	107,470		1,245,577
PacWest Bancorp	35,170		1,866,120
People's United Financial	76,030		1,399,712
Popular	33,565		1,518,481
Regions Financial	383,534		6,995,660
Signature Bank	74,226	[a]	9,463,073
SunTrust Banks	156,916		10,593,399
SVB Financial Group	86,337	[a]	26,948,368
TCF Financial	78,080		2,054,285
Zions Bancorporation	64,130		3,514,965
			154,450,435
Capital Goods - 9.5%
Acuity Brands	3,146		372,015
AECOM	53,200	[a]	1,755,600

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Capital Goods - 9.5% (continued)
Air Lease	94,971		4,217,662
Allegion	135,544		10,359,628
AMETEK	193,498		14,131,159
Arconic	134,492		2,373,784
Beacon Roofing Supply	142,693	[a]	5,978,837
BWX Technologies	106,421		7,102,538
Cummins	33,361		4,750,273
Curtiss-Wright	28,460		3,621,535
Donaldson	41,130		1,941,336
Dover	63,481		4,901,368
Eaton	56,670		4,339,789
EnerSys	35,533		2,839,442
Fastenal	164,366		8,749,202
Flowserve	10,690		441,925
Fluor	401,962		19,591,628
Fortune Brands Home & Security	162,449		9,124,760
Graco	76,630		3,479,002
Harris	42,354		6,373,006
HD Supply Holdings	9,690	[a]	394,674
Hubbell	17,487		1,883,175
Huntington Ingalls Industries	10,126		2,238,555
IDEX	114,198		15,836,979
Ingersoll-Rand	47,636		4,170,055
Jacobs Engineering Group	9,215		597,132
L3 Technologies	25,778		5,112,551
Lincoln Electric Holdings	16,185		1,450,176
Masco	186,295		6,943,215
MasTec	34,699	[a]	1,618,708
Mercury Systems	176,959	[a]	6,535,096
Middleby	60,273	[a]	6,004,396
MSC Industrial Direct, Cl. A	13,335		1,224,553
Nordson	20,995		2,637,602
nVent Electric	26,730		723,848
Orbital ATK	12,445		1,664,145
Owens Corning	28,985		1,832,432
PACCAR	193,565		12,045,550
Parker-Hannifin	43,133		7,371,430
Pentair	26,730		1,166,497
Quanta Services	130,738	[a]	4,707,875
Regal Beloit	3,150		250,268
Rockwell Automation	12,719		2,231,040
Rockwell Collins	23,475		3,228,047
Roper Technologies	105,326		29,047,858
Snap-on	60,278		8,910,294

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Capital Goods - 9.5% (continued)
Spirit AeroSystems Holdings, Cl. A	54,224		4,593,315
Stanley Black & Decker	25,616		3,566,772
Terex	26,455		1,047,089
Textron	111,904		7,450,568
Timken	79,720		3,770,756
TransDigm Group	8,180		2,733,020
United Rentals	18,545	[a]	2,959,226
W.W. Grainger	7,602		2,348,942
WABCO Holdings	73,961	[a]	8,944,104
Wabtec	19,895		1,939,961
Watsco	48,934		9,004,835
WESCO International	41,525	[a]	2,464,509
Xylem	176,660		12,436,864
			309,530,601
Commercial & Professional Services - 2.8%
Avery Dennison	17,365		1,823,846
Cintas	17,005		3,099,161
Copart	347,330	[a]	19,044,104
CoStar Group	68,687	[a]	26,184,858
IHS Markit	54,071	[a]	2,664,619
KAR Auction Services	21,135		1,115,294
ManpowerGroup	37,723		3,395,070
Republic Services	43,970		2,964,897
Robert Half International	79,768		5,079,626
Stericycle	8,160	[a]	518,160
Verisk Analytics	130,519	[a]	13,866,339
Waste Connections	159,760		12,282,349
			92,038,323
Consumer Durables & Apparel - 2.8%
Carter's	85,913		9,365,376
D.R. Horton	26,010		1,097,882
Garmin	22,545		1,354,729
Hanesbrands	51,240		934,105
Hasbro	150,505		13,056,309
Leggett & Platt	22,780		940,814
Lennar, Cl. A	16,500		853,710
Lennar, Cl. B	330		13,655
Lululemon Athletica	168,744	[a]	17,726,557
Mattel	570		8,846
Michael Kors Holdings	22,195	[a]	1,273,771
Mohawk Industries	1,835	[a]	374,413
Newell Brands	580,032		13,677,155
NVR	780	[a]	2,332,621
Polaris Industries	12,611		1,411,171

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Consumer Durables & Apparel - 2.8% (continued)
PulteGroup	151,013		4,568,143
PVH	56,857		9,097,120
Ralph Lauren	10,939		1,472,171
Skechers USA, Cl. A	22,611	[a]	657,076
Tapestry	33,095		1,446,913
Toll Brothers	45,290		1,788,502
TopBuild	6,003	[a]	503,952
Under Armour, Cl. A	273,778	[a]	5,721,960
Under Armour, Cl. C	24,910	[a]	471,297
Whirlpool	8,340		1,207,215
			91,355,463
Consumer Services - 2.2%
Aramark	54,045		2,098,027
Chipotle Mexican Grill	13,067	[a]	5,621,162
Darden Restaurants	22,040		1,926,516
Dunkin' Brands Group	15,355		983,181
Grand Canyon Education	55,960	[a]	6,217,156
Hilton Grand Vacations	13,786	[a]	548,131
Hilton Worldwide Holdings	19,703		1,590,229
Hyatt Hotels, Cl. A	9,770		798,502
ILG	8,080		276,659
Marriott International, Cl. A	28,440		3,849,638
MGM Resorts International	60,420		1,900,209
Norwegian Cruise Line Holdings	163,357	[a]	8,550,105
Royal Caribbean Cruises	20,180		2,118,496
Service Corporation International	52,230		1,916,319
Texas Roadhouse	130,488		8,086,341
Wyndham Worldwide	53,352		5,785,491
Wynn Resorts	95,190		18,658,192
Yum China Holdings	11,190		439,767
			71,364,121
Diversified Financials - 6.5%
Affiliated Managers Group	51,721		8,237,086
Ally Financial	458,174		11,752,163
Ameriprise Financial	22,290		3,090,063
Cboe Global Markets	74,586		7,276,610
Credit Acceptance	2,099	[a]	740,968
Discover Financial Services	140,144		10,351,036
Dun & Bradstreet	34,869		4,282,262
E*TRADE Financial	361,172	[a]	22,880,246
Eaton Vance	151,324		8,141,231
Equifax	17,235		1,964,101
H&R Block	37,435		1,027,591
Intercontinental Exchange	214,852		15,230,858

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Diversified Financials - 6.5% (continued)
Invesco	249,509		6,816,586
Jefferies Financial Group	788,698		17,256,712
Legg Mason	47,025		1,752,622
LPL Financial Holdings	22,080		1,518,442
Moody's	38,124		6,502,811
Nasdaq	23,680		2,175,245
Navient	305,428		4,217,961
Northern Trust	19,900		2,040,148
Principal Financial Group	44,000		2,455,200
Raymond James Financial	251,476		24,282,523
SLM	1,234,270	[a]	14,107,706
State Street	34,298		3,296,381
Synchrony Financial	489,808		16,962,051
T. Rowe Price Group	28,625		3,475,647
TD Ameritrade Holding	175,478		10,388,298
			212,222,548
Energy - 6.2%
Anadarko Petroleum	65,703		4,586,069
Andeavor	136,019		19,645,224
Antero Resources	38,520	[a]	736,117
Apache	50,900		2,036,000
Apergy	45,419		1,961,647
Baker Hughes	60,745		2,101,170
Cabot Oil & Gas	688,951		15,742,530
Cheniere Energy	56,385	[a]	3,756,369
Cimarex Energy	45,126		4,193,108
CNX Resources	75,810	[a]	1,225,090
Concho Resources	17,823	[a]	2,447,276
CONSOL Energy	9,476		417,513
Devon Energy	33,930		1,410,470
Diamondback Energy	43,565		5,260,909
Energen	82,287	[a]	5,582,350
Enerplus	101,838		1,243,442
EQT	159,999		8,246,348
Helmerich & Payne	164,871		10,944,137
Hess	21,185		1,279,998
HollyFrontier	30,210		2,331,608
Jagged Peak Energy	85,245	[a]	1,027,202
Marathon Oil	170,985		3,664,209
Marathon Petroleum	109,887		8,684,370
Murphy Oil	24,030		738,923
Nabors Industries	40,185		300,182
National Oilwell Varco	21,315		882,867
Newfield Exploration	38,340	[a]	1,121,062

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Energy - 6.2% (continued)
Noble Energy	32,805		1,171,139
ONEOK	51,145		3,486,043
Parsley Energy, Cl. A	582,706	[a]	17,178,173
PBF Energy, Cl. A	24,435		1,152,843
PDC Energy	195,004	[a]	11,795,792
Pioneer Natural Resources	112,391		21,702,702
Superior Energy Services	125,056	[a]	1,366,862
Targa Resources	54,450		2,647,903
TechnipFMC	226,918		7,068,496
Transocean	134,575	[a]	1,702,374
Valero Energy	111,946		13,567,855
Whiting Petroleum	13,700	[a]	718,154
Williams Cos.	123,635		3,320,836
World Fuel Services	8,350		174,348
WPX Energy	118,225	[a]	2,152,877
			200,772,587
Exchange-Traded Funds - 1.0%
iShares Russell Mid-Cap Growth ETF	234,778		29,657,157
SPDR S&P MidCap 400 ETF Trust	6,386		2,264,092
			31,921,249
Food & Staples Retailing - .2%
Casey's General Stores	2,321		224,673
Sysco	6,140		399,284
US Foods Holding	168,761	[a]	6,021,392
			6,645,349
Food, Beverage & Tobacco - 1.4%
Archer-Daniels-Midland	357,511		15,630,381
Brown-Forman, Cl. B	21,662		1,225,203
Bunge	22,055		1,533,925
Campbell Soup	3,715		124,973
Coca-Cola European Partners	94,764		3,598,189
Conagra Brands	51,890		1,923,043
Constellation Brands, Cl. A	7,293		1,626,922
Dr. Pepper Snapple Group	11,415		1,361,810
Hershey	12,140		1,093,086
Ingredion	19,837		2,209,643
J.M. Smucker	16,100		1,730,750
Kellogg	33,075		2,129,699
Lamb Weston Holdings	32,136		2,048,670
McCormick & Co.	19,335		1,952,835
Molson Coors Brewing, Cl. B	25,535		1,574,233
Monster Beverage	17,622	[a]	901,542
Nomad Foods	118,281	[a]	2,058,089
Pilgrim's Pride	18,420	[a]	359,006

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Food, Beverage & Tobacco - 1.4% (continued)
Pinnacle Foods	11,375		727,318
Post Holdings	4,730	[a]	363,595
TreeHouse Foods	6,010	[a]	287,939
Tyson Foods, Cl. A	39,385		2,657,306
			47,118,157
Health Care Equipment & Services - 8.3%
Abbott Laboratories	30,756		1,892,417
ABIOMED	80,329	[a]	30,616,595
Acadia Healthcare	5,520	[a]	221,849
Align Technology	89,224	[a]	29,617,907
Allscripts Healthcare Solutions	20,770	[a]	262,741
AmerisourceBergen	28,230		2,318,812
athenahealth	37,177	[a]	5,594,023
Boston Scientific	986,846	[a]	29,990,250
Cardinal Health	70,507		3,672,710
Centene	27,368	[a]	3,206,435
Cerner	123,343	[a]	7,361,110
Cooper	41,230		9,330,761
DaVita	70,684	[a]	4,724,519
DENTSPLY SIRONA	275,183		12,055,767
DexCom	118,859	[a]	10,458,403
Edwards Lifesciences	23,983	[a]	3,293,106
Henry Schein	115,944	[a]	8,023,325
Hill-Rom Holdings	14,955		1,375,860
Hologic	23,175	[a]	878,101
IDEXX Laboratories	56,374	[a]	11,737,631
Intuitive Surgical	10,707	[a]	4,921,687
Laboratory Corporation of America
Holdings	92,588	[a]	16,720,467
McKesson	49,613		7,042,069
Medidata Solutions	153,857	[a]	11,871,606
Patterson	25,015		523,314
Quest Diagnostics	25,140		2,678,164
ResMed	23,420		2,407,810
STERIS	110,082		11,430,915
Teleflex	19,530		5,217,635
Universal Health Services, Cl. B	31,880		3,665,562
Varex Imaging	8,468	[a]	312,977
Varian Medical Systems	80,872	[a]	9,532,383
Veeva Systems, Cl. A	16,395	[a]	1,268,317
WellCare Health Plans	5,460	[a]	1,210,318
Zimmer Biomet Holdings	139,073		15,508,030
			270,943,576

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Household & Personal Products - .5%
Church & Dwight	254,600		11,953,470
Clorox	15,458		1,867,790
Coty, Cl. A	26,600		352,450
Edgewell Personal Care	5,795	[a]	253,357
Energizer Holdings	17,164		1,042,541
Herbalife Nutrition	14,290	[a]	725,503
Nu Skin Enterprises, Cl. A	13,635		1,116,570
			17,311,681
Insurance - 2.7%
Alleghany	12,922		7,372,776
Allstate	62,103		5,805,388
Aon	65,484		9,159,247
Assurant	20,175		1,883,336
Assured Guaranty	22,780		808,462
Axis Capital Holdings	7,645		434,618
Cincinnati Financial	35,285		2,447,720
Everest Re Group	25,926		5,840,869
FNF Group	48,465		1,791,266
Hartford Financial Services Group	53,110		2,779,246
Lincoln National	36,155		2,396,715
Loews	134,129		6,554,884
Markel	1,630	[a]	1,788,240
Marsh & McLennan Cos.	24,945		2,004,830
MGIC Investment	548,095	[a]	5,694,707
Old Republic International	86,890		1,822,952
Progressive	61,690		3,830,332
Reinsurance Group of America	65,898		9,847,797
Torchmark	18,640		1,581,231
Unum Group	61,110		2,371,679
Validus Holdings	27,605		1,870,515
W.R. Berkley	89,785		6,865,859
XL Group	39,480		2,194,298
			87,146,967
Materials - 5.4%
Albemarle	19,155		1,790,418
Alcoa	8,822	[a]	424,074
Ashland Global Holdings	9,861		766,397
Axalta Coating Systems	31,520	[a]	980,587
Ball	34,470		1,273,667
Bemis	25,965		1,098,320
Berry Global Group	41,273	[a]	1,993,073
Celanese, Ser. A	22,210		2,507,953
Cemex, ADR	218,782	[a]	1,303,941
CF Industries Holdings	21,630		889,858

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Materials - 5.4% (continued)
Crown Holdings	49,242	[a]	2,134,148
Eagle Materials	180,803		19,595,429
Eastman Chemical	6,350		662,369
FMC	59,667		5,196,399
Freeport-McMoRan	1,008,751		17,047,892
GCP Applied Technologies	8,515	[a]	269,500
Graphic Packaging Holding	251,963		3,648,424
Huntsman	426,637		13,639,585
Ingevity	3,558	[a]	270,906
International Flavors & Fragrances	15,023		1,834,759
International Paper	48,355		2,586,993
LyondellBasell Industries, Cl. A	144,895		16,245,627
Martin Marietta Materials	12,683		2,826,660
Mosaic	126,146		3,467,754
Newmont Mining	322,246		12,545,037
Nucor	40,615		2,607,077
Nutrien	60,005		3,039,253
Olin	17,245		557,531
Packaging Corporation of America	122,576		14,402,680
Reliance Steel & Aluminum	23,920		2,238,194
Royal Gold	14,685		1,316,657
Sealed Air	29,410		1,281,100
Sherwin-Williams	2,924		1,108,927
Sonoco Products	26,190		1,339,095
Steel Dynamics	188,717		9,328,281
Valvoline	47,991		980,936
Vulcan Materials	123,456		15,770,269
W.R. Grace & Co.	8,521		610,018
WestRock	91,656		5,396,705
			174,976,493
Media - 1.3%
AMC Networks, Cl. A	13,250	[a]	757,503
Charter Communications, Cl. A	1,958	[a]	511,116
Cinemark Holdings	36,750		1,241,048
Discovery, Cl. C	91,358	[a]	1,806,148
Gannett	15,382		162,588
GCI Liberty, Cl. A	19,700	[a]	823,460
Interpublic Group of Companies	73,150		1,653,190
John Wiley & Sons, Cl. A	20,226		1,371,323
Liberty Broadband, Cl. A	2,552	[a]	174,276
Liberty Broadband, Cl. C	8,505	[a]	585,739
Liberty Media Corp-Liberty Braves, Cl. C	2,745	[a]	68,570
Liberty Media Corp-Liberty Formula
One, Cl. A	2,552	[a]	77,249

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Media - 1.3% (continued)
Liberty Media Corp-Liberty Formula
One, Cl. C	255,654	[a]	8,073,553
Liberty Media Corp-Liberty SiriusXM, Cl.
A	10,210	[a]	472,213
Liberty Media Corp-Liberty SiriusXM, Cl.
C	43,000	[a]	1,986,170
Lions Gate Entertainment, Cl. B	13,237		288,964
News Corp., Cl. A	103,150		1,550,345
Nielsen Holdings	377,994		11,404,079
Omnicom Group	42,773		3,083,078
Sinclair Broadcast Group, Cl. A	229,340		6,283,916
TEGNA	61,635		639,155
Viacom, Cl. B	17,660		478,586
			43,492,269
Pharmaceuticals, Biotechnology & Life Sciences - 4.8%
Agilent Technologies	141,558		8,765,271
Agios Phamaceuticals	8,136	[a]	760,716
Alexion Pharmaceuticals	116,665	[a]	13,548,306
Alkermes	165,771	[a]	7,824,391
Alnylam Pharmaceuticals	43,381	[a]	4,315,108
BioMarin Pharmaceutical	116,765	[a]	10,548,550
Bio-Techne	11,230		1,688,094
Bluebird Bio	24,902	[a]	4,458,703
Charles River Laboratories International	11,800	[a]	1,268,736
Exelixis	47,140	[a]	977,212
ICON	27,820	[a]	3,588,224
Illumina	17,607	[a]	4,796,851
Incyte	27,190	[a]	1,856,261
Ionis Pharmaceuticals	17,325	[a]	808,211
IQVIA Holdings	13,985	[a]	1,383,536
Jazz Pharmaceuticals	167,212	[a]	28,258,828
Ligand Pharmaceuticals	39,127	[a]	7,521,383
Mallinckrodt	36,026	[a]	607,038
Mettler-Toledo International	4,135	[a]	2,277,310
Mylan	305,468	[a]	11,748,299
Neurocrine Biosciences	78,121	[a]	7,519,927
Perrigo	17,676		1,293,176
PRA Health Sciences	92,810	[a]	7,879,569
QIAGEN	30,176	[a]	1,095,691
Sage Therapeutics	61,360	[a]	9,369,058
Seattle Genetics	65	[a]	3,932
TESARO	127,760	[a]	5,847,575
United Therapeutics	6,732	[a]	717,497
Waters	14,140	[a]	2,723,647

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 4.8%
(continued)
Zoetis	46,430		3,886,191
			157,337,291
Real Estate - 3.9%
AGNC Investment	29,755	[b]	559,989
American Homes 4 Rent, Cl. A	84,184	[b]	1,676,945
Annaly Capital Management	57,725	[b]	602,072
Apartment Investment & Management,
Cl. A	48,090	[b]	1,963,515
Apple Hospitality	8,460	[b]	160,994
AvalonBay Communities	17,065	[b]	2,824,940
Boston Properties	77,229	[b]	9,404,175
Brixmor Property Group	3,520	[b]	55,898
Camden Property Trust	27,220	[b]	2,395,360
CBRE Group, Cl. A	63,290	[a,b]	2,923,365
CoreCivic	12,839	[b]	276,295
Crown Castle International	17,445	[b]	1,816,897
CyrusOne	34,850	[b]	1,929,993
DCT Industrial Trust	42,513	[b]	2,768,872
DDR	29,045	[b]	441,194
Digital Realty Trust	37,268	[b]	4,005,565
Douglas Emmett	100,622	[b]	3,872,941
Duke Realty	156,569	[b]	4,402,720
EPR Properties	4,970	[b]	305,108
Equinix	24,081	[b]	9,556,545
Equity Commonwealth	58,545	[a,b]	1,821,335
Equity Lifestyle Properties	33,015	[b]	3,001,063
Equity Residential	67,073	[b]	4,292,001
Essex Property Trust	13,792	[b]	3,296,702
Extra Space Storage	28,165	[b]	2,710,881
Federal Realty Investment Trust	11,119	[b]	1,321,938
Forest City Realty Trust, Cl. A	55,930	[b]	1,139,294
Four Corners Property Trust	8,576	[b]	196,305
Gaming and Leisure Properties	15,730	[b]	552,123
GGP	13,880	[b]	281,486
HCP	77,735	[b]	1,863,308
Healthcare Trust of America, Cl. A	32,820	[b]	842,161
Hospitality Properties Trust	41,240	[b]	1,193,898
Host Hotels & Resorts	105,409	[b]	2,279,997
Iron Mountain	53,958	[b]	1,796,262
JBG SMITH Properties	11,210	[b]	413,537
Jones Lang LaSalle	8,438		1,381,807
Kilroy Realty	23,666	[b]	1,802,166
Kimco Realty	46,025	[b]	711,547

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Real Estate - 3.9% (continued)
Macerich	32,355	[b]	1,799,909
MFA Financial	158,945	[b]	1,236,592
Mid-America Apartment Communities	6,670	[b]	624,045
Omega Healthcare Investors	33,160	[b]	1,016,354
Park Hotels & Resorts	8,506	[b]	274,063
Prologis	57,060	[b]	3,671,811
Rayonier	46,864	[b]	1,821,604
Realty Income	62,015	[b]	3,305,399
Regency Centers	107,085	[b]	6,219,497
SBA Communications	17,347	[a,b]	2,742,040
SL Green Realty	75,077	[b]	7,321,509
Spirit Realty Capital	89,000	[b]	779,640
Starwood Property Trust	53,755	[b]	1,167,021
Two Harbors Investment	62,210	[b]	967,366
UDR	56,260	[b]	2,051,802
Uniti Group	12,880	[b]	270,094
Ventas	12,490	[b]	682,703
VEREIT	141,760	[b]	1,015,002
Vornado Realty Trust	25,240	[b]	1,759,480
Weingarten Realty Investors	36,185	[b]	1,060,944
Welltower	15,850	[b]	913,753
Weyerhaeuser	75,927	[b]	2,834,355
WP Carey	18,815	[b]	1,264,556
			127,640,733
Retailing - 3.7%
Advance Auto Parts	12,860		1,654,053
AutoNation	17,970	[a]	820,510
AutoZone	3,700	[a]	2,402,484
Bed Bath & Beyond	9,700		176,152
Best Buy	36,250		2,474,063
Burlington Stores	41,153	[a]	6,018,626
CarMax	25,000	[a]	1,723,000
Dick's Sporting Goods	12,315		450,729
Dillard's, Cl. A	8,883		723,343
Dollar General	29,430		2,574,536
Dollar Tree	143,843	[a]	11,879,993
eBay	125,465	[a]	4,732,540
Expedia Group	35,007		4,236,897
Foot Locker	30,885		1,666,863
GameStop, Cl. A	22,230		293,436
Gap	33,285		931,314
Genuine Parts	18,260		1,657,825
Kohl's	27,880		1,860,990
L Brands	52,135		1,767,898

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Retailing - 3.7% (continued)
Liberty Expedia Holdings, Cl. A	12,221	[a]	530,514
LKQ	404,405	[a]	12,847,947
Macy's	30,005		1,047,475
Murphy USA	14,322	[a]	956,137
Nordstrom	39,400		1,931,782
O'Reilly Automotive	49,338	[a]	13,292,151
Pool	67,938		9,709,699
Qurate Retail	67,655	[a]	1,375,426
Ross Stores	260,444		20,543,823
Tiffany & Co.	16,960		2,218,029
Tractor Supply	44,164		3,281,827
TripAdvisor	9,380	[a]	489,073
Ulta Beauty	8,805	[a]	2,174,043
Williams-Sonoma	20,935		1,159,171
			119,602,349
Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices	1,315,228	[a]	18,058,080
Analog Devices	30,871		3,000,044
Applied Materials	37,675		1,913,137
Cavium	132,190	[a]	11,052,406
Cypress Semiconductor	71,745		1,180,923
KLA-Tencor	37,101		4,200,946
Lam Research	21,200		4,201,416
Marvell Technology Group	215,755		4,647,363
Maxim Integrated Products	217,822		12,775,260
Microchip Technology	91,444		8,904,817
Micron Technology	61,645	[a]	3,550,136
NVIDIA	60,334		15,215,631
ON Semiconductor	60,449	[a]	1,519,083
Qorvo	44,311	[a]	3,555,958
Skyworks Solutions	222,817		21,971,984
Versum Materials	42,599		1,702,682
Xilinx	30,960		2,108,686
			119,558,552
Software & Services - 15.2%
Activision Blizzard	94,399		6,693,833
Akamai Technologies	16,890	[a]	1,273,168
Alliance Data Systems	19,258		4,059,972
Amdocs	90,752		6,122,130
ANSYS	88,440	[a]	14,398,032
Autodesk	28,790	[a]	3,716,789
Black Knight	14,860	[a]	751,916
Broadridge Financial Solutions	160,240		18,499,708
CA	31,425		1,123,130

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Software & Services - 15.2% (continued)
Cars.com	10,255		263,348
CDK Global	14,640		942,084
Citrix Systems	11,990	[a]	1,266,384
Cognizant Technology Solutions, Cl. A	19,438		1,464,653
CommVault Systems	63,725	[a]	4,355,604
Conduent	39,424	[a]	758,912
CoreLogic	21,925	[a]	1,149,528
DXC Technology	172,512		15,890,080
Electronic Arts	46,965	[a]	6,148,188
Fidelity National Information Services	282,318		28,858,546
First Data, Cl. A	811,543	[a]	15,419,317
Fiserv	275,592	[a]	20,007,979
FleetCor Technologies	10,138	[a]	2,021,010
Fortinet	228,350	[a]	13,970,453
Gartner	98,132	[a]	13,026,042
Global Payments	29,990		3,333,688
HubSpot	174,552	[a]	21,155,702
IAC/InterActiveCorp	34,612	[a]	5,369,706
Intuit	146,238		29,481,581
j2 Global	71,797		6,062,539
Jack Henry & Associates	24,220		3,028,953
Leidos Holdings	57,448		3,450,327
LogMeIn	117,156		12,641,132
NetEase, ADR	5,718		1,305,534
New Relic	94,420	[a]	9,592,128
Nuance Communications	786,538	[a]	10,626,128
Paychex	94,906		6,223,935
Proofpoint	91,442	[a]	10,688,655
RealPage	128,276	[a]	7,536,215
Red Hat	114,135	[a]	18,537,807
ServiceNow	98,130	[a]	17,428,869
Shopify, Cl. A	116,504	[a]	17,253,077
Splunk	138,172	[a]	15,310,839
Spotify Technology	34,974	[a]	5,515,750
Square, Cl. A	324,047	[a]	18,875,738
SS&C Technologies Holdings	397,759		20,249,911
Symantec	35,785		743,612
Tableau Software, Cl. A	13,962	[a]	1,380,423
Total System Services	37,190		3,168,216
Twilio, Cl. A	455,932	[a]	24,606,650
Twitter	270,401	[a]	9,382,915
Tyler Technologies	61,762	[a]	14,305,314
Ultimate Software Group	24,173	[a]	6,336,952
VeriSign	22,480	[a]	2,932,291

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Software & Services - 15.2% (continued)
Western Union	173,926		3,459,388
WEX	4,062	[a]	714,140
Workday, Cl. A	13,895	[a]	1,819,689
Worldpay, Cl. A	22,610	[a]	1,796,817
			496,495,427
Technology Hardware & Equipment - 5.4%
3D Systems	30,440	[a]	376,238
Amphenol, Cl. A	329,526		28,645,695
ARRIS International	16,185	[a]	409,157
Arrow Electronics	40,290	[a]	2,986,295
Avnet	64,260		2,449,591
Belden	29,909		1,652,771
CDW	7,325		586,366
Ciena	337,181	[a]	7,772,022
Cognex	84,103		3,844,348
CommScope Holding	26,465	[a]	775,954
EchoStar, Cl. A	15,595	[a]	733,589
F5 Networks	9,231	[a]	1,597,978
Flex	159,627	[a]	2,217,219
FLIR Systems	192,957		10,400,382
HP	233,107		5,135,347
Juniper Networks	55,900		1,489,176
Keysight Technologies	91,535	[a]	5,376,766
Lumentum Holdings	345,582	[a]	20,302,942
Motorola Solutions	25,235		2,708,725
National Instruments	178,820		7,442,488
NCR	23,405	[a]	704,491
NetApp	76,986		5,259,684
Palo Alto Networks	12,380	[a]	2,576,154
Teradata	147,608	[a]	5,885,131
Trimble	583,232	[a]	19,281,650
Viavi Solutions	270,400	[a]	2,571,504
Western Digital	52,662		4,397,804
Xerox	437,220		11,883,640
Zebra Technologies, Cl. A	104,834	[a]	16,093,067
			175,556,174
Telecommunication Services - .3%
CenturyLink	12,868		234,455
Sprint	116,415	[a]	598,373
TE Connectivity	67,499		6,282,807
Telephone & Data Systems	38,250		977,288
Zayo Group Holdings	68,170	[a]	2,372,316
			10,465,239

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Transportation - 2.4%
American Airlines Group	94,636		4,120,451
CH Robinson Worldwide	25,380		2,208,060
Copa Holdings, Cl. A	8,535		945,678
Delta Air Lines	61,954		3,348,614
Expeditors International of Washington	27,280		2,031,814
Genesee & Wyoming, Cl. A	11,790	[a]	920,917
J.B. Hunt Transport Services	217,164		27,818,708
JetBlue Airways	48,500	[a]	916,165
Kansas City Southern	18,870		2,021,921
Knight-Swift Transportation Holdings	248,628		10,114,187
Landstar System	15,410		1,747,494
Southwest Airlines	376,348		19,223,856
United Continental Holdings	34,750	[a]	2,418,253
			77,836,118
Utilities - 2.7%
AES	98,890		1,260,848
Alliant Energy	125,608		5,202,683
Ameren	53,545		3,169,329
American Water Works	27,465		2,283,440
Aqua America	52,070		1,806,829
Atmos Energy	19,940		1,778,847
CenterPoint Energy	75,485		1,972,423
CMS Energy	76,430		3,525,716
Consolidated Edison	22,755		1,745,991
DTE Energy	60,480		6,194,966
Edison International	103,550		6,436,668
Entergy	82,430		6,669,411
Eversource Energy	56,275		3,212,177
First Solar	16,565	[a]	1,119,960
Great Plains Energy	73,088		2,480,607
National Fuel Gas	6,840		360,058
NiSource	80,020		2,024,506
NRG Energy	65,635		2,246,686
OGE Energy	7,910		277,008
PG&E	37,136		1,609,103
Pinnacle West Capital	124,967		9,948,623
PPL	83,210		2,273,297
Public Service Enterprise Group	47,975		2,541,716
SCANA	16,620		603,306
Sempra Energy	22,455		2,392,131
Vectren	34,775		2,457,202
Vistra Energy	31,240	[a]	766,317
WEC Energy Group	33,840		2,136,996
Westar Energy	15,365		871,196

Description		Shares	Value ($)
Common Stocks - 98.3% (continued)
Utilities - 2.7% (continued)
Xcel Energy		204,350	9,302,012
			88,670,052
Total Common Stocks (cost $2,224,873,004)			3,207,165,529
		Number of
		Rights
Rights - .0%
Health Care Equipment & Services - .0%
Community Health Systems
(cost $2,051)		33,320 [a]	293
	7-Day
	Yield (%)
Other Investment - 1.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $54,577,676)	1.73	54,577,676 [c]	54,577,676
Total Investments (cost $2,279,452,731)		100.0%	3,261,743,498
Cash and Receivables (Net)		.0%	1,248,948
Net Assets		100.0%	3,262,992,446

ADR—American Depository Receipt
ETF—Exchange-Traded Fund

[a]	Non-income producing security.
[b]	Investment in real estate investment trust.
[c]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Mid Cap Multi-Strategy Fund
May 31, 2018 (Unaudited)

The following is a summary of the inputs used as of May 31, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	3,098,610,246	-	-	3,098,610,246
Equity Securities—
Foreign Common
Stocks†	76,634,034	-	-	76,634,034
Exchange-Traded
Funds	31,921,249	-	-	31,921,249
Registered Investment
Company	54,577,676	-	-	54,577,676
Rights†	293	-	-	293

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2018, accumulated net unrealized appreciation on investments was $982,290,767, consisting of $1,017,015,056 gross unrealized appreciation and $34,724,289 gross unrealized depreciation.

At May 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Municipal Opportunities Fund
May 31, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - .4%
Health Care - .4%
Partners Healthcare System,
Gtd. Bonds
(cost $5,000,000)	3.77	7/1/48	5,000,000		4,581,238

Long-Term Municipal Investments - 103.0%
Alabama - .1%
Tuscaloosa Public Educational Building
Authority,
Student Housing Revenue (Ridgecrest
Student Housing, LLC University of
Alabama Ridgecrest Residential
Project) (Insured; Assured Guaranty
Corp.) (Prerefunded)	6.75	7/1/18	1,100,000	[a]	1,104,290
Arizona - .7%
Arizona Health Facilities Authority,
HR (Phoenix Children's Hospital)	5.00	2/1/42	6,000,000		6,350,640
University Medical Center Corporation,
HR (Prerefunded)	6.00	7/1/21	2,500,000	[a]	2,792,775
					9,143,415
Arkansas - .6%
University of Arkansas,
Revenue	5.00	11/1/42	5,990,000		6,981,585
California - 16.3%
Alameda Corridor Transportation
Authority,
Second Subordinate Lien Revenue	5.00	10/1/35	2,500,000		2,805,125
Alameda Corridor Transportation
Authority,
Second Subordinate Lien Revenue
(Insured; Assured Guaranty Municipal
Corp.)	4.00	10/1/35	1,500,000		1,575,840
Alameda Corridor Transportation
Authority,
Second Subordinate Lien Revenue
(Insured; Assured Guaranty Municipal
Corp.)	4.00	10/1/37	1,000,000		1,044,620
Anaheim Public Financing Authority,
LR (Anaheim Convention Center
Expansion Project)	5.00	5/1/46	2,000,000		2,239,180
Bay Area Toll Authority,
Toll Bridge Revenue, Refunding (San
Francisco Bay Area Subordinate Toll
Bridge)	4.00	4/1/47	5,000,000		5,262,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 103.0% (continued)
California - 16.3% (continued)
California,
GO, Refunding	4.60	4/1/38	12,000,000		12,559,200
California Communities Development
Authority,
Revenue, Refunding (Front Porch
Communities & Services)	4.00	4/1/42	1,600,000		1,635,792
California Communities Development
Authority,
Revenue, Refunding (Front Porch
Communities & Services)	5.00	4/1/47	1,500,000		1,682,805
California Education Facilities Authority,
Revenue (Loma Linda University)	5.00	4/1/42	2,000,000		2,251,860
California Education Facilities Authority,
Revenue (Loma Linda University)	5.00	4/1/47	2,500,000		2,804,675
California Health Facilities Financing
Authority,
Revenue (Children's Hospital)	5.00	8/15/47	1,000,000		1,121,220
California Health Facilities Financing
Authority,
Revenue (Kaiser Permanente)	4.00	11/1/44	12,000,000		12,526,080
California Health Facilities Financing
Authority,
Revenue (Lucie Salter Packard
Children's Hospital at Sanford)	5.00	7/1/37	590,000	[b]	660,723
California Health Facilities Financing
Authority,
Revenue (Lucie Salter Packard
Children's Hospital at Sanford)	5.00	7/1/47	870,000	[b]	966,405
California Health Facilities Financing
Authority,
Revenue (Lucie Salter Packard
Children's Hospital at Sanford)	5.00	11/15/56	7,500,000		8,553,600
California Health Facilities Financing
Authority,
Revenue (Providence Health and
Services) (Prerefunded)	6.50	10/1/18	10,000	[a]	10,164
California Health Facilities Financing
Authority,
Revenue (Saint Joseph Health System)	5.00	7/1/37	2,270,000		2,536,566
California Health Facilities Financing
Authority,
Revenue (Sutter Health)	4.00	11/15/48	5,000,000		5,138,700
California Infrastructure and Economic
Development Bank,
Revenue (The J. David Gladstone
Institutes Project)	5.25	10/1/34	900,000		979,362
California Municipal Finance Authority,
Revenue (Community Medical Centers)	5.00	2/1/42	1,000,000		1,106,440

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 103.0% (continued)
California - 16.3% (continued)
California Municipal Finance Authority,
Revenue (Emerson College Issue)
(Prerefunded)	6.00	1/1/22	6,000,000	[a]	6,873,120
California Municipal Finance Authority,
Revenue (NorthBay Healthcare Group)	5.25	11/1/41	1,200,000		1,328,748
California Municipal Finance Authority,
Revenue (NorthBay Healthcare Group)	5.25	11/1/47	700,000		770,854
California Municipal Finance Authority,
Revenue (Southwestern Law School)	6.50	11/1/31	300,000		337,605
California Municipal Finance Authority,
Student Housing Revenue (Bowles Hall
Foundation)	5.00	6/1/35	600,000		656,166
California Municipal Finance Authority,
Student Housing Revenue (Bowles Hall
Foundation)	5.00	6/1/50	2,750,000		2,980,807
California School Finance Authority,
Charter School Revenue (Summit Public
Schools)	5.00	6/1/47	1,500,000	[b]	1,633,620
California State Public Works Board,
LR (Judicial Council of California)
(Various Judicial Council Projects)	5.00	12/1/31	2,000,000		2,192,160
California State University Trustees,
Systemwide Revenue	4.00	11/1/45	500,000		524,175
California Statewide Communities
Development Authority,
Mortgage Revenue (Methodist Hospital
of Southern California Project)
(Collateralized; FHA) (Prerefunded)	6.75	8/1/19	2,230,000	[a]	2,362,551
California Statewide Communities
Development Authority,
Revenue (Loma Linda University
Medical Center)	5.00	12/1/36	2,500,000	[b]	2,703,300
California Statewide Communities
Development Authority,
Revenue (Loma Linda University
Medical Center)	5.00	12/1/41	2,500,000	[b]	2,681,925
California Statewide Communities
Development Authority,
Revenue (Sutter Health) (Prerefunded)	6.00	8/15/20	6,000,000	[a]	6,563,460
California Statewide Communities
Development Authority,
Revenue (University of California,
Irvine East Campus Apartments)	5.00	5/15/40	2,000,000		2,241,880
California Statewide Communities
Development Authority,
Student Housing Revenue (University
of California, Irvine East Campus
Apartments, Phase 1 Refunding- CHF -
Irvine, L.L. C. )	5.38	5/15/38	1,900,000		2,031,879

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 103.0% (continued)
California - 16.3% (continued)
Capistrano Unified School District
Community Facilities District Number
90-2,
Special Tax Bonds (Improvement Area
Number 2002-1) (Insured; Assured
Guaranty Municipal Corp.)	5.00	9/1/32	4,000,000		4,452,920
Foothill Eastern Transportation Corridor
Agency,
Toll Road Revenue, Refunding	3.95	1/15/53	750,000		755,123
Galt Redevelopment Agency,
Tax Allocation Revenue (Galt
Redevelopment Project)	7.38	9/1/33	2,000,000		2,312,500
Golden State Tobacco Securitization
Corporation,
Revenue	5.00	6/1/28	3,000,000		3,454,470
Golden State Tobacco Securitization
Corporation,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/29	3,000,000		3,434,160
Grant Joint Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/29	2,080,000	[c]	1,434,139
Grant Joint Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	2/1/33	4,380,000	[c]	2,611,181
Irvine Reassessment District Number 12-
1,
Limited Obligation Improvement Bonds	4.00	9/2/29	1,000,000		1,039,540
Long Beach,
Marina Revenue (Alamitos Bay Marina
Project)	5.00	5/15/40	2,500,000		2,760,250
Long Beach,
Marina Revenue (Alamitos Bay Marina
Project)	5.00	5/15/45	2,000,000		2,196,480
Los Angeles County Public Works
Financing Authority,
LR (Multiple Capital Projects)	5.00	12/1/34	1,000,000		1,142,510
Los Angeles County Public Works
Financing Authority,
LR (Multiple Capital Projects)	5.00	12/1/39	1,000,000		1,134,200
New Haven Unified School District,
GO (Insured; Assured Guaranty Corp.)	0.00	8/1/32	2,500,000	[c]	1,542,475
Northern California Gas Authority
Number 1,
Gas Project Revenue, 3 Month LIBOR +
.72%	2.27	7/1/27	660,000	[d]	646,991
Palomar Health,
Revenue	5.00	11/1/39	1,000,000		1,082,650

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 103.0% (continued)
California - 16.3% (continued)
Riverside County Transportation
Commission,
Sales Tax Revenue (Prerefunded)	5.25	6/1/23	3,500,000	[a]	4,077,640
Riverside County Transportation
Commission,
Sales Tax Revenue (Prerefunded)	5.25	6/1/23	2,000,000	[a]	2,330,080
Riverside County Transportation
Commission,
Sales Tax Revenue (Prerefunded)	5.25	6/1/23	2,000,000	[a]	2,330,080
Riverside County Transportation
Commission,
Senior Lien Toll Revenue	5.75	6/1/44	2,000,000		2,223,800
Riverside County Transportation
Commission,
Senior Lien Toll Revenue	5.75	6/1/48	5,000,000		5,549,800
San Diego County Regional Airport
Authority,
Revenue	5.00	7/1/42	1,000,000		1,139,930
San Diego Unified School District,
GO	0.00	7/1/25	4,000,000	[c]	3,329,520
San Diego Unified School District,
GO (Dedicated Unlimited Ad Valorem
Property Tax Bonds)	4.00	7/1/35	2,205,000		2,346,032
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission Bay
South Public Improvements)	0.00	8/1/38	2,000,000	[c]	683,580
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission Bay
South Public Improvements)	0.00	8/1/43	7,835,000	[c]	1,979,904
San Francisco City and County
Redevelopment Financing Authority,
Tax Allocation Revenue (San Francisco
Redevelopment Projects)
(Prerefunded)	6.63	2/1/21	1,250,000	[a]	1,409,662
San Joaquin Hills Transportation Corridor
Agency,
Senior Lien Toll Road Revenue	5.00	1/15/50	5,000,000		5,436,150
San Jose Airport,
Revenue	5.00	3/1/47	1,500,000		1,694,145
Sierra Joint Community College District
School Facilities Improvement District
#2,
GO (Capital Appreciation-Western
Nevada) (Insured; National Public
Finance Guarantee Corporation)	0.00	8/1/30	3,020,000	[c]	2,038,258

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 103.0% (continued)
California - 16.3% (continued)
Sierra Joint Community College District
School Facilities Improvement District
#2,
GO (Capital Appreciation-Western
Nevada) (Insured; National Public
Finance Guarantee Corporation)	0.00	8/1/31	5,330,000	[c]	3,451,441
South Bayside Waste Management
Authority,
Solid Waste Enterprise Revenue
(Shoreway Environmental Center)	6.00	9/1/36	1,000,000		1,049,660
Tender Option Bond Trust Receipts
(Series 2016-XM0427) Non-recourse,
5/15/26,
(Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport))	5.25	12/19/19	10,000,000	[b,e]	10,687,950
University of California,
Revenue, Refunding (Limited Project)	5.00	5/15/37	7,325,000		8,058,379
University of California,
Revenue, Refunding (Limited Project)
(Prerefunded)	5.00	5/15/22	7,280,000	[a]	8,178,498
					201,336,705
Colorado - .3%
Colorado Health Facilities Authority,
Hospital Revenue, Refunding
(Evangelical Lutheran Good Samaritan
Society Project)	5.00	6/1/47	2,500,000		2,738,650
Colorado Health Facilities Authority,
Revenue (Catholic Health Initiatives)	6.00	10/1/23	500,000		506,425
					3,245,075
Delaware - 1.4%
Delaware Health Facilities Authority,
Revenue, Refunding (Bayhealth Medical
Center Project)	4.00	7/1/43	2,000,000		2,045,840
Kent County Student Housing and Dining
Facility,
Revenue (Delaware State University
Project)	5.00	7/1/40	750,000		822,915
Kent County Student Housing and Dining
Facility,
Revenue (Delaware State University
Project)	5.00	7/1/48	1,000,000		1,090,500
Tender Option Bond Trust Receipts
(Series 2016-XM0431) Non-recourse,
11/1/43,
University of Delaware, Revenue)	5.00	5/1/21	12,230,000	[b,e]	13,498,768
					17,458,023

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 103.0% (continued)
District of Columbia - 1.8%
District of Columbia,
Revenue (Friendship Public Charter
School, Inc. Issue)	5.00	6/1/32	3,500,000		3,752,525
District of Columbia,
Revenue (Knowledge is Power
Program, District of Columbia Issue)
(Prerefunded)	6.00	7/1/23	1,450,000	[a]	1,718,554
District of Columbia,
Revenue (Knowledge is Power
Program, District of Columbia Issue)
(Prerefunded)	6.00	7/1/23	1,700,000	[a]	2,014,857
District of Columbia,
Revenue (Knowledge is Power
Program, District of Columbia Issue)
(Prerefunded)	6.00	7/1/23	1,100,000	[a]	1,303,731
District of Columbia,
Revenue, Refunding (Kipp DC Issue)	5.00	7/1/48	5,000,000		5,541,200
District of Columbia,
Revenue, Refunding (Kipp DC Project)	5.00	7/1/42	4,000,000		4,453,480
Metropolitan Washington Airports
Authority,
Dulles Toll Road Revenue (Dulles
Metrorail and Capital Improvement
Projects) (Insured; Assured Guaranty
Corp.)	0.00	10/1/36	6,275,000	[c]	3,042,245
					21,826,592
Florida - 4.4%
Cape Coral Water and Sewer,
Revenue, Refunding	4.00	10/1/42	8,315,000		8,576,174
Collier County Health Facilities Authority,
Residential Care Facility Revenue (The
Moorings Inc.)	5.00	5/1/45	2,500,000		2,747,600
Higher Educational Facilities Financing
Authority,
Revenue (The University of Tampa
Project)	5.25	4/1/42	1,100,000		1,202,080
Jacksonville,
Better Jacksonville Sales Tax Revenue	5.00	10/1/30	750,000		824,445
Miami Beach Redevelopment Agency,
Tax Increment Revenue (City
Center/Historic Convention Village)
(Insured; Assured Guaranty Municipal
Corp.)	5.00	2/1/40	7,545,000		8,470,696
Miami-Dade County,
Aviation Revenue (Miami International
Airport)	5.50	10/1/41	1,200,000		1,291,500
Miami-Dade County,
Seaport Revenue	5.50	10/1/42	14,145,000		15,821,041

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 103.0% (continued)
Florida - 4.4% (continued)
Miami-Dade County Expressway
Authority,
Toll System Revenue	5.00	7/1/40	1,050,000	1,104,915
Miami-Dade County Health Facilities
Authority,
Hospital Revenue (Nicklaus Children’s
Hospital)	4.00	8/1/42	2,650,000	2,694,679
Miami-Dade County Health Facilities
Authority,
Hospital Revenue (Nicklaus Children’s
Hospital)	5.00	8/1/42	4,000,000	4,496,520
Miami-Dade County Health Facilities
Authority,
Hospital Revenue (Nicklaus Children’s
Hospital)	5.00	8/1/47	1,125,000	1,259,944
Orange County Health Facilities
Authority,
HR (Orlando Health, Inc.)	5.00	10/1/42	5,000,000	5,418,850
				53,908,444
Georgia - .5%
Atlanta Development Authority,
Senior Lien Revenue (New Downtown
Atlanta Stadium Project)	5.25	7/1/44	1,500,000	1,722,945
Atlanta Development Authority Senior
Health Care Facilities,
Revenue (Georgia Proton Treatment
Center Project)	6.75	1/1/35	2,500,000	2,441,475
Atlanta Development Authority Senior
Health Care Facilities,
Revenue (Georgia Proton Treatment
Center Project)	7.00	1/1/40	2,500,000	2,477,850
				6,642,270
Hawaii - 3.1%
Hawaii Department of Budget and
Finance,
Special Purpose Revenue (Hawaiian
Electric Company, Inc. and Subsidiary
Projects)	6.50	7/1/39	6,000,000	6,282,300
Hawaii Department of Budget and
Finance,
Special Purpose Revenue (The Queen's
Health Systems)	5.00	7/1/35	7,000,000	7,900,620
Hawaii Department of Budget and
Finance,
Special Purpose Senior Living Revenue
(Kahala Nui)	5.13	11/15/32	1,000,000	1,108,040

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 103.0% (continued)
Hawaii - 3.1% (continued)
Hawaii Department of Budget and
Finance,
Special Purpose Senior Living Revenue
(Kahala Nui)	5.25	11/15/37	1,000,000		1,107,050
Tender Option Bond Trust Receipts
(Series 2016-XM0429) Non-recourse,
12/1/24,
(Hawaii, GO)	5.00	12/1/19	20,000,000	[b,e]	21,991,662
					38,389,672
Idaho - .5%
Idaho Health Facilities Authority,
Hospital Revenue, Refunding (Trinity
Health Credit Group)	5.00	12/1/47	1,500,000		1,707,660
Idaho Health Facilities Authority,
Revenue (Trinity Health Credit Group)	5.00	12/1/32	3,900,000		4,274,439
					5,982,099
Illinois - 12.0%
Board of Education of Chicago,
GO	5.00	12/1/26	1,170,000		1,315,326
Board of Education of Chicago Unlimited
Tax,
GO	6.75	12/1/30	7,500,000	[b]	8,900,400
Board of Education of Chicago Unlimited
Tax,
GO	7.00	12/1/42	10,000,000	[b]	11,965,300
Board of Education of Chicago Unlimited
Tax,
GO	7.00	12/1/46	5,000,000	[b]	5,961,250
Chicago,
Customer Facility Charge Senior Lien
Revenue (Chicago O'Hare International
Airport) (Insured; Assured Guaranty
Municipal Corp.)	5.50	1/1/43	4,000,000		4,477,080
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/31	15,000,000		16,853,850
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/41	6,800,000		7,598,048
Chicago,
GO	5.50	1/1/40	5,000,000		5,313,800
Chicago,
GO	5.50	1/1/42	1,750,000		1,857,782
Chicago,
GO	5.50	1/1/42	1,250,000		1,326,987
Chicago,
GO	7.75	1/1/42	7,480,000		8,108,844

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 103.0% (continued)
Illinois - 12.0% (continued)
Chicago,
GO (Project and Refunding Series)	5.00	1/1/35	5,000,000	5,174,200
Chicago Board of Education,
Dedicated Capital Improvement Tax
Bonds	6.00	4/1/46	1,500,000	1,760,730
Chicago Board of Education,
GO	5.00	12/1/46	2,500,000	2,539,650
Chicago Board of Education,
GO (Dedicated Revenues)	6.50	12/1/46	4,500,000	5,125,950
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues)	7.00	12/1/44	2,500,000	2,900,650
Chicago Board of Education Dedicated
Capital Improvement,
Special Tax	5.00	4/1/42	1,700,000	1,835,762
Chicago Board of Education Dedicated
Capital Improvement,
Special Tax Revenue	5.00	4/1/46	1,600,000	1,722,832
Chicago O'Hare International Airport,
Revenue	5.00	1/1/33	9,925,000	11,082,453
Chicago O'Hare International Airport,
Revenue (General Airport Third Lien)	5.75	1/1/39	415,000	450,375
Detroit Michigan Financial Recovery,
GO	4.00	4/1/44	3,000,000	2,392,170
Illinois,
GO	5.50	7/1/33	2,500,000	2,647,075
Illinois,
GO	5.50	7/1/38	12,500,000	13,177,000
Illinois Finance Authority,
Revenue (Benedictine University
Project)	6.25	10/1/33	2,760,000	2,961,149
Illinois Finance Authority,
Revenue (Franciscan Communities,
Inc.)	5.25	5/15/47	4,250,000	4,492,080
Illinois Finance Authority,
Revenue (Franciscan Community Inc.)	5.00	5/15/37	3,000,000	3,243,900
Illinois Finance Authority,
Revenue (Lutheran Home and Services
Obligated Group)	5.63	5/15/42	3,000,000	3,153,930
Illinois Finance Authority,
Revenue (Rehabilitation Institute of
Chicago)	5.50	7/1/28	1,560,000	1,745,406
Illinois Finance Authority,
Revenue (Rehabilitation Institute of
Chicago)	6.50	7/1/34	2,140,000	2,145,650

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 103.0% (continued)
Illinois - 12.0% (continued)
Illinois Finance Authority,
Revenue (Rehabilitation Institute of
Chicago)	6.00	7/1/43	5,000,000		5,583,850
					147,813,479
Indiana - .7%
Allen County,
EDR (StoryPoint Fort Wayne Project)	6.75	1/15/43	750,000	[b]	805,598
Allen County,
EDR (StoryPoint Fort Wayne Project)	6.88	1/15/52	1,250,000	[b]	1,345,262
Indiana Finance Authority,
Lease Appropriation Revenue (Stadium
Project)	5.25	2/1/35	5,000,000		5,814,100
					7,964,960
Kentucky - 1.0%
Kentucky Economic Development
Finance Authority,
Revenue, Refunding (Louisville Arena
Project) (Insured; Assured Guaranty
Municipal Corporation)	5.00	12/1/45	4,000,000		4,413,000
Kentucky Economic Development
Finance Authority,
Revenue, Refunding (Louisville Arena
Project) (Insured; Assured Guaranty
Municipal Corporation)	5.00	12/1/47	3,500,000		3,808,980
Kentucky Public Transportation
Infrastructure Authority,
First Tier Toll Revenue (Downtown
Crossing Project)	5.75	7/1/49	3,000,000		3,295,200
Kentucky State Property and Buildings
Commission,
Revenue (Project Number 90)
(Prerefunded)	5.38	11/1/18	165,000	[a]	167,521
					11,684,701
Louisiana - .7%
Jefferson Parish Hospital Service District
Number 2,
HR (East Jefferson General Hospital)	6.25	7/1/31	5,000,000		5,183,050
Louisiana Public Facilities Authority,
Revenue (CHRISTUS Health Obligated
Group)	6.00	7/1/29	1,000,000		1,046,590
Louisiana Public Facilities Authority,
Revenue (Loyola University Project)	0/5.70	10/1/46	2,500,000	[f]	2,199,675
New Orleans,
Water Revenue	5.00	12/1/34	500,000		557,030
					8,986,345

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 103.0% (continued)
Maine - 1.5%
Maine Finance Authority,
Solid Waste Disposal Revenue (Coastal
Resources of Maine LLL Project-Green
Bond)	5.38	12/15/33	4,500,000	[b]	4,699,485
Maine Health and Higher Educational
Facilities Authority,
Revenue (MaineGeneral Medical Center
Issue)	6.00	7/1/26	825,000		872,264
Maine Health and Higher Educational
Facilities Authority,
Revenue (MaineGeneral Medical Center
Issue)	6.75	7/1/41	2,725,000		2,959,432
Maine Health and Higher Educational
Facilities Authority,
Revenue (MaineGeneral Medical Center
Issue)	7.00	7/1/41	4,240,000		4,655,944
Maine Health and Higher Educational
Facilities Authority,
Revenue, Refunding (Bowdoin College)	5.00	7/1/38	5,000,000		5,819,400
					19,006,525
Maryland - 2.0%
Maryland,
GO (State and Local Facilities Loan)
(Prerefunded)	4.00	3/15/20	20,000,000	[a]	20,770,800
Maryland Health and Higher Educational
Facilities Authority,
Revenue (Anne Arundel Health System
Issue) (Prerefunded)	6.75	7/1/19	2,000,000	[a]	2,104,240
Maryland Health and Higher Educational
Facilities Authority,
Revenue (University of Maryland
Medical System Issue) (Prerefunded)	5.13	7/1/19	250,000	[a]	258,863
Maryland Health and Higher Educational
Facilities Authority,
Revenue, Refunding (Lifebridge Health)	4.00	7/1/42	2,000,000		2,062,980
					25,196,883
Massachusetts - 6.9%
Massachusetts Development Finance
Agency,
HR (Cape Cod Healthcare Obligated
Group Issue)	5.25	11/15/41	4,370,000		4,832,914
Massachusetts Development Finance
Agency,
Revenue (Bentley University Issue)	5.00	7/1/40	5,500,000		6,245,525
Massachusetts Development Finance
Agency,
Revenue (Berklee College of Music
Issue)	5.00	10/1/39	5,000,000		5,743,550

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 103.0% (continued)
Massachusetts - 6.9% (continued)
Massachusetts Development Finance
Agency,
Revenue (Dana-Farber Cancer Institute
Issue)	5.00	12/1/41	3,000,000		3,403,530
Massachusetts Development Finance
Agency,
Revenue (Emerson College Issue)	5.25	1/1/42	5,500,000		6,142,785
Massachusetts Development Finance
Agency,
Revenue (Emmanuel College Issue)
(Green Bonds)	5.00	10/1/43	4,260,000		4,637,564
Massachusetts Development Finance
Agency,
Revenue (Green Bond-Boston Medical
Center Issue)	4.00	7/1/47	2,100,000		2,115,876
Massachusetts Development Finance
Agency,
Revenue (SABIS International Charter
School Issue)	5.00	4/15/40	1,500,000		1,600,320
Massachusetts Development Finance
Agency,
Revenue (Simmons College Issue)	5.00	10/1/36	2,115,000		2,322,630
Massachusetts Development Finance
Agency,
Revenue (Wentworth Institute of
Technology Issue)	5.00	10/1/46	2,015,000		2,204,128
Massachusetts Development Finance
Agency,
Revenue, Refunding	7.25	1/1/32	1,240,000		1,399,898
Massachusetts Development Finance
Agency,
Revenue, Refunding (Emerson College)	5.00	1/1/40	1,000,000		1,109,090
Massachusetts Development Finance
Agency,
Revenue, Refunding (NewBridge
Charles)	5.00	10/1/37	1,000,000	[b]	1,078,760
Massachusetts Development Finance
Agency,
Revenue, Refunding (NewBridge
Charles)	5.00	10/1/47	1,000,000	[b]	1,069,910
Massachusetts Development Finance
Agency,
Revenue, Refunding (NewBridge
Charles)	5.00	10/1/57	2,000,000	[b]	2,115,960
Massachusetts Development Finance
Agency,
Revenue, Refunding (Partners
Healthcare System Issue)	4.00	7/1/41	10,000,000		10,313,100

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 103.0% (continued)
Massachusetts - 6.9% (continued)
Massachusetts Development Finance
Agency,
Revenue, Refunding (Tufts Medical
Center Issue)	6.75	1/1/36	470,000		524,873
Massachusetts Development Finance
Agency,
Revenue, Refunding (Tufts Medical
Center Issue)	6.88	1/1/41	400,000		447,944
Massachusetts Health and Educational
Facilities Authority,
Revenue (Simmons College Issue)
(Prerefunded)	7.50	10/1/18	205,000	[a]	208,909
Massachusetts Health and Educational
Facilities Authority,
Revenue (Simmons College Issue)
(Prerefunded)	7.50	10/1/18	295,000	[a]	300,626
Massachusetts Water Pollution
Abatement Trust,
Water Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	50,000		50,163
Tender Option Bond Trust Receipts
(Series 2016-XM0428) Non-recourse,
4/1/23,
(Massachusetts, GO (Consolidated
Loan))	5.00	4/1/19	15,000,000	[b,e]	16,232,700
Tender Option Bond Trust Receipts
(Series 2016-XM0430) Non-recourse,
8/15/30,
(Massachusetts School Building
Authority, Senior Dedicated Sales Tax
Revenue)	5.00	8/15/20	10,000,000	[b,e]	11,052,659
					85,153,414
Michigan - 1.9%
Michigan Building Authority,
Revenue (Facilities Program)	5.38	10/15/41	3,000,000		3,300,990
Michigan Finance Authority,
Hospital Revenue, Refunding (Trinity
Health Credit Group)	4.00	12/1/36	5,250,000		5,451,810
Michigan Finance Authority,
HR (Beaumont Health Credit Group)	5.00	8/1/32	2,000,000		2,238,820
Michigan Finance Authority,
HR (Trinity Health Credit Group)	5.00	12/1/38	6,475,000		7,055,419
Wayne County Building Authority,
Revenue (Build America Bonds)	10.00	12/1/40	5,000,000		5,653,900
					23,700,939

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 103.0% (continued)
Minnesota - 2.4%
Tender Option Bond Trust Receipts
(Series 2016-XM0425) Non-recourse,
8/1/23,
(Minnesota, GO (Various Purpose))	5.00	8/1/18	17,125,000	[b,e]	18,264,145
Tender Option Bond Trust Receipts
(Series 2016-XM0426) Non-recourse,
8/1/20,
(Minnesota, GO (Various Purpose))	5.00	8/1/18	10,000,000	[b,e]	10,677,400
					28,941,545
Mississippi - .3%
Mississippi Development Bank,
Special Obligation Revenue (Jackson,
Water and Sewer System Revenue
Bond Project) (Insured; Assured
Guaranty Municipal Corp.)	6.88	12/1/40	1,625,000		1,971,889
Warren County,
Gulf Opportunity Zone Revenue
(International Paper Company
Projects)	5.80	5/1/34	1,500,000		1,609,980
					3,581,869
Nevada - .6%
Director of Nevada Department of
Business & Industry Environment,
Revenue (Fulcrum Sierra Biofuels LLC
Project)	6.25	12/15/37	5,000,000	[b]	5,449,350
Director of Nevada Department of
Business and Industry Environment
Improvement,
Revenue, (Fulcrum Sierra Biofuels LLC
Project-Green Bond)	5.13	12/15/37	1,500,000	[b]	1,502,775
					6,952,125
New Hampshire - 1.0%
New Hampshire Business Finance
Authority,
PCR (Public Service Company of New
Hampshire Project) (Insured; National
Public Finance Guarantee Corp.)
Auction-Based	3.06	5/1/21	12,250,000	[g]	12,250,000
New Jersey - 5.6%
New Jersey,
COP (Equipment Lease Purchase
Agreement) (Prerefunded)	5.25	6/15/19	1,000,000	[a]	1,035,480
New Jersey Economic Development
Authority,
Cigarette Tax Revenue	5.00	6/15/26	2,500,000		2,676,700
New Jersey Economic Development
Authority,
Private Activity Revenue (The Goethals
Bridge Replacement Project)	5.13	1/1/34	5,325,000		5,824,538

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 103.0% (continued)
New Jersey - 5.6% (continued)
New Jersey Economic Development
Authority,
Private Activity Revenue (The Goethals
Bridge Replacement Project)	5.38	1/1/43	5,500,000		6,020,960
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	6/15/29	13,000,000		14,394,250
New Jersey Economic Development
Authority MTR Vehicle Surcharges,
Revenue	5.00	7/1/33	2,500,000		2,708,425
New Jersey Health Care Facilities
Financing Authority,
Revenue (Saint Peter's University
Hospital Obligated Group Issue)	6.25	7/1/35	1,500,000		1,612,875
New Jersey Tobacco Settlement Financing
Corp.,
Revenue, Refunding, Ser. A	5.00	6/1/36	7,000,000		7,878,920
New Jersey Tobacco Settlement Financing
Corp.,
Revenue, Refunding, Ser. A	5.00	6/1/46	8,000,000		8,791,920
New Jersey Tobacco Settlement Financing
Corp.,
Revenue, Refunding, Ser. B	5.00	6/1/46	10,000,000		10,757,200
New Jersey Transportation Trust Fund
Authority,
Federal Highway Reimbursement
Revenue Notes	5.00	6/15/30	1,500,000		1,648,605
New Jersey Transportation Trust Fund
Authority,
Federal Highway Reimbursement
Revenue Notes	5.00	6/15/31	3,000,000		3,006,990
South Jersey Port Subordinated Marine
Terminal,
Revenue	5.00	1/1/42	1,250,000		1,366,275
South Jersey Port Subordinated Marine
Terminal,
Revenue	5.00	1/1/48	1,500,000		1,632,000
					69,355,138
New York - 7.9%
Build New York City Resource
Corporation,
Revenue (Metropolitan Lighthouse
Charter School Project)	5.00	6/1/32	500,000	[b]	540,685
Build New York City Resource
Corporation,
Revenue (Metropolitan Lighthouse
Charter School Project)	5.00	6/1/37	700,000	[b]	748,615

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 103.0% (continued)
New York - 7.9% (continued)
Build New York City Resource
Corporation,
Revenue (Metropolitan Lighthouse
Charter School Project)	5.00	6/1/47	1,000,000	[b]	1,060,160
Build New York City Resource
Corporation,
Revenue (Metropolitan Lighthouse
Charter School Project)	5.00	6/1/52	1,000,000	[b]	1,052,510
Hudson Yards Infrastructure Corporation,
Revenue	5.75	2/15/47	1,930,000		2,096,752
Metropolitan Transportation Authority,
Transportation Revenue	6.50	11/15/28	140,000		142,954
Metropolitan Transportation Authority,
Transportation Revenue (Prerefunded)	6.50	11/15/18	55,000	[a]	56,198
Metropolitan Transportation Authority
Hudson Rail Yards Trust,
Obligations Revenue	5.00	11/15/56	5,000,000		5,392,100
New York City,
GO	6.00	10/15/23	145,000		147,361
New York City,
GO	5.00	12/1/35	2,000,000		2,312,500
New York City,
GO	5.00	12/1/41	4,000,000		4,592,560
New York City,
GO (Prerefunded)	6.00	10/15/18	355,000	[a]	360,673
New York City Industrial Development
Agency,
PILOT Revenue (Queens Baseball
Stadium Project) (Insured; Assured
Guaranty Corp. )	6.50	1/1/46	325,000		333,580
New York City Industrial Development
Agency,
PILOT Revenue (Yankee Stadium
Project) (Insured; Assured Guaranty
Corp.)	7.00	3/1/49	1,300,000		1,349,140
New York City Industrial Development
Agency,
PILOT Revenue (Yankee Stadium
Project) (Insured; FGIC)	3.15	3/1/20	6,100,000	[h]	6,069,012
New York City Transitional Finance
Authority,
Building Aid Revenue	5.25	7/15/35	9,000,000		10,842,210
New York Counties Tobacco Trust VI,
Tobacco Settlement Pass-Through
Bonds	5.00	6/1/51	4,585,000		4,812,783
New York Dormitory Authority,
Revenue, Refunding (Memorial Sloan
Kettering Cancer Center)	4.00	7/1/47	1,000,000		1,041,730

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 103.0% (continued)
New York - 7.9% (continued)
New York Liberty Development
Corporation,
Liberty Revenue (4 World Trade Center
Project)	5.75	11/15/51	5,000,000		5,556,200
New York Liberty Development
Corporation,
Liberty Revenue (7 World Trade Center
Project)	5.00	3/15/44	2,000,000		2,155,220
New York Liberty Development
Corporation,
Revenue (3 World Trade Center
Project)	5.00	11/15/44	20,000,000	[b]	21,266,400
New York State Dormitory Authority,
None State Supported Debt Revenue
(Columbia University)	5.00	10/1/48	2,000,000		2,704,860
New York State Dormitory Authority,
Revenue (Pace University)	5.00	5/1/38	500,000		537,510
New York Transportation Development
Corporation,
Special Facility Revenue (Delta Air
Lines-Laguardia Airport Terminals)	5.00	1/1/34	4,000,000		4,512,240
New York Transportation Development
Corporation,
Special Facility Revenue (Delta Air
Lines-Laguardia Airport Terminals)	5.00	1/1/36	2,500,000		2,817,975
Port Authority of New York and New
Jersey,
Special Project Revenue (JFK
International Air Terminal LLC Project)	6.00	12/1/42	5,000,000		5,483,750
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	0.00	11/15/27	2,000,000	[c]	1,505,380
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	0.00	11/15/28	4,715,000	[c]	3,408,521
Triborough Bridge and Tunnel Authority,
Subordinate Revenue (MTA Bridges
and Tunnels)	0.00	11/15/31	5,000,000	[c]	3,156,500
Triborough Bridge and Tunnel Authority,
Subordinate Revenue (MTA Bridges
and Tunnels)	0.00	11/15/32	3,000,000	[c]	1,814,700
					97,870,779
North Carolina - .2%
North Carolina Eastern Municipal Power
Agency,
Power System Revenue (Insured;
Assured Guaranty Corp.) (Escrowed to
Maturity)	6.00	1/1/19	50,000		51,248

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 103.0% (continued)
North Carolina - .2% (continued)
North Carolina Medical Care Commission,
Health System Revenue (Mission Health
Combined Group)	5.00	10/1/34	1,000,000		1,049,330
North Carolina Medical Care Commission,
Health System Revenue (Mission Health
Combined Group)	5.00	10/1/35	1,000,000		1,048,550
					2,149,128
Ohio - 1.1%
Butler County,
Port Authority Project Revenue
(StoryPoint Fairfield Project)	6.38	1/15/43	1,500,000	[b]	1,573,245
Montgomery County,
Revenue (Catholic Health Initiatives)	6.25	10/1/33	1,115,000		1,132,885
Ohio,
Private Activity Revenue (Portsmouth
Gateway Group, LLC - Borrower)
(Portsmouth Bypass Project) (Insured;
Assured Guaranty Municipal Corp.)	5.00	12/31/35	3,000,000		3,321,270
Ohio,
Private Activity Revenue (Portsmouth
Gateway Group, LLC - Borrower)
(Portsmouth Bypass Project) (Insured;
Assured Guaranty Municipal Corp.)	5.00	12/31/39	2,000,000		2,202,240
Ohio Air Quality Development Authority,
Revenue (Pratt Paper LLC Project)	4.25	1/15/38	2,500,000	[b]	2,569,500
Ohio Turnpike and Infrastructure
Commission,
Turnpike Junior Lien Revenue
(Infrastructure Projects)	0/5.70	2/15/34	3,000,000	[f]	2,943,720
					13,742,860
Oregon - .5%
Oregon State Business Development
Commission,
Economic Development Revenue (Red
Rock Biofuels LLC Clean Energy
Project)	6.50	4/1/31	3,000,000	[b]	3,100,680
Oregon State Business Development
Commission,
Economic Development Revenue (Red
Rock Biofuels LLC Clean Energy
Project)	6.50	4/1/31	2,000,000	[b]	2,067,120
Oregon State Business Development
Commission,
Economic Development Revenue (Red
Rock Biofuels LLC Clean Energy
Project)	11.50	4/1/31	1,000,000		1,096,250
					6,264,050

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 103.0% (continued)
Pennsylvania - 2.7%
Berks County Industrial Development
Authority,
Health Systems Revenue, Refunding
(Tower Health Project)	5.00	11/1/47	3,000,000		3,347,790
Berks County Industrial Development
Authority,
Revenue (Tower Health Project)	4.00	11/1/38	5,000,000		5,102,150
Commonwealth Financing Authority of
Pennsylvania,
Revenue	5.00	6/1/34	4,000,000		4,541,960
Commonwealth Financing Authority of
Pennsylvania,
Revenue	5.00	6/1/35	3,500,000		3,958,360
Pennsylvania Economic Development
Financing Authority,
Revenue (Tapestry Moon Senior
Housing Project)	6.50	12/1/38	3,000,000	[b]	3,089,640
Pennsylvania Economic Development
Financing Authority,
Water Facilities Revenue (Aqua
Pennsylvania, Inc. Project)	5.00	12/1/43	4,425,000		4,698,332
Pennsylvania Higher Educational
Facilities Authority,
Revenue (The Foundation for Indiana
University of Pennsylvania Student
Housing Project at Indiana University of
Pennsylvania) (Prerefunded)	5.00	7/1/22	1,000,000	[a]	1,110,200
Pennsylvania Higher Educational
Facilities Authority,
Revenue (University of Pennsylvania
Health System)	4.00	8/15/42	4,000,000		4,171,960
Pennsylvania Higher Educational
Facilities Authority,
Revenue (University of Pennsylvania
Health System) (Prerefunded)	5.75	8/15/21	2,550,000	[a]	2,852,226
					32,872,618
Rhode Island - .6%
Rhode Island Health and Educational
Building Corporation,
Higher Education Facility Revenue
(Providence College Issue)	5.00	11/1/45	7,000,000		7,864,290
South Carolina - .7%
South Carolina Public Service Authority,
Revenue	5.00	12/1/36	2,000,000		2,191,500
Spartanburg South Carolina Waterworks,
Revenue, Refunding	5.00	6/1/39	5,740,000		6,629,069
					8,820,569

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 103.0% (continued)
Tennessee - .2%
Memphis-Shelby County Industrial
Development Board Economic
Development Growth Engine,
Tax Allocation, Refunding (Senior Tax
Increment-Graceland Project)	4.75	7/1/27	400,000	424,508
Memphis-Shelby County Industrial
Development Board Economic
Development Growth Engine,
Tax Allocation, Refunding (Senior Tax
Increment-Graceland Project)	5.50	7/1/37	600,000	644,280
Memphis-Shelby County Industrial
Development Board Economic
Development Growth Engine,
Tax Allocation, Refunding (Senior Tax
Increment-Graceland Project)	5.63	1/1/46	750,000	803,033
				1,871,821
Texas - 14.4%
Arlington Higher Education Finance
Corporation,
Education Revenue	5.00	8/15/38	1,000,000	1,003,590
Arlington Higher Education Finance
Corporation,
Education Revenue	5.00	8/15/48	1,900,000	1,885,218
Arlington Higher Education Finance
Corporation,
Education Revenue	5.00	8/15/53	925,000	902,069
Arlington Higher Education Finance
Corporation,
Revenue (Uplift Education)	5.00	12/1/36	1,315,000	1,437,558
Arlington Higher Education Finance
Corporation,
Revenue (Uplift Education)	5.00	12/1/46	1,100,000	1,190,882
Austin,
Airport System Revenue	5.00	11/15/46	13,120,000	14,928,592
Bexar County Health Facilities
Development Corporation,
Revenue (Army Retirement Residence
Foundation Project)	5.00	7/15/41	1,750,000	1,877,680
Central Texas Regional Mobility
Authority,
Senior Lien Revenue	5.00	1/1/40	7,300,000	8,004,742
Central Texas Regional Mobility
Authority,
Senior Lien Revenue	5.00	1/1/46	2,000,000	2,184,140
Clifton Higher Education Finance
Corporation,
Education Revenue (IDEA Public
Schools)	5.00	8/15/32	2,745,000	2,896,606

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 103.0% (continued)
Texas - 14.4% (continued)
Clifton Higher Education Finance
Corporation,
Education Revenue (IDEA Public
Schools)	6.00	8/15/33	1,500,000		1,706,475
Clifton Higher Education Finance
Corporation,
Education Revenue (IDEA Public
Schools)	5.00	8/15/42	6,135,000		6,420,216
Clifton Higher Education Finance
Corporation,
Education Revenue (IDEA Public
Schools)	6.00	8/15/43	2,770,000		3,127,191
Clifton Higher Education Finance
Corporation,
Education Revenue (IDEA Public
Schools) (Prerefunded)	5.50	8/15/21	1,250,000	[a]	1,380,312
Clifton Higher Education Finance
Corporation,
Education Revenue (IDEA Public
Schools) (Prerefunded)	5.75	8/15/21	1,000,000	[a]	1,111,930
Clifton Higher Education Finance
Corporation,
Education Revenue (Uplift Education)	5.00	12/1/45	3,855,000		4,126,932
Dallas and Fort Worth,
Joint Improvement Revenue
(Dallas/Fort Worth International
Airport)	5.00	11/1/32	7,500,000		8,126,700
Grand Parkway Transportation
Corporation,
Grand Parkway System First Tier Toll
Revenue	5.50	4/1/53	4,500,000		5,066,190
Grand Parkway Transportation
Corporation,
Grand Parkway System Subordinate
Tier Toll Revenue (Toll Equity Loan
Agreement Supported)	0/5.20	10/1/31	2,000,000	[f]	1,876,240
Grand Parkway Transportation
Corporation,
Grand Parkway System Subordinate
Tier Toll Revenue (Toll Equity Loan
Agreement Supported)	0/5.40	10/1/33	2,500,000	[f]	2,346,750
Grand Parkway Transportation
Corporation,
Grand Parkway System Subordinate
Tier Toll Revenue (Toll Equity Loan
Agreement Supported)	0/5.45	10/1/34	2,235,000	[f]	2,092,228
Houston,
Airport System Subordinate Lien
Revenue	5.00	7/1/32	500,000		540,870

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 103.0% (continued)
Texas - 14.4% (continued)
Houston,
Airport System Subordinate Lien
Revenue (Insured; Assured Guaranty
Municipal Corp.) Auction-Based	3.52	7/1/30	9,825,000	[g]	9,825,000
Houston Higher Education Finance
Corporation,
Education Revenue (Cosmos
Foundation, Inc.) (Prerefunded)	6.50	5/15/21	1,530,000	[a]	1,721,862
Houston Higher Education Finance
Corporation,
Education Revenue (Cosmos
Foundation, Inc.) (Prerefunded)	6.50	5/15/21	1,270,000	[a]	1,429,258
Houston Higher Education Finance
Corporation,
Higher Education Revenue (Cosmos
Foundation, Inc.) (Escrowed to
Maturity)	5.88	5/15/21	380,000		406,114
Houston Higher Education Finance
Corporation,
Higher Education Revenue (Cosmos
Foundation, Inc.) (Prerefunded)	6.88	5/15/21	4,400,000	[a]	4,998,664
Mission Economic Development
Corporation,
Senior Lien Revenue (Natgasoline
Project)	5.75	10/1/31	1,000,000	[b]	1,036,710
Newark Higher Education Finance
Corporation,
Education Revenue (A+ Charter
Schools, Inc.)	5.50	8/15/35	750,000	[b]	798,945
Newark Higher Education Finance
Corporation,
Education Revenue (A+ Charter
Schools, Inc.)	5.75	8/15/45	1,000,000	[b]	1,070,340
North Texas Education Finance
Corporation,
Education Revenue (Uplift Education)	4.88	12/1/32	1,630,000		1,711,581
North Texas Tollway Authority,
Special Projects System Revenue
(Prerefunded)	5.50	9/1/21	20,000,000	[a]	22,179,200
Pottsboro Higher Education Finance
Corporation,
Education Revenue (Imagine
International Academy of North Texas,
LLC)	5.00	8/15/46	1,000,000		1,005,270
Texas Private Activity Bond Surface
Transportation Corporation,
Senior Lien Revenue (Blueridge
Transportation Group, State Highway
288 Toll Lanes Project)	5.00	12/31/45	1,000,000		1,087,230

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 103.0% (continued)
Texas - 14.4% (continued)
Texas Private Activity Bond Surface
Transportation Corporation,
Senior Lien Revenue (LBJ
Infrastructure Group LLC IH-635
Managed Lanes Project)	7.00	6/30/40	11,175,000		12,212,599
Texas Private Activity Bond Surface
Transportation Corporation,
Senior Lien Revenue (North Tarrant
Express Mobility Partners Segments 3
LLC Segments 3A and 3B Facility)	7.00	12/31/38	10,000,000		11,735,400
Texas Private Activity Bond Surface
Transportation Corporation,
Senior Lien Revenue (North Tarrant
Express Mobility Partners Segments 3
LLC Segments 3A and 3B Facility)	6.75	6/30/43	5,000,000		5,784,650
Texas Private Activity Bond Surface
Transportation Corporation,
Senior Lien Revenue (NTE Mobility
Partners LLC North Tarrant Express
Managed Lanes Project)	7.50	12/31/31	2,500,000		2,705,175
Texas Transportation Commission,
Central Texas Turnpike System First
Tier Revenue	5.00	8/15/37	15,950,000		17,617,732
Texas Transportation Commission,
Central Texas Turnpike System First
Tier Revenue	5.00	8/15/41	6,000,000		6,472,140
					178,030,981
Utah - .4%
Salt Lake City,
Airport Revenue (Salt Lake
International Airport)	5.00	7/1/42	4,000,000		4,532,800
Virginia - 3.8%
Chesapeake,
Transportation System Senior Toll
Road Revenue	0/4.88	7/15/40	2,000,000	[f]	1,716,840
Economic Development Authority of the
City of Norfolk Hospital Facilities,
Revenue	4.00	11/1/48	3,500,000		3,642,170
University of Virginia,
Revenue, Refunding	4.00	4/1/45	3,950,000		4,120,047
Virginia Small Business Financing
Authority,
Private Activity Revenue (Transform 66
P3 Project)	5.00	12/31/49	4,500,000		4,950,855
Virginia Small Business Financing
Authority,
Private Activity Revenue (Transform 66
P3 Project)	5.00	12/31/56	4,000,000		4,384,600

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 103.0% (continued)
Virginia - 3.8% (continued)
Virginia Small Business Financing
Authority,
Revenue	5.00	1/1/40	12,395,000		13,203,154
Virginia Small Business Financing
Authority,
Senior Lien Revenue (95 Express Lanes
LLC Project)	5.00	1/1/40	7,510,000		7,999,652
Virginia Small Business Financing
Authority,
Senior Lien Revenue (Elizabeth River
Crossing Opco, LLC Project)	5.25	1/1/32	4,000,000		4,358,760
Virginia Small Business Financing
Authority,
Senior Lien Revenue (Elizabeth River
Crossing Opco, LLC Project)	6.00	1/1/37	1,665,000		1,858,590
Virginia Small Business Financing
Authority,
Solid Waste Disposal Facility Revenue
(Covanta Project)	5.00	7/1/38	1,000,000	[b]	1,019,670
					47,254,338
West Virginia - .1%
Monongalia County West Virginia
Commission Special District Excise Tax,
Revenue (Refunding and Improvement-
University Town Center)	5.75	6/1/43	750,000	[b]	785,903
Wisconsin - 1.0%
Oneida Tribe of Indians,
Retail Sales Revenue	6.50	2/1/31	1,325,000	[b]	1,385,407
Wisconsin,
General Fund Annual Appropriation
Bonds (Prerefunded)	5.75	5/1/19	130,000	[a]	134,784
Wisconsin,
General Fund Annual Appropriation
Bonds (Prerefunded)	6.00	5/1/19	930,000	[a]	966,307
Wisconsin,
General Fund Annual Appropriation
Bonds (Prerefunded)	6.00	5/1/19	70,000	[a]	72,733
Wisconsin Center District,
Senior Dedicated Tax Revenue
(Milwaukee Arena Project) (Insured;
Assured Guaranty Municipal Corp.)	0.00	12/15/44	8,735,000	[c]	3,102,497
Wisconsin Center District,
Senior Dedicated Tax Revenue
(Milwaukee Arena Project) (Insured;
Assured Guaranty Municipal Corp.)	0.00	12/15/46	3,990,000	[c]	1,307,124

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 103.0% (continued)
Wisconsin - 1.0% (continued)
Wisconsin Health & Educational Facilities
Authority,
Revenue, Refunding (Marshfield Clinic
Health Systems)	5.00	2/15/47	5,000,000		5,487,150
					12,456,002
U.S. Related - 3.1%
A.B. Won International Airport Authority
of Guam,
General Revenue	6.25	10/1/34	1,000,000		1,130,410
A.B. Won International Airport Authority
of Guam,
General Revenue	6.38	10/1/43	1,000,000		1,147,160
A.B. Won International Airport Authority
of Guam,
General Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.00	10/1/34	2,000,000		2,307,480
A.B. Won International Airport Authority
of Guam,
General Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.13	10/1/43	2,000,000		2,304,320
Guam,
Hotel Occupancy Tax Revenue	6.00	11/1/26	2,500,000		2,706,300
Guam,
Hotel Occupancy Tax Revenue	6.13	11/1/31	5,000,000		5,487,550
Guam,
Hotel Occupancy Tax Revenue	6.50	11/1/40	2,000,000		2,218,440
Guam,
LOR (Section 30)	5.00	12/1/46	1,500,000		1,591,560
Puerto Rico Commonwealth,
GO	8.00	7/1/35	5,000,000	[i]	2,106,250
Puerto Rico Electric Power Authority,
Power Revenue	5.00	7/1/22	2,000,000	[i]	795,000
Puerto Rico Electric Power Authority,
Power Revenue	6.75	7/1/36	10,000,000	[i]	3,925,000
Puerto Rico Electric Power Authority,
Power Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/21	500,000		503,925
Puerto Rico Infrastructure Financing
Authority,
Special Tax Revenue	5.00	7/1/21	500,000	[i]	51,250
Puerto Rico Sales Tax Financing
Corporation,
Sales Tax Revenue	5.00	8/1/22	4,585,000	[i]	3,255,350
Puerto Rico Sales Tax Financing
Corporation,
Sales Tax Revenue (First Subordinate
Series)	0/6.25	8/1/33	750,000	[f]	195,143

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 103.0% (continued)
U.S. Related - 3.1% (continued)
Puerto Rico Sales Tax Financing
Corporation,
Sales Tax Revenue (First Subordinate
Series)	6.75	8/1/32	15,000,000	[i]	4,800,000
Virgin Islands Public Finance Authority,
Revenue (Virgin Islands Gross Receipts
Taxes Loan Note)	5.00	10/1/29	2,250,000		1,878,750
Virgin Islands Public Finance Authority,
Revenue (Virgin Islands Gross Receipts
Taxes Loan Note)	5.00	10/1/34	1,500,000		1,215,000
Virgin Islands Public Finance Authority,
Subordinated Revenue (Virgin Islands
Matching Fund Loan Note - Diageo
Project)	6.75	10/1/37	1,250,000		1,046,875
					38,665,763
Total Long-Term Municipal Investments
(cost $1,219,090,239)					1,269,787,995

Short-Term Municipal Investments - .4%
Tennessee - .4%
Montgomery County Public Building
Authority,
Pooled Financing Revenue (Tennessee
County Loan Pool) (LOC; Bank of
America)	0.90	6/1/18	1,100,000	[j]	1,100,000
Montgomery County Public Building
Authority,
Pooled Financing Revenue (Tennessee
County Loan Pool) (LOC; Bank of
America)	0.97	6/1/18	3,800,000	[j]	3,800,000
Total Short-Term Municipal Investments
(cost $4,900,000)					4,900,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $1,228,990,239)	103.8%	1,279,269,233
Liabilities, Less Cash and Receivables	(3.8%)	(46,790,265)
Net Assets	100.0%	1,232,478,968

LIBOR—London Interbank Offered Rate

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, these securities were valued at
$199,110,837 or 16.16% of net assets.
c	Security issued with a zero coupon. Income is recognized through the accretion of discount.
d	Variable rate security—rate shown is the interest rate in effect at period end.
e	Collateral for floating rate borrowings.
f	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
g	Auction Rate Security—interest rate is reset periodically under an auction process that is conducted by an auction agent. Rate shown is the interest rate in effect at period end.
h	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
i	Non-income producing—security in default.
j	The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon Municipal Opportunities Fund
May 31, 2018 (Unaudited)

	Number of		Notional		Unrealized
Description	Contracts	Expiration	Value ($)	Value ($)	Appreciation ($)
Futures Short
U.S. Treasury 10 Year
Notes	103	9/2018	(12,417,133)	(12,405,063)	12,070
U.S. Treasury 5 Year
Notes	327	9/2018	(37,290,163)	(37,242,234)	47,929
U.S. Treasury Ultra Long
Bond	457	9/2018	(72,972,937)	(72,891,500)	81,437
Ultra 10 Year U. S.
Treasury Notes	482	9/2018	(61,862,885)	(61,861,687)	1,198
Gross Unrealized Appreciation					142,634

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Municipal Opportunities Fund
May 31, 2018 (Unaudited)

The following is a summary of the inputs used as of May 31, 2018 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	-	4,581,238	-	4,581,238
Municipal Bonds†	-	1,274,687,995	-	1,274,687,995
Other Financial Instruments:
Futures††	142,634	-	-	142,634
Liabilities ($)
Other Financial Instruments:
Floating Rate Notes†††	-	(61,475,000)	-	(61,475,000)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.
†††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities) Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

NOTES

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At May 31, 2018, accumulated net unrealized appreciation on investments was $50,278,994, consisting of $71,433,204 gross unrealized appreciation and $21,154,210 gross unrealized depreciation.

At May 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Intermediate Municipal Bond Fund
May 31, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3%
Alabama - .6%
Alabama 21st Century Authority,
Tobacco Settlement Revenue	5.00	6/1/20	1,500,000	1,601,415
Alabama 21st Century Authority,
Tobacco Settlement Revenue	5.00	6/1/21	1,240,000	1,357,341
Birmingham Waterworks Board,
Water Revenue, Refunding	4.00	1/1/35	5,585,000	5,870,561
Black Belt Energy Gas District,
Gas Supply Revenue	4.00	6/1/21	5,000,000	5,256,250
				14,085,567
Alaska - .3%
Alaska,
International Airports System Revenue	5.00	10/1/32	5,000,000	5,709,500
Arizona - .3%
Maricopa County Industrial Development
Authority,
Revenue (Banner Health)	5.00	1/1/27	5,000,000	5,938,100
Arkansas - .2%
University of Arkansas,
Revenue	5.00	11/1/33	500,000	588,605
University of Arkansas,
Revenue	5.00	11/1/34	1,100,000	1,289,981
University of Arkansas,
Revenue	5.00	11/1/36	580,000	678,084
University of Arkansas,
Revenue	5.00	11/1/37	900,000	1,051,398
University of Arkansas,
Revenue	5.00	11/1/38	800,000	936,008
				4,544,076
California - 15.4%
Alameda Corridor Transportation
Authority,
Second Subordinate Lien Revenue	5.00	10/1/34	1,500,000	1,687,725
Alameda Corridor Transportation
Authority,
Second Subordinate Lien Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	10/1/35	2,050,000	2,343,478
Anaheim Housing and Public
Improvement Authority,
Revenue, Refunding	5.00	10/1/33	3,000,000	3,353,280

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
California - 15.4% (continued)
Anaheim Housing and Public
Improvement Authority,
Revenue, Refunding	5.00	10/1/34	3,250,000		3,623,295
Anaheim Housing and Public
Improvement Authority,
Revenue, Refunding	5.00	10/1/35	2,485,000		2,765,656
Anaheim Housing and Public
Improvement Authority,
Revenue, Refunding	5.00	10/1/36	1,750,000		1,944,268
Bay Area Toll Authority,
Toll Bridge Revenue, Refunding (San
Francisco Bay Area Subordinate Toll
Bridge)	4.00	4/1/35	10,000,000		10,729,800
California,
GO	5.00	10/1/29	5,000,000		5,926,150
California,
GO	5.25	10/1/39	5,000,000		5,878,300
California,
GO (Various Purpose)	5.00	12/1/23	2,500,000		2,903,750
California,
GO (Various Purpose)	5.00	12/1/23	12,500,000		14,518,750
California,
GO (Various Purpose)	5.25	9/1/29	10,000,000		11,544,700
California,
GO (Various Purpose)	4.00	9/1/31	10,000,000		10,869,700
California,
GO (Various Purpose)	6.50	4/1/33	4,010,000		4,169,598
California,
GO, (Various Purpose) (Prerefunded)	6.50	4/1/19	4,740,000	[a]	4,936,283
California,
GO, Refunding (Various Purpose)	5.00	10/1/25	5,000,000		5,975,800
California Department of Water
Resources,
Water System Revenue (Central Valley
Project) (Escrowed to Maturity)	5.00	12/1/19	115,000		120,810
California Health Facilities Financing
Authority,
Revenue (Adventist Health
System/West)	4.00	3/1/33	7,500,000		7,839,075
California Health Facilities Financing
Authority,
Revenue (City of Hope)	5.00	11/15/23	1,500,000		1,694,655
California Health Facilities Financing
Authority,
Revenue (City of Hope)	5.00	11/15/24	1,600,000		1,801,088
California Health Facilities Financing
Authority,
Revenue (Lucie Salter Packard
Children's Hospital at Sanford)	5.00	11/15/42	825,000		956,167

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
California - 15.4% (continued)
California Health Facilities Financing
Authority,
Revenue (Lucie Salter Packard
Children's Hospital at Sanford)	4.00	11/15/47	1,120,000		1,161,048
California Health Facilities Financing
Authority,
Revenue (Providence Health and
Services) (Prerefunded)	6.25	10/1/18	4,000,000	[a]	4,063,080
California Health Facilities Financing
Authority,
Revenue (Providence Health and
Services) (Prerefunded)	6.25	10/1/18	8,500,000	[a]	8,634,045
California Health Facilities Financing
Authority,
Revenue (Providence Health and
Services) (Prerefunded)	6.50	10/1/18	60,000	[a]	60,985
California Health Facilities Financing
Authority,
Revenue (Providence Health and
Services) (Prerefunded)	6.50	10/1/18	3,440,000	[a]	3,496,485
California Health Facilities Financing
Authority,
Revenue, Refunding (Stanford Health
Care)	5.00	11/15/32	8,240,000		9,917,582
California Infrastructure and Economic
Development Bank,
Infrastructure State Revolving Fund
Revenue	4.00	10/1/45	8,275,000		8,705,714
California Municipal Finance Authority,
Revenue, Refunding (Pomona College)	4.00	1/1/48	2,500,000		2,646,825
California State Public Works Board,
LR (Various Capital Projects)	5.00	10/1/20	2,000,000		2,151,220
California Statewide Communities
Development Authority,
Mortgage Revenue (Methodist Hospital
of Southern California Project)
(Collateralized; FHA) (Prerefunded)	6.25	8/1/19	4,120,000	[a]	4,323,734
California Statewide Communities
Development Authority,
Revenue (Saint Joseph Health System)
(Insured; Assured Guaranty Municipal
Corp.) (Escrowed to Maturity)	4.50	7/1/18	590,000		591,457
Escondido Union School District,
GO	5.00	8/1/25	1,320,000		1,566,404
Evergreen School District,
GO	4.00	8/1/41	5,000,000		5,257,200
Golden State Tobacco Securitization
Corporation,
Enhanced Tobacco Settlement Asset-
Backed Bonds	5.00	6/1/29	10,680,000		11,978,902

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
California - 15.4% (continued)
Golden State Tobacco Securitization
Corporation,
Enhanced Tobacco Settlement Asset-
Backed Bonds	5.00	6/1/32	2,000,000		2,287,180
Long Beach Unified School District,
GO	4.00	8/1/38	10,300,000		10,940,454
Los Angeles Department of Airports,
Airport Revenue	5.00	5/15/26	9,060,000		10,661,808
Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)	5.25	5/15/26	7,000,000		7,493,430
New Haven Unified School District,
GO (Insured; Assured Guaranty Corp.)	0.00	8/1/33	4,000,000	[b]	2,353,440
Port of Oakland,
Revenue	5.00	5/1/23	1,875,000		2,024,288
Riverside County Transportation
Commission,
Sales Tax Revenue (Prerefunded)	5.25	6/1/23	5,000,000	[a]	5,825,200
Sacramento County Sanitation Districts
Financing Authority,
Subordinate Lien Revenue (Sacramento
Regional County Sanitation District)
(Insured; FGIC), 3 Month LIBOR + .53%	1.87	12/1/35	10,000,000	[c]	9,770,600
Sacramento County Water Financing
Authority,
Revenue (Sacramento County Water
Agency Zones 40 and 41 Water System
Project) (Insured; National Public
Finance Guarantee Corp.), 3 Month
LIBOR + .55%	1.89	6/1/34	8,000,000	[c]	7,774,480
San Diego Unified School District,
GO	4.00	7/1/37	4,000,000		4,263,240
San Francisco City & County Airports
Commission,
Revenue, Refunding, Ser. D	5.00	5/1/24	4,375,000		5,042,275
San Francisco City & County Public
Utilities Commission,
Revenue	5.00	11/1/33	4,000,000		4,598,880
San Francisco City & County Public
Utilities Commission,
Revenue	5.00	11/1/34	5,000,000		5,742,200
San Francisco City & County Public
Utilities Commission,
Revenue	5.00	11/1/35	4,000,000		4,583,560
San Francisco City & County Public
Utilities Commission,
Water Revenue	5.00	11/1/39	5,090,000		5,803,465

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
California - 15.4% (continued)
San Francisco City and County,
CP (Moscone Convention Center
Expansion Project)	4.00	4/1/37	11,000,000	11,540,870
San Francisco Community College
District,
GO	5.00	6/15/29	5,000,000	5,857,550
San Jose Airport,
Revenue	5.00	3/1/42	1,000,000	1,155,240
San Jose Airport,
Revenue	5.00	3/1/47	1,750,000	2,011,485
Southern California Public Power
Authority,
Gas Project Revenue (Project Number
1)	5.25	11/1/20	4,000,000	4,296,280
Southern California Public Power
Authority,
Revenue (Apex Power Project)	5.00	7/1/30	1,000,000	1,152,250
Southern California Public Power
Authority,
Revenue (Apex Power Project)	5.00	7/1/31	3,855,000	4,430,127
Southern California Public Power
Authority,
Revenue (Apex Power Project)	5.00	7/1/33	3,380,000	3,863,678
Successor Agency to the Redevelopment
Agency of the City of Pittsburg,
Subordinate Tax Allocation Revenue
(Los Medanos Community
Development Project) (Insured;
Assured Guaranty Municipal Corp.)	5.00	9/1/21	1,325,000	1,452,187
Successor Agency to the Redevelopment
Agency of the City of Pittsburg,
Subordinate Tax Allocation Revenue
(Los Medanos Community
Development Project) (Insured;
Assured Guaranty Municipal Corp.)	5.00	9/1/26	6,610,000	7,855,324
University of California,
Revenue	5.00	5/15/33	2,500,000	3,020,325
University of California,
Revenue, Refunding (Limited Project)	4.00	5/15/37	5,000,000	5,336,550
University of California,
Revenues	4.00	5/15/43	1,600,000	1,695,664
University of California Regents,
General Revenue	5.00	5/15/31	9,000,000	10,558,170
University of California Regents,
Limited Project Revenue	5.00	5/15/30	11,000,000	12,896,730
				336,423,939
Colorado - 1.3%
Colorado Health Facilities Authority,
Revenue (Catholic Health Initiatives)	6.00	10/1/23	2,000,000	2,025,700

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Colorado - 1.3% (continued)
Colorado Health Facilities Authority,
Revenue (Catholic Health Initiatives)	6.25	10/1/33	1,600,000		1,625,664
Colorado School of Mines Institutional
Enterprise,
Revenue, Refunding	4.00	12/1/42	1,750,000		1,827,333
Mesa County Valley School District Grand
Junction,
GO	5.50	12/1/35	4,000,000		4,898,440
Mesa County Valley School District Grand
Junction,
GO	5.50	12/1/37	2,000,000		2,439,900
Public Authority for Colorado Energy,
Natural Gas Purchase Revenue	5.75	11/15/18	520,000		528,819
Public Authority for Colorado Energy,
Natural Gas Purchase Revenue	6.13	11/15/23	5,350,000		6,195,995
Regional Transportation District,
CP, Refunding	5.50	6/1/22	450,000		480,510
Regional Transportation District,
CP, Refunding (Prerefunded)	5.50	6/1/20	1,750,000	[a]	1,872,920
Regional Transportation District of
Colorado,
COP (Lease Purchase Agreement)	5.00	6/1/19	1,750,000		1,805,843
Regional Transportation District of
Colorado,
COP (Lease Purchase Agreement)	5.00	6/1/20	2,700,000		2,864,997
University of Colorado,
Enterprise Revenue, Refunding	4.00	6/1/35	3,000,000		3,211,800
					29,777,921
Connecticut - 1.5%
Connecticut,
GO	5.00	11/15/21	9,430,000		10,200,620
Connecticut,
GO	5.00	4/15/22	5,000,000		5,453,650
Connecticut,
GO	4.00	6/15/30	3,000,000		3,125,040
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure)	5.00	9/1/28	1,070,000		1,213,487
Connecticut Health and Educational
Facilities Authority,
Revenue, Refunding (Sacred Heart
University)	5.00	7/1/42	2,000,000		2,263,040
Connecticut Housing Finance Authority,
Revenue, Refunding (Housing Finance
Program)	4.00	11/15/47	2,470,000		2,607,628
State of Connecticut Special Tax Revenue,
Special Tax Obligation Revenue	5.00	9/1/30	7,055,000		7,951,902
					32,815,367

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Delaware - .6%
Delaware River and Bay Authority,
Revenue	5.00	1/1/21	2,000,000	2,146,700
Delaware River and Bay Authority,
Revenue	5.00	1/1/22	2,710,000	2,972,409
Delaware River and Bay Authority,
Revenue	5.00	1/1/23	1,500,000	1,676,280
Delaware River and Bay Authority,
Revenue	5.00	1/1/24	1,000,000	1,134,340
University of Delaware,
Revenue	5.00	11/1/27	5,440,000	6,144,915
				14,074,644
District of Columbia - .9%
District of Columbia,
Revenue, Refunding (Kipp DC Issue)	5.00	7/1/42	5,955,000	6,630,118
District of Columbia,
Revenue, Refunding (Kipp DC Project)	5.00	7/1/37	5,810,000	6,498,659
Metropolitan Washington Airports
Authority,
Airport System Revenue	5.00	10/1/23	4,250,000	4,623,702
Metropolitan Washington Airports
Authority,
Airport System Revenue	5.00	10/1/24	2,500,000	2,716,475
				20,468,954
Florida - 2.7%
Florida Department of Transportation,
State Infrastructure Bank Revenue	5.00	7/1/19	4,220,000	4,231,141
Florida's Turnpike Enterprise,
Revenue	4.50	7/1/40	8,710,000	9,265,698
Jacksonville,
Better Jacksonville Sales Tax Revenue	5.00	10/1/21	2,500,000	2,738,350
Lee County,
Airport Revenue	5.50	10/1/23	3,565,000	3,920,359
Lee County,
Airport Revenue	5.50	10/1/24	5,000,000	5,480,600
Miami-Dade County,
Aviation Revenue (Miami International
Airport)	5.50	10/1/25	3,165,000	3,404,084
Miami-Dade County,
Water & Sewer Revenue, Refunding,
Ser. A	5.00	10/1/32	5,000,000	5,738,000
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement with Miami-Dade County
School Board Foundation, Inc.)	5.00	5/1/26	5,600,000	6,429,472
Miami-Dade County Water & Sewer
System,
Revenue, Refunding	5.00	10/1/31	3,000,000	3,453,540

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Florida - 2.7% (continued)
Orange County,
Tourist Development Tax Revenue	4.00	10/1/32	5,000,000		5,335,350
Sarasota County,
Revenue (Environmentally Sensitive
Lands and Parkland Program)
(Prerefunded)	5.25	10/1/18	240,000	[a]	242,796
Sarasota County,
Revenue (Environmentally Sensitive
Lands and Parkland Program)
(Prerefunded)	5.25	10/1/18	245,000	[a]	247,854
Sarasota County,
Revenue (Environmentally Sensitive
Lands and Parkland Program)
(Prerefunded)	5.25	10/1/18	210,000	[a]	212,447
Sarasota County,
Revenue (Environmentally Sensitive
Lands and Parkland Program)
(Prerefunded)	5.25	10/1/18	1,790,000	[a]	1,811,444
Tallahassee,
Energy System Revenue	5.00	10/1/35	5,000,000		5,627,200
Tampa Sports Authority,
Local Option Sales Tax Revenue
(Stadium Project)	5.00	1/1/24	90,000		103,305
					58,241,640
Georgia - 1.4%
Atlanta Water and Wastewater,
Revenue	5.00	11/1/37	3,375,000		3,951,821
Burke County Development Authority,
PCR (Georgia Power Company Plant
Vogtle Project)	2.35	12/11/20	7,500,000		7,483,575
Cobb County Development Authority,
Revenue (Georgia Tech Cobb Research
Campus)	4.00	6/1/42	1,600,000		1,671,312
Cobb County Kennestone Hospital
Authority,
Revenue, Refunding (Wellstar Health
Systems)	5.00	4/1/35	2,000,000		2,264,940
Cobb County Kennestone Hospital
Authority,
Revenue, Refunding (Wellstar Health
Systems)	5.00	4/1/36	2,710,000		3,053,465
Cobb County Kennestone Hospital
Authority,
Revenue, Refunding (Wellstar Health
Systems)	5.00	4/1/37	2,845,000		3,198,633
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/36	3,500,000		3,825,045
Main Street Natural Gas,
Revenue	4.00	12/1/23	5,000,000		5,376,100

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Georgia - 1.4% (continued)
Main Street Natural Gas Inc.,
Gas Project Revenue	6.38	7/15/38	1,335,000	[d]	13,350
					30,838,241
Hawaii - .5%
Hawaii,
GO	5.00	10/1/28	5,000,000		5,934,050
Honolulu City & County,
GO, Refunding	4.00	10/1/34	4,230,000		4,507,319
					10,441,369
Idaho - .7%
Idaho Health Facilities Authority,
Revenue (Trinity Health Credit Group)	5.00	12/1/33	5,000,000		5,470,050
University of Idaho Regents,
General Revenue	5.25	4/1/21	9,300,000		10,059,252
					15,529,302
Illinois - 4.3%
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/22	4,615,000		5,095,375
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/23	2,000,000		2,254,500
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/24	5,000,000		5,733,500
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/25	4,450,000		5,170,366
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/25	7,055,000		7,841,915
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/26	2,000,000		2,344,580
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/27	2,500,000		2,913,825
Chicago,
GO	5.00	1/1/24	4,500,000		4,810,860
Chicago,
GO	5.00	1/1/26	3,000,000		3,196,830
Chicago,
GO	5.50	1/1/35	3,750,000		4,009,650
Chicago,
GO	5.50	1/1/37	3,500,000		3,729,950
Chicago,
GO (Neighborhoods Alive 21 Program)	5.25	1/1/22	1,000,000		1,060,370

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Illinois - 4.3% (continued)
Chicago,
GO (Project and Refunding Series)
(Insured; Assured Guaranty Municipal
Corp.)	5.00	1/1/26	1,995,000	2,000,267
Chicago,
Second Lien Wastewater Transmission
Revenue	5.00	1/1/24	3,000,000	3,344,970
Chicago,
Second Lien Wastewater Transmission
Revenue	5.00	1/1/25	2,110,000	2,373,476
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues) (Insured; AMBAC)	5.50	12/1/18	1,605,000	1,624,581
Illinois,
Revenue (Insured; Financial Guaranty
Insurance Corporation)	6.00	6/15/25	2,625,000	3,093,484
Illinois,
GO	5.00	8/1/19	10,000,000	10,240,600
Illinois,
GO	5.00	9/1/19	185,000	185,257
Illinois,
GO	5.00	8/1/23	5,000,000	5,314,550
Illinois,
GO	5.25	2/1/28	6,000,000	6,052,980
Illinois,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/20	5,000,000	5,177,650
Illinois,
Revenue (Insured; Financial Guaranty
Insurance Corporation)	6.00	6/15/24	5,030,000	5,838,673
				93,408,209
Kansas - 1.1%
Kansas Department of Transportation,
Highway Revenue	5.00	9/1/27	5,000,000	5,780,600
Kansas Department of Transportation,
Highway Revenue	5.00	9/1/28	6,000,000	6,921,600
Kansas Development Finance Authority,
Revenue (University of Kansas
Projects)	4.00	5/1/21	3,370,000	3,496,173
Wichita,
Water and Sewer Utility Revenue	5.00	10/1/21	7,990,000	8,765,270
				24,963,643
Kentucky - 1.5%
Kentucky Property and Buildings
Commission,
Revenue (Project Number 112)	5.00	11/1/22	5,000,000	5,527,400
Kentucky Public Energy Authority,
Gas Supply Revenue	4.00	4/1/24	7,500,000	8,030,400

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Kentucky - 1.5% (continued)
Kentucky State Property and Buildings
Commission,
Revenue (Project Number 100)	5.00	8/1/21	1,785,000		1,934,922
Kentucky State Property and Buildings
Commission,
Revenue (Project Number 112)
(Insured; Assured Guaranty Municipal
Corp.)	5.00	2/1/28	5,150,000		5,902,981
University of Kentucky General Receipt,
Revenue	4.00	10/1/32	10,000,000		10,699,700
					32,095,403
Louisiana - 1.1%
Louisiana,
GO	5.00	8/1/26	5,000,000		5,721,500
Louisiana Citizens Property Insurance
Corporation,
Assessment Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	6/1/21	5,000,000		5,427,400
Louisiana Local Government
Environmental Facilities and
Community Development Authority,
Revenue (Louisiana Community and
Technical College System Facilities
Corporation Project) (Prerefunded)	5.00	10/1/20	5,000,000	[a]	5,346,050
Louisiana Public Facilities Authority,
Revenue (CHRISTUS Health Obligated
Group)	6.00	7/1/29	2,000,000		2,093,180
Louisiana Public Facilities Authority,
Revenue (Loyola University Project)	5.00	10/1/41	5,950,000		6,155,691
					24,743,821
Maine - .1%
Maine Health and Higher Educational
Facilities Authority,
Revenue, Refunding (Colby College)	5.00	7/1/39	1,475,000		1,668,284
Maryland - 3.1%
Anne Arundel County,
Consolidated General Improvements
GO	5.00	4/1/30	4,640,000		5,224,733
Cecil County,
GO, Refunding	5.00	8/1/27	3,085,000		3,729,580
Maryland,
GO (State and Local Facilities Loan)	4.00	6/1/27	10,000,000		10,923,000
Maryland Department of Transportation,
Consolidated Transportation Revenue	4.00	11/1/27	10,000,000		10,938,700
Maryland Economic Development
Corporation,
Private Activity Revenue (Purple Line
Light Rail Project) (Green Bonds)	5.00	3/31/24	6,000,000		6,477,300

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Maryland - 3.1% (continued)
Maryland Health and Higher Educational
Facilities Authority,
Revenue	5.00	5/15/42	2,500,000		2,810,400
Maryland Health and Higher Educational
Facilities Authority,
Revenue, Refunding (Lifebridge Health)	5.00	7/1/31	1,000,000		1,159,560
Maryland Health and Higher Educational
Facilities Authority,
Revenue, Refunding (Lifebridge Health)	5.00	7/1/33	1,000,000		1,151,830
Maryland Health and Higher Educational
Facilities Authority,
Revenue, Refunding (Lifebridge Health)	5.00	7/1/34	1,300,000		1,491,841
Montgomery County,
Consolidated Public Improvement GO	4.00	12/1/30	12,000,000		12,873,600
Montgomery County,
Consolidated Public Improvement GO
(Prerefunded)	5.00	11/1/24	10,000,000	[a]	11,684,400
					68,464,944
Massachusetts - 3.6%
Massachusetts,
Commonwealth Transportation Fund
Revenue (Rail Enhancement and
Accelerated Bridge Programs)	4.00	6/1/46	10,000,000		10,388,400
Massachusetts,
GO	4.50	12/1/43	15,000,000		15,924,750
Massachusetts,
GO (Insured; National Public Finance
Guarantee Corp.)	5.50	10/1/20	3,285,000		3,559,659
Massachusetts,
GO, 3 Month LIBOR + .46%	2.04	11/1/18	2,000,000	[c]	2,000,160
Massachusetts,
GO, 3 Month LIBOR + .55%	2.13	11/1/25	5,000,000	[c]	4,978,850
Massachusetts Development Finance
Agency,
Revenue (Emmanuel College Issue)	5.00	10/1/33	5,000,000		5,510,800
Massachusetts Development Finance
Agency,
Revenue (Suffolk University)	5.00	7/1/34	1,000,000		1,123,180
Massachusetts Development Finance
Agency,
Revenue (Suffolk University)	5.00	7/1/35	1,000,000		1,119,040
Massachusetts Development Finance
Agency,
Revenue (Suffolk University)	5.00	7/1/36	850,000		946,977
Massachusetts Development Finance
Agency,
Revenue, Refunding (Partners
Healthcare System Issue)	4.00	7/1/35	5,000,000		5,205,950

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Massachusetts - 3.6% (continued)
Massachusetts Development Finance
Agency,
Revenue, Refunding (Partners
Healthcare System Issue)	4.00	7/1/36	10,000,000	10,378,800
Massachusetts Development Finance
Agency,
Special Obligation Revenue
(Commonwealth Contract Assistance)	5.00	5/1/44	2,505,000	2,740,670
Massachusetts School Building Authority,
Sales Tax Revenue, Refunding	5.00	2/15/35	3,100,000	3,475,782
Massachusetts School Building Authority,
Sales Tax Revenue, Refunding	5.00	2/15/36	3,500,000	3,918,390
Massachusetts School Building Authority,
Sales Tax Revenue, Refunding	5.00	2/15/37	1,000,000	1,118,980
Massachusetts Water Pollution
Abatement Trust,
Water Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	380,000	381,239
The Commonwealth of Massachusetts,
GO	4.00	2/1/29	5,000,000	5,360,550
				78,132,177
Michigan - 3.4%
Detroit,
Water Supply System Second Lien
Revenue (Insured; FGIC)	5.75	7/1/22	7,000,000	7,022,610
Michigan Building Authority,
Revenue (Facilities Program)	5.00	10/15/22	2,400,000	2,686,584
Michigan Building Authority,
Revenue (Facilities Program)	5.00	10/15/29	10,000,000	11,311,700
Michigan Building Authority,
Revenue (Facilities Program)	5.00	10/15/33	5,000,000	5,586,400
Michigan Finance Authority,
Hospital Revenue, Refunding (Trinity
Health Credit Group)	5.00	12/1/34	5,000,000	5,829,650
Michigan Finance Authority,
Hospital Revenue, Refunding (Trinity
Health Credit Group)	5.00	12/1/35	5,750,000	6,678,280
Michigan Finance Authority,
HR (Trinity Health Credit Group)	5.00	12/1/31	10,000,000	10,980,000
Michigan Finance Authority,
HR (Trinity Health Credit Group)	5.00	12/1/35	5,000,000	5,454,150
Michigan Finance Authority,
HR (Trinity Health Credit Group)	5.00	12/1/39	7,095,000	7,729,222

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Michigan - 3.4% (continued)
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/26	1,875,000		2,124,075
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/27	3,000,000		3,391,320
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/28	2,500,000		2,821,625
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Water Supply System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/26	2,500,000		2,832,100
					74,447,716
Minnesota - .7%
Minneapolis,
Health Care System Revenue (Fairview
Health Services) (Prerefunded)	6.63	11/15/18	12,000,000	[a]	12,267,480
Minnesota Housing Finance Agency
Residential Housing Finance,
Revenue (Insured: GNMA, FNMA,
FHLMC)	4.00	7/1/47	1,895,000		1,992,479
Western Minnesota Municipal Power
Agency,
Power Supply Revenue	5.00	1/1/22	1,500,000		1,653,945
					15,913,904
Mississippi - .1%
Southern Mississippi Educational
Building Corporation,
Revenue (Facilities Refinancing
Project)	5.00	9/1/24	450,000		517,428
Southern Mississippi Educational
Building Corporation,
Revenue (Facilities Refinancing
Project)	5.00	9/1/25	250,000		291,515

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Mississippi - .1% (continued)
Southern Mississippi Educational
Building Corporation,
Revenue (Facilities Refinancing
Project)	5.00	9/1/26	550,000	648,230
				1,457,173
Missouri - 2.0%
Kansas City Sanitation Sewer System,
Revenue, Refunding	5.00	1/1/23	775,000	851,834
Kansas City Sanitation Sewer System,
Revenue, Refunding	5.00	1/1/25	800,000	903,048
Kansas City Sanitation Sewer System,
Revenue, Refunding	5.00	1/1/27	700,000	806,491
Kansas City Sanitation Sewer System,
Revenue, Refunding	5.00	1/1/29	525,000	617,521
Kansas City Sanitation Sewer System,
Revenue, Refunding	5.00	1/1/31	525,000	611,478
Kansas City Sanitation Sewer System,
Revenue, Refunding	5.00	1/1/33	475,000	546,193
Kansas City Sanitation Sewer System,
Revenue, Refunding	5.00	1/1/34	350,000	400,043
Missouri Environmental Improvement
and Energy Resources Authority,
Water Pollution Control and Drinking
Water Revenue (State Revolving Funds
Programs)	5.00	7/1/21	1,505,000	1,644,634
Missouri Environmental Improvement
and Energy Resources Authority,
Water Pollution Control and Drinking
Water Revenue (State Revolving Funds
Programs)	5.00	7/1/23	2,125,000	2,432,275
Missouri Environmental Improvement
and Energy Resources Authority,
Water Pollution Control and Drinking
Water Revenue (State Revolving Funds
Programs)	5.00	1/1/26	750,000	854,558
Missouri Environmental Improvement
and Energy Resources Authority,
Water Pollution Control and Drinking
Water Revenue (State Revolving Funds
Programs) (Escrowed to Maturity)	5.00	7/1/21	45,000	49,006
Missouri Environmental Improvement
and Energy Resources Authority,
Water Pollution Control and Drinking
Water Revenue (State Revolving Funds
Programs) (Escrowed to Maturity)	5.00	7/1/22	65,000	72,431

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Missouri - 2.0% (continued)
Missouri Environmental Improvement
and Energy Resources Authority,
Water Pollution Control and Drinking
Water Revenue (State Revolving Funds
Programs) (Escrowed to Maturity)	5.00	7/1/23	75,000	85,301
Missouri Health & Educational Facilities
Authority,
Revenue, Refunding (Mercy Health)	4.00	11/15/36	1,300,000	1,366,846
Missouri Health & Educational Facilities
Authority,
Revenue, Refunding (Mercy Health)	4.00	11/15/37	1,250,000	1,302,963
Missouri Health and Educational Facilities
Authority,
Educational Facilities Revenue (Saint
Louis University)	5.00	10/1/38	2,000,000	2,252,800
Missouri Highways and Transportation
Commission,
First Lien State Road Revenue	5.00	5/1/23	25,625,000	29,240,175
				44,037,597
Montana - .2%
Montana Board of Housing,
SFMR	3.50	6/1/44	4,480,000	4,636,397
Nevada - .7%
Clark County School District,
GO, Refunding	5.00	6/15/26	7,765,000	9,028,288
Clark County School District,
GO, Refunding	5.00	6/15/36	5,000,000	5,482,800
				14,511,088
New Jersey - 6.4%
New Jersey Economic Development
Authority,
Cigarette Tax Revenue	5.00	6/15/21	10,000,000	10,676,900
New Jersey Economic Development
Authority,
Cigarette Tax Revenue	5.00	6/15/24	5,000,000	5,386,800
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.00	6/15/20	5,000,000	5,230,750
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; AMBAC)	5.50	12/15/19	1,410,000	1,478,329
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; AMBAC)	5.25	12/15/20	5,000,000	5,330,050

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
New Jersey - 6.4% (continued)
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	3/1/25	13,000,000		14,279,330
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; National Public Finance
Guarantee Corp.)	5.50	9/1/23	10,000,000		11,255,400
New Jersey Educational Facilities
Authority,
Revenue (University of Medicine and
Dentistry of New Jersey Issue)
(Prerefunded)	7.50	6/1/19	3,750,000	[a]	3,962,587
New Jersey Health Care Facilities
Financing Authority,
Revenue (Barnabas Health Issue)	5.00	7/1/22	1,830,000		2,032,416
New Jersey Health Care Facilities
Financing Authority,
Revenue (Barnabas Health Issue)	5.00	7/1/24	3,005,000		3,322,538
New Jersey Health Care Facilities
Financing Authority,
Revenue (Meridian Health System
Obligated Group Issue)	5.00	7/1/19	2,000,000		2,067,160
New Jersey Health Care Facilities
Financing Authority,
Revenue (Trinitas Regional Medical
Center Obligated Group Issue)	5.00	7/1/24	1,000,000		1,125,070
New Jersey Health Care Facilities
Financing Authority,
Revenue (Trinitas Regional Medical
Center Obligated Group Issue)	5.00	7/1/25	1,060,000		1,202,167
New Jersey Health Care Facilities
Financing Authority,
Revenue (Trinitas Regional Medical
Center Obligated Group Issue)	5.00	7/1/26	1,000,000		1,139,380
New Jersey Tobacco Settlement Financing
Corp.,
Revenue, Refunding, Ser. A	5.00	6/1/30	5,000,000		5,764,450
New Jersey Tobacco Settlement Financing
Corp.,
Revenue, Refunding, Ser. A	5.00	6/1/32	6,000,000		6,867,660
New Jersey Tobacco Settlement Financing
Corp.,
Revenue, Refunding, Ser. A	5.00	6/1/33	5,000,000		5,700,200
New Jersey Tobacco Settlement Financing
Corp.,
Revenue, Refunding, Ser. A	5.00	6/1/34	8,000,000		9,076,640

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
New Jersey - 6.4% (continued)
New Jersey Tobacco Settlement Financing
Corp.,
Revenue, Refunding, Ser. A	5.00	6/1/35	7,000,000	7,910,420
New Jersey Transportation Trust Fund
Authority,
(Transportation System)	5.25	12/15/21	3,000,000	3,249,630
New Jersey Transportation Trust Fund
Authority,
(Transportation System)	5.50	6/15/31	5,000,000	5,313,200
New Jersey Transportation Trust Fund
Authority,
(Transportation System) (Insured;
National Public Finance Guarantee
Corp.)	5.50	12/15/21	10,000,000	10,972,200
New Jersey Transportation Trust Fund
Authority,
Revenue (Transit Systems) (Insured;
National Public Finance Guarantee
Corporation)	5.75	6/15/25	4,245,000	4,985,837
New Jersey Transportation Trust Fund
Authority,
Transportation Program Bonds	5.00	6/15/19	10,000,000	10,283,700
Rutgers The State University,
GO	5.00	5/1/21	2,000,000	2,173,400
				140,786,214
New Mexico - .2%
New Mexico Municipal Energy
Acquisition Authority,
Gas Supply Revenue	5.00	8/1/19	5,000,000	5,168,450
New York - 14.0%
Brooklyn Arena Local Development
Corporation,
PILOT Revenue (Barclays Center)
(Insured; Assured Guaranty Municipal
Corp.)	4.00	7/15/32	750,000	793,680
Brooklyn Arena Local Development
Corporation,
PILOT Revenue (Barclays Center)
(Insured; Assured Guaranty Municipal
Corp.)	4.00	7/15/33	900,000	948,258
Brooklyn Arena Local Development
Corporation,
PILOT Revenue (Barclays Center)
(Insured; Assured Guaranty Municipal
Corp.)	4.00	7/15/34	1,000,000	1,051,320
County of Nassau NY,
GO	5.00	10/1/28	10,000,000	11,803,200
Long Island Power Authority,
Electric System Revenue	5.00	9/1/42	1,500,000	1,719,630

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
New York - 14.0% (continued)
Metropolitan Transportation Authority,
Revenue (Dedicated Tax Fund)
(Climate Board Certified Green Bond)	5.25	11/15/33	5,000,000		6,038,300
Metropolitan Transportation Authority,
Revenue, Refunding	5.00	11/15/26	5,000,000		5,917,250
Metropolitan Transportation Authority,
Revenue, Refunding	4.00	11/15/38	10,000,000		10,340,600
Metropolitan Transportation Authority,
Transportation Revenue	6.50	11/15/28	2,250,000		2,297,475
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/31	10,000,000		11,603,800
Metropolitan Transportation Authority,
Transportation Revenue (Prerefunded)	6.50	11/15/18	9,030,000	[a]	9,226,673
Metropolitan Transportation Authority
Hudson Rail Yards Trust,
Obligations Revenue	5.00	11/15/51	5,000,000		5,321,700
Monroe County Industrial Development
Corporation,
Revenue (University of Rochester
Project)	5.00	7/1/30	2,000,000		2,378,640
Nassau County,
GO	5.00	4/1/35	4,845,000		5,542,728
New York City,
GO	5.00	8/1/23	5,000,000		5,710,500
New York City,
GO	5.00	8/1/24	5,000,000		5,802,050
New York City,
GO	5.00	8/1/26	5,660,000		6,274,450
New York City,
GO	5.25	3/1/35	7,000,000		8,387,050
New York City Municipal Water Finance
Authority,
Water & Sewer System Revenue,
Refunding, Ser. EE	5.00	6/15/36	10,000,000		11,640,600
New York City Municipal Water Finance
Authority ,
Water and Sewer System Revenue	5.00	6/15/32	4,435,000		5,274,767
New York City Transitional Finance
Authority,
Building Aid Revenue	5.25	7/15/35	20,000,000		24,093,800
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	2/1/23	8,325,000		8,992,998
New York Counties Tobacco Trust VI,
Tobacco Settlement Pass-Through
Bonds	5.00	6/1/45	2,000,000		2,145,540

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
New York - 14.0% (continued)
New York Liberty Development
Corporation,
Revenue (3 World Trade Center
Project)	5.15	11/15/34	3,500,000	[e]	3,845,485
New York Liberty Development
Corporation,
Revenue (3 World Trade Center
Project)	5.00	11/15/44	15,400,000	[e]	16,375,128
New York State Dormitory Authority,
Revenue (Columbia University)	5.00	10/1/41	7,000,000		7,555,800
New York State Dormitory Authority,
Revenue (Consolidated City University
System) (Insured; Assured Guaranty
Municipal Corp.)	5.75	7/1/18	45,000		45,150
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	3/15/31	5,165,000		5,849,827
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	2/15/33	25,000,000		28,516,750
New York State Dormitory Authority,
State Sales Tax Revenue	5.00	3/15/34	2,500,000		2,828,600
New York State Thruway Authority,
General Revenue	5.00	1/1/32	3,000,000		3,405,330
New York State Urban Development Corp,
Revenue (Insured; National)	5.50	3/15/24	10,000,000		11,817,500
New York State Urban Development
Corporation,
State Personal Income Tax Revenue
(General Purpose)	5.00	3/15/29	10,000,000		11,234,700
New York Transportation Development
Corporation,
Special Facility Revenue (Delta Air
Lines-Laguardia Airport Terminals)	5.00	1/1/25	20,000,000		22,510,000
New York Transportation Development
Corporation,
Special Facility Revenue (LaGuardia
Airport Terminal B Redevelopment
Project)	5.00	7/1/41	2,000,000		2,176,540
New York Transportation Development
Corporation,
Special Facility Revenue (LaGuardia
Airport Terminal B Redevelopment
Project)	5.00	7/1/46	2,500,000		2,713,525
Sales Tax Asset Receivable Corporation,
Sales Tax Asset Revenue	5.00	10/15/29	6,370,000		7,370,345
Suffolk County,
GO (Insured; Assured Guaranty
Municipal Corporation)	4.00	2/1/24	5,000,000		5,420,800

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
New York - 14.0% (continued)
Suffolk County,
GO, Refunding (Insured; Build America
Mutual Assurance Company)	4.00	10/15/27	5,000,000		5,482,450
Triborough Bridge and Tunnel Authority,
Subordinate Revenue (MTA Bridges
and Tunnels)	0.00	11/15/29	10,000,000	[b]	6,875,100
TSASC, Inc. of New York,
Senior Tobacco Settlement Bonds	5.00	6/1/23	5,000,000		5,568,250
Utility Debt Securitization Authority of
New York,
Restructuring Bonds	5.00	12/15/26	2,500,000		2,851,425
					305,747,714
North Carolina - .3%
North Carolina Medical Care Commission,
Health System Revenue (Mission Health
Combined Group)	5.00	10/1/26	1,000,000		1,043,510
North Carolina Medical Care Commission,
Health System Revenue (Mission Health
Combined Group)	5.00	10/1/28	1,030,000		1,075,186
North Carolina Medical Care Commission,
Health System Revenue (Mission Health
Combined Group)	5.00	10/1/29	1,725,000		1,798,002
North Carolina Medical Care Commission,
Health System Revenue (Mission Health
Combined Group)	5.00	10/1/30	780,000		814,219
North Carolina Municipal Power Agency
Number 1,
Catawba Electric Revenue	5.00	1/1/24	1,585,000		1,613,768
					6,344,685
Ohio - 1.3%
Board of Education of the Winton Woods
City School District,
GO (Prerefunded)	5.00	5/1/22	1,750,000	[a]	1,949,885
Board of Education of the Winton Woods
City School District,
GO (Prerefunded)	5.00	5/1/22	2,590,000	[a]	2,885,830
Columbus,
GO (Various Purpose Limited Tax)	5.00	7/1/21	3,005,000		3,281,911
Hamilton County,
Sewer System Improvement Revenue
(The Metropolitan Sewer District of
Greater Cincinnati)	5.00	12/1/26	3,500,000		4,004,315
Montgomery County,
Revenue (Catholic Health Initiatives)	6.00	10/1/23	3,055,000		3,094,257
Ohio Housing Finance Agency,
Residential Mortgage Revenue
(Mortgage-Backed Securities Program)	4.00	3/1/47	6,365,000		6,671,538

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Ohio - 1.3% (continued)
Ohio Housing Finance Agency,
Residential Mortgage Revenue
(Mortgage-Backed Securities Program)	4.50	3/1/47	2,355,000		2,529,929
Revere Local School District,
GO (School Facilities Improvement)
(Prerefunded)	5.00	6/1/22	2,500,000	[a]	2,791,450
Revere Local School District,
GO (School Facilities Improvement)
(Prerefunded)	5.00	6/1/22	2,100,000	[a]	2,344,818
					29,553,933
Oklahoma - .4%
Oklahoma Turnpike Authority,
Revenue	5.00	1/1/31	4,340,000		4,739,888
Oklahoma Turnpike Authority,
Revenue	5.00	1/1/32	3,000,000		3,269,940
					8,009,828
Oregon - 1.5%
Oregon Housing and Community Services
Department,
Mortgage Revenue (Single-Family
Mortgage Program)	4.00	1/1/47	4,355,000		4,566,348
Portland,
Sewer System Revenue, Ser. A	4.50	5/1/33	11,435,000		12,719,379
Portland,
Sewer System Revenue, Ser. A	4.50	5/1/37	13,635,000		15,024,679
					32,310,406
Pennsylvania - 9.7%
Berks County Industrial Development
Authority,
Revenue (Tower Health Project)	4.00	11/1/32	1,400,000		1,451,114
Chester County Health and Education
Facilities Authority Health System,
Revenue (Main Line Health System)	4.00	10/1/37	2,105,000		2,193,157
Commonwealth Financing Authority of
Pennsylvania,
Revenue	5.00	6/1/30	4,000,000		4,585,760
Commonwealth Financing Authority of
Pennsylvania,
Revenue	5.00	6/1/31	3,500,000		4,002,915
Commonwealth Financing Authority of
Pennsylvania,
Revenue	5.00	6/1/33	3,250,000		3,690,342
Geisinger Authority,
Health Systems Revenue (General
Health System)	5.00	2/15/34	2,000,000		2,300,820
Pennsylvania,
GO	5.00	8/15/21	7,210,000		7,820,471

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Pennsylvania - 9.7% (continued)
Pennsylvania,
GO	5.00	6/15/22	5,220,000		5,753,171
Pennsylvania,
GO	5.00	3/15/31	5,000,000		5,619,000
Pennsylvania,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	4/1/23	11,520,000	[a]	13,096,051
Pennsylvania,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	6/1/22	7,540,000	[a]	8,419,013
Pennsylvania,
GO (Prerefunded)	5.00	11/15/21	5,000,000	[a]	5,511,250
Pennsylvania,
GO, Refunding	5.00	8/15/23	10,000,000		11,231,700
Pennsylvania,
GO, Refunding	4.00	1/1/30	12,000,000		12,677,760
Pennsylvania Economic Development
Financing Authority,
UPMC Revenue	4.00	11/15/35	6,000,000		6,190,680
Pennsylvania Economic Development
Financing Authority,
UPMC Revenue	4.00	11/15/36	3,750,000		3,857,025
Pennsylvania Higher Educational
Facilities Authority,
Health System Revenue (University of
Pennsylvania Health System)	5.00	8/15/24	5,000,000		5,766,050
Pennsylvania Higher Educational
Facilities Authority,
Revenue (State System of Higher
Education)	5.00	6/15/29	5,000,000		5,770,600
Pennsylvania Housing Finance Agency,
SFMR	4.00	10/1/46	2,670,000		2,806,704
Pennsylvania Turnpike Commission,
Revenue, Refunding	4.00	12/1/37	5,000,000		5,071,100
Pennsylvania Turnpike Commission,
Turnpike Revenue (Prerefunded)	5.00	12/1/22	5,110,000	[a]	5,767,759
Pennsylvania Turnpike Commission,
Turnpike Revenue, Refunding (Sub-
Motor License Fund)	5.00	12/1/38	10,000,000		11,254,100
Pennsylvania Turnpike Commission,
Turnpike Revenue, Refunding (Insured;
Assured Guaranty Municipal
Corporation)	5.00	6/1/33	10,000,000		11,396,800
Pennsylvania Turnpike Commission,
Turnpike Revenue, Refunding (Motor
License Fund Enhanced)	5.00	12/1/35	7,085,000		8,016,465
Pennsylvania Turnpike Commission,
Turnpike Revenue, Refunding (Motor
License Fund)	5.00	12/1/41	8,345,000		9,370,016

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Pennsylvania - 9.7% (continued)
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	12/1/20	3,675,000	3,933,316
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	12/1/21	3,740,000	4,090,101
Philadelphia Authority for Industrial
Development Hospital,
Revenue (The Children's Hospital of
Philadelphia Project)	4.00	7/1/35	1,575,000	1,650,742
Philadelphia Authority for Industrial
Development Hospital,
Revenue (The Children's Hospital of
Philadelphia Project)	4.00	7/1/36	3,750,000	3,912,412
Philadelphia Authority for Industrial
Development Hospital,
Revenue (The Children's Hospital of
Philadelphia Project)	4.00	7/1/37	3,500,000	3,643,290
Philadelphia School District,
GO	5.00	9/1/24	600,000	671,442
Philadelphia School District,
GO	5.00	9/1/25	500,000	563,940
Philadelphia School District,
GO	5.00	9/1/26	500,000	563,565
Philadelphia School District,
GO	5.00	9/1/27	500,000	567,635
Pittsburgh Water & Sewer Authority,
Revenue, Refunding (Insured; Assured
Guaranty Municipal Corporation)	5.00	9/1/26	10,000,000	11,769,700
State Public School Building Authority,
School LR (The School District of
Philadelphia Project)	5.00	4/1/22	1,000,000	1,090,620
State Public School Building Authority,
School LR (The School District of
Philadelphia Project)	5.00	4/1/25	2,750,000	2,968,928
State Public School Building Authority,
School LR (The School District of
Philadelphia Project) (Insured; Assured
Guaranty Municipal Corp.)	5.00	6/1/25	5,000,000	5,660,150
State Public School Building Authority,
School LR (The School District of
Philadelphia Project) (Insured; Assured
Guaranty Municipal Corp.)	5.00	6/1/31	5,000,000	5,680,500
West Mifflin Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/27	1,140,000	1,280,904
West Mifflin Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/28	1,000,000	1,118,960
				212,786,028

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
South Carolina - .9%
Growth Remedy Opportunity Without
Tax Hike,
Installment Purchase Revenue (School
District Number 2 of Dorchester
County, School Carolina Project)	5.00	12/1/28	1,750,000	1,977,990
Growth Remedy Opportunity Without
Tax Hike,
Installment Purchase Revenue (School
District Number 2 of Dorchester
County, School Carolina Project)	5.00	12/1/29	2,000,000	2,255,080
Lexington County Health Services District,
Revenue, Refunding (LexMed Obligated
Group)	4.00	11/1/30	1,000,000	1,063,690
Lexington County Health Services District,
Revenue, Refunding (LexMed Obligated
Group)	4.00	11/1/31	1,000,000	1,061,190
Lexington County Health Services District,
Revenue, Refunding (LexMed Obligated
Group)	4.00	11/1/32	750,000	794,018
South Carolina Public Service Authority,
Revenue	5.00	12/1/30	3,315,000	3,685,882
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)	5.00	12/1/22	7,500,000	8,251,725
				19,089,575
South Dakota - .1%
South Dakota Educational Enhancement
Funding Corporation,
Tobacco Settlement Revenue	5.00	6/1/25	1,800,000	1,986,804
South Dakota Educational Enhancement
Funding Corporation,
Tobacco Settlement Revenue	5.00	6/1/27	500,000	546,525
				2,533,329
Tennessee - .8%
Clarksville Natural Gas Acquisition
Corporation,
Gas Revenue	5.00	12/15/20	1,690,000	1,804,988
Tennessee Energy Acquisition
Corporation,
Revenue (Gas Revenue Project)	4.00	5/1/23	10,000,000	10,674,300
Tennessee Housing Development Agency,
Residential Finance Program Revenue	3.50	1/1/47	2,585,000	2,669,116
Tennessee Housing Development Agency,
Residential Financing Program
Revenue	4.00	1/1/42	1,930,000	2,038,620
				17,187,024

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Texas - 9.0%
Arlington Higher Education Finance
Corporation,
Education Revenue (Uplift Education)
(Insured; Texas Permanent School
Fund Guarantee Program)	4.00	12/1/42	2,760,000		2,876,500
Arlington Higher Education Finance
Corporation,
Revenue (Harmony Public Schools)
(Insured; Texas Permanent School
Fund Guarantee Program)	5.00	2/15/42	1,000,000		1,143,830
City of Arlington TX,
Sr. Lien (Insured; Assured Guaranty
Municipal Corp.)	5.00	2/15/34	4,180,000		4,694,433
Clifton Higher Education Finance
Corporation,
Education Revenue (IDEA Public
Schools)	5.00	8/15/23	1,100,000		1,233,210
Culberson County-Allamoore
Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	4.00	2/15/41	1,300,000		1,305,408
Dallas and Fort Worth,
Joint Improvement Revenue
(Dallas/Fort Worth International
Airport)	5.00	11/1/31	5,000,000		5,458,900
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort Worth
International Airport)	5.00	11/1/26	3,000,000		3,211,260
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort Worth
International Airport)	5.00	11/1/27	3,400,000		3,636,946
Dallas Area Rapid Transit Senior Lien
Sales Tax,
Revenue	5.00	12/1/41	5,155,000		5,849,533
Dallas Texas,
GO	5.00	2/15/28	5,000,000		5,881,700
El Paso,
Water and Sewer Revenue	5.00	3/1/22	1,000,000		1,108,750
Forney Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/27	2,200,000		2,561,724
Forney Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program) (Prerefunded)	5.75	8/15/18	1,000,000	[a]	1,008,100
Grand Parkway Transportation,
BANS	5.00	2/1/23	12,500,000		13,918,125

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Texas - 9.0% (continued)
Harris County Cultural Education
Facilities Finance Corp.,
Thermal Utility Revenue, Refunding
(Teco Project)	4.00	11/15/32	2,170,000	2,308,728
Harris County Flood Control District,
GO	5.00	10/1/26	10,000,000	11,625,300
Harris County-Houston Sports Authority,
Senior Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	11/15/22	6,500,000	7,246,525
Houston,
Combined Utility System First Lien
Revenue	5.00	5/15/21	5,000,000	5,434,650
Houston,
GO, Refunding	5.00	3/1/29	5,000,000	5,877,150
Houston Community College System,
Limited Tax GO	5.00	2/15/32	8,200,000	9,099,048
Houston Community College System,
Limited Tax GO Bonds	5.00	2/15/21	2,250,000	2,433,713
New Hope Cultural Educational Facilities
Finance Corp.,
Revenue, Refunding (Children's Health
System Project)	4.00	8/15/33	2,000,000	2,105,340
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/26	10,000,000	11,365,700
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/29	2,885,000	3,334,627
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/40	5,000,000	5,451,200
North Texas Tollway Authority,
Revenue, Refunding	5.00	1/1/30	3,000,000	3,456,450
North Texas Tollway Authority,
Revenue, Refunding	5.00	1/1/30	1,750,000	2,011,100
North Texas Tollway Authority,
Revenue, Refunding	5.00	1/1/31	2,120,000	2,437,873
North Texas Tollway Authority,
Revenue, Refunding	5.00	1/1/31	1,875,000	2,149,256
North Texas Tollway Authority,
Revenue, Refunding	5.00	1/1/38	3,000,000	3,276,120
North Texas Tollway Authority,
Second Tier System Revenue	5.00	1/1/30	3,000,000	3,405,330
North Texas Tollway Authority,
Second Tier System Revenue	5.00	1/1/31	11,415,000	12,906,027
Texas Municipal Power Agency,
Revenue, Refunding	5.00	9/1/42	1,750,000	1,851,028
Texas Municipal Power Agency,
Revenue, Refunding	5.00	9/1/47	2,500,000	2,641,500
Texas Public Finance Authority,
GO	5.00	10/1/23	4,220,000	4,630,901

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Texas - 9.0% (continued)
Texas Public Finance Authority,
GO (Prerefunded)	5.00	10/1/21	5,165,000	[a]	5,641,729
Texas Transportation Commission,
GO (Mobility Fund Bonds)	5.00	10/1/24	4,000,000		4,628,000
Texas Transportation Commission,
Highway Improvement GO	5.00	4/1/24	10,000,000		11,558,200
Texas Water Development Board,
Revenue	5.00	10/15/45	8,000,000		9,095,120
Texas Water Development Board,
Revenue (Water Implementation Fund)
Ser. A	4.00	10/15/34	6,000,000		6,455,700
					196,314,734
Utah - .6%
Salt Lake City,
Airport Revenue (Salt Lake
International Airport)	5.00	7/1/29	2,500,000		2,898,900
Salt Lake City,
Airport Revenue (Salt Lake
International Airport)	5.00	7/1/30	2,000,000		2,313,960
Salt Lake City,
Airport Revenue (Salt Lake
International Airport)	5.00	7/1/31	2,400,000		2,770,560
Utah Associated Municipal Power
Systems,
Revenue (Payson Power Project)	5.00	4/1/22	5,675,000		6,198,802
					14,182,222
Vermont - .6%
Burlington,
GO	5.00	11/1/37	1,000,000		1,140,850
Vermont Educational & Health Buildings
Financing Agency,
Revenue, Refunding (University of
Vermont Medical Center)	5.00	12/1/32	10,000,000		11,419,400
					12,560,250
Virginia - .5%
Virginia Small Business Financing
Authority,
Revenue	5.00	7/1/34	9,500,000		10,172,695
Washington - 2.2%
Port of Seattle,
Intermediate Lien Revenue	5.00	3/1/28	1,750,000		1,994,808
Port of Seattle,
Intermediate Lien Revenue	5.00	4/1/29	1,000,000		1,137,860
Port of Seattle,
Intermediate Lien Revenue	5.00	4/1/30	2,840,000		3,222,662

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Washington - 2.2% (continued)
Washington,
Federal Highway Grant Anticipation
Revenue (State Road 520 Corridor
Program)	5.00	9/1/22	5,000,000	5,574,600
Washington,
Federal Highway Grant Anticipation
Revenue (State Road 520 Corridor
Program)	5.00	9/1/23	5,000,000	5,678,750
Washington,
GO (Motor Vehicle Fuel Tax)	5.00	2/1/23	5,315,000	6,010,574
Washington,
GO, Refunding	5.00	7/1/32	5,000,000	5,782,950
Washington Health Care Facilities
Authority,
Revenue (Providence Health and
Services)	5.00	10/1/21	5,550,000	6,096,009
Washington Health Care Facilities
Authority,
Revenue, Refunding (Providence St.
Joseph Health)	5.00	10/1/31	2,000,000	2,380,220
Washington Health Care Facilities
Authority,
Revenue, Refunding (Providence St.
Joseph Health)	5.00	10/1/32	2,500,000	2,967,900
Washington Health Care Facilities
Authority,
Revenue, Refunding (Virginia Mason
Medical Center)	5.00	8/15/25	1,700,000	1,936,249
Washington Health Care Facilities
Authority,
Revenue, Refunding (Virginia Mason
Medical Center)	5.00	8/15/26	2,000,000	2,288,680
Washington Health Care Facilities
Authority,
Revenue, Refunding (Virginia Mason
Medical Center)	5.00	8/15/27	2,175,000	2,510,929
				47,582,191
West Virginia - 1.0%
West Virginia Economic Development
Authority,
LR (Correctional, Juvenile and Public
Safety Facilities)	5.00	6/1/28	10,000,000	11,012,100
West Virginia Economic Development
Authority,
LR (Correctional, Juvenile and Public
Safety Facilities)	5.00	6/1/29	10,000,000	10,996,000
				22,008,100

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Wisconsin - 1.1%
Wisconsin,
GO	4.00	5/1/34	12,415,000		13,301,059
Wisconsin Transportation,
Revenue	5.00	7/1/36	1,800,000		2,030,490
Wisconsin Transportation,
Revenue	5.00	7/1/37	1,600,000		1,802,976
WPPI Energy,
Power Supply System Revenue	5.00	7/1/29	1,000,000		1,132,840
WPPI Energy,
Power Supply System Revenue	5.00	7/1/30	1,000,000		1,130,440
WPPI Energy,
Power Supply System Revenue	5.00	7/1/31	1,000,000		1,128,650
WPPI Energy,
Power Supply System Revenue	5.00	7/1/32	500,000		563,430
WPPI Energy,
Power Supply System Revenue	5.00	7/1/33	2,000,000		2,250,140
					23,340,025
U.S. Related - .4%
A.B. Won International Airport Authority
of Guam,
General Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.50	10/1/33	1,000,000		1,120,580
Guam,
LOR (Section 30)	5.00	12/1/28	2,000,000		2,200,220
Guam,
LOR (Section 30)	5.00	12/1/29	2,000,000		2,184,940
Puerto Rico Electric Power Authority,
Power Revenue	5.25	7/1/18	5,000,000	[d]	1,987,500
Puerto Rico Sales Tax Financing
Corporation,
Sales Tax Revenue (First Subordinate
Series)	0/6.25	8/1/33	2,500,000	[f]	650,475
Puerto Rico Sales Tax Financing
Corporation,
Sales Tax Revenue (First Subordinate
Series)	6.75	8/1/32	5,000,000	[d]	1,600,000
					9,743,715
Total Long-Term Municipal Investments
(cost $2,144,690,127)					2,172,790,094

Short-Term Municipal Investments - .1%
Illinois - .0%
Illinois Finance Authority,
Revenue (The University of Chicago
Medical Center) (LOC; Wells Fargo
Bank)	0.90	6/1/18	1,100,000	[g]	1,100,000

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Municipal Investments - .1% (continued)
Tennessee - .1%
Montgomery County Public Building
Authority,
Pooled Financing Revenue (Tennessee
County Loan Pool) (LOC; Bank of
America)	0.97	6/1/18	1,400,000 [g]	1,400,000
Total Short-Term Municipal Investments
(cost $2,500,000)				2,500,000
Total Investments (cost $2,147,190,127)			99.4%	2,175,290,094
Cash and Receivables (Net)			0.6%	12,886,942
Net Assets			100.0%	2,188,177,036

GO—General Obligation
LIBOR—London Interbank Offered Rate

[a]	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b]	Security issued with a zero coupon. Income is recognized through the accretion of discount.
[c]	Variable rate security—rate shown is the interest rate in effect at period end.
[d]	Non-income producing—security in default.
[e]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, these securities were valued at
$20,220,613 or .92% of net assets.
[f]	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
[g]	The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon National Intermediate Municipal Bond Fund
May 31, 2018 (Unaudited)

	Number of		Notional		Unrealized
Description	Contracts	Expiration	Value ($)	Value ($)	Appreciation ($)
Futures Short
U.S. Treasury 5 Year
Notes	144	9/2018	(16,421,356)	(16,400,250)	21,106
Ultra 10 Year U. S.
Treasury Notes	552	9/2018	(70,847,122)	(70,845,750)	1,372
Gross Unrealized Appreciation					22,478

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon National Intermediate Municipal Bond Fund
May 31, 2018 (Unaudited)

The following is a summary of the inputs used as of May 31, 2018 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	2,175,290,094	-	2,175,290,094
Other Financial Instruments:
Futures††	22,478	-	-	22,478

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

NOTES

At May 31, 2018, accumulated net unrealized appreciation on investments was $28,099,967, consisting of $44,948,615 gross unrealized appreciation and $16,848,648 gross unrealized depreciation.

At May 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Municipal Money Market Fund
May 31, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 100.5%
Alaska - 1.9%
Alaska Housing Finance Corporation,
Revenue (University of Alaska) Ser. A	1.08	6/7/18	2,600,000	[a]	2,600,000
Tender Option Bond Trust Receipts
(Series 2017-XL0044), 4/1/25,
Revenue (Liquidity Facility; JPMorgan
Chase Bank)	1.16	6/7/18	6,750,000	[a,b,c,d]	6,750,000
Tender Option Bond Trust Receipts
(Series 2017-XM0532), 4/1/25,
Revenue (Liquidity Facility; JPMorgan
Chase Bank NA)	1.16	6/7/18	4,665,000	[a,b,c,d]	4,665,000
					14,015,000
Arizona - 4.4%
Casa Grande Industrial Development
Authority,
MFHR, Refunding (Center Park
Apartments Project) (LOC; FNMA)	1.20	6/7/18	2,010,000	[a]	2,010,000
Phoenix Industrial Development
Authority,
Facilities Revenue (Southwest Human
Development Project) (LOC; Wells
Fargo Bank)	1.20	6/7/18	980,000	[a]	980,000
Phoenix Industrial Development
Authority,
MFHR, Refunding (Del Mar Terrace
Apartments Project) (Liquidity
Facility; FHLMC and LOC; FHLMC)	1.12	6/7/18	17,300,000	[a]	17,300,000
RBC Municipal Products Trust (Series E-
85),
Revenue (Liquidity Facility; Royal
Bank of Canada)	1.09	6/7/18	12,000,000	[a,b,c,d]	12,000,000
Tempe Industrial Development
Authority,
Revenue (The Centers for Habilitation
Project) (LOC; Wells Fargo Bank)	1.25	6/7/18	770,000	[a]	770,000
					33,060,000
California - 4.7%
California Enterprise Development
Authority,
IDR (Pocino Foods Company Project)
(LOC; FHLB)	1.11	6/7/18	2,810,000	[a]	2,810,000
California Enterprise Development
Authority,
IDR (Tri Tool Inc. Project) (LOC;
Comerica Bank)	1.13	6/7/18	100,000	[a]	100,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 100.5% (continued)
California - 4.7% (continued)
California Enterprise Development
Authority,
Recovery Zone Facility Revenue
(Regional Properties, Inc. Project)
(LOC; FHLB)	1.11	6/7/18	15,000,000	[a,c]	15,000,000
San Diego Public Facility Finance
Authority,
Water Revenue, CP (LOC; Bank of
America NA)	1.28	7/16/18	6,246,000		6,244,696
San Diego Public Facility Finance
Authority,
Water Revenue, CP (LOC; Bank of
America NA)	1.65	8/2/18	10,000,000		9,997,633
Tender Option Bond Trust Receipts
(Series 2018-XF0608), 11/1/47,
Revenue (Kaiser Permanente)
(Liquidity Facility; TD Bank NA)	1.06	6/7/18	1,000,000	[a,b,c,d]	1,000,000
					35,152,329
Colorado - .5%
Colorado Educational and Cultural
Facilities Authority,
Revenue (Denver Seminary Project)
(LOC; Wells Fargo Bank)	1.20	6/7/18	1,915,000	[a]	1,915,000
Colorado Educational and Cultural
Facilities Authority,
Revenue, Refunding (Boulder Country
Day School Project) (LOC; Wells Fargo
Bank)	1.20	6/7/18	2,010,000	[a]	2,010,000
					3,925,000
Connecticut - 2.3%
RIB Floater Trust (Series 2017-016),
GO (Liquidity Facility; Barclays Bank
PLC and LOC; Barclays Bank PLC)	1.12	6/7/18	17,000,000	[a,b,c,d]	17,000,000
District of Columbia - 3.2%
District of Columbia,
Revenue (District of Columbia
Preparatory Academy Issue) (LOC;
M&T Trust)	1.30	6/7/18	4,000,000	[a]	4,000,000
District of Columbia,
Revenue (Pew Charitable Trust) (LOC;
PNC Bank NA)	1.05	6/7/18	10,200,000	[a]	10,200,000
RBC Municipal Products Trust (Series E-
109),
GO, Refunding (Liquidity Facility;
Royal Bank of Canada and LOC; Royal
Bank of Canada)	1.09	6/7/18	10,000,000	[a,b,c,d]	10,000,000
					24,200,000

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 100.5% (continued)
Florida - 7.5%
Brevard County,
Revenue (Holy Trinity Episcopal
Academy Project) (LOC; Wells Fargo
Bank)	1.25	6/7/18	345,000	[a]	345,000
Collier County Industrial Development
Authority,
Revenue (Redlands Christian Migrant
Association, Inc. Project) (LOC; Bank
of America)	1.16	6/7/18	2,225,000	[a]	2,225,000
Florida Development Finance
Corporation,
Enterprise Bond Program IDR (Center
Court Properties, LLC Project) (LOC;
Branch Banking and Trust Co.)	1.11	6/7/18	1,490,000	[a]	1,490,000
Florida Housing Finance Corporation,
Revenue (Maitland Apartments) (LOC;
FHLMC)	1.20	6/7/18	15,675,000	[a]	15,675,000
Gainesville Utilities System,
Revenue, Refunding (Liquidity
Facility; State Street Bank & Trust Co.)	1.06	6/7/18	32,000,000	[a]	32,000,000
Jacksonville,
Educational Facilities Revenue
(Edward Waters College Project)
(LOC; Wells Fargo Bank)	1.20	6/7/18	2,700,000	[a]	2,700,000
Jacksonville,
Educational Facilities Revenue
(Edward Waters College Project)
(LOC; Wells Fargo Bank)	1.20	6/7/18	245,000	[a]	245,000
Jacksonville,
IDR (University of Florida Health
Sciences Center Clinic) (LOC; Branch
Banking and Trust Co.)	1.09	6/7/18	1,400,000	[a]	1,400,000
					56,080,000
Georgia - .9%
RBC Municipal Products Trust (Series E-
107),
Revenue (Burke County Development
Authority for Pollution Control)
(Liquidity Facility; Royal Bank of
Canada and LOC; Royal Bank of
Canada)	1.12	6/7/18	7,050,000	[a,b,c,d]	7,050,000
Illinois - 4.1%
Illinois Educational Facilities Authority,
Revenue (Aurora University) (LOC;
BMO Harris Bank NA)	1.04	6/7/18	6,300,000	[a]	6,300,000
Illinois Finance Authority,
Revenue (Everest Academy of Lemont
Inc. Project) (Liquidity Facility; FHLB
and LOC; FHLB)	1.20	6/7/18	5,280,000	[a]	5,280,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 100.5% (continued)
Illinois - 4.1% (continued)
Illinois Finance Authority,
Revenue (Marwen Foundation
Project) (LOC; Northern Trust
Company)	1.14	6/7/18	3,810,000	[a]	3,810,000
Illinois Housing Development Authority,
MFHR (Woodlawn Six Apartments)
(LOC; FHLMC)	1.09	6/7/18	7,615,000	[a]	7,615,000
Kendall Kane & Will Counties,
Revenue (Educational Purpose)	2.00	7/31/18	6,000,000		6,004,281
Lake Villa,
Revenue (The Allendale Association
Project) (LOC; Wells Fargo Bank)	1.11	6/7/18	1,560,000	[a]	1,560,000
					30,569,281
Indiana - 1.9%
Crawfordsville,
IDR, Refunding (National Service
Industries, Inc. Project) (LOC; Wells
Fargo Bank)	1.20	6/7/18	4,000,000	[a]	4,000,000
Indiana Development Finance Authority,
EDR (Goodwill Industries of Michiana,
Inc. Project) (LOC; PNC Bank NA)	1.09	6/7/18	4,630,000	[a]	4,630,000
Indiana Health Facility Financing
Authority,
Revenue (Anthony Wayne
Rehabilitation Center for Handicapped
and Blind, Inc. Project) (LOC; Wells
Fargo Bank)	1.20	6/7/18	1,750,000	[a]	1,750,000
Saint Joseph County,
Health Care Facility Revenue (South
Bend Medical Foundation Project)
(LOC; PNC Bank NA)	1.09	6/7/18	3,780,000	[a]	3,780,000
					14,160,000
Kansas - 1.2%
Burlington,
EIR, Refunding (Kansas City Power
and Light Company Project) (Liquidity
Facility; Mizuho Bank, Ltd.)	1.11	6/7/18	2,200,000	[a]	2,200,000
Burlington,
Environment Improvement Revenue
(Kansas City Power and Light) (LOC;
Mizuho Bank, Ltd.)	1.11	6/7/18	6,750,000	[a]	6,750,000
					8,950,000
Kentucky - .6%
Jefferson County,
Industrial Revenue, Refunding
(Zeochem L.L.C. Project) (LOC; UBS
AG)	1.13	6/7/18	3,625,000	[a]	3,625,000

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 100.5% (continued)
Kentucky - .6% (continued)
Lexington-Fayette Urban County
Government,
Industrial Building Revenue
(Community Action Council Project)
(LOC; PNC Bank NA)	1.11	6/7/18	665,000	[a]	665,000
					4,290,000
Louisiana - 3.0%
Louisiana Public Facilities Authority,
Revenue (Air Products and Chemicals
Project)	0.87	6/1/18	22,500,000	[a]	22,500,000
Maryland - 1.9%
Baltimore County,
Revenue, Refunding (Shade Tree
Trace Apartments Facility) (LOC; M&T
Trust)	1.30	6/7/18	835,000	[a]	835,000
Maryland Economic Development
Corporation,
EDR (Prologue, Inc. Project) (LOC;
Bank of America)	1.16	6/7/18	2,135,000	[a]	2,135,000
Maryland Health & Higher Educational
Facilities Authority,
Pooled Loan Program Revenue (LOC;
Bank of America)	1.13	6/7/18	4,500,000	[a]	4,500,000
Tender Option Bond Trust Receipts
(Series 2017-XG0146), 11/15/24,
(Medical Health and Higher
Educational Facilities Authority,
Revenue) (LOC; JPMorgan Chase Bank
NA)	1.11	6/7/18	6,635,000	[a,b,c,d]	6,635,000
					14,105,000
Massachusetts - 2.4%
Massachusetts Development Finance
Agency,
Revenue (Partners HealthCare System
Issue) (Liquidity Facility; Wells Fargo
Bank)	1.05	6/7/18	7,950,000	[a]	7,950,000
RBC Municipal Products Trust (Series
2018-E116),
GO (Liquidity Facility; Royal Bank of
Canada and LOC; Royal Bank of
Canada)	1.09	6/7/18	10,000,000	[a,b,c,d]	10,000,000
					17,950,000
Minnesota - 2.4%
Eden Prairie,
MF Housing Revenue (Park at City
West Apartments) (LOC; FHLMC)	1.20	6/7/18	14,805,000	[a]	14,805,000
Minneapolis,
MFHR (Seven Corners Apartments
Project) (LOC; Wells Fargo Bank)	1.20	6/7/18	1,155,000	[a]	1,155,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 100.5% (continued)
Minnesota - 2.4% (continued)
Minnesota Higher Education Facilities
Authority,
Revenue (Macalester College)	1.14	6/7/18	1,200,000	[a]	1,200,000
Saint Paul Housing and Redevelopment
Authority,
Revenue (Goodwill/Easter Seals
Project) (LOC; U.S. Bank NA)	1.15	6/7/18	1,115,000	[a]	1,115,000
					18,275,000
Mississippi - .5%
Mississippi Business Finance
Corporation,
Revenue, Refunding (Jackson Heart
Realty Refunding Project) (LOC;
FHLB)	1.10	6/7/18	3,545,000	[a]	3,545,000
Missouri - .7%
St Charles County Industrial
Development Authority,
Revenue (Casalon Apartments
Project) (Insured; FNMA)	1.19	6/7/18	5,330,000	[a]	5,330,000
New Jersey - 3.9%
Hamilton Township Mercer County,
GO, Refunding, Ser. B	4.00	6/1/18	550,000		550,000
New Jersey Economic Development
Authority,
Economic Development Revenue,
Refunding (Jewish Community
Foundation MetroWest Inc. Project)
(LOC; Wells Fargo Bank NA)	1.25	6/7/18	200,000	[a]	200,000
RBC Municipal Products Trust (Series
2017-E-103),
Revenue (LOC; Royal Bank of Canada
and Liquidity Facility; Royal Bank of
Canada)	1.09	6/7/18	15,000,000	[a,b,c,d]	15,000,000
Tender Option Bond Trust Receipts
(Series 2016-XF2370), 6/15/30,
(New Jersey Transportation Trust
Fund Authority, Federal Highway
Reimbursement Revenue Notes)
(Liquidity Facility; Barclays Bank PLC
and LOC; Barclays Bank PLC)	1.08	6/7/18	3,670,000	[a,b,c,d]	3,670,000
Tender Option Bond Trust Receipts
(Series 2016-ZF0468), 6/15/19,
(New Jersey Transportation Trust
Fund Authority (Transportation
System)) (LOC; Royal Bank of Canada)	1.11	6/7/18	8,550,000	[a,b,c,d]	8,550,000

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 100.5% (continued)
New Jersey - 3.9% (continued)
Tender Option Bond Trust Receipts
(Series 2016-ZF0470), 7/1/20,
(New Jersey Turnpike Authority,
Turnpike Revenue) (LOC; Royal Bank
of Canada)	1.11	6/7/18	1,500,000	[a,b,c,d]	1,500,000
					29,470,000
New York - 17.2%
Coxsackie-Athens Central School
District,
BAN	2.50	6/8/18	5,000,000		5,000,926
Metropolitan Transportation Authority
of New York,
(Liquidity Facility; Citibank NA)	1.14	6/7/18	2,590,000	[a,b,c,d]	2,590,000
New York City,
GO Notes (LOC; Mizuho Bank, Ltd.)	0.90	6/1/18	17,845,000	[a]	17,845,000
New York City Capital Resource
Corporation,
Recovery Zone Facility Revenue
(WytheHotel Project) (LOC; M&T
Trust)	1.18	6/7/18	3,700,000	[a]	3,700,000
New York City Municipal Water Finance
Authority,
Water and Sewer System Revenue
(Liquidity Facility; Mizuho Bank, Ltd.)	0.90	6/1/18	4,085,000	[a]	4,085,000
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue
(Liquidity Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.90	6/1/18	11,900,000	[a]	11,900,000
New York State Housing Finance
Agency,
Housing Revenue (505 West 37th
Street) (LOC; Landesbank Hessen-
Thuringen Girozentrale)	0.95	6/1/18	18,645,000	[a]	18,645,000
New York State Housing Finance
Agency,
Housing Revenue (505 West 37th
Street) (LOC; Landesbank Hessen-
Thuringen Girozentrale)	0.95	6/1/18	17,050,000	[a]	17,050,000
Oneida County Industrial Development
Agency,
Civic Facility Revenue (Saint Elizabeth
Medical Center Facility) (LOC; HSBC
Bank USA)	1.10	6/7/18	1,500,000	[a]	1,500,000
Ravena Coeymans Selkirk Central School
District,
BAN	2.50	8/17/18	3,000,000		3,003,689

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 100.5% (continued)
New York - 17.2% (continued)
Sachem Central School District of
Holbrook,
TAN	2.00	6/28/18	10,000,000		10,003,848
Tender Option Bond Trust Receipts
(Series 2016-ZF0275), 1/15/39,
(New York City Transitional Finance
Authority, Building Aid Revenue)
(Liquidity Facility; TD Bank)	1.11	6/7/18	2,385,000	[a,b,c,d]	2,385,000
Tender Option Bond Trust Receipts
(Series 2018-XF0615), 11/15/25,
(Metropolian Transportation
Authority, Revenue, Refunding)
(Liquidity Facility; JPMorgan Chase
Bank NA)	1.14	6/7/18	12,375,000	[a,b,c,d]	12,375,000
Tender Option Bond Trust Receipts
(Series 2018-XF0623), 11/15/42,
(Liquidity Facility; TD Bank NA)	1.14	6/7/18	5,000,000	[a,b,c,d]	5,000,000
Tompkins County Industrial
Development Agency,
Civic Facility Revenue (Community
Development Properties Ithaca, Inc.
Project) (LOC; M&T Trust)	1.30	6/7/18	5,000,000	[a]	5,000,000
Triborough Bridge and Tunnel
Authority,
General Revenue, Refunding (MTA
Bridges and Tunnels) (Liquidity
Facility; Landesbank Hessen-
Thuringen Girozentrale)	0.90	6/1/18	9,195,000	[a]	9,195,000
					129,278,463
North Carolina - .1%
North Carolina Medical Care
Commission,
Health Care Facilities Revenue (Lower
Cape Fear Hospice, Inc.) (LOC; Branch
Banking and Trust Co.)	1.08	6/7/18	950,000	[a]	950,000
Ohio - 4.5%
Butler County,
Revenue (The Lakota Family YMCA)
(LOC; PNC Bank NA)	1.11	6/7/18	1,400,000	[a]	1,400,000
Hamilton County,
Hospital Facilities Revenue
(Beechwood Home Project) (LOC; PNC
Bank NA)	1.09	6/7/18	2,750,000	[a]	2,750,000
Ohio Higher Education Facility Case,
CP (Cleveland Clinic)	1.38	6/21/18	7,940,000		7,938,224
Salem,
Civic Facility Revenue (Community
Center, Inc. Project) (LOC; PNC Bank
NA)	1.09	6/7/18	5,060,000	[a]	5,060,000

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 100.5% (continued)
Ohio - 4.5% (continued)
Stark County Port Authority,
Revenue (Canton Country Day School
Project) (LOC; PNC Bank NA)	1.14	6/7/18	610,000	[a]	610,000
Stark County Port Authority,
Revenue (Community Action Agency
Project) (LOC; JPMorgan Chase Bank)	1.13	6/7/18	1,205,000	[a]	1,205,000
Tender Option Bond Trust Receipts
(Series 2018-YX1079), 9/1/25 ,
Revenue (Liquidity Agreement;
Barclays Bank PLC and LOC; Barclays
Bank PLC)	1.21	6/7/18	14,590,000	[a,b,c,d]	14,590,000
					33,553,224
Pennsylvania - .6%
Pennsylvania Economic Development
Financing Authority,
EDR (Montessori Academy of
Chambersburg, Inc. Project) (LOC;
PNC Bank NA)	1.15	6/7/18	1,100,000	[a]	1,100,000
Pennsylvania Higher Educational
Facilities Authority,
Revenue (Association of Independent
Colleges and Universities of
Pennsylvania Financing Program -
Moore College of Art and Design
Project) (LOC; PNC Bank NA)	1.11	6/7/18	1,300,000	[a]	1,300,000
York Redevelopment Authority,
Revenue (LOC; M&T Trust)	1.35	6/7/18	2,160,000	[a]	2,160,000
					4,560,000
South Carolina - 2.5%
South Carolina Housing Finance &
Development Authority,
Single Family Revenue	0.85	7/2/18	295,000		294,838
South Carolina Jobs-Economic
Development Authority,
Economic Development Revenue
(YMCA Beaufort County Project) (LOC;
Branch Banking and Trust)	1.08	6/7/18	1,210,000	[a]	1,210,000
South Carolina Jobs-Economic
Development Authority,
EDR (YMCA of Coastal Carolina
Project) (LOC; Wells Fargo Bank)	1.20	6/7/18	2,290,000	[a]	2,290,000
Tender Option Bond Trust Receipts
(Series 2017-XG0149), 12/1/50,
Revenue, Refunding (Liquidity
Facility; Barclays Bank PLC)	1.10	6/7/18	15,315,000	[a,b,c,d]	15,315,000
					19,109,838

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 100.5% (continued)
Tennessee - 2.3%
Cleveland Health and Educational
Facilities Board,
Revenue (Lee University Project)
(LOC; Branch Banking and Trust Co.)	1.10	6/7/18	500,000	[a]	500,000
Hawkins County Industrial Development
Board,
IDR, Refunding (Leggett and Platt, Inc.
Project) (LOC; Wells Fargo Bank)	1.18	6/7/18	1,750,000	[a]	1,750,000
Sevier County Public Building Authority,
Local Government Public
Improvement Revenue (LOC; Bank of
America NA)	1.06	6/7/18	7,200,000	[a]	7,200,000
Tender Option Bond Trust Receipts
(Series 2017-XG0145), 7/1/48,
Revenue (Vanderbilt University
Medical Center Program) (Liquidity
Facility; Barclays Bank PLC and LOC;
Barclays Bank PLC)	1.10	6/7/18	3,485,000	[a,b,c,d]	3,485,000
Tender Option Bond Trust Receipts
(Series 2018-XL0062), 7/1/24,
(Liquidity Facility; Citibank NA and
LOC; Citibank NA)	1.12	6/7/18	4,420,000	[a,b,c,d]	4,420,000
					17,355,000
Texas - 20.5%
Atascosa County Industrial
Development Corporation,
PCR, Refunding (San Miguel Electric
Cooperative, Inc. Project) (LOC;
National Rural Utilities Cooperative
Finance Corporation)	1.08	6/7/18	34,100,000	[a]	34,100,000
Dallas Waterworks and Sewer,
CP (Liquidity Facility; State Street
Bank and Trust)	1.80	6/12/18	7,100,000		7,100,000
Gulf Coast Industrial Development
Authority,
Revenue (Petrounited Term Inc.)
(LOC; BNP Paribas)	1.13	6/7/18	6,200,000	[a]	6,200,000
JPMorgan Chase Putters/Drivers Trust,
(Memorial Hermann Health)
(Liquidity Facility; JPMorgan Chase
Bank NA) (LOC; JPMorgan Chase Bank
NA)	0.95	6/1/18	7,825,000	[a,b,c,d]	7,825,000
Midlothian Industrial Development
Corporation,
Revenue (Holcim Project) (LOC; UBS
AG)	1.05	6/7/18	18,900,000	[a]	18,900,000

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 100.5% (continued)
Texas - 20.5% (continued)
RBC Municipal Products Trust (Series E-
98),
Revenue (Lower Colorado Rover
Authority) (LOC; Royal Bank of
Canada and Liquidity Facility; Royal
Bank of Canada)	1.09	6/7/18	2,400,000	[a,b,c,d]	2,400,000
Red River Education Finance
Corporation,
Higher Education Revenue (Texas
Christian University Project)
(Liquidity Facility; Northern Trust
Company)	1.02	6/7/18	23,600,000	[a]	23,600,000
Tender Option Bond Trust Receipts
(Series 2018-XG0164), 2/1/48,
(Insured; Texas Permanent School
Fund Guarantee Program and
Liquidity Facility; Bank of America
NA)	N.A.	6/7/18	2,795,000 [a,b,c,d]		2,795,000
Texas,
(SPA; Sumitomo Mitsui Banking
Corporation)	1.10	6/7/18	3,030,000	[a]	3,030,000
Texas,
GO Notes (Veterans Bonds) (Liquidity
Facility; Mizuho Bank, Ltd.)	1.08	6/7/18	22,550,000	[a]	22,550,000
University of Texas System Board of
Regents,
CP	1.25	6/4/18	25,000,000		24,999,753
					153,499,753
Utah - .3%
Ogden City Redevelopment Agency,
Tax Increment Revenue (LOC; Wells
Fargo Bank)	1.20	6/7/18	2,090,000	[a]	2,090,000
Vermont - .1%
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Capital Asset Financing
Program) (LOC; Wells Fargo Bank)	1.40	6/7/18	730,000	[a]	730,000
Washington - 1.4%
Squaxin Island Tribe,
Tribal Infrastructure Revenue (LOC;
Bank of America NA)	N.A.	6/7/18	6,720,000	[a]	6,720,000
Washington Housing Finance
Commission,
Nonprofit Revenue (The Evergreen
School Project) (LOC; Wells Fargo
Bank)	1.20	6/7/18	495,000	[a]	495,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 100.5% (continued)
Washington - 1.4% (continued)
Washington Housing Finance
Commission,
Revenue (Artspace Everett Lofts and
Multi-Family Housing Project) (LOC;
FHLMC)	1.06	6/7/18	3,200,000	[a]	3,200,000
					10,415,000
West Virginia - .3%
Cabell County Commission,
Revenue (Huntington YMCA Project)
(LOC; JPMorgan Chase Bank)	1.13	6/7/18	1,975,000	[a]	1,975,000
Wisconsin - 2.7%
Byron,
IDR, Refunding (Ocean Spray
Cranberries, Inc. Project) (LOC; Bank
of America)	1.20	6/7/18	6,500,000	[a]	6,500,000
Wisconsin Health and Educational
Facilities,
CP (Aurora Health Care) (LOC;
JPMorgan Chase Bank NA)	1.32	8/3/18	5,800,000		5,799,196
Wisconsin Health and Educational
Facilities Authority,
Revenue (Goodwill Industries of
North Central Wisconsin, Inc.) (LOC;
Wells Fargo Bank)	1.20	6/7/18	4,930,000	[a]	4,930,000
Wisconsin Health and Educational
Facilities Authority,
Revenue (Madison Family Medicine
Residency Corporation, Inc. Project)
(LOC; JPMorgan Chase Bank)	1.13	6/7/18	930,000	[a]	930,000
Wisconsin Health and Educational
Facilities Authority,
Revenue (Sinsinawa Nursing, Inc.
Project) (LOC; JPMorgan Chase Bank)	1.13	6/7/18	250,000	[a]	250,000
Wisconsin Housing and Economic
Development Authority,
SMFH Revenue, Ser. C (SPA; Federal
Home Loan Bank)	1.12	6/7/18	2,000,000	[a]	2,000,000
					20,409,196

Total Investments (cost $753,552,084)	100.5%	753,552,084
Liabilities, Less Cash and Receivables	(0.5%)	(3,834,949)
Net Assets	100.0%	749,717,135

[a]

The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

[b]	Variable rate security—rate shown is the interest rate in effect at period end.
[c]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, these securities amounted to $192,000,000 or 25.61% of net assets.

[d]

The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short- term rates).

STATEMENT OF INVESTMENTS
BNY Mellon National Municipal Money Market Fund
May 31, 2018 (Unaudited)

The following is a summary of the inputs used as of May 31, 2018 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	753,552,084
Level 3 - Significant Unobservable Inputs	-
Total	753,552,084

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Short-Term Municipal Bond Fund
May 31, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 94.4%
Alabama - 1.8%
Black Belt Energy Gas District,
Gas Supply Revenue	4.00	6/1/21	17,085,000	17,960,606
Arizona - .8%
Arizona,
COP	5.00	10/1/19	7,000,000	7,292,740
Coconino County Pollution Control,
Revenue (Nevada Power Company)	1.60	5/21/20	1,100,000	1,087,592
				8,380,332
California - 2.1%
Bay Area Toll Authority,
Toll Bridge Revenue, Refunding (San
Francisco Bay Area Subordinate Toll
Bridge)	1.38	4/1/20	5,000,000	4,966,450
California Municipal Finance Authority,
Revenue (Community Medical Centers)	5.00	2/1/19	1,000,000	1,018,770
California Pollution Control Finance
Authority,
SWDR (USA Waste Services, Inc.
Project)	1.50	6/1/18	1,500,000	1,500,000
California State University Trustees,
Systemwide Revenue	3.00	11/1/19	1,690,000	1,707,863
Golden State Tobacco Securitization
Corporation,
Revenue	5.00	6/1/20	3,000,000	3,175,470
San Francisco City & County Commission
International Airport,
Revenue, Refunding	5.00	5/1/21	5,000,000	5,430,550
Successor Agency to the Redevelopment
Agency of the City of Pittsburg,
Subordinate Tax Allocation Revenue
(Los Medanos Community
Development Project) (Insured;
Assured Guaranty Municipal Corp.)	5.00	9/1/18	2,750,000	2,771,560
				20,570,663
Colorado - .8%
Colorado Educational & Cultural Facilities
Authority,
Revenue, Refunding (Johnson & Wales
University Project) Ser. B	5.00	4/1/20	910,000	958,831

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 94.4% (continued)
Colorado - .8% (continued)
Colorado Educational & Cultural Facilities
Authority,
Revenue, Refunding (Johnson & Wales
University Project) Ser. B (Escrowed to
Maturity)	5.00	4/1/20	390,000	411,649
Colorado Health Facilities Authority,
Revenue (Catholic Health Initiatives)	1.88	11/6/19	5,000,000	4,974,550
University of Colorado Hospital
Authority,
Revenue	4.00	3/1/20	2,000,000	2,049,520
				8,394,550
Connecticut - 2.4%
Bridgeport,
GO	4.00	8/15/18	2,000,000	2,008,320
Connecticut Health and Educational
Facilities Authority,
Revenue (Yale University)	5.00	7/1/20	10,000,000	10,621,400
Connecticut Transportation
Infrastructure Purpose,
Special Tax Obligation Revenue	5.00	1/1/21	5,000,000	5,352,450
Connecticut Transportation
Infrastructure Purpose,
Special Tax Obligation Revenue	5.00	1/1/22	5,000,000	5,460,700
				23,442,870
Florida - 4.6%
Citizens Property Insurance Corporation,
Personal Lines Account/Commercial
Lines Account Senior Secured Revenue	5.00	6/1/20	9,400,000	9,959,300
Hillsborough County School Board,
CP, Refunding (Florida Master Lease
Program)	5.00	7/1/21	7,000,000	7,618,800
Miami-Dade County,
Aviation Revenue	5.00	10/1/18	3,700,000	3,738,813
Miami-Dade County,
Water and Sewer System Revenue	5.00	10/1/20	4,000,000	4,278,720
Miami-Dade County Industrial
Development Authority,
Revenue (Waste Management Inc. of
Florida Project)	1.45	8/1/18	5,000,000	4,996,150
Orange County Health Facilities
Authority,
HR (Orlando Health, Inc.)	5.25	10/1/20	5,000,000	5,227,400
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/20	2,000,000	2,138,420

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 94.4% (continued)
Florida - 4.6% (continued)
Palm Beach County Health Facilities
Authority,
Retirement Communities Revenue
(Adult Communities Total Services, Inc.
Retirement - Life Communities, Inc.
Obligated Group)	4.00	11/15/19	2,000,000		2,064,600
Palm Beach County Health Facilities
Authority,
Retirement Communities Revenue
(Adult Communities Total Services, Inc.
Retirement - Life Communities, Inc.
Obligated Group)	4.00	11/15/20	2,000,000		2,094,560
Palm Beach County School Board,
CP, Refunding	5.00	8/1/21	1,525,000		1,663,333
Palm Beach County School Board,
CP, Refunding	5.00	8/1/22	1,875,000		2,088,019
					45,868,115
Georgia - 2.6%
Burke County Development Authority,
PCR (Georgia Power Company Plant
Vogtle Project)	2.35	12/11/20	5,000,000		4,989,050
Georgia Municipal Association, Inc.,
Installment Sale Program, COP (City
Court of Atlanta Project)	5.00	12/1/19	2,270,000		2,377,802
Monroe County Development Authority,
PCR (Gulf Power Company Plant
Scherer Project)	2.00	6/21/18	7,000,000		7,000,980
Municipal Electric Authority,
Revenue, Refunding (Project 1) Series
2008 D (Prerefunded)	6.00	7/1/18	10,980,000	[a]	11,017,112
					25,384,944
Illinois - 4.7%
Chicago,
Second Lien Water Revenue	5.00	11/1/19	3,250,000		3,380,520
Chicago,
Waterworks Revenue, Refunding	5.00	11/1/19	2,500,000		2,600,400
Chicago Board of Education,
GO, Refunding (Chicago School Reform
Board)	5.00	12/1/19	2,020,000		2,077,307
Chicago Board of Education,
GO, Refunding (Chicago School Reform
Board)	5.25	12/1/20	1,175,000		1,238,885
Chicago Board of Education,
GO, Refunding (Chicago School Reform
Board)	5.25	12/1/20	1,275,000		1,344,322
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues)	4.25	12/1/18	3,115,000		3,134,157

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 94.4% (continued)
Illinois - 4.7% (continued)
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues) (Escrowed to Maturity)	4.25	12/1/18	1,905,000		1,928,965
Cook County,
GO, Refunding	5.00	11/15/20	890,000		952,790
Illinois,
GO	4.00	7/1/18	5,000,000		5,005,850
Illinois,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	6/1/18	1,960,000		1,960,000
Illinois,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/19	10,000,000		10,167,000
Illinois,
Sales Tax Revenue, (Insured; National
Public Finance Guarantee Corporation)	5.75	6/15/20	1,615,000		1,718,602
Illinois Development Finance Authority,
Revenue (Saint Vincent de Paul Center
Project)	1.88	3/1/19	3,500,000		3,489,570
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	12/1/18	2,000,000		2,032,080
Railsplitter Tobacco Settlement
Authority,
Revenue	5.00	6/1/22	5,000,000		5,504,050
					46,534,498
Indiana - 1.7%
Indiana Health Facility Financing
Authority,
Revenue (Ascension Health
Subordinate Credit Group)	2.80	8/1/19	1,560,000		1,574,368
Whiting,
Environmental Facilities Revenue (BP
Products North America Inc. Project)	1.85	10/1/19	10,000,000		9,970,000
Whiting,
Environmental Facilities Revenue (BP
Products North America Inc. Project),
MUNIPSA + .75%	1.81	12/2/19	5,000,000	[b]	5,002,950
					16,547,318
Kentucky - 1.4%
Kentucky,
Property & Buildings Commission
Revenue, Refunding	5.00	5/1/20	2,000,000		2,106,740
Kentucky Property and Buildings
Commission,
Revenue (Project Number 112)	5.00	11/1/20	10,000,000		10,665,200

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 94.4% (continued)
Kentucky - 1.4% (continued)
Louisville & Jefferson County Metro
Government,
Revenue (Louisville Gas & Electric
Company Project) Ser. B	2.55	5/3/21	1,500,000		1,502,910
					14,274,850
Louisiana - .3%
Louisiana Public Facilities Authority,
Revenue (Hurricane Recovery
Program)	5.00	6/1/20	2,800,000		2,965,452
Massachusetts - 2.0%
Massachusetts Bay Transportation
Authority,
Sales Tax Revenue	4.00	12/1/21	7,500,000		8,019,150
Massachusetts Development Finance
Agency,
Revenue, Refunding (Partners
Healthcare System Issue)	5.00	7/1/21	3,010,000		3,278,913
Massachusetts Development Finance
Agency,
SWDR, (Waste Management, Inc.
Project)	2.25	5/1/19	1,000,000	[c]	999,280
Massachusetts Educational Financing
Authority,
Education Loan Revenue (Issue J)	4.00	7/1/18	2,780,000		2,784,309
Massachusetts Educational Financing
Authority,
Revenue (Refunding)	4.00	7/1/20	375,000		387,146
Massachusetts Educational Financing
Authority,
Revenue (Refunding)	4.00	7/1/21	1,000,000		1,042,610
Massachusetts Educational Financing
Authority Education Loan,
Revenue	5.00	7/1/21	1,150,000		1,232,156
Massachusetts Educational Financing
Authority Education Loan,
Revenue	5.00	7/1/22	2,000,000		2,179,340
					19,922,904
Michigan - 4.4%
Michigan,
Grant Anticipation Bonds	5.00	3/15/20	3,700,000		3,897,765
Michigan Building Authority,
Revenue (Facilities Program)	5.00	10/15/20	2,250,000		2,409,345
Michigan Finance Authority,
Hospital Project Revenue (Ascension
Senior Credit Group)	1.10	8/15/19	3,000,000		2,968,560
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Regional Convention
Facility Authority Local Project Bonds)	5.00	10/1/18	2,280,000		2,304,875

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 94.4% (continued)
Michigan - 4.4% (continued)
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/18	1,500,000		1,503,720
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Water Supply System
Revenue Senior Lien Local Project
Bonds) (Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/18	1,000,000		1,002,480
Michigan Finance Authority,
Revenue, Refunding (Unemployment
Obligation Assignment)	5.00	7/1/20	17,325,000		17,942,636
Michigan Finance Authority,
Unemployment Obligation Assessment
Revenue	5.00	7/1/21	10,000,000		10,026,700
Michigan Strategic Fund,
LOR (The Detroit Edison Company
Pollution Control Bonds Project)	1.45	9/1/21	1,000,000		959,930
					43,016,011
Minnesota - 1.1%
Osseo Area Schools Independent School
District No. 279,
GO	5.00	2/1/20	3,255,000		3,426,539
Saint Louis Park,
Health Care Facilities Revenue (Park
Nicollet Health Services) (Prerefunded)	5.75	7/1/19	6,690,000	[a]	6,971,448
					10,397,987
Mississippi - 1.0%
Mississippi,
GO, 1 Month LIBOR + .33%	1.61	9/1/20	6,000,000	[b]	6,004,140
Mississippi Business Finance
Corporation,
Gulf Opportunity Zone Revenue	1.95	5/1/37	3,450,000	[b]	3,451,621
					9,455,761
Missouri - 1.2%
Missouri Public Utilities Commission,
Revenue (Interim Construction Notes)	2.13	11/1/19	8,250,000		8,259,900
Missouri State Environmental
Improvement and Energy Resources
Authority,
EIR (Kansas City Power and Light
Company Project)	2.88	7/2/18	3,400,000		3,402,822
					11,662,722

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 94.4% (continued)
Nebraska - .3%
Central Plains Energy Project,
Gas Supply Revenue (Liquidity Facility;
Royal Bank of Canada)	5.00	12/1/19	1,975,000	2,058,385
University of Nebraska,
Revenue (Veterinary Diagnostic
Center)	4.00	8/15/18	525,000	527,625
				2,586,010
Nevada - 1.8%
Clark County Nevada Airport System,
Revenue	4.00	7/1/19	3,000,000	3,067,980
Clark County Nevada Airport System,
Revenue	5.00	7/1/20	3,010,000	3,186,296
Clark County Pollution Control,
Revenue (Nevada Power Company)	1.60	5/21/20	3,000,000	2,966,160
Clark County School District,
Limited Tax GO	5.00	6/15/21	3,000,000	3,244,950
Washoe County,
Gas Facilities Revenue (Sierra Pacific
Power Company Projects)	1.50	6/3/19	5,500,000	5,462,215
				17,927,601
New Hampshire - .1%
New Hampshire Business Finance
Authority,
SWDR (Waste Management, Inc.
Project)	2.13	6/1/18	1,000,000	1,000,000
New Jersey - 7.1%
New Jersey Economic Development
Authority,
Cigarette Tax Revenue	5.00	6/15/18	6,500,000	6,506,110
New Jersey Economic Development
Authority,
Cigarette Tax Revenue	5.00	6/15/20	3,000,000	3,146,970
New Jersey Economic Development
Authority,
Cigarette Tax Revenue	5.00	6/15/21	1,000,000	1,067,690
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.00	12/15/18	1,500,000	1,522,500
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.00	6/15/19	10,700,000	11,003,559
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; AMBAC)	5.50	12/15/19	750,000	786,345
New Jersey Housing & Mortgage Finance
Agency,
MFH Revenue, Ser. 2	2.45	11/1/19	2,350,000	2,357,426

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 94.4% (continued)
New Jersey - 7.1% (continued)
New Jersey Sports and Exposition
Authority,
State Contract Bonds	5.00	9/1/18	3,950,000		3,977,176
New Jersey Tobacco Settlement Financing
Corp.,
Revenue, Refunding, Ser. A	5.00	6/1/19	3,500,000		3,605,735
New Jersey Tobacco Settlement Financing
Corp.,
Revenue, Refunding, Ser. A	5.00	6/1/20	4,000,000		4,229,920
New Jersey Tobacco Settlement Financing
Corp.,
Revenue, Refunding, Ser. A	5.00	6/1/21	5,000,000		5,400,200
New Jersey Transportation Trust Fund
Authority,
(Transportation System)	5.25	12/15/21	10,000,000		10,832,100
New Jersey Transportation Trust Fund
Authority,
Federal Highway Reimbursement
Revenue Notes	5.00	6/15/21	5,000,000		5,011,400
New Jersey Transportation Trust Fund
Authority,
Revenue	5.88	12/15/38	10,835,000		11,040,865
					70,487,996
New Mexico - 1.6%
New Mexico,
GO, (Capital Projects)	5.00	3/1/22	14,365,000		15,938,111
New York - 15.3%
Lancaster,
BAN, GO	2.25	7/26/18	4,900,000		4,906,027
Long Island Power Authority,
Electric System General Revenue, 1
Month LIBOR + .65%	1.99	11/1/18	10,000,000	[b]	10,000,000
Long Island Power Authority,
Electric System Revenue (Insured;
Berkshire Hathaway Assurance
Corporation) (Prerefunded)	5.50	5/1/19	11,500,000	[a]	11,898,360
Metropolitan Transportation Authority,
Revenue, 1 Month LIBOR + .48%	1.76	11/1/18	1,250,000	[b]	1,250,175
Metropolitan Transportation Authority,
Transportation Revenue	5.00	2/15/20	10,000,000		10,516,800
Nassau County,
GO (General Improvement)	5.00	4/1/19	10,000,000		10,272,300
New York City Housing Development
Corp.,
Revenue	1.70	7/1/21	10,000,000		9,878,500
New York City Housing Development
Corporation,
MFHR (Sustainable Neighborhood
Bonds)	1.38	5/1/20	4,000,000		3,960,800

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 94.4% (continued)
New York - 15.3% (continued)
New York City Industrial Development
Agency,
PILOT Revenue (Yankee Stadium
Project) (Insured; National Public
Finance Guarantee Corp.)	3.21	3/1/23	2,000,000	[d]	1,991,180
New York City Transitional Finance
Authority Future Tax Secured Bonds,
Revenue (Build America Bonds)	4.44	8/1/21	13,870,000		14,424,800
New York Housing Finance Authority,
Revenue	1.50	5/1/21	5,000,000		4,888,050
New York State Housing Finance Agency,
Affordable Housing Revenue
(Collateralized: FHLMC, FNMA and
GNMA)	1.00	11/1/19	3,465,000		3,416,144
New York State School Districts
Dormitory Authority,
Revenue, Refunding	4.00	10/1/21	5,175,000		5,504,492
New York State School Districts
Dormitory Authority,
Revenue, Refunding	4.00	10/1/21	9,555,000		10,163,367
New York State Thruway Authority,
General Revenue Junior Indebtedness
Obligations	5.00	5/1/19	15,000,000		15,453,750
North Syracuse Central School District,
RAN	2.25	6/28/18	2,000,000		2,001,260
Skaneateles Central School District,
BAN	2.25	7/6/18	2,000,000		2,001,560
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels), 1 Month LIBOR + .58%	1.86	12/1/18	15,000,000	[b]	15,016,350
Triborough Bridge and Tunnel Authority,
Subordinate Revenue (MTA Bridges
and Tunnels) (Insured; Assured
Guaranty Municipal Corp.), MUNIPSA +
.44%	1.50	1/1/19	250,000	[b]	250,318
TSASC, Inc. of New York,
Senior Tobacco Settlement Bonds	4.00	6/1/19	3,000,000		3,060,120
TSASC, Inc. of New York,
Senior Tobacco Settlement Bonds	5.00	6/1/20	2,500,000		2,641,700
TSASC, Inc. of New York,
Senior Tobacco Settlement Bonds	5.00	6/1/22	2,790,000		3,057,868
Yonkers,
GO	4.00	8/1/18	3,130,000		3,141,268
Yonkers,
GO	4.00	9/1/18	1,230,000		1,236,642
					150,931,831

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 94.4% (continued)
North Carolina - .1%
North Carolina Medical Care Commission,
Health System Revenue (Mission Health
Combined Group)	5.00	10/1/20	890,000		920,527
Ohio - .7%
American Municipal Power,
Revenue (AMP Fremont Energy Center
Project) (Prerefunded)	5.25	2/15/22	5,040,000	[a]	5,596,063
Hamilton County,
Sales Tax Revenue	4.00	12/1/20	1,280,000		1,345,114
					6,941,177
Oklahoma - .5%
Oklahoma County Independent School,
GO	5.00	7/1/20	3,625,000		3,846,415
Oklahoma Turnpike Authority,
Revenue, Refunding	4.00	1/1/19	600,000		608,028
					4,454,443
Pennsylvania - 12.8%
Commonwealth Financing Authority of
Pennsylvania,
Revenue	5.00	6/1/20	3,250,000		3,424,428
Commonwealth Financing Authority of
Pennsylvania,
Revenue	5.00	6/1/21	3,000,000		3,225,660
Commonwealth Financing Authority of
Pennsylvania,
Revenue	5.00	6/1/22	3,000,000		3,289,230
Commonwealth of Pennsylvania,
GO	5.00	1/15/21	5,000,000		5,353,600
Dauphin County General Authority Health
System,
Revenue, Refunding (Pinnacle Health
System Project)	6.00	6/1/29	6,520,000		6,768,282
Lehigh County Industrial Development
Authority,
Revenue, Refunding (PPL Electric
Utilities)	1.80	8/15/22	7,000,000		6,863,360
Lehigh County Industrial Development
Authority,
Revenue, Refunding (PPL Electric
Utilities)	1.80	9/1/22	5,000,000		4,881,600
Norwin School District,
GO (Insured; Assured Guaranty
Municipal Corporation)	4.00	11/15/20	1,325,000		1,388,613
Pennsylvania,
GO	5.00	8/15/19	4,995,000		5,181,513
Pennsylvania,
GO, Refunding	5.00	1/1/21	5,000,000		5,348,550

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 94.4% (continued)
Pennsylvania - 12.8% (continued)
Pennsylvania,
GO, Refunding	5.00	8/15/22	9,000,000		9,943,830
Pennsylvania Economic Development
Financing Authority,
Private Activity Revenue (The
Pennsylvania Rapid Bridge
Replacement Project)	4.00	6/30/18	4,000,000		4,006,080
Pennsylvania Economic Development
Financing Authority,
Private Activity Revenue (The
Pennsylvania Rapid Bridge
Replacement Project)	5.00	6/30/19	2,500,000		2,572,400
Pennsylvania Economic Development
Financing Authority,
Private Activity Revenue (The
Pennsylvania Rapid Bridge
Replacement Project)	5.00	12/31/19	2,000,000		2,082,700
Pennsylvania Economic Development
Financing Authority,
Private Activity Revenue (The
Pennsylvania Rapid Bridge
Replacement Project)	5.00	6/30/20	2,000,000		2,106,560
Pennsylvania Economic Development
Financing Authority,
Revenue (Waste Management Inc.
Project)	1.70	8/3/20	3,000,000		2,953,440
Pennsylvania Economic Development
Financing Authority,
SWDR (Waste Management, Inc.
Project)	2.25	7/1/19	10,000,000		9,991,500
Pennsylvania Economic Development
Financing Authority,
Unemployment Compensation Revenue	5.00	7/1/20	3,720,000		3,848,972
Pennsylvania Higher Educational
Facilities Authority,
Revenue	5.00	6/15/20	11,030,000		11,694,227
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue,
MUNIPSA + .8%	1.86	12/1/18	5,000,000	[b]	5,002,350
Philadelphia,
GO	5.00	8/1/21	4,000,000		4,344,920
Philadelphia,
Water and Wastewater Revenue	5.00	1/1/20	6,150,000		6,452,211
Philadelphia School District,
GO	5.00	9/1/18	5,350,000		5,391,141
Philadelphia School District,
GO	5.00	9/1/19	700,000		725,606
Philadelphia School District,
GO	5.00	9/1/20	500,000		531,800

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 94.4% (continued)
Pennsylvania - 12.8% (continued)
Pittsburgh,
GO	5.00	9/1/18	7,000,000		7,056,280
Pittsburgh Water & Sewer Authority,
Revenue, Refunding (Insured; Assured
Guaranty Municipal Corporation), 1
Month LIBOR + .64%	1.98	12/1/20	2,500,000	[b]	2,501,950
					126,930,803
Rhode Island - .5%
Rhode Island Commerce Corporation,
Grant Anticipation Bonds (Rhode Island
Department of Transportation)	5.00	6/15/19	2,000,000		2,067,120
Rhode Island Health and Educational
Building Corporation,
Hospital Financing Revenue (Lifespan
Obligation Group Issue)	5.00	5/15/19	1,500,000		1,540,275
Rhode Island Health and Educational
Building Corporation,
Hospital Financing Revenue (Lifespan
Obligation Group Issue)	5.00	5/15/20	1,500,000		1,578,435
					5,185,830
South Carolina - .5%
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)
(Escrowed to Maturity)	5.00	12/1/18	5,000,000		5,082,400
Tennessee - 1.5%
Health and Educational Facilities Board of
Greeneville,
Revenue	5.00	7/1/19	1,720,000		1,776,536
Health and Educational Facilities Board of
Greeneville,
Revenue	5.00	7/1/20	2,000,000		2,116,820
Memphis-Shelby County Airport
Authority,
Airport Revenue	5.38	7/1/18	3,175,000		3,183,541
Metropolitan Government of Nashville
and Davidson County Health and
Educational Facilities Board,
Revenue (Ascension Senior Credit
Group)	1.55	11/3/20	7,500,000		7,415,550
					14,492,447
Texas - 12.4%
Alamo Heights Independent School
District,
GO, (Insured; Texas Permanent School
Fund Guarantee Program)	3.00	2/1/21	1,500,000		1,534,695
Alvin Independent School District,
Unlimited Tax Schoolhouse Bonds
(Permanent School Fund Guarantee
Program)	3.00	8/14/19	4,000,000		4,052,600

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 94.4% (continued)
Texas - 12.4% (continued)
Clear Creek Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	1.35	8/15/18	2,000,000	1,999,180
Corpus Christi Independent School
District,
GO (Insured; Texas Permanent School
Fund Guarantee Program)	2.00	8/15/19	5,000,000	5,007,000
Cypress-Fairbanks Independent School
District,
GO (School Building Project) (Insured;
Texas Permanent School Fund
Guarantee Program) Ser. A-3	3.00	8/17/20	10,000,000	10,199,100
Cypress-Fairbanks Independent School
District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	1.40	8/17/20	4,125,000	4,065,765
Dallas Independent School District,
Limited Maintenance Tax Notes	1.50	8/15/18	4,050,000	4,049,554
Dallas Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	5.00	2/15/21	3,000,000	3,230,970
Eagle Mountain-Saginaw Independent
School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	2.00	8/1/19	9,925,000	9,938,498
Fort Bend Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	0.90	8/1/18	5,375,000	5,369,464
Harris County Cultural Education
Facilities Finance Corporation,
Medical Facilities Mortgage Revenue
(Baylor College of Medicine)	5.00	11/15/18	1,550,000	1,572,258
Harris County Metropolitan
Transportation Authority,
Sales and Use Tax Revenue, Refunding	5.00	11/1/21	5,500,000	6,033,280
Houston Independent School District,
GO (Insured; Texas Permanent School
Fund Guarantee Program)	3.00	6/1/19	5,000,000	5,057,200
Houston Independent School District,
GO, (Insured; Texas Permanent School
Fund Guarantee Program)	2.20	6/1/20	6,270,000	6,298,027

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 94.4% (continued)
Texas - 12.4% (continued)
Lamar Consolidated Independent School
District,
Unlimited Tax Schoolhouse Bonds
(Permanent School Fund Guarantee
Program)	1.05	8/15/18	8,800,000	8,791,288
Mansfield Independent School District,
GO (Insured; Texas Permanent School
Fund Guarantee Program)	2.50	8/1/21	3,500,000	3,539,305
Matagorda County,
Revenue, Refunding (Central Power &
Light)	1.75	9/1/20	5,000,000	4,916,550
North Harris County Regional Water
Authority,
Senior Lien Revenue	5.00	12/15/19	1,150,000	1,206,373
Northside Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	1.35	6/1/18	385,000	385,000
Northside Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	2.00	6/1/21	5,000,000	4,975,500
Plano,
Tax Notes	5.00	9/1/20	2,125,000	2,271,264
Round Rock Independent School District,
GO, (Insured; Texas Permanent School
Fund Guarantee Program)	4.00	8/1/18	10,000,000	10,040,000
Round Rock Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	1.50	8/1/21	7,545,000	7,386,932
San Antonio Electric & Gas,
Revenue, Refunding	2.00	12/1/21	5,000,000	4,973,250
San Antonio Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	2.00	8/1/18	2,770,000	2,771,911
Texas Municipal Gas Acquisition and
Supply Corporation I,
Gas Supply Senior Lien Revenue	5.25	12/15/18	3,325,000	3,380,661
				123,045,625
Virginia - 1.5%
Peninsula Ports Authority of Virginia,
Coal Terminal Revenue (Dominion
Terminal Associates Project - Dominion
Energy Terminal Company Issue)	1.55	10/1/19	2,750,000	2,742,080

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 94.4% (continued)
Virginia - 1.5% (continued)
York County Economic Development
Authority,
PCR (Virginia Electric and Power
Company Project)	1.88	5/16/19	12,075,000		12,041,673
					14,783,753
Washington - 2.7%
Port of Seattle,
Intermediate Lien Revenue	5.00	2/1/19	5,875,000		5,998,492
Port of Seattle,
Passenger Facility Charge Revenue	5.00	12/1/21	5,000,000		5,364,100
Seattle,
Municipal Light and Power Revenue,
MUNIPSA + .68%	1.74	11/1/18	7,500,000		7,503,675
State of Washington,
COPS	5.00	7/1/20	4,420,000		4,703,013
Washington,
COP (State and Local Agency Real and
Personal Property)	5.00	7/1/20	3,345,000		3,559,180
					27,128,460
West Virginia - .3%
West Virginia Economic Development
Authority,
Solid Waste Disposal Facilities Revenue
(Appalachian Power Company - Amos
Project)	1.70	9/1/20	2,500,000		2,464,675
Wisconsin - 1.7%
City of Madison,
GO	3.00	10/1/18	1,075,000		1,080,085
Howard,
Revenue	4.00	12/1/22	5,000,000		5,317,200
Muskego,
GO Promissory Notes	2.25	9/1/18	1,500,000		1,500,720
Wisconsin,
COP (Master Lease Certificates)	4.00	3/1/19	2,340,000		2,381,020
Wisconsin,
GO (Prerefunded)	5.00	5/1/22	6,300,000	[a]	7,007,049
					17,286,074
U.S. Related - .1%
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.00	12/31/18	2,885,000	[e]	577,000
Total Long-Term Municipal Investments
(cost $940,538,171)					932,944,346

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal Investments - 5.8%
Connecticut - .5%
Brookfield,
BAN, Ser. A	2.20	11/15/18	5,000,000		5,012,400
Illinois - .3%
Aurora, Jane, DuPage, Will and Kendall
Counties,
Economic Development Revenue
(Aurora University) (LOC; BMO Harris
Bank NA)	1.04	6/7/18	3,400,000	[f]	3,400,000
Massachusetts - 1.0%
Worcester,
GO, BAN	2.94	1/31/19	10,000,000		10,090,300
Michigan - .4%
Michigan Strategic Fund,
Exempt Facilities Revenue (Waste
Management Project)	1.40	8/1/18	3,900,000		3,896,997
New Hampshire - .5%
Chesire County,
TAN	2.94	12/28/18	5,000,000		5,037,550
New Jersey - 1.1%
Hamilton Township New Jersey
Anticipation,
GO	2.95	5/21/19	7,500,000		7,584,150
Township of North Bergen,
GO	2.95	5/1/19	3,000,000		3,031,200
					10,615,350
New York - .6%
Village of Freeport Nassau County,
GO	2.71	5/1/19	6,382,500		6,432,666
Ohio - .6%
Ohio Higher Educational Facility
Commission,
Revenue (John Carroll University)
(LOC; JPMorgan Chase Bank NA)	1.06	6/7/18	5,800,000	[f]	5,800,000
Tennessee - .3%
Montgomery County Public Building
Authority,
Pooled Financing Revenue (Tennessee
County Loan Pool) (LOC; Bank of
America)	0.97	6/1/18	100,000	[f]	100,000
Montgomery County Public Building
Authority,
Pooled Financing Revenue (Tennessee
County Loan Pool) (LOC; Bank of
America)	0.97	6/1/18	2,500,000	[f]	2,500,000
					2,600,000

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Municipal Investments - 5.8% (continued)
Wisconsin - .5%
Public Finance Authority,
Waste Disposal Revenue, Refunding
(Waste Management Inc. Project) Ser.
A-3	2.00	8/1/18	5,000,000	5,000,500
Total Short-Term Municipal Investments
(cost $57,857,474)				57,885,763
Total Investments (cost $998,395,645)			100.2%	990,830,109
Liabilities, Less Cash and Receivables			(0.2%)	(2,149,765)
Net Assets			100.0%	988,680,344

LIBOR—London Interbank Offered Rate
MUNIPSA—SIFMA Municipal Swap Index Yield

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Variable rate security—rate shown is the interest rate in effect at period end.
c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, these securities were valued at
$999,280 or .1% of net assets.
d Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
e Non-income producing—security in default.
f The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

STATEMENT OF INVESTMENTS
BNY Mellon National Short-Term Municipal Bond Fund
May 31, 2018 (Unaudited)

The following is a summary of the inputs used as of May 31, 2018 in valuing the fund’s investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds†	-	990,830,109	-	990,830,109

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2018, accumulated net unrealized depreciation on investments was $7,565,536, consisting of $505,455 gross unrealized appreciation and $8,070,991 gross unrealized depreciation.

At May 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon New York Intermediate Tax-Exempt Bond Fund
May 31, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9%
Illinois - .8%
Chicago,
GO (Neighborhoods Alive 21 Program)	5.25	1/1/22	1,150,000		1,219,426
Michigan - .8%
Michigan Finance Authority,
HR (Trinity Health Credit Group)	5.00	12/1/33	1,150,000		1,258,112
New Jersey - 3.0%
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; AMBAC)	5.25	12/15/20	1,000,000		1,066,010
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; National Public Finance
Guarantee Corp.)	5.25	12/15/21	1,265,000		1,373,360
New Jersey Tobacco Settlement Financing
Corp.,
Revenue, Refunding, Ser. A	5.00	6/1/31	2,000,000		2,298,400
					4,737,770
New York - 92.6%
Albany County Airport Authority,
Airport Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	12/15/23	1,500,000		1,587,555
Battery Park City Authority,
Senior Revenue	5.00	11/1/23	1,065,000		1,230,352
Dutchess County Local Development
Corp.,
Revenue, Refunding (Culinary Institute
of America Project)	5.00	7/1/26	525,000		604,669
Dutchess County Local Development
Corporation,
Revenue (Health Quest Systems, Inc.
Project)	5.00	7/1/27	1,000,000		1,161,910
Erie County Fiscal Stability Authority,
Sales Tax and State Aid Secured
Revenue (Prerefunded)	5.00	12/1/21	1,000,000	[a]	1,106,030
Haverstraw-Stony Point Central School
District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	10/15/33	725,000		814,269

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
New York - 92.6% (continued)
Haverstraw-Stony Point Central School
District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	10/15/34	730,000		818,330
Hudson Yards Infrastructure Corporation,
2nd Indenture Revenue, Refunding, Ser.
A	5.00	2/15/35	1,000,000		1,156,210
Hudson Yards Infrastructure Corporation
Second Indenture,
Revenue	5.00	2/15/32	1,500,000		1,751,850
Long Island Power Authority,
Electric System General Revenue	5.00	5/1/20	1,000,000		1,059,360
Long Island Power Authority,
Electric System General Revenue	5.00	5/1/21	1,000,000		1,085,220
Long Island Power Authority,
Electric System General Revenue	5.00	9/1/24	1,270,000		1,465,072
Long Island Power Authority,
Electric System Revenue	5.00	9/1/33	1,500,000		1,745,760
Metropolitan Transportation Authority,
Dedicated Tax Fund Revenue	5.25	11/15/28	1,000,000		1,208,230
Metropolitan Transportation Authority,
Revenue	5.00	11/15/35	1,215,000		1,389,267
Metropolitan Transportation Authority,
Revenue (Dedicated Tax Fund)
(Climate Board Certified Green Bond)	4.00	11/15/33	1,000,000		1,071,510
Metropolitan Transportation Authority,
Revenue, Refunding (Green Bond) Ser.
C-1	5.00	11/15/25	1,000,000		1,173,350
Metropolitan Transportation Authority,
Tax Revenue, Refunding	5.00	11/15/22	1,010,000		1,137,391
Metropolitan Transportation Authority,
Transportation Revenue	6.25	11/15/23	60,000		61,254
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/24	1,465,000		1,699,780
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/28	2,375,000		2,632,901
Metropolitan Transportation Authority,
Transportation Revenue (Prerefunded)	6.25	11/15/18	5,000	[a]	5,105
Monroe County Industrial Development
Corporation,
Revenue (The Rochester General
Hospital Projects)	5.00	12/1/28	1,095,000		1,254,563
Monroe County Industrial Development
Corporation,
Revenue (The Rochester General
Hospital Projects)	5.00	12/1/32	1,000,000		1,133,710

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
New York - 92.6% (continued)
Monroe County Industrial Development
Corporation,
Revenue, Refunding (University of
Rochester Project)	4.00	7/1/34	1,000,000		1,063,370
Monroe County Industrial Development
Corporation,
Revenue, Refunding (University of
Rochester Project)	4.00	7/1/35	1,000,000		1,059,320
Nassau County,
GO	5.00	4/1/35	1,000,000		1,144,010
Nassau County,
GO (General Improvement Bonds)	5.00	4/1/29	1,500,000		1,689,060
Nassau County,
GO (General Improvement Bonds)
(Insured; Assured Guaranty Municipal
Corp.)	5.00	10/1/23	1,100,000		1,256,310
Nassau County Sewer and Storm Water
Finance Authority,
System Revenue (Insured; Berkshire
Hathaway Assurance Corporation)
(Prerefunded)	5.38	11/1/18	1,000,000	[a]	1,015,320
New York,
GO, Refunding	5.00	8/1/32	1,000,000		1,185,940
New York City,
GO	5.00	8/1/25	1,255,000		1,477,436
New York City,
GO	5.25	3/1/35	2,000,000		2,396,300
New York City Housing Development
Corporation,
Revenue	5.00	7/1/25	1,500,000		1,692,930
New York City Industrial Development
Agency,
PILOT Revenue (Yankee Stadium
Project) (Insured; Assured Guaranty
Corp.)	7.00	3/1/49	1,000,000		1,037,800
New York City Municipal Water Finance
Authority,
Water and Sewer System Revenue	5.00	6/15/32	1,000,000		1,189,350
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue
(Prerefunded)	5.00	6/15/21	2,110,000	[a]	2,307,601
New York City Transitional Finance
Authority,
Building Aid Revenue	5.00	7/15/29	1,000,000		1,186,470
New York City Transitional Finance
Authority,
Building Aid Revenue	5.00	7/15/30	1,000,000		1,182,920

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
New York - 92.6% (continued)
New York City Transitional Finance
Authority,
Building Aid Revenue	5.25	7/15/35	1,000,000	1,204,690
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	11/1/25	1,000,000	1,182,180
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	5/1/29	2,000,000	2,207,800
New York City Trust for Cultural
Resources,
Revenue (American Museum of Natural
History)	5.00	7/1/37	1,000,000	1,125,670
New York City Trust for Cultural
Resources,
Revenue (Lincoln Center for the
Performing Arts, Inc.)	5.00	12/1/26	1,075,000	1,280,379
New York City Trust for Cultural
Resources,
Revenue (The Juilliard School)	5.00	1/1/39	2,500,000	2,546,250
New York City Trust for Cultural
Resources,
Revenue (Wildlife Conservation
Society)	5.00	8/1/31	1,480,000	1,658,740
New York City Trust for Cultural
Resources,
Revenue, Refunding (Alvin Ailey Dance
Foundation) Ser. A	4.00	7/1/41	700,000	720,937
New York City Trust for Cultural
Resources,
Revenue, Refunding (Alvin Ailey Dance
Foundation) Ser. A	4.00	7/1/46	1,175,000	1,205,997
New York City Water & Sewer System,
Revenue	4.50	6/15/39	1,450,000	1,557,561
New York Counties Tobacco Trust VI,
Tobacco Settlement Pass-Through
Bonds	5.00	6/1/45	1,000,000	1,072,770
New York Dormitory Authority,
Non Supported Debt Revenue,
Refunding (Fordham University)	4.00	7/1/34	1,000,000	1,053,690
New York Dormitory Authority,
Non Supported Debt Revenue,
Refunding (Fordham University)	4.00	7/1/35	1,000,000	1,048,880
New York Dormitory Authority,
Revenue, Refunding (Memorial Sloan
Kettering Cancer Center)	4.00	7/1/34	1,500,000	1,608,510
New York Dormitory Authority,
Tax Revenue, Refunding	5.00	2/15/31	1,500,000	1,773,900

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
New York - 92.6% (continued)
New York Liberty Development
Corporation,
Liberty Revenue (7 World Trade Center
Project)	5.00	9/15/29	1,000,000		1,104,450
New York Liberty Development
Corporation,
Revenue (3 World Trade Center
Project)	5.15	11/15/34	1,500,000	[b]	1,648,065
New York Liberty Development
Corporation,
Revenue (3 World Trade Center
Project)	5.00	11/15/44	2,000,000	[b]	2,126,640
New York State Dormitory Authority,
Consolidated Revenue (City University
System) (Insured; National Public
Finance Guarantee Corp.)	5.75	7/1/18	360,000		361,163
New York State Dormitory Authority,
Revenue (Convent of the Sacred Heart)
(Insured; Assured Guaranty Municipal
Corp.)	5.63	11/1/35	1,000,000		1,093,890
New York State Dormitory Authority,
Revenue (Icahn School of Medicine at
Mount Sinai)	5.00	7/1/23	1,000,000		1,130,150
New York State Dormitory Authority,
Revenue (Insured; Assured Guaranty
Municipal Corporation)	5.00	10/1/26	1,000,000		1,179,520
New York State Dormitory Authority,
Revenue (Interagency Council Pooled
Loan Program)	4.00	7/1/26	1,200,000		1,306,128
New York State Dormitory Authority,
Revenue (New York State Department
of Health)	5.00	7/1/25	1,000,000		1,176,060
New York State Dormitory Authority,
Revenue (New York University)	5.00	7/1/31	2,000,000		2,311,120
New York State Dormitory Authority,
Revenue (New York University)	5.00	7/1/37	650,000		724,035
New York State Dormitory Authority,
Revenue (New York University)	5.00	7/1/43	2,400,000		2,669,736
New York State Dormitory Authority,
Revenue (Rochester Institute of
Technology)	5.00	7/1/23	1,000,000		1,060,660
New York State Dormitory Authority,
Revenue (School Districts Financing
Program) (Insured; Assured Guaranty
Municipal Corporation)	5.00	10/1/26	1,000,000		1,198,450
New York State Dormitory Authority,
Revenue (The New School)	5.00	7/1/32	1,530,000		1,722,688
New York State Dormitory Authority,
Sales Tax Revenue	5.00	3/15/35	1,100,000		1,259,907

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
New York - 92.6% (continued)
New York State Dormitory Authority,
State Sales Tax Revenue	5.00	3/15/21	1,000,000	1,084,680
New York State Dormitory Authority,
State Sales Tax Revenue	5.00	3/15/30	1,275,000	1,501,593
New York State Energy Research and
Development Authority,
PCR (New York State Electric and Gas
Corporation Project)	2.00	5/1/20	2,000,000	1,987,740
New York State Environmental Facilities
Corporation,
State Clean Water and Drinking Water
Revolving Funds Revenue (New York
City Municipal Water Finance Authority
Projects - Second Resolution Bonds)	4.00	6/15/46	1,475,000	1,547,305
New York State School Districts
Dormitory Authority,
Revenue, Refunding	5.00	10/1/24	1,000,000	1,159,970
New York State Thruway Authority,
General Revenue	5.00	1/1/32	1,000,000	1,135,110
New York State Thruway Authority,
General Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/31	2,000,000	2,289,640
New York State Thruway Authority,
Revenue	5.00	1/1/33	1,000,000	1,172,630
New York State Urban Development Corp,
Revenue	5.00	3/15/33	1,000,000	1,166,780
New York State Urban Development
Corporation,
State Personal Income Tax Revenue	5.00	3/15/25	1,000,000	1,171,320
New York State Urban Development
Corporation,
State Personal Income Tax Revenue
(General Purpose)	5.00	3/15/23	1,410,000	1,600,519
New York Transportation Development
Corporation,
Special Facility Revenue (Delta Air
Lines-Laguardia Airport Terminals)	5.00	1/1/25	1,575,000	1,772,662
Onondaga County Trust for Cultural
Resources,
Revenue (Syracuse University Project)	5.00	12/1/19	1,500,000	1,573,740
Oyster Bay,
Public Improvement GO (Insured;
Assured Guaranty Municipal Corp.)	4.00	11/1/19	2,000,000	2,052,140
Oyster Bay,
Public Improvement GO (Insured;
Assured Guaranty Municipal Corp.)	5.00	3/15/21	1,330,000	1,426,518
Oyster Bay,
Public Improvement GO (Insured; Build
America Mutual Assurance Company)	5.00	8/15/22	1,715,000	1,889,810

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
New York - 92.6% (continued)
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 189th Series)	5.00	5/1/30	1,000,000	1,156,320
Port Authority of New York and New
Jersey,
Revenue, Refunding	5.00	12/1/25	2,600,000	2,933,034
Rockland County,
GO (Insured; Build America Mutual
Assurance Company)	5.00	6/1/23	575,000	650,423
Sales Tax Asset Receivable Corporation,
Sales Tax Asset Revenue	5.00	10/15/31	1,060,000	1,220,378
St. Lawrence County New York
Development Agency,
Revenue (Clarkson University Project)	5.00	9/1/29	1,000,000	1,152,740
Suffolk County,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	2/1/22	1,000,000	1,098,980
Suffolk County,
GO (Insured; Assured Guaranty
Municipal Corporation)	4.00	2/1/24	2,115,000	2,292,998
Suffolk County,
GO, Refunding (Insured; Build America
Mutual Assurance Company)	4.00	2/1/28	1,425,000	1,561,202
Suffolk County Water Authority,
Revenue	4.00	6/1/38	1,000,000	1,061,090
Suffolk County Water Authority,
Water System Revenue	4.00	6/1/30	1,895,000	2,058,235
Triborough Bridge & Tunnel Authority,
Revenues	5.00	11/15/25	3,000,000	3,384,180
TSASC, Inc. of New York,
Senior Tobacco Settlement Bonds	5.00	6/1/22	1,000,000	1,096,010
Utility Debt Securitization Authority of
New York,
Restructuring Bonds	5.00	6/15/26	2,000,000	2,281,140
Westchester County Health Care
Corporation,
Senior Lien Revenue	5.00	11/1/20	1,400,000	1,489,740
Westchester County Health Care
Corporation,
Senior Lien Revenue	5.00	11/1/24	1,500,000	1,611,075
Westchester County Local Development
Corporation,
Revenue (Purchase Housing
Corporation II Project)	5.00	6/1/37	1,000,000	1,125,530
Westchester County Local Development
Corporation,
Revenue (Westchester Medical Center
Obligated Group Project)	5.00	11/1/28	1,000,000	1,122,770

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
New York - 92.6% (continued)
Yonkers,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	9/1/21	1,640,000	1,795,800
Yonkers,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	11/15/26	1,000,000	1,183,450
				147,365,653
U.S. Related - 1.7%
Guam,
Business Privilege Tax Revenue	5.00	1/1/24	1,000,000	1,061,960
Puerto Rico Commonwealth,
Public Improvement GO (Insured;
National Public Finance Guarantee
Corp.)	5.50	7/1/19	1,550,000	1,587,587
Puerto Rico Sales Tax Financing
Corporation,
Sales Tax Revenue (First Subordinate
Series)	0/6.25	8/1/19	500,000 [c]	130,095
				2,779,642
Total Long-Term Municipal Investments
(cost $155,848,881)				157,360,603

Short-Term Municipal Investments - .6%
New York - .6%
New York City Transitional Finance
Authority,
Future Tax Secured Senior Revenue,
Refunding (Liquidity Facility; TD Bank)
(cost $1,000,000)	0.85	6/1/18	1,000,000 [d]	1,000,000
Total Investments (cost $156,848,881)			99.5%	158,360,603
Cash and Receivables (Net)			0.5%	732,321
Net Assets			100.0%	159,092,924

EUR—Euro

[a]	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire thebonds in full at the earliest refunding date.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, these securities were valued at
$3,774,705 or 2.37% of net assets.
[c]	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
[d]	The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon New York Intermediate Tax-Exempt Bond Fund
May 31, 2018 (Unaudited)

	Number of		Notional		Unrealized
Description	Contracts	Expiration	Value ($)	Value ($)	Appreciation ($)
Futures Short
U.S. Treasury 5 Year
Notes	11	9/2018	(1,254,409)	(1,252,797)	1,612
Ultra 10 Year U. S.
Treasury Notes	41	9/2018	(5,262,196)	(5,262,094)	102
Gross Unrealized Appreciation					1,714

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon New York Intermediate Tax-Exempt Bond Fund
May 31, 2018 (Unaudited)

The following is a summary of the inputs used as of May 31, 2018 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	158,360,603	-	158,360,603
Other Financial Instruments:
Futures††	1,714	-	-	1,714

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

NOTES

At May 31, 2018, accumulated net unrealized appreciation on investments was $1,511,722, consisting of $2,567,843 gross unrealized appreciation and $1,056,121 gross unrealized depreciation.

At May 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
May 31, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1%
Florida - .9%
Lake County School Board,
COP (Master Lease Purchase
Agreement)	5.00	6/1/27	1,620,000		1,770,368
Illinois - 2.1%
Chicago,
GO	5.00	1/1/24	500,000		534,540
Chicago,
GO (Neighborhoods Alive 21 Program)	5.25	1/1/22	1,285,000		1,362,575
Illinois,
GO	5.25	2/1/29	2,000,000		2,123,280
					4,020,395
Michigan - 1.0%
Michigan Finance Authority,
HR (Trinity Health Credit Group)	5.00	12/1/33	1,850,000		2,023,918
New Jersey - 4.3%
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.00	3/1/27	2,000,000		2,128,120
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; AMBAC)	5.25	12/15/20	1,250,000		1,332,513
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; National Public Finance
Guarantee Corp.)	5.25	12/15/21	2,000,000		2,171,320
New Jersey Tobacco Settlement Financing
Corp.,
Revenue, Refunding, Ser. A	5.00	6/1/31	2,375,000		2,729,350
					8,361,303
New York - 3.0%
New York City Transitional Finance
Authority,
Building Aid Revenue	5.25	7/15/35	1,500,000		1,807,035
New York Liberty Development
Corporation,
Revenue (3 World Trade Center
Project)	5.00	11/15/44	2,250,000	[a]	2,392,470

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
New York - 3.0% (continued)
New York Transportation Development
Corporation,
Special Facility Revenue (Delta Air
Lines-Laguardia Airport Terminals)	5.00	1/1/25	1,350,000	1,519,425
				5,718,930
Pennsylvania - 84.6%
Allegheny County Higher Education
Building Authority,
Revenue (Duquesne University)	5.00	3/1/26	750,000	869,183
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/24	2,000,000	2,165,820
Altoona Area School District,
GO, (Insured; Build America Mutual
Assurance Company)	5.00	12/1/36	1,375,000	1,544,372
Beaver County Hospital Authority,
Revenue (Heritage Valley Health
System, Inc.)	5.00	5/15/23	1,345,000	1,453,084
Beaver County Hospital Authority,
Revenue (Heritage Valley Health
System, Inc.)	5.00	5/15/25	1,250,000	1,344,888
Berks County Industrial Development
Authority,
Revenue (Tower Health Project)	4.00	11/1/33	1,300,000	1,342,198
Berks County Municipal Authority,
Revenue (The Reading Hospital and
Medical Center Project)	5.00	11/1/19	2,000,000	2,084,860
Boyertown Area School District,
GO	5.00	10/1/34	1,060,000	1,184,497
Boyertown Area School District,
GO	5.00	10/1/35	1,425,000	1,589,929
Canonsburg-Houston Joint Authority,
Sewer Revenue	5.00	12/1/23	1,260,000	1,413,821
Capital Region Water,
Water Revenue, Refunding	5.00	7/15/26	750,000	871,358
Chester County Health and Education
Facilities Authority,
Health System Revenue (Main Line
Health System)	4.00	10/1/36	1,000,000	1,042,690
Commonwealth Financing Authority of
Pennsylvania,
Revenue	5.00	6/1/32	3,500,000	4,002,915
Dallastown Area School District York
County,
GO	5.00	4/15/31	1,400,000	1,608,040
Dallastown Area School District York
County,
GO	5.00	4/15/32	1,000,000	1,146,570

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Pennsylvania - 84.6% (continued)
Dauphin County General Authority,
Health System Revenue (Pinnacle
Health Systems Project)	5.00	6/1/29	1,000,000		1,150,380
Delaware County Authority,
Revenue (Villanova University)	5.00	8/1/30	1,000,000		1,148,760
Erie County,
GO (Insured; National Public Finance
Guarantee Corp.)	5.50	9/1/22	1,640,000		1,857,251
Fox Chapel Area School District,
GO	5.00	8/1/34	3,190,000		3,553,373
Geisinger Authority,
Health Systems Revenue (General
Health System)	5.00	2/15/34	2,085,000		2,398,605
Lancaster County Hospital Authority,
Health System Revenue (University of
Pennsylvania Health System)	5.00	8/15/31	1,250,000		1,453,112
Lancaster County Solid Waste
Management Authority,
Guaranteed Authority Bonds (Dauphin
County Guaranty)	5.00	12/15/33	1,895,000		2,133,050
Lower Paxton Township,
GO	5.00	4/1/42	1,000,000		1,111,770
Manheim Township School District,
GO, Ser. A	5.00	2/1/29	1,000,000		1,159,350
Manheim Township School District,
GO, Ser. A	5.00	2/1/30	1,025,000		1,181,805
Monroeville Finance Authority,
Revenue (University of Pittsburgh
Medical Center)	5.00	2/15/25	1,000,000		1,153,920
Montgomery County,
GO (Prerefunded)	5.00	12/15/19	100,000	[b]	104,731
Montgomery County Higher Education
and Health Authority,
Revenue, Refunding (Hill School
Project)	5.00	8/15/37	500,000		557,425
Montgomery County Higher Education
and Health Authority,
Revenue, Refunding, (Thomas Jefferson
University) Ser. A	5.00	9/1/30	1,600,000		1,874,144
Montgomery County Industrial
Development Authority,
FHA Insured Mortgage Revenue (New
Regional Medical Center Project)
(Prerefunded)	5.50	8/1/20	995,000	[b]	1,069,933
Montgomery County Industrial
Development Authority,
Health System Revenue (Albert
Einstein Healthcare Network Issue)	5.00	1/15/20	1,000,000		1,036,220

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Pennsylvania - 84.6% (continued)
Northhampton County General Purpose
Authority,
College Revenue (Lafayette College)	5.00	11/1/43	3,500,000	3,852,485
Pennsylvania,
GO	5.00	9/15/23	1,000,000	1,125,020
Pennsylvania,
GO	5.00	9/15/24	2,975,000	3,382,456
Pennsylvania,
GO	5.00	3/15/28	2,200,000	2,489,674
Pennsylvania,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	8/15/22	3,060,000	3,387,359
Pennsylvania Economic Development
Financing Authority,
Exempt Facilities Revenue (Amtrak
Project)	5.00	11/1/26	1,000,000	1,084,130
Pennsylvania Economic Development
Financing Authority,
Governmental LR (Forum Place
Project)	5.00	3/1/25	1,000,000	1,087,990
Pennsylvania Economic Development
Financing Authority,
Revenue (University of Pittsburgh
Medical Center)	5.00	2/1/26	2,455,000	2,809,256
Pennsylvania Economic Development
Financing Authority,
Revenue, Refunding (UPMC Obligated
Group)	5.00	3/15/31	1,000,000	1,151,970
Pennsylvania Economic Development
Financing Authority,
SWDR (Waste Management, Inc.
Project)	2.25	7/1/19	5,000,000	4,995,750
Pennsylvania Economic Development
Financing Authority,
UPMC Revenue	4.00	11/15/34	2,000,000	2,070,040
Pennsylvania Higher Educational
Facilities Authority,
Health System Revenue (University of
Pennsylvania Health System)	5.00	8/15/24	1,310,000	1,510,705
Pennsylvania Higher Educational
Facilities Authority,
Health System Revenue (University of
Pennsylvania)	5.00	8/15/40	2,000,000	2,252,980
Pennsylvania Higher Educational
Facilities Authority,
Revenue	5.00	6/15/25	1,000,000	1,151,910
Pennsylvania Higher Educational
Facilities Authority,
Revenue (State System of Higher
Education)	5.00	6/15/22	1,500,000	1,659,300

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Pennsylvania - 84.6% (continued)
Pennsylvania Higher Educational
Facilities Authority,
Revenue (Temple University)	5.00	4/1/26	1,000,000		1,093,680
Pennsylvania Higher Educational
Facilities Authority,
Revenue (The Trustees of the
University of Pennsylvania)	5.00	8/15/32	2,240,000		2,638,787
Pennsylvania Higher Educational
Facilities Authority,
Revenue (University of Pennsylvania
Health System)	4.00	8/15/36	1,000,000		1,048,620
Pennsylvania Higher Educational
Facilities Authority,
Revenue, Ser. A (University of
Pennsylvania Health Systems)	4.00	8/15/34	1,000,000		1,055,100
Pennsylvania Infrastructure Investment
Authority,
Revenue (PENNVEST/Commonwealth
Funded Loan Pool Program)	5.00	5/15/22	1,655,000		1,847,857
Pennsylvania Intergovernmental
Cooperation Authority,
Special Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/21	1,000,000		1,063,520
Pennsylvania State University,
Revenue	5.00	9/1/33	1,010,000		1,180,579
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced
Turnpike Subordinate Special Revenue	5.00	12/1/38	2,415,000		2,632,447
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced
Turnpike Subordinate Special Revenue
(Prerefunded)	5.00	12/1/22	1,190,000	[b]	1,343,177
Pennsylvania Turnpike Commission,
Oil Franchise Tax Senior Revenue	5.00	12/1/30	1,325,000		1,538,510
Pennsylvania Turnpike Commission,
Oil Franchise Tax Senior Revenue	4.00	12/1/36	1,250,000		1,285,838
Pennsylvania Turnpike Commission,
Registration Fee Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.25	7/15/25	2,500,000		2,954,375
Pennsylvania Turnpike Commission,
Revenue, Refunding	4.00	12/1/36	1,670,000		1,697,739
Pennsylvania Turnpike Commission,
Turnpike Revenue, Refunding (Insured;
Assured Guaranty Municipal
Corporation)	5.00	6/1/34	1,000,000		1,136,330
Pennsylvania Turnpike Commission,
Turnpike Revenue, Refunding (Sub-
Motor Licence Fund)	5.00	12/1/38	1,230,000		1,384,254

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Pennsylvania - 84.6% (continued)
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.25	12/1/35	2,280,000		2,595,666
Perkiomen Valley School District,
GO	4.00	3/1/28	3,345,000		3,561,890
Philadelphia,
Airport Revenue	5.00	6/15/20	1,750,000		1,850,712
Philadelphia,
GO	5.00	8/1/29	1,000,000		1,153,030
Philadelphia,
GO	5.00	8/1/29	1,000,000		1,153,030
Philadelphia,
GO (Insured; Assured Guaranty
Municipal Corporation)	5.00	8/1/30	1,275,000		1,483,373
Philadelphia,
Water & Wastewater Revenue,
Refunding	5.00	11/1/27	355,000		394,643
Philadelphia,
Water & Wastewater Revenue,
Refunding (Prerefunded)	5.00	11/1/22	2,485,000	[b]	2,787,971
Philadelphia,
Water and Wastewater Revenue	5.00	7/1/31	2,000,000		2,298,580
Philadelphia,
Water and Wastewater Revenue	5.00	1/1/36	2,830,000		3,000,224
Philadelphia Airport,
Revenue, Refunding	5.00	7/1/31	500,000		584,110
Philadelphia Airport,
Revenue, Refunding	5.00	7/1/32	350,000		407,663
Philadelphia Airport,
Revenue, Refunding	5.00	7/1/33	350,000		406,147
Philadelphia Authority for Industrial
Development,
City Agreement Revenue, (Green Bond-
Philadelphia Museum of Art Energy
Savings Program) Ser. A	5.00	2/15/34	1,250,000		1,417,287
Philadelphia Authority for Industrial
Development,
Revenue (Temple University)	5.00	4/1/25	1,500,000		1,744,125
Philadelphia Authority for Industrial
Development,
Revenue (Temple University)	5.00	4/1/31	2,000,000		2,279,540
Philadelphia School District,
GO	5.00	9/1/20	1,805,000		1,919,798
Pittsburgh and Allegheny County Sports
& Exhibition Authority,
Revenue	5.00	12/15/23	355,000		400,575
Pittsburgh and Allegheny County Sports
& Exhibition Authority,
Revenue	5.00	12/15/24	500,000		570,355

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Pennsylvania - 84.6% (continued)
Pittsburgh and Allegheny County Sports
& Exhibition Authority,
Revenue	5.00	12/15/32	1,000,000		1,138,910
Pittsburgh Water & Sewer Authority,
Revenue, Refunding (Insured; Assured
Guaranty Municipal Corporation)	5.00	9/1/26	2,500,000		2,942,425
Pittsburgh Water and Sewer Authority,
Water and Sewer System First Lien
Revenue (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	9/1/23	2,580,000	[b]	2,952,217
Saint Mary Hospital Authority,
Health System Revenue (Prerefunded)	5.00	11/15/20	915,000	[b]	981,365
School District of Philadelphia,
GO	5.00	9/1/28	500,000		571,465
Southcentral Pennsylvania General
Authority,
Revenue (WellSpan Health Obligation
Group)	5.00	6/1/27	2,085,000		2,356,029
Southeastern Pennsylvania
Transportation Authority,
Capital Grant Receipts Bonds (Federal
Transit Administration Section 5309
Fixed Guideway Modernization
Formula Funds) (Prerefunded)	5.00	6/1/21	2,000,000	[b]	2,177,040
State Public School Building Authority,
School Lease Revenue (The School
District of Philadelphia Project)
(Insured; Assured Guaranty Municipal
Corp.)	5.00	6/1/24	2,000,000		2,244,680
State Public School Building Authority,
School Lease Revenue (The School
District of Philadelphia Project)
(Insured; Assured Guaranty Municipal
Corp.)	5.00	4/1/31	2,490,000		2,650,978
Upper Merion Area School District,
GO	5.00	1/15/34	350,000		402,717
Upper Merion Area School District,
GO	5.00	1/15/34	620,000		704,221
Upper Merion Area School District,
GO	5.00	1/15/35	420,000		482,021
Upper Merion Area School District,
GO	5.00	1/15/35	650,000		736,613
Upper Merion Area School District,
GO	5.00	1/15/36	250,000		286,548
Upper Merion Area School District,
GO	5.00	1/15/37	275,000		314,798
Upper Merion Area School District,
GO	5.00	1/15/37	400,000		452,268

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Pennsylvania - 84.6% (continued)
Upper Moreland Township School
District,
GO	4.00	10/1/33	780,000		814,414
West Mifflin Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/26	1,000,000		1,120,750
West View Borough Municipal Authority,
Water Revenue (Prerefunded)	5.00	11/15/24	3,000,000	[b]	3,508,200
Westmoreland County Municipal
Authority,
Municipal Service Revenue (Insured;
Build America Mutual Assurance
Company)	5.00	8/15/27	1,500,000		1,732,725
Westmoreland County Municipal
Authority,
Municipal Service Revenue (Insured;
Build America Mutual Assurance
Company)	5.00	8/15/28	1,000,000		1,153,030
					164,252,025
U.S. Related - 3.2%
Guam,
Business Privilege Tax Revenue	5.00	1/1/24	1,500,000		1,592,940
Guam,
LOR (Section 30) (Prerefunded)	5.63	12/1/19	1,000,000	[b]	1,055,740
Puerto Rico Commonwealth,
Public Improvement GO (Insured;
AMBAC)	5.50	7/1/19	3,000,000		3,077,070
Puerto Rico Infrastructure Financing
Authority,
Special Tax Revenue	5.00	7/1/21	3,500,000	[c]	358,750
Puerto Rico Sales Tax Financing
Corporation,
Sales Tax Revenue (First Subordinate
Series)	0/6.25	8/1/33	500,000	[d]	130,095
					6,214,595
Total Long-Term Municipal Investments
(cost $192,247,066)					192,361,534

Short-Term Municipal Investments - .9%
Indiana - .8%
Indiana Finance Authority,
Environmental Revenue, Refunding
(Duke Energy Indiana, Inc. Project)
(LOC; Sumitomo Mitsui Banking Corp.)	0.90	6/1/18	1,600,000	[e]	1,600,000

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Municipal Investments - .9% (continued)
New York - .1%
New York City,
GO (LOC; Mizuho Bank, Ltd.)	0.90	6/1/18	200,000 [e]	200,000
Total Short-Term Municipal Investments
(cost $1,800,000)				1,800,000
Total Investments (cost $194,047,066)			100.0%	194,161,534
Cash and Receivables (Net)			0.0%	57,783
Net Assets			100.0%	194,219,317

[a] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, these securities were valued at
$2,392,470 or 1.23% of net assets.
[b] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[c] Non-income producing—security in default.
[d] Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
[e] The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
May 31, 2018 (Unaudited)

	Number of		Notional		Unrealized
Description	Contracts	Expiration	Value ($)	Value ($)	Appreciation ($)
Futures Short
U.S. Treasury 5 Year
Notes	13	9/2018	(1,482,484)	(1,480,578)	1,906
Ultra 10 Year U. S.
Treasury Notes	50	9/2018	(6,417,312)	(6,417,188)	124
Gross Unrealized Appreciation					2,030

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
May 31, 2018 (Unaudited)

The following is a summary of the inputs used as of May 31, 2018 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	194,161,534	-	194,161,534
Other Financial Instruments:
Futures††	2,030	-	-	2,030

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

NOTES

At May 31, 2018, accumulated net unrealized appreciation on investments was $114,468, consisting of $4,187,776 gross unrealized appreciation and $4,073,308 gross unrealized depreciation.

At May 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Short-Term U.S. Government Securities Fund
May 31, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.1%
Municipal Bonds - 2.2%
California Earthquake Authority,
Revenue	2.81	7/1/19	1,071,000		1,071,578
Florida Hurricane Catastrophe Fund
Finance Corporation,
Revenue	2.11	7/1/18	2,850,000		2,849,801
					3,921,379
U. S. Government Agencies - 24.2%
Federal Farm Credit Bank,
Bonds	1.23	1/25/19	2,750,000		2,732,356
Federal Farm Credit Bank,
Bonds	1.11	1/28/19	3,050,000		3,026,314
Federal Farm Credit Bank,
Bonds	1.25	3/4/19	2,775,000		2,753,902
Federal Farm Credit Bank,
Bonds	1.18	8/1/19	2,000,000		1,966,856
Federal Farm Credit Bank,
Bonds	1.16	9/26/19	1,000,000		983,704
Federal Farm Credit Bank,
Bonds	1.17	1/13/20	3,000,000		2,934,099
Federal Home Loan Bank,
Bonds	1.75	7/13/20	3,630,000		3,570,359
Federal Home Loan Mortgage Corp.,
Notes	1.30	5/24/19	2,000,000	[a]	1,978,994
Federal Home Loan Mortgage Corp.,
Notes	1.30	9/20/19	4,000,000	[a]	3,938,672
Federal Home Loan Mortgage Corp.,
Notes	1.50	9/27/19	2,000,000	[a]	1,977,184
Federal National Mortgage Association,
Notes	1.25	2/26/19	1,810,000	[a]	1,796,791
Federal National Mortgage Association,
Notes	1.27	2/26/19	1,710,000	[a]	1,697,768
Federal National Mortgage Association,
Notes	1.38	6/21/19	6,000,000	[a]	5,939,670
Federal National Mortgage Association,
Notes	1.25	7/26/19	2,180,000	[a]	2,153,574
Federal National Mortgage Association,
Notes	1.20	8/16/19	1,800,000	[a]	1,775,858
Federal National Mortgage Association,
Notes	1.54	7/6/21	2,965,000	[a]	2,851,764

42,077,865

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.1% (continued)
U. S. Government Agencies Mortgage-Backed - 52.3%
Federal Home Loan Mortgage Corp.:
REMIC, Ser. 3846, Cl. CK, 1.50%,
9/15/20			1,944	[a]	1,932
REMIC, Ser. 4020, Cl. PC, 1.75%,
3/15/27			845,372	[a]	809,280
2.00%, 2/1/23-2/1/28			2,642,257	[a]	2,585,596
REMIC, Ser. 3942, Cl. AC, 2.00%,
10/15/21			3,872,565	[a]	3,792,734
Multifamily Structured Pass Through
Certificates, Ser. K709, Cl. A2,
2.09%, 3/25/19			2,000,000	[a]	1,990,790
2.50%, 8/1/25			976,171	[a]	971,569
REMIC, Ser. 3684, Cl. CM, 2.50%,
8/15/24			337,215	[a]	336,935
3.00%, 3/1/27			1,661,915	[a]	1,664,694
REMIC, Ser. 3952, Cl. MA, 3.00%,
11/15/21			4,558,845	[a]	4,566,265
REMIC, Ser. 4480, Cl. VW, 3.50%,
10/15/26			4,393,508	[a]	4,467,617
3.50%, 10/1/25-5/1/27			4,097,380	[a]	4,128,961
REMIC, Ser. 2675, Cl. CK, 4.00%,
9/15/18			3,894	[a]	3,900
Multifamily Structured Pass Through
Certificates, Ser. K007, Cl. A2,
4.22%, 3/25/20			1,489,985	[a]	1,524,041
4.50%, 9/1/26			128,325	[a]	129,418
REMIC, Ser. 4791, Cl. WA, 4.50%,
11/15/44			1,391,044	[a]	1,402,355
Federal National Mortgage Association:
REMIC, Ser. 2012-98, Cl. YM, 1.50%,
9/25/27			1,411,693	[a]	1,349,050
REMIC, Ser. 2010-124, Cl. AG, 1.75%,
11/25/20			2,828,003	[a]	2,737,054
2.00%, 4/1/23-2/1/27			12,390,750	[a]	12,145,707
REMIC, Ser. 2010-13, Cl. KA, 2.00%,
12/25/18			15,661	[a]	15,628
2.20%, 11/1/19			1,194,913	[a]	1,187,008
2.42%, 4/1/46			1,748,077	[a]	1,752,332
REMIC, Ser. 2013-138, Cl. BE, 2.50%,
1/25/29			604,613	[a]	603,241
2.50%, 6/1/23-11/1/27			17,363,543	[a]	17,212,911
REMIC, Ser. 2011-23, Cl. AB, 2.75%,
6/25/20			117,664	[a]	118,067
3.00%, 9/1/27			1,760,038	[a]	1,763,420
REMIC, Ser. 2011-122, Cl. A, 3.00%,
6/25/22			1,570,502	[a]	1,572,093
3.50%, 8/1/26			1,608,139	[a]	1,631,538

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.1% (continued)
U. S. Government Agencies Mortgage-Backed - 52.3%
(continued)
4.00%, 5/1/29			4,172,115	[a]	4,292,467
4.50%, 11/1/22			1,048,783	[a]	1,057,102
REMIC, Ser. 2003-67, Cl. TJ, 4.75%,
7/25/18			700	[a]	699
6.00%, 8/1/22			1,382,743	[a]	1,431,942
Government National Mortgage Association I:
Ser. 2013-101, Cl. A, 0.51%, 5/16/35			3,101,219		3,010,267
Ser. 2013-73, Cl. A, 0.98%, 12/16/35			3,636,820		3,532,640
Ser. 2013-105, Cl. A, 1.71%, 2/16/37			3,209,087		3,118,833
Ser. 2011-20, Cl. A, 1.88%, 4/16/32			22,127		22,098
Ser. 2018-15, Cl. MB, 2.75%, 1/20/43			2,474,649		2,447,233
Ser. 2011-47, Cl. C, 3.84%, 2/16/42			1,664,845		1,677,610
					91,055,027
U. S. Government Securities - 20.4%
U.S. Treasury Notes	1.13	2/28/19	1,000,000	[b]	991,992
U.S. Treasury Notes	1.88 1	2/31/19	4,500,000		4,464,668
U.S. Treasury Notes	1.38	1/15/20	1,500,000		1,476,152
U.S. Treasury Notes	2.00	1/31/20	4,000,000	[b]	3,974,844
U.S. Treasury Notes	1.38	2/15/20	4,500,000		4,423,184
U.S. Treasury Notes	2.25	2/29/20	2,750,000		2,743,286
U.S. Treasury Notes	1.63	3/15/20	4,000,000		3,945,625
U.S. Treasury Notes	2.25	3/31/20	2,750,000		2,742,104
U.S. Treasury Notes	1.50	7/15/20	3,500,000		3,432,051
U.S. Treasury Notes	1.50	8/15/20	2,500,000		2,448,584
U.S. Treasury Notes	1.25	3/31/21	5,000,000	[b]	4,825,000
					35,467,490
Total Bonds and Notes
(cost $175,406,774)					172,521,761
	7 -Day
Description	Yield (%)		Shares		Value ($)
Other Investment - .3%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $402,646)	1.73		402,646	[c]	402,646

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $175,809,420)	99.4%	172,924,407
Cash and Receivables (Net)	0.6%	1,117,032
Net Assets	100.0%	174,041,439

REMIC—Real Estate Mortgage Investment Conduit

[a]

The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

[b]

Security, or portion thereof, on loan. At May 31, 2018, the value of the fund’s securities on loan was $8,981,102 and the value of the collateral held by the fund was $9,202,601, consisting of U.S. Government & Agency securities.

[c]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
BNY Mellon Short-Term U.S. Government Securities Fund
May 31, 2018 (Unaudited)

The following is a summary of the inputs used as of May 31, 2018 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	-	3,921,379	-	3,921,379
Registered Investment
Company	402,646	-	-	402,646
U.S. Government
Agencies/Mortgage-Backed	-	133,132,892	-	133,132,892
U.S. Treasury	-	35,467,490	-	35,467,490

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

NOTES

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2018, accumulated net unrealized depreciation on investments was $2,885,013, consisting of $27,380 gross unrealized appreciation and $2,912,394 gross unrealized depreciation.

At May 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Multi-Strategy Fund
May 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.1%
Automobiles & Components - 1.2%
Delphi Technologies	73,424		3,678,542
Gentherm	37,211	[a,b]	1,317,269
Visteon	17,553	[b]	2,193,423
			7,189,234
Banks - 10.2%
Ameris Bancorp	26,066	[a]	1,451,876
Associated Banc-Corp	79,177		2,185,285
Atlantic Capital Bancshares	121,715	[b]	2,556,015
Banner	25,915		1,553,604
Brookline Bancorp	26,639	[a]	484,830
Bryn Mawr Bank	17,186		806,883
CenterState Bank	38,061		1,170,376
Central Pacific Financial	32,981		970,961
CoBiz Financial	30,154		673,037
CVB Financial	44,374		1,029,033
FCB Financial Holdings, Cl. A	65,043	[b]	3,964,371
First Interstate BancSystem, Cl. A	113,609		4,959,033
First Merchants	45,479		2,068,840
Great Western Bancorp	85,939		3,746,081
Heritage Financial	25,482		819,246
IBERIABANK	16,632		1,328,897
MGIC Investment	200,999	[b]	2,088,380
Midland States Bancorp	31,464		1,020,692
National Bank Holdings, Cl. A	101,045		3,934,692
Old National Bancorp	78,948	[a]	1,417,117
Seacoast Banking Corporation of Florida	33,032	[a,b]	1,029,938
South State	21,550		1,929,264
Texas Capital Bancshares	33,985	[b]	3,274,455
Towne Bank	5,497	[a]	173,980
TriState Capital Holdings	68,873	[b]	1,770,036
UMB Financial	16,938		1,305,073
Umpqua Holdings	80,319		1,890,709
Union Bankshares	141,336		5,808,910
United Community Banks	56,790		1,843,403
Valley National Bancorp	127,724	[a]	1,623,372
Webster Financial	59,215	[a]	3,795,682
Westamerica Bancorporation	17,604	[a]	1,007,477
			63,681,548

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Capital Goods - 7.2%
Aerojet Rocketdyne Holdings	46,080	[a,b]	1,333,555
Aerovironment	21,709	[a,b]	1,256,083
Altra Industrial Motion	57,760	[a]	2,388,376
Astec Industries	20,188	[a]	1,181,200
Beacon Roofing Supply	84,864	[b]	3,555,802
Chart Industries	27,185	[a,b]	1,751,530
Comfort Systems USA	11,964		560,513
Construction Partners, Cl. A	24,866	[b]	302,122
Curtiss-Wright	12,797		1,628,418
DMC Global	31,818		1,427,037
EMCOR Group	20,636		1,566,891
EnerSys	33,519		2,678,503
Esterline Technologies	17,244	[b]	1,257,950
Granite Construction	14,528		826,207
Herc Holdings	49,819	[b]	2,722,608
Kaman	21,677		1,534,081
Lindsay	14,479	[a]	1,425,023
Mercury Systems	79,982	[a,b]	2,953,735
Milacron Holdings	138,584	[b]	2,731,491
Proto Labs	10,552	[a,b]	1,272,571
Simpson Manufacturing	71,477		4,525,209
Tennant	30,062	[a]	2,368,886
The Greenbrier Companies	29,829	[a]	1,482,501
TPI Composites	28,950	[b]	761,385
Valmont Industries	8,576		1,253,382
Wesco Aircraft Holdings	21,058	[b]	242,167
			44,987,226
Commercial & Professional Services - 1.5%
Deluxe	63,746		4,241,659
Huron Consulting Group	25,456	[b]	1,030,968
Interface	38,554		875,176
Knoll	48,691		983,558
Korn/Ferry International	28,070		1,534,868
LSC Communications	57,820		732,001
			9,398,230
Consumer Durables & Apparel - 1.3%
Ethan Allen Interiors	42,249		990,739
G-III Apparel Group	108,142	[b]	4,531,150
Oxford Industries	15,743	[a]	1,299,112
Taylor Morrison Home, Cl. A	49,414	[b]	1,062,401
			7,883,402
Consumer Services - 3.9%
Belmond, Cl. A	83,669	[b]	999,845
Cheesecake Factory	41,897	[a]	2,170,684

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Consumer Services - 3.9% (continued)
Dave & Buster's Entertainment	45,613	[b]	1,899,325
Eldorado Resorts	20,991	[a,b]	948,793
Penn National Gaming	26,489	[b]	902,745
Pinnacle Entertainment	54,817	[b]	1,858,844
Planet Fitness, Cl. A	272,535	[b]	10,800,562
Sotheby's	61,975	[b]	3,397,470
Texas Roadhouse	22,728		1,408,454
			24,386,722
Diversified Financials - 3.7%
Cannae Holdings	103,778	[b]	2,074,522
Capitol Investment Corp. IV	143,065		1,459,263
Cohen & Steers	20,540		799,622
Donnelley Financial Solutions	88,168	[b]	1,354,260
Federated Investors, Cl. B	36,328		881,681
Green Dot, Cl. A	37,266	[b]	2,655,948
Investment Technology Group	118,777		2,605,967
Landcadia Holdings	60,686	[b]	617,177
Morningstar	12,621		1,514,646
OneMain Holdings	175,680	[b]	5,714,870
SLM	204,251	[b]	2,334,589
TPG Pace Holdings	98,446	[a]	1,013,994
			23,026,539
Energy - 6.6%
Apergy	58,852		2,541,818
Arch Coal, Cl. A	17,044	[a]	1,400,335
Ardmore Shipping	80,935	[a,b]	655,574
Callon Petroleum	108,721	[a,b]	1,287,257
Delek US Holdings	131,025		7,308,575
Dril-Quip	28,876	[a,b]	1,387,492
Forum Energy Technologies	34,061	[b]	481,963
GasLog	61,513		1,107,234
Green Plains	51,287		1,094,977
Natural Gas Services Group	5,841	[b]	134,635
Navigator Holdings	42,524	[a,b]	482,647
Newpark Resources	128,030	[b]	1,389,126
Oasis Petroleum	123,526	[a,b]	1,609,544
Oil States International	52,122	[b]	1,845,119
Patterson-UTI Energy	70,714		1,462,366
PBF Energy, Cl. A	67,574		3,188,141
PDC Energy	79,361	[b]	4,800,547
RSP Permian	63,829	[b]	2,791,880
Scorpio Tankers	820,807	[a]	2,380,340
Select Energy Services, Cl. A	285,579	[b]	4,075,212
			41,424,782

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Exchange-Traded Funds - .7%
iShares Russell 2000 ETF	11,532	[a]	1,877,064
iShares Russell 2000 Growth ETF	10,938	[a]	2,219,101
			4,096,165
Food & Staples Retailing - 1.5%
Casey's General Stores	8,692	[a]	841,386
Performance Food Group	58,838	[b]	2,103,459
SpartanNash	22,659		561,037
Sprouts Farmers Market	54,408	[a,b]	1,180,654
United Natural Foods	68,222	[b]	3,109,559
US Foods Holding	35,704	[b]	1,273,919
			9,070,014
Food, Beverage & Tobacco - 2.2%
Boston Beer, Cl. A	15,913	[b]	4,039,515
Calavo Growers	40,688	[a]	3,580,544
Fresh Del Monte Produce	26,251		1,178,932
Freshpet	199,602	[b]	4,550,926
Hain Celestial Group	18,796	[b]	479,674
			13,829,591
Health Care Equipment & Services - 6.1%
Align Technology	2,900	[b]	962,655
Amedisys	20,276	[b]	1,548,073
AMN Healthcare Services	28,759	[a,b]	1,624,884
Anika Therapeutics	13,945	[a,b]	567,004
AxoGen	63,760	[a,b]	3,130,616
Evolent Health, Cl. A	216,270	[a,b]	4,422,722
Heska	15,246	[a,b]	1,630,407
HMS Holdings	164,329	[b]	3,554,436
iRhythm Technologies	28,780	[b]	2,188,143
K2M Group Holdings	69,548	[a,b]	1,647,592
LHC Group	11,346	[b]	873,302
Medidata Solutions	41,671	[a,b]	3,215,334
Nevro	25,644	[a,b]	2,017,926
NuVasive	15,723	[a,b]	805,961
NxStage Medical	104,182	[b]	2,879,590
Omnicell	25,581	[a,b]	1,190,796
Teladoc	54,221	[a,b]	2,759,849
Tivity Health	44,044	[a,b]	1,543,742
WellCare Health Plans	7,696	[b]	1,705,972
			38,269,004
Household & Personal Products - .3%
Inter Parfums	38,176		2,034,781
Insurance - .5%
Kemper	19,392	[a]	1,501,910
Safety Insurance Group	8,301	[a]	713,886

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Insurance - .5% (continued)
Selective Insurance Group	20,649		1,173,896
			3,389,692
Materials - 6.7%
Alamos Gold, Cl. A	352,518		1,952,950
Cabot	107,334		6,466,874
Carpenter Technology	70,111	[a]	4,202,453
Coeur Mining	63,263	[b]	509,900
Commercial Metals	42,779	[a]	1,011,296
Eagle Materials	27,532		2,983,918
Ferroglobe	167,388	[b]	1,712,379
Hecla Mining	227,964	[a]	857,145
IAMGOLD	571,736	[b]	3,567,633
Louisiana-Pacific	65,854		1,921,620
Methanex	38,820		2,647,524
OMNOVA Solutions	339,245	[b]	3,460,299
Summit Materials, Cl. A	114,979	[a,b]	3,267,703
Tahoe Resources	510,872		2,676,969
US Concrete	77,929	[a,b]	4,749,773
			41,988,436
Media - 2.6%
E.W. Scripps, Cl. A	119,757	[a]	1,495,765
Gray Television	107,940	[a,b]	1,187,340
IMAX	105,858	[a,b]	2,212,432
New York Times, Cl. A	65,082	[a]	1,480,616
Nexstar Media Group, Cl. A	48,929	[a]	3,243,993
Scholastic	26,661	[a]	1,199,478
Sinclair Broadcast Group, Cl. A	187,431	[a]	5,135,609
			15,955,233
Pharmaceuticals, Biotechnology & Life Sciences - 9.0%
Aclaris Therapeutics	87,061	[b]	1,573,192
Adamas Pharmaceuticals	52,909	[a,b]	1,515,314
Aerie Pharmaceuticals	38,266	[a,b]	1,963,046
Amicus Therapeutics	98,228	[a,b]	1,660,053
Cambrex	69,249	[b]	3,136,980
Flexion Therapeutics	243,350	[a,b]	6,597,219
Foamix Pharmaceuticals	171,730	[a,b]	899,865
G1 Therapeutics	53,357	[a]	2,310,892
Galapagos, ADR	16,790	[b]	1,709,726
Halozyme Therapeutics	92,266	[b]	1,697,694
Ligand Pharmaceuticals	13,891	[a,b]	2,670,267
Natera	149,106	[b]	1,738,576
NeoGenomics	102,918	[a,b]	1,193,849
Otonomy	159,425	[b]	701,470
Portola Pharmaceuticals	33,902	[a,b]	1,361,165

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 9.0%
(continued)
PRA Health Sciences	13,529	[b]	1,148,612
Radius Health	50,921	[a,b]	1,451,249
Retrophin	63,332	[b]	1,773,929
Revance Therapeutics	149,001	[a,b]	4,157,128
Sage Therapeutics	45,712	[b]	6,979,765
Supernus Pharmaceuticals	27,483	[a,b]	1,548,667
TherapeuticsMD	1,240,894	[b]	7,333,684
Zogenix	16,679	[b]	709,691
			55,832,033
Real Estate - 2.3%
Agree Realty	25,557	[c]	1,352,988
CareTrust	33,962	[a,c]	560,033
CoreCivic	68,046	[c]	1,464,350
Cousins Properties	94,487	[c]	890,068
Education Realty Trust	30,678	[a,c]	1,120,974
LaSalle Hotel Properties	20,421	[c]	700,440
Monmouth Real Estate Investment	51,825	[c]	800,696
Outfront Media	60,713	[c]	1,204,546
Pebblebrook Hotel Trust	36,096	[a,c]	1,473,439
Physicians Realty Trust	100,720	[c]	1,532,958
Retail Properties of America, Cl. A	95,632	[c]	1,172,448
Sunstone Hotel Investors	77,751	[c]	1,352,090
Urban Edge Properties	31,942	[c]	698,572
			14,323,602
Retailing - 2.4%
Big Lots	3,911		159,999
Carvana	47,905	[a,b]	1,382,059
Dick's Sporting Goods	56,861	[a]	2,081,113
Dillard's, Cl. A	17,641	[a]	1,436,507
Express	138,723	[a,b]	1,180,533
Guess?	57,527	[a]	1,127,529
National Vision Holdings	55,091		2,005,312
Ollie's Bargain Outlet Holdings	34,291	[a,b]	2,424,374
Urban Outfitters	35,599	[b]	1,478,782
Williams-Sonoma	30,489	[a]	1,688,176
			14,964,384
Semiconductors & Semiconductor Equipment - 1.6%
Brooks Automation	33,611	[a]	1,098,407
Cirrus Logic	28,271	[a,b]	1,059,597
Photronics	55,966	[b]	486,904
Power Integrations	51,465		3,867,595
Semtech	66,766	[b]	3,231,474
			9,743,977

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Software & Services - 12.7%
2U	36,015	[a,b]	3,414,222
Acxiom	272,965	[b]	7,995,145
Bandwidth, Cl. A	116,072		4,330,646
CACI International, Cl. A	18,980	[b]	3,163,017
Cardtronics, Cl. A	153,887	[b]	3,948,740
CommVault Systems	69,379	[b]	4,742,055
CSG Systems International	27,672		1,145,067
HubSpot	52,808	[a,b]	6,400,330
LogMeIn	34,631	[a]	3,736,685
Mimecast	71,686	[b]	3,195,045
New Relic	27,494	[b]	2,793,115
NIC	63,311	[a]	971,824
Proofpoint	26,913	[b]	3,145,861
Rapid7	126,663	[b]	4,011,417
Shopify, Cl. A	31,794	[b]	4,708,373
Talend, ADR	90,435	[b]	5,134,899
Teradata	34,351	[b]	1,369,574
Twilio, Cl. A	132,981	[b]	7,176,985
Varonis Systems	52,154	[b]	4,049,758
Verint Systems	27,796	[b]	1,172,991
Zendesk	41,200	[b]	2,302,668
			78,908,417
Technology Hardware & Equipment - 7.3%
Ciena	373,828	[b]	8,616,735
Cray	49,226	[a,b]	1,225,727
Fabrinet	38,538	[b]	1,353,840
Finisar	156,661	[b]	2,539,475
II-VI	35,612	[b]	1,565,147
Infinera	662,290	[b]	5,828,152
Littelfuse	10,015	[a]	2,173,756
Lumentum Holdings	55,600	[a,b]	3,266,500
Methode Electronics	29,844	[a]	1,198,237
NETGEAR	70,077	[a,b]	4,236,155
NetScout Systems	44,021	[a,b]	1,188,567
nLight	51,071	[b]	1,897,288
Sierra Wireless	162,863	[b]	2,670,953
Tech Data	16,848	[b]	1,462,575
VeriFone Systems	54,256	[b]	1,233,781
Viavi Solutions	535,043	[b]	5,088,259
			45,545,147
Transportation - 4.5%
Avis Budget Group	144,199	[b]	5,622,319
Hub Group, Cl. A	38,817	[b]	1,938,909
Knight-Swift Transportation Holdings	143,240		5,827,003

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 97.1% (continued)
Transportation - 4.5% (continued)
Marten Transport		86,744		1,977,763
Scorpio Bulkers		93,751		689,070
SkyWest		111,319		6,345,183
Werner Enterprises		149,307		5,852,834
				28,253,081
Utilities - 1.1%
Chesapeake Utilities		17,394		1,388,911
IDACORP		16,640	[a]	1,536,870
Portland General Electric		42,287		1,803,963
Southwest Gas		26,362		1,995,603
				6,725,347
Total Common Stocks (cost $465,838,081)				604,906,587
		Number of
		Warrants
Warrants - .0%
Diversified Financials - .0%
Landcadia Holdings (6/1/23)
(cost $42,480)		60,686		46,121
	7-Day
	Yield (%)
Other Investment - 3.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $19,482,216)	1.73	19,482,216	[d]	19,482,216

Investment of Cash Collateral for Securities Loaned - 6.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $37,565,950)	1.68	37,565,950	[d]	37,565,950
Total Investments (cost $522,928,727)		106.2%		662,000,874
Liabilities, Less Cash and Receivables		(6.2%)		(38,676,696)
Net Assets		100.0%		623,324,178

ADR—American Depository Receipt
ETF—Exchange-Traded Fund

[a]

Security, or portion thereof, on loan. At May 31, 2018, the value of the fund’s securities on loan was $113,345,431 and the value of the collateral held by the fund was $116,555,441, consisting of cash collateral of $37,565,950 and U.S. Government & Agency securities valued at $78,989,491.

[b]	Non-income producing security.
[c]	Investment in real estate investment trust.
[d]	Investment in affiliated issuer. The investment objective of the investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Multi-Strategy Fund
May 31, 2018 (Unaudited)

The following is a summary of the inputs used as of May 31, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	563,122,534	-	-	563,122,534
Equity Securities—
Foreign Common
Stocks†	37,687,888	-	-	37,687,888
Exchange-Traded
Funds	4,096,165	-	-	4,096,165
Registered Investment
Companies	57,048,166	-	-	57,048,166
Warrants†	46,121	-	-	46,121

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2018, accumulated net unrealized appreciation on investments was $139,072,147, consisting of $151,584,829 gross unrealized appreciation and $12,512,682 gross unrealized depreciation.

At May 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Small/Mid Cap Multi-Strategy Fund
May 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.8%
Automobiles & Components - 1.2%
Delphi Technologies	59,207		2,966,271
Visteon	10,567	[a]	1,320,452
			4,286,723
Banks - 6.9%
Cullen/Frost Bankers	34,961	[b]	3,993,595
East West Bancorp	36,140		2,511,007
First Interstate BancSystem, Cl. A	32,226		1,406,665
First Republic Bank	6,770	[b]	674,292
Great Western Bancorp	57,232		2,494,743
National Bank Holdings, Cl. A	27,624		1,075,679
South State	36,090		3,230,957
SVB Financial Group	10,991	[a]	3,430,621
Texas Capital Bancshares	5,560	[a]	535,706
TriState Capital Holdings	23,652	[a]	607,856
Webster Financial	66,164	[b]	4,241,112
			24,202,233
Capital Goods - 5.2%
AGCO	22,007		1,399,645
Allegion	7,430		567,875
Altra Industrial Motion	19,948	[b]	824,850
AMETEK	4,270		311,838
Beacon Roofing Supply	29,141	[a]	1,221,008
BWX Technologies	7,140		476,524
Curtiss-Wright	4,445		565,626
Fluor	57,284		2,792,022
Graco	5,149		233,765
Herc Holdings	17,260	[a]	943,259
Littelfuse	3,444		747,520
Milacron Holdings	47,861	[a]	943,340
nLight	17,617		654,472
Proto Labs	3,651	[a]	440,311
Quanta Services	8,777	[a]	316,060
Roper Technologies	3,590		990,086
Simpson Manufacturing	13,932		882,035
Snap-on	12,344	[b]	1,824,690
Valmont Industries	11,808		1,725,739
Xylem	8,972		631,629
			18,492,294

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Commercial & Professional Services - 3.0%
Clean Harbors	47,830	[a]	2,534,990
Copart	8,228	[a]	451,141
Deluxe	24,401		1,623,643
Korn/Ferry International	36,390		1,989,805
Nielsen Holdings	62,952		1,899,262
Sotheby's	21,529	[a]	1,180,220
Waste Connections	10,738		825,537
Wesco Aircraft Holdings	12,467	[a]	143,371
			10,647,969
Consumer Durables & Apparel - 1.2%
Lululemon Athletica	10,391	[a,b]	1,091,575
Newell Brands	99,531		2,346,941
PVH	2,903		464,480
Under Armour, Cl. A	14,888	[a]	311,159
			4,214,155
Consumer Services - 4.8%
Cheesecake Factory	56,939	[b]	2,950,010
Chipotle Mexican Grill	690	[a]	296,824
Dave & Buster's Entertainment	15,975	[a]	665,199
Grand Canyon Education	36,339	[a]	4,037,263
Norwegian Cruise Line Holdings	13,584	[a]	710,987
Penn National Gaming	39,345	[a]	1,340,878
Planet Fitness, Cl. A	44,664	[a]	1,770,034
Service Corporation International	96,334		3,534,494
Texas Roadhouse	7,895		489,253
Wynn Resorts	5,614		1,100,400
			16,895,342
Diversified Financials - 5.8%
Ally Financial	80,890		2,074,828
Cboe Global Markets	5,012		488,971
E*TRADE Financial	87,232	[a]	5,526,147
Eaton Vance	38,634		2,078,509
Green Dot, Cl. A	12,224	[a]	871,204
Invesco	16,626		454,222
Jefferies Financial Group	164,325		3,595,431
OneMain Holdings	107,905	[a]	3,510,150
SLM	146,183	[a]	1,670,872
			20,270,334
Energy - 6.3%
Apergy	20,219		873,259
Arch Coal, Cl. A	8,108	[b]	666,153
Cabot Oil & Gas	100,972		2,307,210
Delek US Holdings	37,445		2,088,682
Dril-Quip	62,372	[a,b]	2,996,975

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Energy - 6.3% (continued)
Helmerich & Payne	8,012		531,837
Parsley Energy, Cl. A	108,510	[a]	3,198,875
PBF Energy, Cl. A	40,303		1,901,496
PDC Energy	31,607	[a]	1,911,907
Pioneer Natural Resources	3,116		601,700
RSP Permian	81,143	[a]	3,549,195
Scorpio Tankers	408,643	[b]	1,185,065
TechnipFMC	14,871		463,232
			22,275,586
Exchange-Traded Funds - .7%
iShares Russell 2000 Growth ETF	2,457	[b]	498,476
iShares Russell 2000 Value ETF	14,229		1,869,264
			2,367,740
Food & Staples Retailing - 2.0%
Casey's General Stores	27,140	[b]	2,627,152
Performance Food Group	20,439	[a]	730,694
United Natural Foods	63,847	[a,b]	2,910,146
US Foods Holding	26,433	[a]	943,129
			7,211,121
Food, Beverage & Tobacco - 1.9%
Boston Beer, Cl. A	15,048	[a,b]	3,819,935
Calavo Growers	14,145	[b]	1,244,760
Freshpet	68,930	[a]	1,571,604
			6,636,299
Health Care Equipment & Services - 6.7%
ABIOMED	2,229	[a]	849,561
Align Technology	4,333	[a]	1,438,339
Amedisys	45,867	[a]	3,501,945
athenahealth	1,967	[a]	295,974
Boston Scientific	23,718	[a]	720,790
DENTSPLY SIRONA	26,795		1,173,889
DexCom	7,070	[a,b]	622,089
Encompass Health	39,219		2,539,430
Evolent Health, Cl. A	130,725	[a,b]	2,673,326
iRhythm Technologies	9,998	[a,b]	760,148
K2M Group Holdings	24,017	[a,b]	568,963
Laboratory Corporation of America
Holdings	2,638	[a]	476,396
Medidata Solutions	14,423	[a,b]	1,112,879
Nevro	8,856	[a,b]	696,879
NxStage Medical	35,925	[a]	992,967
Omnicell	43,889	[a]	2,043,033
Teladoc	18,703	[a,b]	951,983
Tivity Health	50,261	[a,b]	1,761,648

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Health Care Equipment & Services - 6.7% (continued)
WellCare Health Plans	2,674	[a]	592,746
			23,772,985
Household & Personal Products - .2%
Inter Parfums	13,226		704,946
Insurance - .6%
MGIC Investment	202,601	[a]	2,105,024
Materials - 6.0%
Cabot	19,108		1,151,257
Carpenter Technology	12,099		725,214
DMC Global	11,013		493,933
Eagle Materials	29,933		3,244,139
Ferroglobe	57,811	[a]	591,407
Goldcorp	131,604	[b]	1,884,569
Huntsman	95,061		3,039,100
Kinross Gold	388,318	[a]	1,397,945
Packaging Corporation of America	14,426		1,695,055
Summit Materials, Cl. A	39,275	[a]	1,116,195
Tahoe Resources	248,390		1,301,564
US Concrete	36,327	[a,b]	2,214,131
Vulcan Materials	7,049	[b]	900,439
Westlake Chemical	12,818		1,483,427
			21,238,375
Media - 1.3%
IMAX	36,773	[a,b]	768,556
Liberty Media, Cl. C	17,162	[a,b]	541,976
Nexstar Media Group, Cl. A	12,759	[b]	845,922
Sinclair Broadcast Group, Cl. A	93,150		2,552,310
			4,708,764
Pharmaceuticals, Biotechnology & Life Sciences - 8.6%
Aclaris Therapeutics	30,045	[a]	542,913
Adamas Pharmaceuticals	18,362	[a]	525,888
Aerie Pharmaceuticals	13,292	[a,b]	681,880
Agilent Technologies	6,769		419,136
Alkermes	9,188	[a,b]	433,674
Alnylam Pharmaceuticals	1,974	[a]	196,354
Amicus Therapeutics	33,975	[a,b]	574,177
BioMarin Pharmaceutical	6,877	[a]	621,268
Bluebird Bio	1,657	[a,b]	296,686
Cambrex	58,856	[a,b]	2,666,177
Flexion Therapeutics	41,478	[a,b]	1,124,469
Foamix Pharmaceuticals	59,656	[a]	312,597
G1 Therapeutics	31,543		1,366,127
Galapagos, ADR	5,833	[a]	593,974
Halozyme Therapeutics	31,968	[a]	588,211

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 8.6%
(continued)
Heska	5,296	[a,b]	566,354
Jazz Pharmaceuticals	25,513	[a]	4,311,697
Ligand Pharmaceuticals	4,813	[a,b]	925,203
Natera	51,456	[a]	599,977
NeoGenomics	35,793	[a,b]	415,199
Neurocrine Biosciences	4,638	[a,b]	446,454
Otonomy	55,381	[a]	243,676
Portola Pharmaceuticals	11,726	[a,b]	470,799
PRA Health Sciences	16,120	[a]	1,368,588
Radius Health	17,495	[a,b]	498,607
Retrophin	22,000	[a]	616,220
Sage Therapeutics	21,631	[a]	3,302,837
TESARO	7,879	[a,b]	360,622
TherapeuticsMD	791,162	[a]	4,675,767
Zogenix	9,874	[a]	420,139
			30,165,670
Real Estate - 2.3%
CoreCivic	131,451	[c]	2,828,826
Empire State Realty Trust, Cl. A	116,360	[c]	1,973,466
Equinix	1,137	[c]	451,218
Monmouth Real Estate Investment	18,003	[c]	278,146
Pebblebrook Hotel Trust	51,147	[b,c]	2,087,821
Physicians Realty Trust	34,921	[c]	531,498
			8,150,975
Retailing - 2.9%
Cannae Holdings	48,781	[a]	975,132
Carvana	16,581	[a,b]	478,362
Dick's Sporting Goods	63,779	[b]	2,334,311
Dollar Tree	8,070	[a]	666,501
National Vision Holdings	19,101	[b]	695,276
Ollie's Bargain Outlet Holdings	11,777	[a,b]	832,634
Ross Stores	14,838		1,170,421
Williams-Sonoma	53,906	[b]	2,984,775
			10,137,412
Semiconductors & Semiconductor Equipment - 2.9%
Advanced Micro Devices	219,071	[a]	3,007,845
Cavium	8,877	[a]	742,206
Maxim Integrated Products	28,546		1,674,223
NVIDIA	1,387		349,788
Power Integrations	17,774		1,335,716
Semtech	14,574	[a]	705,382
Skyworks Solutions	12,195		1,202,549

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Semiconductors & Semiconductor Equipment - 2.9%
(continued)
Teradyne	31,359	[b]	1,188,820
			10,206,529
Software & Services - 15.0%
2U	12,365	[a]	1,172,202
Acxiom	188,894	[a]	5,532,705
Amdocs	37,020		2,497,369
Bandwidth, Cl. A	40,284		1,502,996
CACI International, Cl. A	6,582	[a]	1,096,890
CommVault Systems	30,204	[a]	2,064,443
CoreLogic	35,018	[a]	1,835,994
CoStar Group	2,058	[a]	784,551
Fidelity National Information Services	11,140		1,138,731
First Data, Cl. A	106,803	[a]	2,029,257
HubSpot	29,882	[a,b]	3,621,698
Intuit	2,760		556,416
Jack Henry & Associates	11,213		1,402,298
LogMeIn	19,418	[b]	2,095,202
Mimecast	24,614	[a]	1,097,046
New Relic	15,796	[a]	1,604,716
Nuance Communications	191,247	[a]	2,583,747
Paychex	4,379		287,175
Proofpoint	15,387	[a]	1,798,586
Rapid7	43,558	[a]	1,379,482
ServiceNow	5,334	[a]	947,372
Shopify, Cl. A	18,819	[a]	2,786,906
Splunk	7,764	[a]	860,329
Spotify Technology	2,354	[a]	371,249
Square, Cl. A	21,778	[a,b]	1,268,568
SS&C Technologies Holdings	11,701		595,698
Talend, ADR	54,997	[a]	3,122,730
Twilio, Cl. A	76,239	[a]	4,114,619
Twitter	12,996	[a]	450,961
Varonis Systems	17,914	[a]	1,391,022
Zendesk	14,151	[a]	790,899
			52,781,857
Technology Hardware & Equipment - 7.2%
Amphenol, Cl. A	7,781		676,402
Ciena	164,490	[a]	3,791,494
Dolby Laboratories, Cl. A	37,861		2,377,671
FLIR Systems	9,379		505,528
Infinera	271,557	[a]	2,389,702
Keysight Technologies	24,109	[a]	1,416,163
Lumentum Holdings	52,732	[a,b]	3,098,005

Description		Shares		Value ($)
Common Stocks - 97.8% (continued)
Technology Hardware & Equipment - 7.2% (continued)
Mercury Systems		39,574	[a]	1,461,468
NETGEAR		15,536	[a,b]	939,151
Trimble		18,517	[a]	612,172
Viavi Solutions		301,044	[a]	2,862,928
Xerox		124,459		3,382,796
Zebra Technologies, Cl. A		11,724	[a]	1,799,751
				25,313,231
Telecommunication Services - .4%
Finisar		93,118	[a,b]	1,509,443
Transportation - 4.7%
Avis Budget Group		74,433	[a]	2,902,143
Hub Group, Cl. A		51,013	[a]	2,548,099
J.B. Hunt Transport Services		16,569		2,122,489
Kirby		22,513	[a,b]	2,041,929
Knight-Swift Transportation Holdings		61,032		2,482,782
Marten Transport		18,052		411,586
SkyWest		49,218		2,805,426
Werner Enterprises		30,336		1,189,171
				16,503,625
Total Common Stocks (cost $271,338,749)				344,798,632
	7-Day
Yield (%)
Other Investment - 2.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $9,568,126)	1.73	9,568,126	[d]	9,568,126

Investment of Cash Collateral for Securities Loaned - 4.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $16,916,430)	1.68	16,916,430	[d]	16,916,430
Total Investments (cost $297,823,305)		105.3%		371,283,188
Liabilities, Less Cash and Receivables		(5.3%)		(18,607,912)
Net Assets		100.0%		352,675,276

ADR—American Depository Receipt
ETF—Exchange-Traded Fund

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At May 31, 2018, the value of the fund’s securities on loan was $55,545,220 and the value of the collateral held by the fund was $57,112,812, consisting of cash collateral of $16,916,430 and U.S. Government & Agency securities valued at $40,196,382.

[c]	Investment in real estate investment trust.
[d]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
BNY Mellon Small/Mid Cap Multi-Strategy Fund
May 31, 2018 (Unaudited)

The following is a summary of the inputs used as of May 31, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	325,822,005	-	-	325,822,005
Equity Securities—
Foreign Common
Stocks†	16,608,887	-	-	16,608,887
Exchange-Traded
Funds	2,367,740	-	-	2,367,740
Registered Investment
Companies	26,484,556	-	-	26,484,556

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2018, accumulated net unrealized appreciation on investments was $73,459,883, consisting of $82,019,117 gross unrealized appreciation and $8,559,234 gross unrealized depreciation.

At May 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund
May 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 68.9%
Automobiles & Components - .1%
Aptiv	1,380		134,550
Ford Motor	5,798		66,967
General Motors	155		6,619
Goodyear Tire & Rubber	4,315		105,415
Harley-Davidson	3,784	[a]	155,447
			468,998
Banks - 2.5%
Bank of America	56,979		1,654,670
BB&T	10,592		556,080
Citigroup	11,670		778,272
Citizens Financial Group	6,935		283,295
Fifth Third Bancorp	3,234		98,896
JPMorgan Chase & Co.	19,507		2,087,444
KeyCorp	10,500		204,120
M&T Bank	630		108,410
PNC Financial Services Group	4,920		705,577
SunTrust Banks	1,700		114,767
U. S. Bancorp	5,082		254,049
Wells Fargo & Co.	25,282		1,364,975
Zions Bancorporation	2,665	[a]	146,069
			8,356,624
Capital Goods - 5.6%
3M	4,629		912,978
Acuity Brands	655	[a]	77,454
Allegion	2,996		228,984
Arconic	975		17,209
Boeing	9,780		3,444,125
Caterpillar	3,798		576,954
Deere & Co.	16,091		2,405,765
Donaldson	2,950		139,240
Dover	4,252		328,297
Eaton	4,989		382,058
Emerson Electric	2,093		148,268
Fastenal	5,310	[a]	282,651
Flowserve	5,865	[a]	242,459
Fortive	2,056		149,451
General Dynamics	741		149,467
General Electric	41,885		589,741
Hexcel	2,530		179,200

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 68.9% (continued)
Capital Goods - 5.6% (continued)
Honeywell International	20,350		3,009,968
Illinois Tool Works	15,228		2,188,264
Ingersoll-Rand	5,160		451,706
Johnson Controls International	2,771		92,995
Lockheed Martin	1,377		433,122
Northrop Grumman	1,146		375,028
Parker-Hannifin	612		104,591
Raytheon	3,200		670,400
Rockwell Collins	1,753		241,055
Stanley Black & Decker	653		90,924
Toro	2,875	[a]	166,750
TransDigm Group	632		211,158
United Rentals	875	[b]	139,624
United Technologies	2,681		334,642
W.W. Grainger	220	[a]	67,978
Xylem	2,698	[a]	189,939
			19,022,445
Commercial & Professional Services - .1%
Robert Half International	2,005		127,678
Stericycle	1,465	[a,b]	93,028
Waste Management	2,644		218,685
			439,391
Consumer Durables & Apparel - .7%
Leggett & Platt	5,590	[a]	230,867
Lennar, Cl. A	4,900		253,526
Mattel	5,880	[a]	91,258
Newell Brands	1,340	[a]	31,597
NIKE, Cl. B	18,260		1,311,068
Under Armour, Cl. A	1,015	[a,b]	21,214
VF	3,110		252,408
Whirlpool	237		34,306
			2,226,244
Consumer Services - 1.6%
Carnival	2,398		149,347
Chipotle Mexican Grill	60	[a,b]	25,811
Marriott International, Cl. A	608		82,299
McDonald's	6,559		1,049,506
Starbucks	19,558		1,108,352
Wyndham Worldwide	840		91,090
Wynn Resorts	1,077		211,103
Yum! Brands	33,017		2,685,273
			5,402,781
Diversified Financials - 5.4%
Ally Financial	116,340		2,984,121

Description	Shares		Value ($)
Common Stocks - 68.9% (continued)
Diversified Financials - 5.4% (continued)
American Express	1,959		192,570
Ameriprise Financial	1,989		275,735
Berkshire Hathaway, Cl. B	9,775	[b]	1,872,206
BlackRock	456		243,609
Capital One Financial	4,413		414,822
Charles Schwab	63,606		3,537,766
CME Group	3,750		610,875
Discover Financial Services	5,797		428,166
Goldman Sachs Group	1,634		369,088
Intercontinental Exchange	43,123		3,056,989
Invesco	99,650		2,722,438
Moody's	720		122,810
Morgan Stanley	6,300		315,882
Navient	11,370		157,020
S&P Global	1,858		366,955
State Street	5,399		518,898
T. Rowe Price Group	31		3,764
			18,193,714
Energy - 4.7%
Anadarko Petroleum	4,930		344,114
Andeavor	21,410		3,092,246
Apache	1,510	[a]	60,400
Baker Hughes	1,617	[a]	55,932
Cabot Oil & Gas	5,290		120,876
Chevron	8,952		1,112,734
Cimarex Energy	467	[a]	43,394
ConocoPhillips	2,901		195,498
Devon Energy	6,515		270,829
EOG Resources	9,132		1,075,841
EQT	1,555		80,145
Exxon Mobil	21,034		1,708,802
Halliburton	4,892		243,328
Helmerich & Payne	5,610	[a]	372,392
Hess	1,575		95,162
Marathon Oil	15,500		332,165
Marathon Petroleum	3,221		254,556
National Oilwell Varco	1,545	[a]	63,994
Newfield Exploration	2,200	[b]	64,328
Noble Energy	3,335		119,059
Occidental Petroleum	4,597		387,067
ONEOK	1,650		112,464
Phillips 66	3,608		420,296
Pioneer Natural Resources	1,815		350,476
Range Resources	7,495	[a]	118,721

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 68.9% (continued)
Energy - 4.7% (continued)
Schlumberger	7,092		487,008
TechnipFMC	5,105		159,021
Valero Energy	34,023		4,123,588
Williams Cos.	1,494		40,129
			15,904,565
Food & Staples Retailing - .6%
Costco Wholesale	3,397		673,421
Kroger	13,152		319,988
Sysco	1,650		107,299
Walgreens Boots Alliance	7,587		473,353
Walmart	5,992		494,580
			2,068,641
Food, Beverage & Tobacco - 3.3%
Altria Group	15,089		841,061
Archer-Daniels-Midland	4,910		214,665
Coca-Cola	15,865		682,195
Constellation Brands, Cl. A	8,646		1,928,750
General Mills	1,650		69,779
Hershey	281		25,301
Kraft Heinz	4,451		255,843
McCormick & Co.	2,837	[a]	286,537
Molson Coors Brewing, Cl. B	4,105		253,073
Mondelez International, Cl. A	79,825		3,134,728
Monster Beverage	2,265	[b]	115,877
PepsiCo	8,990		901,247
Philip Morris International	30,189		2,401,233
Tyson Foods, Cl. A	1,390		93,783
			11,204,072
Health Care Equipment & Services - 4.8%
Abbott Laboratories	47,993		2,953,009
Aetna	3,538		623,148
AmerisourceBergen	2,188		179,722
Anthem	2,439		540,043
Baxter International	1,555		110,156
Becton Dickinson & Co.	3,010		666,986
Boston Scientific	19,239	[b]	584,673
Cardinal Health	1,070		55,736
Cerner	6,425	[b]	383,444
Cigna	2,556		432,910
CVS Health	4,781		303,068
Danaher	4,112		408,239
Dentsply Sirona	1,420		62,210
Edwards Lifesciences	2,538	[b]	348,493
Envision Healthcare	1,120	[b]	48,026

Description	Shares		Value ($)
Common Stocks - 68.9% (continued)
Health Care Equipment & Services - 4.8% (continued)
Express Scripts Holding	63	[b]	4,776
Henry Schein	4,596	[a,b]	318,043
Hologic	385	[a,b]	14,588
Humana	1,673		486,810
Intuitive Surgical	2,288	[b]	1,051,725
McKesson	469		66,570
Medtronic	7,860		678,475
ResMed	2,927		300,925
Stryker	3,048		530,413
UnitedHealth Group	20,350		4,914,728
Zimmer Biomet Holdings	216		24,086
			16,091,002
Household & Personal Products - .7%
Clorox	2,630	[a]	317,783
Colgate-Palmolive	10,398		656,010
Estee Lauder, Cl. A	3,885		580,574
Kimberly-Clark	1,327		133,828
Procter & Gamble	10,901		797,626
			2,485,821
Insurance - 1.0%
Aflac	500		22,530
Allstate	4,455		416,453
American International Group	6,990		369,002
Aon	3,762		526,191
Brighthouse Financial	614		28,926
Chubb	739		96,580
Cincinnati Financial	1,410		97,812
Hartford Financial Services Group	8,125		425,181
Lincoln National	2,076		137,618
Marsh & McLennan Cos.	5,996		481,899
MetLife	3,712		170,715
Prudential Financial	1,076		104,200
Travelers	3,967		509,839
			3,386,946
Materials - 2.1%
Air Products & Chemicals	3,283		529,909
CF Industries Holdings	940		38,672
DowDuPont	46,652		2,990,860
Ecolab	2,580		367,934
FMC	4,140		360,553
Freeport-McMoRan	21,175		357,857
International Flavors & Fragrances	1,640		200,293
International Paper	2,004		107,214
LyondellBasell Industries, Cl. A	3,186		357,214

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 68.9% (continued)
Materials - 2.1% (continued)
Monsanto	3,049		388,626
Newmont Mining	4,165		162,143
Nucor	1,060		68,041
PPG Industries	3,746		378,046
Praxair	2,557		399,557
Sealed Air	295		12,850
Sherwin-Williams	186		70,541
Vulcan Materials	2,949		376,705
			7,167,015
Media - 2.5%
CBS, Cl. B	959		48,305
Charter Communications, Cl. A	446	[b]	116,424
Comcast, Cl. A	111,457		3,475,229
Discovery, Cl. C	2,145	[b]	42,407
DISH Network, Cl. A	2,680	[b]	79,194
Nielsen Holdings	545	[a]	16,443
Omnicom Group	820	[a]	59,106
Time Warner	6,747		635,298
Twenty-First Century Fox, Cl. A	67,016		2,583,467
Walt Disney	15,060		1,498,018
			8,553,891
Pharmaceuticals, Biotechnology & Life Sciences - 4.8%
AbbVie	8,413		832,382
Agilent Technologies	36,740		2,274,941
Alexion Pharmaceuticals	567	[b]	65,846
Allergan	16,940		2,554,552
Amgen	4,842		869,720
Biogen	2,584	[b]	759,593
Bristol-Myers Squibb	11,752		618,390
Celgene	7,636	[b]	600,800
Eli Lilly & Co.	11,021		937,226
Gilead Sciences	16,056		1,082,174
Incyte	535	[b]	36,524
Johnson & Johnson	16,902		2,021,817
Merck & Co.	13,701		815,621
Mettler-Toledo International	359	[b]	197,716
Mylan	595	[b]	22,884
Perrigo	535		39,141
Pfizer	35,223		1,265,562
Regeneron Pharmaceuticals	206	[b]	61,866
Thermo Fisher Scientific	3,872		806,421
Waters	1,672	[b]	322,061
			16,185,237

Description	Shares		Value ($)
Common Stocks - 68.9% (continued)
Real Estate - 1.6%
American Tower	2,360	[c]	326,553
Apartment Investment & Management,
Cl. A	5,805	[c]	237,018
AvalonBay Communities	2,636	[c]	436,363
Crown Castle International	2,870	[c]	298,910
Equinix	5,313	[c]	2,108,464
Equity Residential	177	[c]	11,326
Extra Space Storage	710	[c]	68,338
Federal Realty Investment Trust	488	[c]	58,018
GGP	115	[c]	2,332
HCP	11,405	[c]	273,378
Iron Mountain	7,405	[c]	246,512
Kimco Realty	13,895	[c]	214,817
Mid-America Apartment Communities	55	[c]	5,146
Realty Income	1,140	[c]	60,762
Simon Property Group	780	[c]	124,972
SL Green Realty	2,005	[c]	195,528
Ventas	3,150	[c]	172,179
Welltower	4,935	[c]	284,503
Weyerhaeuser	5,650	[c]	210,914
			5,336,033
Retailing - 4.4%
Amazon. com	4,804	[b]	7,828,694
Booking Holdings	407	[b]	858,330
Dollar Tree	3,014	[b]	248,926
eBay	2,742	[b]	103,428
Expedia	132	[a]	15,976
Genuine Parts	414	[a]	37,587
Home Depot	8,482		1,582,317
L Brands	239		8,104
Lowe's	6,692		635,807
Macy's	1,719	[a]	60,010
Netflix	3,201	[b]	1,125,472
O'Reilly Automotive	2,153	[b]	580,040
Ross Stores	2,308		182,055
The TJX Companies	12,657		1,143,180
Tractor Supply	5,036		374,225
TripAdvisor	875	[b]	45,623
			14,829,774
Semiconductors & Semiconductor Equipment - 3.9%
Analog Devices	1,503		146,062
Applied Materials	5,935		301,379
Broadcom	1,590		400,791
Intel	27,932		1,541,846

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 68.9% (continued)
Semiconductors & Semiconductor Equipment - 3.9%
(continued)
Lam Research	2,579	[a]	511,106
Micron Technology	6,870	[b]	395,643
NVIDIA	25,215		6,358,971
QUALCOMM	4,182		243,058
Texas Instruments	27,004		3,022,018
Xilinx	1,834		124,914
			13,045,788
Software & Services - 12.6%
Accenture, Cl. A	4,575		712,510
Activision Blizzard	1,375		97,501
Adobe Systems	24,889	[b]	6,204,330
Alphabet, Cl. A	5,419	[b]	5,960,900
Alphabet, Cl. C	1,805	[b]	1,958,407
Autodesk	1,980	[b]	255,618
Automatic Data Processing	7,070		919,241
Cognizant Technology Solutions, Cl. A	6,222		468,828
DXC Technology	1,729		159,258
Electronic Arts	23,969	[b]	3,137,782
Facebook, Cl. A	14,253	[b]	2,733,440
Fiserv	6,967	[b]	505,804
International Business Machines	3,077		434,811
Intuit	737		148,579
Jack Henry & Associates	3,185		398,316
Manhattan Associates	7,370	[b]	320,742
Mastercard, Cl. A	10,526		2,001,203
Microsoft	86,983		8,597,400
Oracle	19,520		911,974
Paychex	10,624		696,722
PayPal Holdings	3,142	[b]	257,864
salesforce.com	6,733	[b]	870,779
Take-Two Interactive Software	34	[b]	3,811
Visa, Cl. A	35,890		4,691,541
Western Union	4,157		82,683
			42,530,044
Technology Hardware & Equipment - 3.0%
Amphenol, Cl. A	10,124		880,079
Apple	30,091		5,623,105
Cisco Systems	36,287		1,549,818
Cognex	6,350		290,258
Corning	14,950		406,191
Hewlett Packard Enterprise	20,128		306,751
HP	20,128		443,420
IPG Photonics	1,590	[b]	383,619

Description	Shares		Value ($)
Common Stocks - 68.9% (continued)
Technology Hardware & Equipment - 3.0% (continued)
Motorola Solutions	768		82,437
Seagate Technology	345		19,441
Western Digital	1,496		124,931
			10,110,050
Telecommunication Services - .7%
AT&T	27,158		877,747
CenturyLink	16,190		294,982
TE Connectivity	2,640		245,731
Verizon Communications	18,405		877,366
			2,295,826
Transportation - 1.0%
CSX	7,713		498,645
Delta Air Lines	3,995		215,930
Expeditors International of Washington	5,240		390,275
FedEx	2,533		631,021
Norfolk Southern	757		114,799
Southwest Airlines	9,025		460,997
Union Pacific	6,428		917,661
United Parcel Service, Cl. B	1,636		189,972
			3,419,300
Utilities - 1.2%
AES	11,440		145,860
American Electric Power	2,915		198,074
CenterPoint Energy	5,755		150,378
CMS Energy	8,781		405,068
Dominion Energy	978		62,778
DTE Energy	660		67,604
Duke Energy	1,027		79,243
Eversource Energy	3,785		216,048
Exelon	4,340		179,633
NextEra Energy	4,726		783,618
NiSource	10,190	[a]	257,807
NRG Energy	6,525		223,351
Pinnacle West Capital	1,425		113,444
PPL	5,385		147,118
SCANA	4,180		151,734
Sempra Energy	4,408	[a]	469,584
Southern	38		1,706
Xcel Energy	10,110		460,207
			4,113,255
Total Common Stocks (cost $119,306,199)			232,837,457

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	7-Day
	Yield (%)
Other Investment - 31.0%
Registered Investment Company;
BNY Mellon Income Stock Fund, Cl. M		2,441,934	[d]	22,709,983
Dreyfus Institutional Preferred
Government Plus Money Market Fund	1.73	4,937,620	[d]	4,937,621
Dreyfus Research Growth Fund, Cl. Y		3,112,604	[d]	51,077,831
Dreyfus Strategic Value Fund, Cl. Y		645,412	[d]	25,964,923
Total Other Investment (cost $87,921,886)				104,690,358

Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $113,769)	1.68	113,769	[d]	113,769
Total Investments (cost $207,341,854)		100.0%		337,641,584
Cash and Receivables (Net)		.0%		155,614
Net Assets		100.0%		337,797,198

[a]

Security, or portion thereof, on loan. At May 31, 2018, the value of the fund’s securities on loan was $4,464,774 and the value of the collateral held by the fund was $4,630,084, consisting of cash collateral of $113,769 and U.S. Government & Agency securities valued at $4,516,315.

[b]	Non-income producing security.
[c]	Investment in real estate investment trust.
[d]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund
May 31, 2018 (Unaudited)

The following is a summary of the inputs used as of May 31, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	232,678,436	-	-	232,678,436
Equity Securities—
Foreign Common
Stocks†	159,021	-	-	159,021
Registered Investment
Companies	104,804,127	-	-	104,804,127

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board Members (“Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial

NOTES

assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2018, accumulated net unrealized appreciation on investments was $130,299,730, consisting of $131,564,519 gross unrealized appreciation and $1,264,789 gross unrealized depreciation.

At May 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Funds Trust

By:       /s/ Patrick T. Crowe

            Patrick T. Crowe

            President

Date:    July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Patrick T. Crowe

            Patrick T. Crowe

            President

Date:    July 23, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    July 23, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)